UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  7/31/08


               Date of Reporting Period:  Quarter ended 10/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




AUTOMATED CASH MANAGEMENT TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                    ASSET-BACKED SECURITIES--5.5%
                    FINANCE - AUTOMOTIVE--1.1%
  $  10,000,000     BMW Vehicle Lease Trust 2007-1, Class A1, 5.061%, 11/17/2008                                     $    10,000,000
     11,809,891   1 CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008                                          11,809,891
      3,218,220 1,2 Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008                            3,218,220
     15,000,000     Nissan Auto Receivables Owner Trust 2007-B, Class A1, 5.263%, 10/16/2008                              15,000,000
                       TOTAL                                                                                              40,028,111
                    FINANCE - EQUIPMENT--0.4%
     14,000,000 1,2 Marlin Leasing Receivables XI LLC (Series 2007-1), Class A1, 5.214%, 10/15/2008                       14,000,000
                    FINANCE - RETAIL--4.0%
     38,000,000 1,2 Arkle Master Issuer PLC 2006-1, Class 1A, 5.025%, 11/19/2007                                          38,000,000
     25,000,000 1,2 Arkle Master Issuer PLC 2007-1, Class 1A, 5.025%, 5/17/2008                                           25,000,000
     43,500,000     Holmes Master Issuer PLC 2007-1, Class 1A1, 5.071%, 3/15/2008                                         43,500,000
     13,000,000     Permanent Master Issuer PLC 2007-1, Class A, 5.071%, 1/15/2008                                        13,000,000
     21,889,948 1,2 WST Trust (Series 2007-1G), Class A1, 5.470%, 5/21/2008                                               21,889,948
                       TOTAL                                                                                             141,389,948
                       TOTAL ASSET-BACKED SECURITIES                                                                     195,418,059
                    CERTIFICATES OF DEPOSIT--5.1%
                    BANKING--5.1%
     10,000,000     Bank of Scotland, Edinburgh, 5.310%, 5/23/2008                                                        10,000,000
     25,000,000     Barclays Bank PLC, 4.850% - 5.380%, 1/25/2008 - 3/25/2008                                             25,000,000
     80,000,000     Credit Suisse, Zurich, 5.290% - 5.380%, 1/14/2008 - 6/2/2008                                          79,999,779
     55,000,000     DePfa Bank PLC, 4.800% - 5.370%, 2/8/2008 - 4/22/2008                                                 55,000,000
     10,000,000     Societe Generale, Paris, 5.420%, 7/10/2008                                                            10,000,000
                       TOTAL CERTIFICATES OF DEPOSIT                                                                     179,999,779
                    COLLATERALIZED LOAN AGREEMENTS--9.3%
                    BANKING--5.5%
     10,000,000     BNP Paribas Securities Corp., 5.087%, 11/1/2007                                                       10,000,000
     50,000,000     Barclays Capital, Inc., 5.107% - 5.187%, 11/1/2007                                                    50,000,000
     50,000,000     Fortis Bank SA/NV, 5.137%, 11/1/2007                                                                  50,000,000
     35,000,000     Greenwich Capital Markets, Inc., 5.087% - 5.337%, 11/1/2007 - 1/23/2008                               35,000,000
     50,000,000     HSBC Securities (USA), Inc., 5.087%, 11/1/2007                                                        50,000,000
                       TOTAL                                                                                             195,000,000
                    BROKERAGE--3.8%
     10,000,000     Citigroup Global Markets, Inc., 5.087%, 11/1/2007                                                     10,000,000
     75,000,000     Goldman Sachs & Co., 5.107%, 11/1/2007                                                                75,000,000
     50,000,000     Merrill Lynch, Pierce, Fenner and Smith, 5.150%, 1/18/2008                                            50,000,000
                       TOTAL                                                                                             135,000,000
                       TOTAL COLLATERALIZED LOAN AGREEMENTS                                                              330,000,000
                    COMMERCIAL PAPER --33.7%3
                    BANKING--7.4%
     20,000,000     Citigroup Funding, Inc., 5.300%, 2/13/2008                                                            19,693,778
     25,000,000     Danske Bank A/S, 5.115%, 12/19/2007                                                                   24,829,500
     75,000,000 1,2 Fountain Square Commercial Funding Corp., 5.150% - 5.170%, 11/21/2007 - 1/15/2008                     74,581,118
     98,500,000 1,2 Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.850% - 6.150%, 11/20/2007 -                  97,701,002
                    3/11/2008
     45,000,000 1,2 Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.140% - 5.600%, 12/14/2007 - 2/5/2008                   44,523,556
                       TOTAL                                                                                             261,328,954
                    FINANCE - AUTOMOTIVE--4.4%
     50,569,000     DRAC LLC, (A1+/P1 Series), 4.950% - 5.130%, 11/8/2007 - 1/23/2008                                     50,281,408
     92,000,000     FCAR Auto Loan Trust, (A1+/P1 Series), 4.700% - 5.800%, 11/15/2007 - 4/23/2008                        90,591,560
     16,000,000     FCAR Auto Loan Trust, (A1/P1 Series), 5.090% - 5.290%, 11/15/2007 - 2/26/2008                         15,880,173
                       TOTAL                                                                                             156,753,141
                    FINANCE - COMMERCIAL-7.0%
     53,300,000     CIT Group, Inc., 5.050% - 5.180%, 11/26/2007 - 11/28/2007                                             53,102,883
     25,000,000 1,2 Edison Asset Securitization LLC, 5.020%, 2/7/2008                                                     24,658,361
    125,000,000 1,2 Fairway Finance Co. LLC, 5.180% - 6.150%, 11/2/2007 - 12/7/2007                                      124,681,708
     30,000,000     General Electric Capital Corp., 5.020%, 2/7/2008                                                      29,590,033
     17,500,000 1,2 Versailles CDS LLC, 5.300%, 1/16/2008                                                                 17,304,194
                       TOTAL                                                                                             249,337,179
                    FINANCE - RETAIL--10.1%
     60,000,000 1,2 Alpine Securitization Corp., 4.960% - 5.010%, 11/14/2007 - 1/23/2008                                  59,698,922
     20,000,000 1,2 Amsterdam Funding Corp., 5.180%, 11/9/2007                                                            19,976,978
     30,000,000 1,2 Compass Securitization LLC, 5.100%, 11/26/2007                                                        29,893,750
     25,000,000 1,2 Paradigm Funding LLC, 5.600%, 11/8/2007                                                               24,972,778
    171,700,000 1,2 Sheffield Receivables Corp., 5.000% - 6.150%, 11/6/2007 - 12/7/2007                                  171,040,341
     29,629,000 1,2 Tulip Funding Corp., 6.000%, 12/3/2007                                                                29,470,979
     25,000,000 1,2 Yorktown Capital LLC, 4.910%, 1/25/2008                                                               24,710,174
                       TOTAL                                                                                             359,763,922
                    FINANCE - SECURITIES--4.8%
    140,000,000 1,2 Grampian Funding LLC, 4.990% - 5.550%, 12/17/2007 - 3/28/2008                                        138,471,969
     21,818,000 1,2 Scaldis Capital LLC, 5.290%, 11/5/2007                                                                21,805,176
     10,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.185%, 5/22/2008                                   9,707,624
                       TOTAL                                                                                             169,984,769
                       TOTAL COMMERCIAL PAPER                                                                          1,197,167,965
                    CORPORATE BONDS--0.7%
                    FINANCE - RETAIL--0.7%
      5,000,000     SLM Corp., 5.163%, 1/25/2008                                                                           5,001,015
     20,000,000 1,2 SLM Corp., 5.091%, 4/14/2008                                                                          20,000,000
                       TOTAL CORPORATE BONDS                                                                              25,001,015
                    CORPORATE NOTES--5.5%
                    BANKING--2.2%
     10,000,000     Barclays Bank PLC, 5.350%, 5/30/2008                                                                  10,000,000
     25,000,000     Credit Suisse, Zurich, 5.420%, 2/15/2008                                                              25,000,000
      8,200,000     First Tennessee Bank, N.A., 3.822%, 1/18/2008                                                          8,171,823
     17,000,000     Toronto Dominion Bank, 5.420%, 12/12/2007                                                             17,000,000
     16,000,000     UBS AG, 5.400%, 11/28/2007                                                                            16,000,000
                       TOTAL                                                                                              76,171,823
                    BROKERAGE--1.1%
     40,000,000     Goldman Sachs Group, Inc., 5.057% - 5.141%, 1/16/2008 - 3/5/2008                                      40,000,000
                    FINANCE - SECURITIES--2.2%
     34,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.350%, 5/21/2008 - 6/2/2008                                33,998,647
     45,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 2/4/2008 - 8/5/2008               45,000,000
                       TOTAL                                                                                              78,998,647
                       TOTAL CORPORATE NOTES                                                                             195,170,470
                    LOAN PARTICIPATION--1.1%
                    CHEMICALS--1.1%
     40,000,000     DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.220%, 12/27/2007           40,000,000
                    NOTES - VARIABLE --32.7%4
                    BANKING--17.6%
      4,580,000     AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                               4,580,000
        400,000     Alabama Paper Products LLC, (Series 2003), (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                400,000
      3,885,000     American Concrete Pumping LLC, (Series 2004), (Regions Bank, Alabama LOC), 4.900%, 11/1/2007           3,885,000
      4,100,000     Arkansas Development Finance Authority, (Series 1999A), (BNP Paribas SA LOC), 4.910%,                  4,100,000
                    11/1/2007
      2,000,000     Arkansas Development Finance Authority, (Series 1999B), (BNP Paribas SA LOC), 4.910%,                  2,000,000
                    11/1/2007
      1,000,000     Arkansas Development Finance Authority, (Series 1999C), (BNP Paribas SA LOC), 4.910%,                  1,000,000
                    11/1/2007
      1,000,000     Arkansas Development Finance Authority, (Series 1999D), (BNP Paribas SA LOC), 4.910%,                  1,000,000
                    11/1/2007
      1,225,000     Arkansas Development Finance Authority, (Series 2000A), (BNP Paribas SA LOC), 4.910%,                  1,225,000
                    11/1/2007
      2,050,000     Arkansas Development Finance Authority, (Series 2000B), (Wachovia Bank N.A. LOC), 4.910%,              2,050,000
                    11/1/2007
     60,000,000 1,2 Australia & New Zealand Banking Group, Melbourne, 5.639%, 12/5/2007                                   60,000,000
     40,000,000 1,2 BNP Paribas SA, 4.856%, 11/26/2007                                                                    40,000,000
     13,000,000     Bank of America N.A., 4.988%, 11/1/2007                                                               13,000,000
     20,000,000     Bank of Montreal, 5.470%, 11/21/2007                                                                  20,000,000
     39,000,000 1,2 Bank of Scotland, Edinburgh, 5.112% - 5.580%, 11/9/2007 - 11/20/2007                                  39,000,000
     11,100,000     Bank of Scotland, Edinburgh, 5.198%, 11/1/2007                                                        11,100,898
      4,835,000     CNOS Building LLC, (U.S. Bank, N.A. LOC), 4.750%, 11/7/2007                                            4,835,000
        452,000     Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 4.960%,                     452,000
                    11/1/2007
      2,016,000     Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 4.960%,                   2,016,000
                    11/1/2007
        800,000     Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 4.960%,                     800,000
                    11/1/2007
     35,000,000 1,2 Credit Agricole S.A., 5.141% - 5.180%, 12/24/2007 - 1/23/2008                                         35,000,000
     25,000,000     Credit Suisse, Zurich, 5.475%, 11/26/2007                                                             25,000,000
     30,000,000 1,2 DePfa Bank PLC, 5.754%, 12/17/2007                                                                    30,000,000
      2,257,000     Development Authority of Dekalb County, GA, Chatham Property Assoc., LLP, (Regions Bank,               2,257,000
                    Alabama LOC), 4.870%, 11/1/2007
      7,265,000     E & J Investments LLC, Bradner Village Health Care, (Series 1999), (LaSalle Bank, N.A. LOC),           7,265,000
                    4.960%, 11/1/2007
      7,355,000     Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.940%, 11/1/2007           7,355,000
      7,000,000     FIU Athletics Finance Corp., (Series 2007-B), (Regions Bank, Alabama LOC), 4.890%, 11/1/2007           7,000,000
      5,485,000     Grand Chute, WI, (U.S. Bank, N.A. LOC), 4.750%, 11/7/2007                                              5,485,000
      4,400,000     Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A.              4,400,000
                    LOC), 4.900%, 11/1/2007
        940,000     HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.980%, 11/1/2007                          940,000
     20,300,000     Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 4.850%, 11/1/2007                        20,300,000
     10,500,000     J.P. Morgan Chase & Co., 5.114%, 11/2/2007                                                            10,500,000
        800,000     K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto            800,000
                    Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank, N.A. LOC), 4.900%,
                    11/1/2007
      6,000,000     Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee              6,000,000
                    LOC), 4.700%, 11/7/2007
      2,055,000     Leeds, AL, (Series 2006-B), (Regions Bank, Alabama LOC), 4.880%, 11/1/2007                             2,055,000
      5,000,000 1,2 Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 4.710%,              5,000,000
                    11/7/2007
      5,000,000     Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank,          5,000,000
                    Alabama LOC), 4.890%, 11/1/2007
     37,000,000     Marshall & Ilsley Bank, Milwaukee, 4.843%, 11/26/2007                                                 37,000,000
      4,000,000     Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Regions Bank,             4,000,000
                    Alabama LOC), 4.860%, 11/1/2007
     18,500,000     Mitchell County, GA Development Authority, First United Ethanol, LLC (Series 2006), (Wachovia         18,500,000
                    Bank N.A. LOC), 4.860%, 11/1/2007
     23,600,000     National City Bank, 5.158% - 5.184%, 11/1/2007 - 11/2/2007                                            23,601,332
     25,000,000     PNC Bank, N.A., 4.995%, 11/19/2007                                                                    24,995,357
      2,400,000     Precision Packaging LLC, (Series 1997), (Compass Bank, Birmingham LOC), 4.950%, 11/1/2007              2,400,000
      1,235,000     Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 4.870%, 11/1/2007                    1,235,000
      6,740,000     Rollins College, (Series 1998), (SunTrust Bank LOC), 4.900%, 11/7/2007                                 6,740,000
      2,451,000     Sandridge Food Corp., (National City Bank LOC), 4.920%, 11/1/2007                                      2,451,000
      3,100,000     South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC),          3,100,000
                    4.900%, 11/1/2007
     25,000,000 1,2 Svenska Handelsbanken, Stockholm, 5.061%, 11/13/2007                                                  25,000,000
     10,000,000 1,2 Union Hamilton Special Purpose Funding LLC, (Series 2007-1) Tranche #1, (GTD by Wachovia              10,000,000
                    Corp.), 5.238%, 12/21/2007
      5,000,000 1,2 Union Hamilton Special Purpose Funding LLC, (Series 2007-1), (GTD by Wachovia Corp.), 5.694%,          5,000,000
                    12/17/2007
     30,000,000 1,2 Union Hamilton Special Purpose Funding LLC, (Series 2007-2), Tranche #1, (GTD by Wachovia             30,000,000
                    Corp.), 5.498%, 12/28/2007
     20,000,000     Wells Fargo & Co., 5.184%, 11/2/2007                                                                  20,000,000
     20,000,000 1,2 Westpac Banking Corp. Ltd., Sydney, 5.050%, 11/16/2007                                                20,000,000
      2,800,000     White Hydraulics, Inc., (Series 1999), (Regions Bank, Alabama LOC), 4.950%, 11/1/2007                  2,800,000
                       TOTAL                                                                                             622,623,587
                    BROKERAGE--5.4%
     29,500,000 1,2 Goldman Sachs Group, Inc., 5.161%, 11/15/2007                                                         29,500,871
      9,000,000 1,2 Merrill Lynch & Co., Inc., 5.175%, 11/19/2007                                                          9,000,000
     34,000,000     Merrill Lynch & Co., Inc., 5.033% - 5.231%, 11/5/2007 - 11/26/2007                                    34,000,000
    105,000,000     Morgan Stanley, 4.909% - 5.246%, 11/1/2007 - 11/27/2007                                              105,000,000
     15,000,000   1 PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.718%, 12/6/2007               15,000,000
                       TOTAL                                                                                             192,500,871
                    ELECTRICAL EQUIPMENT--0.5%
     16,540,223     Northwest Airlines, Inc., (GTD by General Electric Co.), 4.780%, 11/5/2007                            16,540,223
                    FINANCE - RETAIL--1.8%
     63,500,000 1,2 Paradigm Funding LLC, 4.920% - 5.015%, 11/19/2007 - 11/23/2007                                        63,498,616
                    FINANCE - SECURITIES--3.9%
    110,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 4.840% - 5.449%, 11/15/2007 - 1/28/2008                             109,987,490
     28,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.815% - 4.990%, 11/1/2007                         27,997,941
                       TOTAL                                                                                             137,985,431
                    GOVERNMENT AGENCY--0.4%
        480,000     Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 4.930%, 11/1/2007                      480,000
      7,000,000     Direct One Funding Corp., (FNMA LOC), 4.880%, 11/1/2007                                                7,000,000
      3,445,000     Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 4.960%,                   3,445,000
                    11/1/2007
      3,800,000     Louisiana PFA, Emberwood Apt. Complex, (Series 2003B), (FNMA LOC), 4.900%, 11/1/2007                   3,800,000
                       TOTAL                                                                                              14,725,000
                    INSURANCE--3.1%
     10,000,000     Genworth Life Insurance Co., 5.450%, 11/9/2007                                                        10,000,000
      5,000,000     Hartford Life Global Funding Trust, 5.111%, 11/15/2007                                                 5,000,000
     25,000,000 1,2 MBIA Global Funding LLC, 4.803%, 11/30/2007                                                           25,001,783
     70,000,000     Monumental Life Insurance Co., 5.646% - 5.755%, 11/1/2007 - 11/30/2007                                70,000,000
                       TOTAL                                                                                             110,001,783
                       TOTAL NOTES - VARIABLE                                                                          1,157,875,511
                    MUTUAL FUND--3.1%
                    ASSET MANAGEMENT--3.1%
    110,000,000   5 AIM Short-Term Investments Co. Liquid Assets Portfolio, 4.720%                                       110,000,000
                    REPURCHASE AGREEMENTS--3.1%
     84,885,000     Interest in $5,000,000,000 joint repurchase agreement 4.97%, dated 10/31/2007, under which            84,885,000
                    Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $5,000,690,278 on 11/1/2007. The market value of the underlying securities at the end of the period was $5,122,026,329.
     10,000,000     Interest in $130,000,000 joint repurchase agreement 4.40%, dated 10/31/2007, under which J.P.         10,000,000
                    Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/16/2008 for $130,015,889 on 11/1/2007. The market value of the underlying securities at the end of the period was $132,604,799.
     15,000,000     Interest in $100,000,000 joint repurchase agreement 4.48%, dated 10/31/2007, under which UBS          15,000,000
                    Securities LLC will repurchase U.S. Treasury securities with various maturities to 10/15/2016 for $100,012,444 on 11/1/2007.  The market value of the underlying securities at the end of the period was $102,002,505.
                       TOTAL REPURCHASE AGREEMENTS                                                                       109,885,000
                       TOTAL INVESTMENTS - 99.8%                                                                       3,540,517,799
                       (AT AMORTIZED COST)6
                       OTHER ASSETS AND LIABILITIES - NET - 0.2%                                                           8,700,789
                       TOTAL NET ASSETS - 100%                                                                       $ 3,549,218,588

  1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $1,705,102,037, which represented
    48.0% of total net assets.
  2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of
    Trustees. At October 31, 2007, these liquid restricted securities amounted to $1,678,292,146, which represented 47.3% of total net assets.
  3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
  4 Floating rate note with current rate and next reset date shown.
  5 7-Day net yield.
  6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2007, is as follows:

SECURITY                                                                                ACQUISTION DATE     ACQUISTION COST
CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008                                  6/19/2007     $11,809,891
PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.718%, 12/6/2007        3/6/2007     $15,000,000



The following acronyms are used throughout this portfolio:

 EDFA    --Economic Development Financing Authority
 FHLB    --Federal Home Loan Bank
 FNMA    --Federal National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts - Liquidity Optional Tender Series
 MFH     --Multifamily Housing
 PFA     --Public Facility Authority
 SWP     --Swap Agreement










AUTOMATED GOVERNMENT MONEY TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    REPURCHASE AGREEMENTS--100.1%
  $  88,900,000     Interest in $2,800,000,000 joint repurchase agreement 4.55%, dated 10/31/2007, under which BNP     $  88,900,000
                    Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                    1/15/2025 for $2,800,353,889 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,856,361,980.
      4,000,000     Interest in $100,000,000 joint repurchase agreement 4.45%, dated 10/31/2007, under which               4,000,000
                    Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2016 for $100,012,361 on 11/1/2007. The market value of the underlying securities at the end of the period was $102,012,946.
    122,000,000     Interest in $1,500,000,000 joint repurchase agreement 4.55%, dated 10/31/2007, under which           122,000,000
                    Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to
                    2/15/2036 for $1,500,189,583 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,530,193,946.
    122,000,000     Interest in $1,800,000,000 joint repurchase agreement 4.55%, dated 10/31/2007, under which           122,000,000
                    Greenwich Capital Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2037 for $1,800,227,500 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,836,001,850.
    122,000,000     Interest in $1,825,000,000 joint repurchase agreement 4.55%, dated 10/31/2007, under which J.P.      122,000,000
                    Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to
                    7/31/2008 for $1,825,230,660 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,861,505,038.
    122,000,000     Interest in $2,000,000,000 joint repurchase agreement 4.55%, dated 10/31/2007, under which           122,000,000
                    Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $2,000,252,778 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,040,005,362.
      4,000,000     Interest in $100,000,000 joint repurchase agreement 4.43%, dated 10/31/2007, under which UBS           4,000,000
                    Securities LLC will repurchase a U.S. Treasury security maturing on 7/15/2014 for $100,012,306 on 11/1/2007. The market value of the underlying security at the end of the period was
                    $102,003,532.
      7,000,000   1 Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007, under which UBS            7,000,000
                    Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2017 for $210,515,556 on 5/21/2008. The market value of the underlying securities at the end of the period was $213,911,108.
      7,000,000   1 Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007, under which UBS            7,000,000
                    Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $207,457,417 on 5/30/2008. The market value of the underlying securities at the end of the period was $210,231,416.
      5,000,000   1 Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007, under which UBS            5,000,000
                    Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2017 for $163,337,622 on 6/13/2008. The market value of the underlying securities at the end of the period was $164,665,575.
                       TOTAL INVESTMENTS - 100.1%                                                                        603,900,000
                       (AT AMORTIZED COST)2
                       OTHER ASSETS AND LIABILITIES -NET -(0.1)%                                                           (477,497)
                       TOTAL NET ASSETS -100%                                                                          $ 603,422,503

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.







FEDERATED CAPITAL RESERVES FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    ASSET-BACKED SECURITIES-4.8%
                    FINANCE - AUTOMOTIVE-0.6%
  $  14,762,364   1 CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008                                     $    14,762,364
     35,000,000 1,2 Ford Credit Auto Owner Trust 2007-B, Class A1, 5.292%, 10/15/2008                                     35,000,000
                       TOTAL                                                                                              49,762,364
                    FINANCE - EQUIPMENT-0.2%
     15,485,099     Caterpillar Financial Asset Trust 2007-A, Class A1, 5.672%, 9/25/2008                                 15,485,099
                    FINANCE - RETAIL-3.5%
     31,500,000 1,2 Arkle Master Issuer PLC 2006-1, Class 1A, 5.025%, 11/19/2007                                          31,500,000
    100,000,000 1,2 Arkle Master Issuer PLC 2007-1, Class 1A, 5.025%, 5/17/2008                                          100,000,000
     54,000,000     Holmes Master Issuer PLC 2007-1, Class 1A1, 5.071%, 3/15/2008                                         54,000,000
     50,000,000     Permanent Master Issuer PLC 2007-1, Class A, 5.071%, 1/15/2008                                        50,000,000
     74,425,825 1,2 WST Trust Series 2007-1G, Class A1, 5.470%, 5/21/2008                                                 74,425,825
                       TOTAL                                                                                             309,925,825
                    INSURANCE-0.5%
     41,000,000     Capital One Auto Finance Trust 2007-C, Class A1, (Financial Guaranty Insurance Company LOC),          41,000,000
                    5.282%, 10/15/2008
                       TOTAL ASSET-BACKED SECURITIES                                                                     416,173,288
                    CERTIFICATES OF DEPOSIT-6.1%
                    BANKING-6.1%
     25,000,000     Bank of Scotland, Edinburgh, 5.310%, 5/22/2008                                                        25,000,000
    105,000,000     Barclays Bank PLC, 5.210% - 5.380%, 1/25/2008 - 2/15/2008                                            105,000,000
    188,000,000     Credit Suisse, Zurich, 5.290% - 5.405%, 1/14/2008 - 6/9/2008                                         187,999,557
    118,300,000     DePfa Bank PLC, 4.800% - 5.055%, 4/14/2008 - 4/24/2008                                               118,300,000
     75,000,000     Huntington National Bank, Columbus, OH, 5.100% - 5.190%, 3/17/2008 - 4/7/2008                         75,000,000
     25,000,000     Societe Generale, Paris, 5.420%, 7/10/2008                                                            25,000,000
                       TOTAL CERTIFICATES OF DEPOSIT                                                                     536,299,557
                    COLLATERALIZED LOAN AGREEMENTS-10.4%
                    BANKING-6.9%
    200,000,000     Barclays Capital, Inc., 5.260%, 11/1/2007                                                            200,000,000
    100,000,000     Credit Suisse First Boston LLC, 5.209%, 11/1/2007                                                    100,000,000
    300,000,000     HSBC Securities (USA), Inc., 5.158%, 11/1/2007                                                       300,000,000
                       TOTAL                                                                                             600,000,000
                    BROKERAGE-3.5%
    107,000,000     Bear Stearns Cos., Inc., 5.188%, 11/1/2007                                                           107,000,000
    200,000,000     Morgan Stanley & Co., Inc., 5.209%, 11/1/2007                                                        200,000,000
                       TOTAL                                                                                             307,000,000
                       TOTAL COLLATERALIZED LOAN AGREEMENTS                                                              907,000,000
                    COMMERCIAL PAPER-36.6%3
                    AEROSPACE / AUTO-0.6%
     23,626,000 1,2 Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.034% -5.584%,            23,571,475
                    11/5/2007 - 11/29/2007
     32,000,000 1,2 Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 5.328% - 5.339%, 12/5/2007 -              31,823,495
                    12/11/2007
                       TOTAL                                                                                              55,394,970
                    BANKING-4.5%
     75,000,000     Danske Bank A/S, 5.182%, 12/19/2007                                                                   74,488,500
     50,000,000     DePfa Bank PLC, 5.054%, 1/22/2008                                                                     49,431,694
     50,000,000 1,2 Fountain Square Commercial Funding Corp., 5.192% - 5.250%, 11/21/2007 - 1/16/2008                     49,654,944
    155,000,000 1,2 Long Lane Master Trust IV, (Bank of America N.A. Swap Agreement), 5.544% - 6.250% 11/9/2007 -        153,725,718
                    3/11/2008
     15,000,000     Louis Dreyfus Corp., (Barclays Bank PLC LOC), 5.122%, 11/16/2007                                      14,968,125
     50,000,000 1,2 Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 5.677%, 12/14/2007                                49,665,556
                       TOTAL                                                                                             391,934,537
                    BROKERAGE-0.4%
     35,000,000     Morgan Stanley, 5.456% - 5.502%, 2/11/2008 - 2/19/2008                                                34,460,250
                    CONSUMER PRODUCTS-1.2%
     26,500,000 1,2 Diageo Capital PLC, (Guaranteed by Diageo PLC), 5.162% - 5.367%, 11/9/2007 -1/15/2008                 26,432,619
     80,750,000 1,2 Fortune Brands, Inc., 5.268% - 5.350%, 11/9/2007 - 12/13/2007                                         80,378,501
                       TOTAL                                                                                             106,811,120
                    FINANCE - AUTOMOTIVE-5.5%
     22,408,000     DRAC LLC, A1/P1 Series, 5.792%, 11/1/2007                                                             22,408,000
     90,000,000     DRAC LLC, A1+/P1 Series, 4.968% - 5.063%, 1/23/2008 - 2/7/2008                                        88,890,056
     71,000,000     FCAR Auto Loan Trust, A1/P1 Series, 5.181% - 5.372%, 11/15/2007 - 3/24/2008                           70,667,584
    305,000,000     FCAR Auto Loan Trust, A1+/P1 Series, 5.349% - 5.973%, 11/15/2007 - 3/5/2008                          302,164,158
                       TOTAL                                                                                             484,129,798
                    FINANCE - COMMERCIAL-8.7%
    350,000,000 1,2 Fairway Finance Co. LLC, 5.042% - 6.247%, 11/8/2007 - 12/7/2007                                      348,837,415
    100,000,000     General Electric Capital Corp., 5.105%, 2/7/2008                                                      98,633,444
    310,000,000 1,2 Versailles CDS LLC, 5.353% - 5.788%, 11/2/2007 - 1/16/2008                                           309,381,223
                       TOTAL                                                                                             756,852,082
                    FINANCE - RETAIL-7.3%
     60,000,000 1,2 Alpine Securitization Corp., 5.029%, 11/14/2007                                                       59,891,450
     35,000,000 1,2 Compass Securitization LLC, 5.125%, 11/26/2007                                                        34,876,042
    393,000,000 1,2 Sheffield Receivables Corp., 4.898% - 6.244%, 11/1/2007 - 12/7/2007                                  391,591,241
    150,000,000 1,2 Yorktown Capital LLC, 4.973% - 5.732%, 12/14/2007 - 1/25/2008                                        148,624,375
                       TOTAL                                                                                             634,983,108
                    FINANCE - SECURITIES-6.8%
     64,000,000 1,2 Beta Finance, Inc., 5.355%, 11/5/2007                                                                 63,962,453
    430,500,000 1,2 Grampian Funding LLC, 5.161% - 5.686%, 11/21/2007 - 3/28/2008                                        425,299,206
     91,213,000 1,2 Scaldis Capital LLC, 5.362%, 11/8/2007                                                                91,119,177
     15,000,000 1,2 Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.371%, 5/22/2008                           14,561,435
                       TOTAL                                                                                             594,942,271
                    FOOD & BEVERAGE-0.8%
     70,000,000 1,2 H.J. Heinz Finance Co., (Guaranteed by H.J. Heinz Co.), 5.293% - 5.423%, 11/9/2007 -                  69,732,083
                    12/3/2007
                    PUBLISHING AND PRINTING-0.2%
     16,000,000 1,2 Gannett Co., Inc., 5.055%, 11/1/2007                                                                  16,000,000
                    RETAIL-0.6%
     14,000,000     Home Depot, Inc., 4.950% - 4.971%, 11/29/2007 - 11/30/2007                                            13,945,553
     36,500,000 1,2 Safeway Inc., 5.143% - 5.384%, 11/5/2007 - 11/26/2007                                                 36,418,230
                       TOTAL                                                                                              50,363,783
                       TOTAL COMMERCIAL PAPER                                                                          3,195,604,002
                    CORPORATE BONDS-1.1%
                    BANKING-0.5%
     45,000,000     Citigroup, Inc., 3.500%, 2/1/2008                                                                     44,781,729
                    RETAIL-0.6%
     50,000,000     Wal-Mart Stores, Inc., 5.933%, 6/1/2008                                                               50,167,926
                       TOTAL CORPORATE BONDS                                                                              94,949,655
                    CORPORATE NOTES-4.3%
                    BANKING-1.2%
      9,500,000     Barclays Bank PLC, 5.350%, 5/30/2008                                                                   9,500,000
     47,000,000     Toronto Dominion Bank, 5.420%, 12/12/2007                                                             47,000,000
     45,000,000     UBS AG, 5.400%, 11/28/2007                                                                            45,000,000
                       TOTAL                                                                                             101,500,000
                    BROKERAGE-1.2%
    110,000,000     Goldman Sachs Group, Inc., 5.058% - 5.550%, 12/18/2007 - 1/16/2008                                   110,000,000
                    FINANCE - SECURITIES-1.9%
     25,000,000 1,2 K2 (USA) LLC, (Guaranteed by K2 Corp.), 5.350%, 5/21/2008                                             25,000,000
    140,000,000 1,2 Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.350% - 5.415%, 2/4/2008 -                140,000,000
                    8/5/2008
                       TOTAL                                                                                             165,000,000
                       TOTAL CORPORATE NOTES                                                                             376,500,000
                    LOAN PARTICIPATION-1.1%
                    CHEMICAL-0.5%
     46,000,000     DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 5.220%,               46,000,000
                    12/27/2007
                    MISCELLANEOUS-0.6%
     48,200,000     Cargill, Inc., 4.950%, 1/28/2008                                                                      48,200,000
                       TOTAL LOAN PARTICIPATION                                                                           94,200,000
                    NOTES - VARIABLE-33.1%4
                    BANKING-18.0%
     17,260,000     Athens-Clarke County, GA IDA, PBR, Inc. Project Series 2007, (Columbus Bank and Trust Co., GA         17,260,000
                    LOC), 4.870%, 11/1/2007
    250,000,000 1,2 Australia & New Zealand Banking Group, Melbourne, 4.970% - 5.214%, 11/23/2007 - 1/7/2008             250,000,000
     40,000,000 1,2 Bank of Ireland, 5.011%, 11/19/2007                                                                   40,000,000
     20,000,000     Bank of Montreal, 5.470%, 11/21/2007                                                                  20,000,000
     62,000,000 1,2 Bank of Scotland, Edinburgh, 5.112, 11/9/2007                                                         62,000,000
     30,000,000     Bank of Scotland, Edinburgh, 5.329%, 11/14/2007                                                       30,000,000
     50,000,000     BNP Paribas SA, 4.695%, 11/28/2007                                                                    49,945,747
    195,000,000 1,2 BNP Paribas SA, 4.846% - 5.500%, 11/19/2007 - 11/26/2007                                             195,000,000
      3,270,000     Brevard County, FL Industrial Development Revenue Bond, Designer Choice Cabinetry, (Regions            3,270,000
                    Bank, Alabama LOC), 4.889%, 11/1/2007
      6,245,000     Capital Markets Access Co. LC, ECO Stonecrest, LLC, Series 2006, (SunTrust Banks, Inc. LOC),           6,245,000
                    4.750%, 11/7/2007
      4,175,000     Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 4.930%, 11/1/2007           4,175,000
    100,000,000 1,2 Commonwealth Bank of Australia, Sydney, 4.913%, 11/26/2007                                           100,000,000
    205,000,000 1,2 Credit Agricole S.A., 5.150% - 5.484%, 11/23/2007 - 1/22/2008                                        205,000,000
     50,000,000     Credit Suisse, Zurich, 5.475%, 11/26/2007                                                             50,000,000
      5,000,000     East Montgomery Health Facilities Development, Inc., Series 2006 - A, (First Commercial Bank,          5,000,000
                    Birmingham, AL LOC), 4.870%, 11/1/2007
      2,350,000     Flintrock Farms, Series 2006, (Fulton Bank LOC), 4.970%, 11/1/2007                                     2,350,000
      3,565,000     Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                          3,565,000
      1,750,000     Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus,            1,750,000
                    OH LOC), 4.940%, 11/1/2007
      4,395,000     M & C Holdings LLC, (RBC Centura Bank LOC), 4.900%, 11/1/2007                                          4,395,000
      3,870,000     Medical Center of Athens, Inc., Series 2007, (Columbus Bank and Trust Co., GA LOC), 4.910%,            3,870,000
                    11/1/2007
      2,945,000     Mesa Properties LLC, Series 2002, (RBC Centura Bank LOC), 4.900%, 11/1/2007                            2,945,000
     73,000,000 1,2 National Australia Bank Ltd., Melbourne, 5.112%, 11/7/2007                                            73,000,000
     75,000,000     National City Bank, 5.178% - 5.530%, 11/1/2007 - 11/13/2007                                           75,000,000
      2,765,000     Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH              2,765,000
                    LOC), 4.940%, 11/1/2007
     20,000,000     PNC Bank, N.A., 4.995%, 11/19/2007                                                                    19,996,285
      4,175,000     Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.165%, 11/1/2007             4,175,000
    135,000,000 1,2 Royal Bank of Canada, Montreal, 5.118%, 11/1/2007                                                    135,000,000
     20,000,000     Societe Generale, Paris, 4.766%, 11/28/2007                                                           19,979,811
     50,000,000 1,2 Societe Generale, Paris, 5.114, 11/2/2007                                                             50,000,000
      2,590,000     Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank,                  2,590,000
                    Cincinnati LOC), 4.910%, 11/1/2007
     25,000,000 1,2 Union Hamilton Special Purpose Funding LLC, Series 2007-2, Tranche #1, (Guaranteed by                 25,000,000
                    Wachovia Corp.), 5.498%, 12/28/2007
        250,000     Wells Fargo & Co., 5.184%, 11/2/2007                                                                     250,000
    100,000,000 1,2 Westpac Banking Corp. Ltd., Sydney, 5.050%, 11/16/2007                                               100,000,000
      3,720,000     Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC),            3,720,000
                    4.970%, 11/1/2007
                       TOTAL                                                                                           1,568,246,843
                    BROKERAGE-5.4%
      5,000,000 1,2 Goldman Sachs Group, Inc., 5.161%, 11/15/2007                                                          5,000,149
    210,000,000     Merrill Lynch & Co., Inc., 5.033% - 5.231%, 11/15/2007 - 11/26/2007                                  210,000,000
     36,000,000 1,2 Merrill Lynch & Co., Inc., 5.175%, 11/19/2007                                                         36,000,000
    180,450,000     Morgan Stanley, 4.980% - 5.008%, 11/1/2007                                                           180,450,000
     40,000,000   1 PYXIS Master Trust, Class 2007-6, (Guaranteed by Merrill Lynch & Co., Inc.), 5.718%,                  40,000,000
                    12/6/2007
                       TOTAL                                                                                             471,450,149
                    FINANCE - RETAIL-1.8%
     20,000,000 1,2 Paradigm Funding LLC, 5.015%, 11/19/2007                                                              19,999,582
    141,000,000 1,2 SLM Corp., 5.091% - 5.110%, 11/12/2007 - 11/14/2007                                                  141,000,000
                       TOTAL                                                                                             160,999,582
                    FINANCE - SECURITIES-5.9%
    100,000,000 1,2 Asscher Finance Corp., 5.339% - 5.538%, 11/15/2007                                                    99,972,744
    270,000,000 1,2 K2 (USA) LLC, (Guaranteed by K2 Corp.), 4.815% - 5.538%, 11/1/2007 - 1/22/2008                       269,972,158
    145,000,000 1,2 Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 4.820% - 5.540%, 11/1/2007-                144,992,301
                    11/19/2007
                       TOTAL                                                                                             514,937,203
                    INSURANCE-2.0%
     31,000,000     Genworth Life Insurance Co., 5.450% - 5.711%, 11/9/2007 - 12/3/2007                                   31,000,000
     23,600,000     Hartford Life Global Funding Trust, 5.111%, 11/15/2007                                                23,600,000
     50,000,000     MetLife Insurance Co. of Connecticut, 5.278% - 5.701%, 12/2/2007 - 12/28/2007                         50,000,000
     37,000,000     Monumental Life Insurance Co., 5.218%, 11/1/2007                                                      37,000,000
     30,000,000     New York Life Insurance Co., 5.416%, 11/1/2007                                                        30,000,000
                       TOTAL                                                                                             171,600,000
                       TOTAL NOTES - VARIABLE                                                                          2,887,233,777
                    REPURCHASE AGREEMENTS-2.5%
     73,000,000     Interest in $1,868,000,000 joint repurchase agreement 4.960%, dated 10/31/2007 under which            73,000,000
                    Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/01/2037 for $73,010,058 on 11/1/2007. The market value of the underlying security at the end of the period was $1,908,418,570.
    150,000,000     Interest in $1,000,000,000 joint repurchase agreement 4.960%, dated 10/31/2007 under which           150,000,000
                    Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/01/2037 for $150,020,667 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,020,539,491.
                       TOTAL REPURCHASE AGREEMENTS                                                                       223,000,000
                           TOTAL INVESTMENTS -100.0%                                                                   8,730,960,279
                           (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILITIES-NET-(0.0%)                                                           (2,266,498)
                       TOTAL NET ASSETS-100%                                                                         $ 8,728,693,781

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $4,838,171,761, which represented 55.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2007, these liquid restricted securities amounted to $4,783,409,397, which represented 54.8% of total net assets.

3 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the
Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 IDA --Industrial Development Authority
 LLC --Limited Liability Corporation
 LOC --Letter of Credit
 PLC --Public Limited Company









FEDERATED GOVERNMENT RESERVES FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007(unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                      U.S. GOVERNMENT AGENCIES - 18.8%
$     761,500,000     Federal Home Loan Bank System Floating Rate Notes, 5.360% - 5.496%, 11/15/2007 - 1/30/2008     $   761,654,833
                   1
      405,875,000     Federal Home Loan Bank System Notes, 4.000% - 5.450%, 2/15/2008 - 10/17/2008                       405,669,265
      101,020,000     Federal Home Loan Mortgage Corp. Discount Notes, 4.890% - 5.020%,   1/7/2008 - 3/3/2008             99,771,025
                   2
       77,000,000     Federal Home Loan Mortgage Corp. Notes, 5.295% - 5.375%, 12/5/2007 - 3/14/2008                      77,000,000
       94,000,000     Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 -                  91,828,393
                   2  5/12/2008
      123,000,000     Federal National Mortgage Association Floating Rate Note, 5.038%, 12/28/2007                       122,989,772
                   1
      213,235,000     Federal National Mortgage Association Notes, 2.875% - 5.300%, 11/21/2007  - 6/30/2008              212,696,661
                         TOTAL U.S. GOVERNMENT AGENCIES                                                                1,771,609,949
                      REPURCHASE AGREEMENTS - 81.4%
    1,795,000,000     Interest in $1,868,000,000 joint repurchase agreement 4.960%, dated 10/31/2007 under which       1,795,000,000
                      Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $1,795,247,311 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,908,418,570.
       75,000,000   3 Repurchase agreement 5.173%, dated 4/11/2007 under which Barclays Capital, Inc. will                75,000,000
                      repurchase U.S. Government Agency securities with various maturities to 10/1/2037 for
                      $78,933,734 on 4/10/2008. The market value of the underlying securities at the end of the period was $77,494,214.
    2,000,000,000     Repurchase agreement 4.960%, dated 10/31/2007 under which BNP Paribas Securities Corp. will      2,000,000,000
                      repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for
                      $2,000,275,556 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,044,666,249.
    2,000,000,000     Repurchase agreement 4.970%, dated 10/31/2007 under which Citigroup Global Markets, Inc.         2,000,000,000
                      will repurchase U.S. Government Agency securities with various maturities to 10/1/2047 for
                      $2,000,276,111 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,049,444,185.
      850,000,000     Interest in $1,000,000,000 joint repurchase agreement 4.960%, dated 10/31/2007 under which         850,000,000
                      Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $850,117,111 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,020,539,491.
      250,000,000     Repurchase agreement 4.800%, dated 10/3/2007 under which Credit Suisse First Boston LLC            250,000,000
                    3 will repurchase U.S. Government Agency securities with various maturities to 10/1/2037 for
                      $251,100,000 on 11/5/2007. The market value of the underlying securities at the end of the period was $255,003,353.
      375,000,000     Repurchase agreement 4.950%, dated 10/31/2007 under which Deutsche Bank Securities, Inc.           375,000,000
                      will repurchase U.S. Government Agency securities with various maturities to 10/1/2037 for
                      $375,051,563 on 11/1/2007. The market value of the underlying securities at the end of the period was $384,166,592.
      200,000,000     Repurchase agreement 4.780%, dated 10/16/2007 under which UBS Securities LLC will                  200,000,000
                   3  repurchase U.S. Government Agency securities with various maturities to 10/1/2037 for
                      $202,416,556 on 1/15/2008. The market value of the underlying securities at the end of the period was $204,380,429.
       80,000,000     Repurchase agreement 5.290%, dated 11/8/2006 under which UBS Securities LLC will repurchase         80,000,000
                    3 U.S. Government Agency securities with various maturities to 5/1/2036 for $84,279,022 on
                      11/7/2007. The market value of the underlying securities at the end of the period was
                      $83,430,829.
       45,000,000     Repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase         45,000,000
                   3  U.S. Government Agency securities with various maturities to 6/15/2037 for $47,405,038 on
                      5/27/2008. The market value of the underlying securities at the end of the period was
                      $47,398,156.
                         TOTAL REPURCHASE AGREEMENTS                                                                   7,670,000,000
                         TOTAL INVESTMENTS-100.2%                                                                      9,441,609,949
                         (AT AMORTIZED COST)4
                         OTHER ASSETS AND LIABILITIES-NET-(0.2)%                                                        (14,546,712)
                         TOTAL NET ASSETS-100%                                                                       $ 9,427,063,237

1    Floating rate note with current rate and next reset date shown.

2    Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days notice.

4    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.


INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.









FEDERATED MASTER TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   ASSET-BACKED SECURITIES--5.7%
                   FINANCE - AUTOMOTIVE--1.1%
  $  1,180,989   1 CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008                                        $   1,180,989
       321,822 1,2 Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008                               321,822
     1,000,000 1,2 Ford Credit Auto Owner Trust 2007-B, Class A1, 5.291%, 10/15/2008                                       1,000,000
       253,913     Merrill Auto Trust Securitization 2007-1, Class A1, 5.346%, 6/16/2008                                     253,913
                      TOTAL                                                                                                2,756,724
                   FINANCE - EQUIPMENT--0.7%
     1,720,567     Caterpillar Financial Asset Trust 2007-A, Class A1, 5.672%, 9/25/2008                                   1,720,567
                   FINANCE - RETAIL--3.9%
     3,000,000 1,2 Arkle Master Issuer PLC 2006-1, Class 1A, 5.025%, 11/19/2007                                            3,000,000
     5,000,000 1,2 Arkle Master Issuer PLC 2007-1, Class 1A, 5.025%, 5/17/2008                                             5,000,000
     1,400,000     Holmes Master Issuer PLC 2007-1, Class 1A1, 5.071%, 3/15/2008                                           1,400,000
                      TOTAL                                                                                                9,400,000
                      TOTAL ASSET-BACKED SECURITIES                                                                       13,877,291
                   CERTIFICATES OF DEPOSIT--7.3%
                   BANKING--7.3%
     1,000,000     Bank of Scotland, Edinburgh, 5.310%, 5/22/2008 - 5/23/2008                                              1,000,000
     4,000,000     Barclays Bank PLC, 5.300% - 5.380%, 1/16/2008 - 2/15/2008                                               4,000,000
     3,750,000     Credit Suisse, Zurich, 5.290% - 5.380%, 4/11/2008 - 6/2/2008                                            3,750,000
     9,000,000     DePfa Bank PLC, 4.800% - 5.055%, 4/14/2008 - 4/24/2008                                                  9,000,000
                      TOTAL CERTIFICATES OF DEPOSIT                                                                       17,750,000
                   COLLATERALIZED LOAN AGREEMENTS--9.1%
                   BROKERAGE--9.1%
    10,000,000     Citigroup Global Markets, Inc., 5.087%, 11/1/2007                                                      10,000,000
     7,000,000     Goldman Sachs & Co., 5.107%, 11/1/2007                                                                  7,000,000
     5,000,000     Merrill Lynch, Pierce, Fenner and Smith, 5.100%, 11/1/2007                                              5,000,000
                      TOTAL COLLATERALIZED LOAN AGREEMENTS                                                                22,000,000
                   COMMERCIAL PAPER--35.9%3
                   BANKING--5.3%
     5,000,000 1,2 Fountain Square Commercial Funding Corp., 5.150%, 1/15/2008                                             4,946,354
     5,000,000 1,2 Long Lane Master Trust IV, (Bank of America N.A. SWP), 6.150%, 12/14/2007                               4,963,271
     3,000,000 1,2 Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.600%, 12/14/2007                                         2,979,933
                      TOTAL                                                                                               12,889,558
                   FINANCE - AUTOMOTIVE--8.9%
    10,000,000     DRAC LLC, A1+/P1 Series, 4.910% - 5.750%, 11/1/2007 - 2/8/2008                                          9,936,437
     4,000,000     FCAR Auto Loan Trust, A1+/P1 Series, 5.270% - 5.500%, 2/6/2008 - 2/20/2008                              3,937,684
     8,000,000     FCAR Auto Loan Trust, A1/P1 Series, 5.050% - 5.510%, 1/16/2008 - 3/24/2008                              7,867,754
                      TOTAL                                                                                               21,741,875
                   FINANCE - COMMERCIAL--4.1%
     5,000,000 1,2 Fairway Finance Co. LLC, 5.040%, 11/20/2007                                                             4,986,700
     5,000,000 1,2 Versailles CDS LLC, 5.300%, 1/16/2008                                                                   4,944,056
                      TOTAL                                                                                                9,930,756
                   FINANCE - RETAIL--11.9%
     1,000,000 1,2 Amsterdam Funding Corp., 5.180%, 11/9/2007                                                                998,849
     7,000,000 1,2 Barton Capital LLC, 5.170%, 11/9/2007                                                                   6,991,958
     4,000,000 1,2 Chariot Funding LLC, 5.000%, 12/13/2007                                                                 3,976,667
     2,000,000 1,2 Compass Securitization LLC, 5.100%, 11/26/2007                                                          1,992,917
     5,000,000 1,2 Sheffield Receivables Corp., 6.150%, 12/7/2007                                                          4,969,250
     5,000,000 1,2 Tulip Funding Corp., 6.000%, 12/3/2007                                                                  4,973,333
     5,000,000 1,2 Yorktown Capital LLC, 4.910%, 1/25/2008                                                                 4,942,035
                      TOTAL                                                                                               28,845,009
                   FINANCE - SECURITIES--5.7%
    12,000,000 1,2 Grampian Funding LLC, 5.035% - 5.550%, 12/20/2007 - 3/18/2008                                          11,887,412
     2,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.250%, 4/21/2008                                    1,949,833
                      TOTAL                                                                                               13,837,245
                      TOTAL COMMERCIAL PAPER                                                                              87,244,443
                   CORPORATE BONDS--0.8%
                   FINANCE - RETAIL--0.8%
     1,000,000     SLM Corp., 5.163%, 1/25/2008                                                                            1,000,203
     1,000,000 1,2 SLM Corp., 5.091%, 4/14/2008                                                                            1,000,000
                      TOTAL CORPORATE BONDS                                                                                2,000,203
                   CORPORATE NOTES--3.4%
                   BANKING--1.6%
     1,000,000     Credit Suisse, Zurich, 5.420%, 12/4/2007                                                                1,000,000
     3,000,000     First Tennessee Bank, N.A., 3.822%, 1/18/2008                                                           2,989,691
                      TOTAL                                                                                                3,989,691
                   BROKERAGE--0.4%
     1,000,000     Goldman Sachs Group, Inc., 5.057%, 1/16/2008                                                            1,000,000
                   FINANCE - SECURITIES--1.4%
     1,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 6/2/2008                                                         999,944
     2,500,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 4/21/2008 - 8/5/2008                2,500,000
                      TOTAL                                                                                                3,499,944
                      TOTAL CORPORATE NOTES                                                                                8,489,635
                   NOTES - VARIABLE--35.1%4
                   BANKING--18.5%
     3,000,000     BNP Paribas SA, 4.761%, 11/28/2007                                                                      2,996,745
     6,000,000     Bank of America N.A., 4.988%, 11/1/2007                                                                 6,000,000
     2,000,000 1,2 Bank of Ireland, 5.011%, 11/19/2007                                                                     2,000,000
     2,000,000 1,2 Bank of New York Mellon Corp., 4.879%, 11/27/2007                                                       2,000,000
     3,000,000     Bank of Scotland, Edinburgh, 5.280%, 12/24/2007                                                         3,000,000
     3,000,000 1,2 Bank of Scotland, Edinburgh, 5.112% - 5.580%, 11/9/2007 - 11/20/2007                                    3,000,000
     1,980,000     Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wachovia Bank N.A. LOC),        1,980,000
                   4.930%, 11/1/2007
       965,000     Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 4.950%,                965,000
                   11/1/2007
     4,000,000 1,2 Credit Agricole S.A., 5.180%, 12/24/2007                                                                4,000,000
       440,000     Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.165%,          440,000
                   11/1/2007
     4,000,000     Marshall & Ilsley Bank, Milwaukee, 4.842%, 11/26/2007                                                   4,000,000
     1,125,000     Richland County, MT, Sidney Health Center Project, (Series 2007B), (Allied Irish Banks PLC LOC),        1,125,000
                   4.960%, 11/1/2007
     1,000,000 1,2 Royal Bank of Canada, Montreal, 5.118%, 11/1/2007                                                       1,000,000
     8,000,000 1,2 Union Hamilton Special Purpose Funding LLC, (Series 2007-2), Tranche #1, (GTD by Wachovia               8,000,000
                   Corp.), 5.498%, 12/28/2007
     1,500,000     Wells Fargo & Co., 5.184%, 11/2/2007                                                                    1,500,000
     2,500,000 1,2 Westpac Banking Corp. Ltd., Sydney, 5.050%, 11/16/2007                                                  2,500,000
       225,000     White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.165%,           225,000
                   11/1/2007
       285,000     Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 4.900%, 11/1/2007                     285,000
                      TOTAL                                                                                               45,016,745
                   BROKERAGE--3.9%
     2,000,000 1,2 Goldman Sachs Group, Inc., 5.161%, 11/15/2007                                                           2,000,021
     3,500,000     Merrill Lynch & Co., Inc., 5.032% - 5.340%, 11/23/2007 - 11/26/2007                                     3,500,000
     1,000,000 1,2 Merrill Lynch & Co., Inc., 5.175%, 11/19/2007                                                           1,000,000
     3,000,000     Morgan Stanley, 4.980%, 11/1/2007                                                                       3,000,000
                      TOTAL                                                                                                9,500,021
                   FINANCE - RETAIL--0.8%
     2,000,000 1,2 Paradigm Funding LLC, 4.920%, 11/23/2007                                                                1,999,955
                   FINANCE - SECURITIES--5.8%
     1,000,000 1,2 Asscher Finance Corp., 5.340%, 11/15/2007                                                                 999,768
     9,500,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 4.815% - 5.538%, 11/1/2007 - 1/21/2008                                 9,498,997
     3,500,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance, Inc.), 4.815% - 5.208%, 11/1/2007                           3,499,937
                      TOTAL                                                                                               13,998,702
                   GOVERNMENT AGENCY--4.0%
     9,655,000     Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 4.880%, 11/1/2007             9,655,000
                   INSURANCE--2.1%
     2,000,000     MetLife Insurance Co. of Connecticut, 5.701%, 12/3/2007                                                 2,000,000
     2,000,000     Monumental Life Insurance Co., 5.755%, 11/1/2007                                                        2,000,000
     1,000,000 1,2 Pacific Life Global Funding, 5.196%, 11/5/2007                                                          1,000,004
                      TOTAL                                                                                                5,000,004
                      TOTAL NOTES - VARIABLE                                                                              85,170,427
                   REPURCHASE AGREEMENT--2.4%
     5,846,000     Interest in $5,000,000,000 joint repurchase agreement 4.97%, dated 10/31/2007 under which               5,846,000
                   Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $5,000,690,278 on 11/1/2007. The market value of the underlying securities at the end of the period was $5,122,026,329.
                      TOTAL INVESTMENTS --- 99.7%                                                                        242,377,999
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --- NET --- 0.3%                                                          616,179
                      TOTAL NET ASSETS --- 100%                                                                        $ 242,994,178

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $123,004,005, which represented 50.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2007, these liquid restricted securities amounted to $121,823,016, which represented 50.1% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.


    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.


    INVESTMENT VALUATION
    The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


   Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2007, is as follows:


SECURITY                              ACQUISITION DATE     ACQUISITION COST

CAL Securitization Trust 2007-1,
   Class A1, 5.424%, 7/15/2008        6/19/2007            $1,180,989



    The following acronyms are used throughout this portfolio:

 FNMA --Federal National Mortgage Association
 GTD  --Guaranteed
 LOC  --Letter of Credit
 SWP  --Swap Agreement









FEDERATED MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                      SHORT-TERM MUNICIPALS-100.4%1,2
                      ALABAMA-6.8%
  $       600,000     Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia          $ 600,000
                      Bank N.A. LOC), 3.580%, 11/1/2007
          100,000     Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions           100,000
                      Bank, Alabama LOC), 3.630%, 11/1/2007
        4,315,000     Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank,         4,315,000
                      Birmingham LOC), 3.580%, 11/1/2007
        5,000,000     Chatom, AL IDB, (Series 2001) Weekly VRDNs (Alabama Electric Co-op, Inc.)/(Regions Bank,             5,000,000
                      Alabama LOC), 3.580%, 11/1/2007
       14,500,000     Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD),          14,500,000
                      3.330%, 11/7/2007
        5,140,000 3,4 Huntsville, AL Public Building Authority, SPEARS (DB-377) Weekly VRDNs (MBIA Insurance Corp.         5,140,000
                      INS)/(Deutsche Bank AG LIQ), 3.570%, 11/1/2007
          385,000     St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National                385,000
                      Australia Bank Ltd., Melbourne LOC), 3.550%, 11/1/2007
                          TOTAL                                                                                           30,040,000
                      ARIZONA-1.3%
        5,980,000 3,4 Phoenix, Maricopa County, Pima County, AZ IDA, MERLOTS (Series 2007-E3) Weekly VRDNs (GNMA           5,980,000
                      COL)/(Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
                      ARKANSAS-0.1%
          500,000     Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering           500,000
                      Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.570%, 11/1/2007
                      COLORADO-0.9%
        4,045,000 3,4 Colorado HFA, MERLOTS (Series 2002-A60) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank       4,045,000
                      N.A. LIQ), 3.380%, 11/7/2007
                      DISTRICT OF COLUMBIA-3.0%
        2,400,000 3,4 District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank       2,400,000
                      of New York LIQ), 3.620%, 11/1/2007
          850,000 3,4 District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank         850,000
                      of New York LIQ), 3.620%, 11/1/2007
       10,000,000 3,4 Metropolitan Washington, DC Airports Authority, ROCs (Series 7065) Weekly VRDNs (Ambac              10,000,000
                      Financial Group, Inc. INS)/(Citigroup, Inc. LIQ), 3.590%, 11/1/2007
                          TOTAL                                                                                           13,250,000
                      FLORIDA-5.3%
        8,400,000 3,4 Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010) Weekly VRDNs (MBIA Insurance         8,400,000
                      Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.540%, 11/1/2007
        2,320,000 3,4 Clipper Tax-Exempt Certificates Trust (Florida-AMT) Series 2005-17 Weekly VRDNs (Merrill Lynch       2,320,000
                      & Co., Inc. LIQ), 3.550%, 11/1/2007
        5,200,000 3,4 Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081) Weekly VRDNs (MBIA       5,200,000
                      Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.540%, 11/1/2007
        4,000,000     Miami-Dade County, FL, (Series A), 3.750% CP (Miami International Airport)/(BNP Paribas SA and       4,000,000
                      Dexia Credit Local LOCs), Mandatory Tender 12/14/2007
        3,850,000     St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power &l Light         3,850,000
                      Co.), 3.650%, 11/1/2007
                          TOTAL                                                                                           23,770,000
                      GEORGIA-6.3%
        1,000,000     Cobb County, GA Development Authority, (Series 2007) Weekly VRDNs (Republic Services, Inc.),         1,000,000
                      3.790%, 11/1/2007
        4,000,000 3,4 Cobb County, GA Housing Authority, (Series PT-2221) Weekly VRDNs (Hickory Lake                       4,000,000
                      Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.650%, 11/1/2007
        2,100,000     DeKalb County, GA Development Authority, (Series 1995) Weekly VRDNs (Rock-Tenn Converting            2,100,000
                      Co.)/(SunTrust Bank LOC), 3.540%, 11/7/2007
       16,615,000     DeKalb County, GA MFHA, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions          16,615,000
                      Bank, Alabama LOC), 3.580%, 11/1/2007
        1,600,000     Fulton County, GA IDA, (Series 1989) Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt           1,600,000
                      LOC), 3.680%, 11/1/2007
        2,000,000     Mitchell County, GA Development Authority, (Series 2006) Weekly VRDNs (First United Ethanol          2,000,000
                      LLC)/(Wachovia Bank N.A. LOC), 3.600%, 11/1/2007
  $       650,000     Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 3.410%, 11/7/2007               $    650,000
                          TOTAL                                                                                           27,965,000
                      IDAHO-0.6%
        2,425,000     Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas       2,425,000
                      SA LOC), 3.600%, 11/1/2007
                      ILLINOIS-6.7%
        6,000,000     Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1998) Weekly VRDNs (Yeomans             6,000,000
                      Chicago Corp.)/(Regions Bank, Alabama LOC), 3.560%, 11/1/2007
        4,330,000     Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family        4,330,000
                      LLC)/(LaSalle Bank, N.A. LOC), 3.560%, 11/1/2007
        5,765,000 3,4 Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-C70) Weekly VRDNs          5,765,000
                      (GNMA COL)/(Bank of New York LIQ), 3.390%, 11/7/2007
        3,995,000 3,4 Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-E4) Weekly VRDNs           3,995,000
                      (GNMA COL)/(Bank of New York LIQ), 3.390%, 11/7/2007
        2,645,000 3,4 Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-E5) Weekly VRDNs           2,645,000
                      (GNMA COL)/(Bank of New York LIQ), 3.390%, 11/7/2007
        1,090,000 3,4 Chicago, IL Single Family Mortgage, MACON (Series 1999N) Weekly VRDNs (GNMA COL)/(Bank of            1,090,000
                      America N.A. LIQ), 3.580%, 11/1/2007
        3,890,000     Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase          3,890,000
                      Bank, N.A. LOC), 3.400%, 11/7/2007
          190,000     Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments              190,000
                      LLC)/(LaSalle Bank, N.A. LOC), 3.440%, 11/7/2007
        2,000,000     Illinois Housing Development Authority, (2007 Sub-series H-2), 3.480% TOBs, Mandatory Tender         2,000,000
                      10/1/2008
                          TOTAL                                                                                           29,905,000
                      INDIANA-6.5%
          372,000     Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments) Weekly VRDNs (Pedcor                 372,000
                      Investments-1994-XXII LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.600%, 11/1/2007
        3,250,000     Goshen, IN EDRB, (Series 2007) Weekly VRDNs (LMA-HUF Development LLC)/(Comerica Bank LOC),           3,250,000
                      3.530%, 11/1/2007
        2,700,000 3,4 Indiana State Finance Authority Water Facilities, Austin (Series BOA 111) Weekly VRDNs               2,700,000
                      (Indiana-American Water Company, Inc.)/(Ambac Financial Group, Inc. INS)/(Bank of America N.A.
                      LIQ), 3.530%, 11/1/2007
       17,700,000     Indiana State Finance Authority, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco         17,700,000
                      Bilbao Vizcaya Argentaria SA LOC), 3.360%, 11/7/2007
        5,090,000 3,4 Indiana State HFA, PUTTERs (Series 1204) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 3.550%,            5,090,000
                      11/1/2007
                          TOTAL                                                                                           29,112,000
                      KANSAS-0.6%
        2,437,000 3,4 Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2005-13 Weekly VRDNs (Sedgwick &           2,437,000
                      Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.550%, 11/1/2007
                      KENTUCKY-1.7%
        4,600,000     Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.620%,        4,600,000
                      11/1/2007
        2,555,000     Henderson, KY IDRB, Series 1998 Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo        2,555,000
                      Bank, N.A. LOC), 3.540%, 11/1/2007
          178,000     Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky,              178,000
                      Inc.)/(National City Bank LOC), 3.560%, 11/1/2007
          275,000     Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.620%, 11/1/2007                 275,000
                          TOTAL                                                                                            7,608,000
                      LOUISIANA-0.3%
        1,530,000 3,4 Jefferson Parish, LA Home Mortgage Authority, MERLOTS (Series 2001-A79) Weekly VRDNs (GNMA           1,530,000
                      COL)/(Wachovia Bank N.A. LIQ), 3.430%, 11/7/2007
                      MAINE-1.2%
        1,820,000     Maine Finance Authority, (Series 2005) Weekly VRDNs (Brunswick Publishing)/(SunTrust Bank            1,820,000
                      LOC), 3.530%, 11/1/2007
        1,100,000     Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.850% TOBs 9/22/2008        1,100,000
        2,540,000 3,4 Maine State Housing Authority, PUTTERs (Series 1414B) Weekly VRDNs (JPMorgan Chase & Co. LIQ),       2,540,000
                      3.550%, 11/1/2007
                          TOTAL                                                                                            5,460,000
                      MARYLAND-2.9%
        5,385,000 3,4 Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-E1)        5,385,000
                      Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
  $     7,395,000 3,4 Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54)    $  7,395,000
                      Weekly VRDNs (Bank of New York LIQ), 3.390%, 11/7/2007
                          TOTAL                                                                                           12,780,000
                      MASSACHUSETTS-0.5%
        2,335,000     Massachusetts Development Finance Agency, (Series 2004), 3.800% CP (Nantucket Electric               2,335,000
                      Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 11/13/2007
                      MINNESOTA-2.2%
        4,800,000 3,4 Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman            4,800,000
                      Brothers Holdings, Inc. SWP), 3.540%, 11/1/2007
        2,500,000     St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank,         2,500,000
                      N.A. LOC), 3.530%, 11/2/2007
        2,250,000     Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC),            2,250,000
                      3.580%, 11/2/2007
                          TOTAL                                                                                            9,550,000
                      MISSISSIPPI-6.2%
          150,000     Mississippi Business Finance Corp., (Series 1999)  VRDNs (Polks Meat Products, Inc.)/(Regions          150,000
                      Bank, Alabama LOC), 3.630%, 11/1/2007
        3,460,000     Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions           3,460,000
                      Bank, Alabama LOC), 3.580%, 11/1/2007
        2,600,000     Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions       2,600,000
                      Bank, Alabama LOC), 3.580%, 11/1/2007
        1,865,000     Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H. M. Richards,        1,865,000
                      Inc.)/(Regions Bank, Alabama LOC), 3.630%, 11/1/2007
        1,000,000     Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank        1,000,000
                      N.A. LOC), 3.580%, 11/1/2007
        6,200,000     Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wachovia Bank         6,200,000
                      N.A. LOC), 3.580%, 11/1/2007
        4,000,000     Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park                4,000,000
                      Apartments)/(Wachovia Bank N.A. LOC), 3.580%, 11/1/2007
          520,000     Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park         520,000
                      Apartments)/(Wachovia Bank N.A. LOC), 3.630%, 11/1/2007
        7,800,000     Mississippi Regional Housing Authority No. II, (Series 2000), 4.300% TOBs (Laurel Park               7,800,000
                      Apartments)/(First Tennessee Bank, N.A. LOC), Mandatory Tender 6/1/2008
                          TOTAL                                                                                           27,595,000
                      MISSOURI-1.0%
        4,645,000 3,4 Missouri State Housing Development Commission, PUTTERs (Series 1514) Weekly VRDNs (GNMA              4,645,000
                      COL)/(JPMorgan Chase & Co. LIQ), 3.550%, 11/1/2007
                      MULTI STATE-6.2%
        3,413,426 3,4 ABN AMRO Chicago Corp. 1997-1 Lease TOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle        3,413,426
                      Bank, N.A. LOC), 3.630%, 11/1/2007
        1,780,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2006-5 Weekly VRDNs (GNMA             1,780,000
                      COL)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 11/1/2007
        4,784,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2007-40 Weekly VRDNs (GNMA            4,784,000
                      COL)/(State Street Bank and Trust Co. LIQ), 3.580%, 11/1/2007
          856,939 3,4 GS Pool Trust (Series 2006-56TP) Weekly VRDNs (Natixis Financial Products, Inc. INS)/(Goldman          856,939
                      Sachs Group, Inc. LIQ), 3.530%, 11/1/2007
        1,953,753 3,4 GS Pool Trust Series 2006-19TP Weekly VRDNs (Natixis Financial Products, Inc. INS)/(Goldman          1,953,753
                      Sachs Group, Inc. LIQ), 3.560%, 11/1/2007
        1,900,000 3,4 GS Pool Trust Series 2006-35TP Weekly VRDNs (Natixis Financial Products, Inc. INS)/(Goldman         1,900,000
                      Sachs Group, Inc. LIQ), 3.560%, 11/1/2007
        3,955,000 3,4 JPMorgan Chase & Co. I-Putters Trust (Series 1761P) Weekly VRDNs (FGIC, Financial Security          3,955,000
                      Assurance, Inc. INS) and JPMorgan Chase Bank, N.A. LIQs), 3.650%, 11/1/2007
        6,500,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001)  VRDNs (Ambac Financial       6,500,000
                      Group, Inc., FGIC, Financial Security Assurance, Inc., MBIA Insurance Corp. INS) and Merrill
                      Lynch & Co., Inc. LIQs), 3.650%, 11/1/2007
        2,640,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002)  VRDNs (Merrill Lynch &       2,640,000
                      Co., Inc. LIQ), 3.650%, 11/1/2007
                          TOTAL                                                                                           27,783,118
                      NEBRASKA-1.2%
        5,500,000 3,4 Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase &          5,500,000
                      Co. LIQ), 3.550%, 11/1/2007
                      NEVADA-2.4%
        3,385,000 3,4 Clark County, NV Airport System, (PT-2806) Weekly VRDNs (Ambac Financial Group, Inc.                 3,385,000
                      INS)/(Merrill Lynch & Co., Inc. LIQ), 3.610%, 11/1/2007
        1,000,000     Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1) Weekly         1,000,000
                      VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische
                      Landesbank (Guaranteed) LIQ), 3.310%, 11/7/2007
  $     3,195,000     Director of the State of Nevada Department of Business and Industry, Industrial Development       $  3,195,000
                      Revenue Bonds (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Key Bank, N.A. LOC), 3.580%,
                      11/1/2007
        2,995,000 3,4 Nevada Rural Housing Authority, MERLOTS (Series 2007-E6) Weekly VRDNs (GNMA COL)/(Bank of New        2,995,000
                      York LIQ), 3.390%, 11/7/2007
                          TOTAL                                                                                           10,575,000
                      NEW JERSEY-5.6%
        4,000,000     Beachwood, NJ, 4.000% BANs, 8/29/2008                                                                4,006,652
        4,643,665     Lambertville, NJ, 3.850% BANs, 6/13/2008                                                             4,650,616
        5,227,430     Point Pleasant, NJ, 4.125% BANs, 1/30/2008                                                           5,231,476
        2,000,000     Spring Lake Boro, NJ, 3.900% BANs, 10/17/2008                                                        2,005,539
        2,000,000     Washington Borough, NJ, 4.000% BANs, 11/30/2007                                                      2,000,155
        7,203,000     Wildwood, NJ, 4.375% BANs, 5/9/2008                                                                  7,217,551
                           TOTAL                                                                                          25,111,989
                      NEW YORK-2.2%
        4,545,000 3,4 Nassau County, NY IDA, ROCs (Series 738CE) Weekly VRDNs (Mill River Residences)/(Citibank NA,        4,545,000
                      New York LIQ)/(Citibank NA, New York LOC), 3.600%,11/1/2007
        5,155,000     New York City, NY IDA, (Series 2004) Weekly VRDNs (Super-Tek Products, Inc.)/(Citibank NA, New       5,155,000
                      York LOC), 3.510%, 11/1/2007
                          TOTAL                                                                                            9,700,000
                      NORTH CAROLINA-1.3%
        3,335,000 3,4 Charlotte, NC Airport, (PT-719) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ),        3,335,000
                      3.610%, 11/1/2007
        2,500,000     Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.),         2,500,000
                      3.400%, 11/7/2007
                          TOTAL                                                                                            5,835,000
                      NORTH DAKOTA-1.1%
        4,920,000 3,4 Grand Forks, ND, MT-482 Weekly VRDNs (Altru Health System Obligated Group)/(Merrill Lynch &          4,920,000
                      Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.630%, 11/1/2007
                      OHIO-1.1%
        1,000,000     Kent, OH, 4.000% BANs, 10/16/2008                                                                    1,003,692
        1,100,000     Licking County, OH Career & Technology Educational Centers, 4.500% BANs, 9/10/2008                   1,106,634
        2,885,000     Stark County, OH IDR, 4.150% BANs, 11/15/2007                                                        2,885,484
                          TOTAL                                                                                            4,995,810
                      OKLAHOMA-1.1%
          350,000     Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC),              350,000
                      3.730%, 11/1/2007
        2,998,206 3,4 Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2004-3 Weekly VRDNs (Oklahoma            2,998,206
                      HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.550%, 11/1/2007
        1,500,000     Oklahoma Development Finance Authority, (Series 2002) Weekly VRDNs (ConocoPhillips                   1,500,000
                      Co.)/(ConocoPhillips GTD), 3.370%, 11/7/2007
                          TOTAL                                                                                            4,848,206
                      OREGON-0.2%
        1,000,000     Oregon State EDRB, (Series CXLVII) Weekly VRDNs (Toyo Tanso USA, Inc.)/(Bank of Tokyo-               1,000,000
                      Mitsubishi UFJ Ltd. LOC), 3.770%, 11/1/2007
                      SOUTH CAROLINA-2.2%
        3,375,000     South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.), 3.790%,               3,375,000
                      11/1/2007
        1,100,000     South Carolina State Housing Finance & Development Authority, (Series 2007B), 3.870% BANs,           1,100,000
                      9/2/2008
        5,265,000 3,4 South Carolina State Housing Finance & Development Authority, PUTTERs (Series 1388) Weekly           5,265,000
                      VRDNs (Ambac Financial Group, Inc. INS)/(JPMorgan Chase & Co. LIQ), 3.550%, 11/1/2007
                          TOTAL                                                                                            9,740,000
                      TENNESSEE-2.2%
        3,500,000     Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series  1998)        3,500,000
                      Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 3.580%, 11/1/2007
        4,000,000 3,4 Sumner County, TN Health, Educational & Housing Facilities Board, MT-480 Weekly VRDNs (Sumner        4,000,000
                      Regional Health Systems, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc.
                      LOC), 3.680%, 11/1/2007
        1,675,000     Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC),        1,675,000
                      3.540%, 11/7/2007
          445,000     Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series              445,000
                      2003) Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 3.680%, 11/1/2007
                          TOTAL                                                                                            9,620,000
                      TEXAS-8.9%
  $     2,500,000     Brazos Harbor, TX Industrial Development Corp., (Series 2003) Weekly VRDNs (ConocoPhillips),      $  2,500,000
                      3.600%, 11/7/2007
        7,500,000     Brazos Harbor, TX Industrial Development Corp., (Series 2006) Weekly VRDNs (BASF Corp.),             7,500,000
                      3.320%, 11/7/2007
        1,500,000     Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Republic Waste Services         1,500,000
                      of Texas Ltd.)/(Republic Services, Inc. GTD), 4.050%, 11/1/2007
          200,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999)              200,000
                      Weekly VRDNs (Air Products & Chemicals, Inc.), 3.340%, 11/7/2007
        1,800,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000)            1,800,000
                      Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.340%, 11/7/2007
        7,500,000     Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly           7,500,000
                      VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.580%, 11/1/2007
        8,300,000     Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(Air            8,300,000
                      Products & Chemicals, Inc. GTD), 3.600%, 11/1/2007
        5,840,000 3,4 San Antonio, TX Housing Finance Corp., ROCs (Series 822CE) Weekly VRDNs (Babcock Villa & Stone       5,840,000
                      Ridge Apartments)/(Citigroup, Inc. LIQ)/(Citigroup, Inc. LOC), 3.630%, 11/1/2007
        2,000,000 3,4 Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014) Weekly VRDNs (Dexia           2,000,000
                      Credit Local LIQ), 3.580%, 11/1/2007
        1,960,000 3,4 Texas State Department of Housing & Community Affairs, (PT-1347) Weekly VRDNs (Bluffview             1,960,000
                      Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.680%,
                      11/1/2007
          600,000     Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004)           600,000
                      Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.680%, 11/1/2007
                          TOTAL                                                                                           39,700,000
                      VIRGINIA-1.5%
        3,500,000     Halifax, VA IDA, MMMs, PCR (Series 1992), 3.720% CP (Virginia Electric & Power Co.), Mandatory       3,500,000
                      Tender 2/7/2008
        3,000,000 3,4 Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia       3,000,000
                      Bank N.A. LIQ), 3.390%, 11/7/2007
                          TOTAL                                                                                            6,500,000
                      WASHINGTON-7.3%
        6,140,000 3,4 Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1) Weekly VRDNs (Chelan       6,140,000
                      Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.390%,
                      11/7/2007
       11,995,000 3,4 Port of Seattle, WA, Muni TOPS (Series 2007-39) Weekly VRDNs (Ambac Financial Group, Inc.           11,995,000
                      INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.550%, 11/1/2007
        4,000,000 3,4 Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (Ambac Financial Group, Inc.                 4,000,000
                      INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.550%, 11/1/2007
        1,000,000     Washington State EDFA, (Series 2001E) Weekly VRDNs  (Darigold, Inc./WestFarm Foods)/(Wachovia        1,000,000
                      Bank N.A. LOC), 3.550%, 11/1/2007
        9,200,000     Washington State Housing Finance Commission, (Series 2005A: Park Vista) Daily VRDNs (MWSH Port       9,200,000
                      Orchard LLC)/(Bank of America N.A. LOC), 3.600%, 11/1/2007
                          TOTAL                                                                                           32,335,000
                      WEST VIRGINIA-0.4%
        1,900,000     Marion County, WV County Commission, (Series 1990B) Weekly VRDNs (American Bituminous Power          1,900,000
                      Partners LP)/(Deutsche Bank AG LOC), 3.400%, 11/7/2007
                      WISCONSIN-1.4%
        1,000,000     Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC),        1,000,000
                      3.580%, 11/1/2007
        5,000,000 3,4 Wisconsin Housing & EDA, ROCs (Series 11136) Weekly VRDNs (Citibank NA, New York LIQ), 3.590%,       5,000,000
                      11/1/2007
                          TOTAL                                                                                            6,000,000
                          TOTAL INVESTMENTS -100.4%                                                                      446,996,123
                          (AT AMORTIZED COST)5
                          OTHER ASSETS AND LIABILITIES-NET-(0.4)%                                                        (1,921,984)
                          TOTAL NET ASSETS-100%                                                                        $ 445,074,139

     Securities that are subject to the federal alternative minimum tax (AMT) represent 82.7% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At October 31, 2007, the portfolio securities were rated as follows:

     Tier Rating Percentages Based on Total Market Value
         FIRST TIER          SECOND TIER
         100.0%                0.0%

2    Current rate and next reset date shown on Variable Rate Demand Notes.

3 Denotes a security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $203,013,324, which represented 45.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2007, these liquid restricted securities amount to $203,013,324, which represented 45.6% of total net assets.

5   Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.


INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 EDFA    --Economic Development Finance Authority
 EDRB    --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDC     --Industrial Development Corporation
 IDR     --Industrial Development Revenue
 IDRB    --Industrial Development Revenue Bond
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MMMs    --Money Market Municipals
 PCR     --Pollution Control Revenue
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes








FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   GOVERNMENT AGENCIES--22.1%
  $ 18,750,000   1 Federal Home Loan Bank System Floating Rate Notes, 4.804% - 5.496%, 11/15/2007 - 1/30/2008          $  18,753,178
    10,490,000     Federal Home Loan Bank System Notes, 4.100% - 5.450%, 2/28/2008 - 11/28/2008                           10,478,789
     3,000,000   2 Federal Home Loan Mortgage Corp. Discount Notes, 4.890% - 5.020%, 1/7/2008 - 3/3/2008                   2,964,737
     3,700,000     Federal Home Loan Mortgage Corp. Notes, 3.050% - 5.375%, 12/5/2007 - 10/15/2008                         3,681,513
     2,500,000   2 Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008            2,440,643
     5,000,000   1 Federal National Mortgage Association Floating Rate Notes, 5.038%, 12/28/2007                           4,999,584
     4,620,000     Federal National Mortgage Association Notes, 2.875% - 5.300%, 11/21/2007 - 5/19/2008                    4,607,634
                      TOTAL GOVERNMENT AGENCIES                                                                           47,926,078
                   REPURCHASE AGREEMENTS-78.9%
    10,575,000     Interest in $2,800,000,000 joint repurchase agreement 4.550%, dated 10/31/2007 under which             10,575,000
                   BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 1/15/2025 for $2,800,353,889 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,856,361,980.
    43,000,000     Interest in $3,377,000,000 joint repurchase agreement 4.960%, dated 10/31/2007 under which             43,000,000
                   Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/1/2037 for $3,377,465,276 on 11/1/2007. The market value of the underlying securities at the end of the period was $3,453,069,337.
     1,000,000   3 Interest in $295,000,000 joint repurchase agreement 5.17313%, dated 4/11/2007 under which               1,000,000
                   Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2036 for $310,430,297 on 4/10/2008. The market value of the underlying securities at the end of the period was $304,810,573.
    43,000,000     Interest in $5,000,000,000 joint repurchase agreement 4.970%, dated 10/31/2007 under which             43,000,000
                   Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $5,000,690,278 on 11/1/2007. The market value of the underlying securities at the end of the period was $5,122,026,329.
     9,000,000   3 Interest in $800,000,000 joint repurchase agreement 4.800%, dated 10/3/2007 under which                 9,000,000
                   Credit Suisse First Boston Corp. will repurchase a U.S. Treasury security and U.S. Government
                   Agency securities with various maturities to 10/25/2037 for $803,413,333 on 11/5/2007. The market value of the underlying securities at the end of the period was $827,080,335.
    39,000,000     Interest in $2,000,000,000 joint repurchase agreement 4.930%, dated 10/31/2007 under which             39,000,000
                   BNP Societe Generale, New York will repurchase U.S. Government Agency securities with various maturities to 9/1/2037 for $2,000,273,889 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,050,871,458.
     4,000,000   3 Interest in $765,000,000 joint repurchase agreement 4.780%, dated 10/16/2007 under which UBS            4,000,000
                   Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                   4/25/2037 for $774,141,750 on 1/15/2008. The market value of the underlying securities at the end of the period was $789,414,978.
     1,000,000   3 Interest in $285,000,000 joint repurchase agreement 5.290%, dated 11/8/2006 under which UBS             1,000,000
                   Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                   7/25/2037 for $300,202,138 on 11/7/2007. The market value of the underlying securities at the end of the period was $297,219,562.
     1,000,000   3 Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS             1,000,000
                   Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                   1/25/2037 for $154,856,456 on 5/27/2008. The market value of the underlying securities at the end of the period was $154,832,621.
    20,000,000     Interest in $150,000,000 joint repurchase agreement 4.970%, dated 10/31/2007 under which               20,000,000
                   Westdeutsche Landesbank Girozentrale, New York will repurchase a U.S. Treasury security and
                   U.S. Government Agency securities with various maturities to 1/1/2037 for $150,020,708 on
                   11/1/2007. The market value of the underlying securities at the end of the period was
                   $153,713,591.
                      TOTAL REPURCHASE AGREEMENTS                                                                        171,575,000
                      TOTAL INVESTMENTS-101.0%                                                                           219,501,078
                      (AT AMORTIZED COST)4
                      OTHER ASSETS AND LIABILITIES - NET-(1.0)%                                                          (2,154,187)
                      TOTAL NET ASSETS-100%                                                                        $     217,346,891

1    Floating rate note with current rate and next reset date shown.

2    Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.









GOVERNMENT OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                      GOVERNMENT AGENCIES--16.0%
  $ 1,351,500,000   1 Federal Home Loan Bank System Floating Rate Notes, 4.804% - 5.585%, 11/17/2007 - 1/30/2008    $  1,351,940,045
      923,540,000     Federal Home Loan Bank System Notes, 3.500% - 5.450%, 2/28/2008 - 11/28/2008                       923,010,084
      167,000,000   2 Federal Home Loan Mortgage Corp. Discount Notes, 4.890% - 5.010%, 1/7/2008 - 3/3/2008              164,842,344
      199,500,000     Federal Home Loan Mortgage Corp. Notes, 5.295% - 5.750%, 12/5/2007 - 4/15/2008                     199,695,726
      183,441,000   2 Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 -                 178,979,665
                      5/12/2008
      185,000,000   1 Federal National Mortgage Association Floating Rate Note, 5.038%, 12/28/2007                       184,984,617
      150,000,000     Federal National Mortgage Association Notes, 5.150% - 5.300%, 11/21/2007 - 1/8/2008                149,996,523
      350,645,000   1 Housing and Urban Development Floating Rate Note, 5.431%, 11/1/2007                                350,645,000
                         TOTAL GOVERNMENT AGENCIES                                                                     3,504,094,004
                      REPURCHASE AGREEMENTS--84.4%
      500,000,000     Repurchase agreement 4.90%, dated 10/31/2007 under which ABN AMRO Bank NV, New York will           500,000,000
                      repurchase U.S. Government Agency securities with various maturities to 11/1/2036 for
                      $500,068,056 on 11/1/2007.  The market value of the underlying securities at the end of the period was $513,067,647.
      174,000,000     Interest in $175,000,000 joint repurchase agreement 4.95%, dated 10/31/2007 under which            174,000,000
                      BMO Capital Markets Corp. will repurchase U.S. Government Agency securities with various maturities to 4/1/2037 for $175,024,063 on 11/1/2007.  The market value of the underlying securities at the end of the period was $179,140,563.
      600,090,000     Interest in $2,800,000,000 joint repurchase agreement 4.55%, dated 10/31/2007 under which          600,090,000
                      BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 1/15/2025 for $2,800,353,889 on 11/1/2007.  The market value of the underlying securities at the end of the period was $2,856,361,980.
    1,000,000,000     Interest in $2,000,000,000 joint repurchase agreement 4.80%, dated 10/31/2007 under which        1,000,000,000
                      BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 10/1/2037 for $2,000,266,667 on 11/1/2007.  The market value of the underlying securities at the end of the period was $2,043,376,505.
      800,000,000     Interest in $1,800,000,000 joint repurchase agreement 4.96%, dated 10/31/2007 under which          800,000,000
                      BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $1,800,248,000 on 11/1/2007.  The market value of the underlying securities at the end of the period was $1,840,869,335.
      499,000,000     Interest in $1,500,000,000 joint repurchase agreement 4.95%, dated 10/31/2007 under which          499,000,000
                      Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 7/1/2034 for $1,500,206,250 on 11/1/2007.  The market value of the underlying securities at the end of the period was $1,530,210,375.
    1,000,000,000     Repurchase agreement 4.80%, dated 10/31/2007 under which Barclays Capital, Inc. will             1,000,000,000
                      repurchase U.S. Government Agency securities with various maturities to 7/18/2016 for
                      $1,000,133,333 on 11/1/2007.  The market value of the underlying securities at the end of the period was $1,020,136,492.
      500,000,000     Interest in $1,000,000,000 joint repurchase agreement 4.80%, dated 10/31/2007 under which          500,000,000
                      Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/12/2010 for $1,000,133,333 on 11/1/2007.  The market value of the underlying securities at the end of the period was $1,020,136,206.
    2,329,000,000     Interest in $3,377,000,000 joint repurchase agreement 4.96%, dated 10/31/2007 under which        2,329,000,000
                      Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $3,377,465,276 on 11/1/2007.  The market value of the underlying securities at the end of the period was $3,453,069,337.
      120,000,000   3 Interest in $295,000,000 joint repurchase agreement 5.173%, dated 4/11/2007 under which            120,000,000
                      Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2036 for $310,429,909 on 4/10/2008.  The market value of the underlying securities at the end of the period was $304,810,573.
      535,650,000     Interest in $2,500,000,000 joint repurchase agreement 4.97%, dated 10/31/2007 under which          535,650,000
                      Bears Stearns and Co. Inc. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $2,500,345,139 on 11/1/2007.  The market value of the underlying securities at the end of the period was $2,564,693,829.
      500,000,000     Repurchase agreement 4.93%, dated 10/31/2007 under which Calyon, New York will repurchase          500,000,000
                      U.S. Government Agency and U.S. Treasury securities with various maturities to 6/25/2037 for $500,068,472 on 11/1/2007.  The market value of the underlying securities at the end of the period was $515,009,034.
    1,192,000,000     Interest in $5,000,000,000 joint repurchase agreement 4.97%, dated 10/31/2007 under which        1,192,000,000
                      Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $5,000,690,278 on 11/1/2007.  The market value of the underlying securities at the end of the period was $5,122,026,329.
      365,000,000   3 Interest in $800,000,000 joint repurchase agreement 4.80%, dated 10/3/2007 under which             365,000,000
                      Credit Suisse First Boston Corp. will repurchase U.S. Government Agency and U.S. Treasury securities with various maturities to 10/25/2037 for $803,413,333 on 11/5/2007.  The market value of the underlying securities at the end of the period was $827,080,335.
      500,000,000     Interest in $1,500,000,000 joint repurchase agreement 4.97%, dated 10/31/2007 under which          500,000,000
                      Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 10/1/2043 for $1,500,207,083 on 11/1/2007.  The market value of the underlying securities at the end of the period was $1,545,002,803.
      425,773,000     Interest in $1,625,000,000 joint repurchase agreement 4.95%, dated 10/31/2007 under which          425,773,000
                      Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/1/2037 for $1,625,223,438 on 11/1/2007.  The market value of the underlying securities at the end of the period was $1,659,357,587.
      500,000,000     Interest in $1,000,000,000 joint repurchase agreement 4.92%, dated 10/31/2007 under which          500,000,000
                      Goldman Sachs and Co. will repurchase U.S. Government Agency securities with various maturities to 10/1/2037 for $1,000,136,667 on 11/1/2007.  The market value of the underlying securities at the end of the period was $1,020,854,379.
      500,000,000     Repurchase agreement 4.97%, dated 10/31/2007 under which Greenwich Capital Markets, Inc.           500,000,000
                      will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for
                      $500,069,028 on 11/1/2007.  The market value of the underlying securities at the end of the period was $515,000,130.
    1,000,000,000     Interest in $2,000,000,000 joint repurchase agreement 4.97%, dated 10/31/2007 under which        1,000,000,000
                      HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $2,000,276,111 on 11/1/2007.  The market value of the underlying securities at the end of the period was $2,040,003,619.
    1,083,635,000     Interest in $4,000,000,000 joint repurchase agreement 4.97%, dated 10/31/2007 under which        1,083,635,000
                      ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 9/1/2047 for $4,000,552,222 on 11/1/2007.  The market value of the underlying securities at the end of the period was $4,081,081,493.
       62,000,000     Interest in $130,000,000 joint repurchase agreement 4.40%, dated 10/31/2007 under which             62,000,000
                      J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/16/2008 for $130,015,889 on 11/1/2007.  The market value of the underlying securities at the end of the period was $132,604,799.
      500,000,000     Interest in $1,000,000,000 joint repurchase agreement 4.85%, dated 10/31/2007 under which          500,000,000
                      J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $1,000,134,722 on 11/1/2007.  The market value of the underlying securities at the end of the period was $1,028,829,641.
      500,000,000     Interest in $1,000,000,000 joint repurchase agreement 4.97%, dated 10/31/2007 under which          500,000,000
                      J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 9/1/2037 for $1,000,138,056 on 11/1/2007.  The market value of the underlying securities at the end of the period was $1,020,001,215.
      500,000,000     Interest in $1,000,000,000 joint repurchase agreement 4.958%, dated 10/31/2007 under which         500,000,000
                      Lehman Brothers, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $1,000,137,722 on 11/1/2007.  The market value of the underlying securities at the end of the period was $1,020,002,809.
      153,984,000     Repurchase agreement 4.97%, dated 10/31/2007 under which Merrill Lynch Government                  153,984,000
                      Securities will repurchase U.S. Government Agency securities with various maturities to
                      8/25/2033 for $154,005,258 on 11/1/2007.  The market value of the underlying securities at the end of the period was $158,605,004.
      175,000,000     Repurchase agreement 4.97%, dated 10/31/2007 under which RBC Capital Markets Corp. will            175,000,000
                      repurchase U.S. Government Agency securities with various maturities to 9/15/2036 for
                      $175,024,160 on 11/1/2007.  The market value of the underlying securities at the end of the period was $180,068,399.
      783,000,000     Interest in $2,000,000,000 joint repurchase agreement 4.93%, dated 10/31/2007 under which          783,000,000
                      Societe Generale, New York will repurchase U.S. Government Agency securities with various maturities to 9/1/2037 for $2,000,273,889 on 11/1/2007.  The market value of the underlying securities at the end of the period was $2,050,871,458.
       25,000,000     Interest in $100,000,000 joint repurchase agreement 4.48%, dated 10/31/2007 under which             25,000,000
                      UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 10/15/2016 for $100,012,444 on 11/1/2007.  The market value of the underlying securities at the end of the period was $102,002,505.
      500,000,000     Interest in $1,825,000,000 joint repurchase agreement 4.53%, dated 10/31/2007 under which          500,000,000
                      UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      5/15/2037 for $1,825,229,646 on 11/1/2007.  The market value of the underlying securities at the end of the period was $1,861,503,893.
      381,000,000   3 Interest in $765,000,000 joint repurchase agreement 4.78%, dated 10/16/2007 under which            381,000,000
                      UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/25/2037 for $774,141,750 on 1/15/2008.  The market value of the underlying securities at the end of the period was $789,414,978.
      121,000,000   3 Interest in $285,000,000 joint repurchase agreement 5.29%, dated 11/8/2007 under which UBS         121,000,000
                      Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2037 for $300,202,138 on 11/7/2007.  The market value of the underlying securities at the end of the period was $297,219,562.
       67,000,000   3 Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which             67,000,000
                      UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 1/25/2037 for $154,856,456 on 5/27/2008.  The market value of the underlying securities at the end of the period was $154,832,621.
      500,000,000     Repurchase agreement 4.97%, dated 10/31/2007 under which WAMU Capital Corp. will                   500,000,000
                      repurchase U.S. Government Agency securities with various maturities to 7/1/2047 for
                      $500,069,028 on 11/1/2007.  The market value of the underlying securities at the end of the period was $513,811,861.
      175,000,000     Repurchase agreement 4.97%, dated 10/31/2007 under which Wachovia Securities, Inc. will            175,000,000
                      repurchase U.S. Government Agency securities with various maturities to 4/16/2045 for
                      $175,024,160 on 11/1/2007.  The market value of the underlying securities at the end of the period was $179,993,272.
                         TOTAL REPURCHASE AGREEMENTS                                                                  18,567,132,000
                         TOTAL INVESTMENTS---100.4%                                                                   22,071,226,004
                          (AT AMORTIZED COST)4
                         OTHER ASSETS AND LIABILITIES-NET-(0.4%)                                                        (79,793,179)
                         TOTAL NET ASSETS---100%                                                                    $ 21,991,432,825

1    Floating rate note with current rate and next reset date shown.

2    Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4    Also represents cost for federal tax purposes.



Note:         The categories of investments are shown as a percentage of total net assets at October 31, 2007.


INVESTMENT VALUATION


The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.








GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                      GOVERNMENT AGENCIES-102.9%
  $   249,450,000   1 Federal Farm Credit System Discount Notes, 4.430% - 4.630%, 11/15/2007 - 2/22/2008           $   247,731,563
    1,324,185,000   2 Federal Farm Credit System Floating Rate Notes, 4.679% - 5.559%, 11/1/2007 - 12/24/2007        1,324,013,823
       88,508,000     Federal Farm Credit System Notes, 3.000% - 5.830%, 11/20/2007 - 10/16/2008                        88,259,345
    2,878,125,000   1 Federal Home Loan Bank System Discount Notes, 4.329% - 5.170%, 11/1/2007 - 2/29/2008           2,863,702,112
      916,400,000   2 Federal Home Loan Bank System Floating Rate Notes, 4.500% - 5.585%, 11/2/2007 - 1/30/2008        916,344,839
      349,149,336     Federal Home Loan Bank System Notes, 3.270% - 5.450%, 11/15/2007 - 11/5/2008                     349,047,270
      437,000,000   1 Tennessee Valley Authority Discount Notes, 4.350% - 4.680%, 11/15/2007 - 12/13/2007              435,410,575
                          TOTAL INVESTMENTS - 102.9%                                                                 6,224,509,527
                          (AT AMORTIZED COST)3
                          OTHER ASSETS AND LIABILITIES - NET- (2.9)%                                                 (177,750,226)
                          TOTAL NET ASSETS - 100%                                                                  $ 6,046,759,301

   1 Discount rate at time of purchase.
   2 Floating rate note with current rate and next reset date shown. 3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.






LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   GOVERNMENT AGENCIES--21.7%
  $ 23,500,000   1 Federal Home Loan Bank System Floating Rate Notes, 4.804% - 5.496%, 11/15/2007 - 1/30/2008          $  23,504,867
    12,700,000     Federal Home Loan Bank System Notes, 3.500% - 5.450%, 2/28/2008 - 10/21/2008                           12,678,658
     3,000,000   2 Federal Home Loan Mortgage Corp. Discount Notes, 4.890% - 5.020%, 1/7/2008 - 3/3/2008                   2,964,737
     5,745,000     Federal Home Loan Mortgage Corp. Notes, 3.250% - 5.750%, 12/5/2007 - 4/15/2008                          5,733,233
     2,500,000   2 Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008            2,440,644
     5,000,000   1 Federal National Mortgage Association Floating Rate Notes, 5.038%, 12/28/2007                           4,999,584
     9,175,000     Federal National Mortgage Association Notes, 2.500% - 5.300%, 11/21/2007 - 6/15/2008                    9,130,168
                       TOTAL GOVERNMENT AGENCIES                                                                          61,451,891
                   REPURCHASE AGREEMENTS--78.1%
    14,502,000     Interest in $2,800,000,000 joint repurchase agreement 4.550%, dated 10/31/2007 under which BNP         14,502,000
                   Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                   1/15/2025 for $2,800,353,889 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,856,361,980.
    56,000,000     Interest in $3,377,000,000 joint repurchase agreement 4.960%, dated 10/31/2007 under which             56,000,000
                   Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $3,377,465,276 on 11/1/2007. The market value of the underlying securities at the end of the period was $3,453,069,337.
     1,000,000   3 Interest in $295,000,000 joint repurchase agreement 5.17313%, dated 4/11/2007 under which               1,000,000
                   Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2036 for $310,430,297 on 4/10/2008. The market value of the underlying securities at the end of the period was $304,810,573.
    56,000,000     Interest in $5,000,000,000 joint repurchase agreement 4.970%, dated 10/31/2007, under which            56,000,000
                   Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $5,000,690,278 on 11/1/2007. The market value of the underlying securities at the end of the period was $5,122,026,329.
     6,000,000   3 Interest in $800,000,000 joint repurchase agreement 4.800%, dated 10/3/2007 under which Credit          6,000,000
                   Suisse First Boston Corp. will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/25/2037 for $803,413,333 on 11/5/2007. The market value of the underlying securities at the end of the period was $827,080,335.
    49,000,000     Interest in $2,000,000,000 joint repurchase agreement 4.930%, dated 10/31/2007 under which             49,000,000
                   Societe Generale, New York will repurchase U.S. Government Agency securities with various maturities to 9/1/2037 for $2,000,273,889 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,050,871,458.
     6,000,000   3 Interest in $765,000,000 joint repurchase agreement 4.780%, dated 10/16/2007, under which UBS           6,000,000
                   Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                   4/25/2037 for $774,141,750 on 1/15/2008. The market value of the underlying securities at the end of the period was $789,414,978.
     2,000,000   3 Interest in $285,000,000 joint repurchase agreement 5.290%, dated 11/8/2006 under which UBS             2,000,000
                   Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                   7/25/2037 for $300,202,138 on 11/7/2007. The market value of the underlying securities at the end of the period was 297,219,562.
     1,000,000   3 Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS             1,000,000
                   Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                   1/25/2037 for $154,856,456 on 5/27/2008. The market value of the underlying securities at the end of the period was $154,832,621.
    30,000,000     Interest in $150,000,000 joint repurchase agreement 4.970%, dated 10/31/2007 under which               30,000,000
                   Westdeutsche Landesbank Girozentrale, New York will repurchase a U.S. Treasury security and U.S.
                   Government Agency securities with various maturities to 1/1/2037 for $150,020,708 on 11/1/2007.
                   The market value of the underlying securities at the end of the period was $153,713,591.
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             221,502,000
                       TOTAL INVESTMENTS - 99.8%                                                                         282,953,891
                       (AT AMORTIZED COST)4
                       OTHER ASSETS AND LIABILITIES - NET - 0.2%                                                             533,242
                       TOTAL NET ASSETS - 100%                                                                         $ 283,487,133

1    Floating rate note with current rate and next reset date shown.

2    Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.










LIQUID CASH TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                REPURCHASE AGREEMENTS--100.2%
  $ 19,000,000  Interest in $3,377,000,000 joint repurchase agreement 4.96%, dated 10/31/2007 under which Barclays      $ 19,000,000
                Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $3,377,465,276 on 11/1/2007. The market value of the underlying securities at the end of the period was $3,453,069,337.
    17,000,000  Interest in $2,500,000,000 joint repurchase agreement 4.97%, dated 10/31/2007 under which Bear            17,000,000
                Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to
                11/1/2037 for $2,500,345,139 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,564,693,829.
     4,050,000  Interest in $2,800,000,000 joint repurchase agreement 4.55%, dated 10/31/2007 under which BNP              4,050,000
                Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                1/15/2025 for $2,800,353,889 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,856,361,980.
    19,000,000  Interest in $5,000,000,000 joint repurchase agreement 4.97%, dated 10/31/2007 under which Citigroup       19,000,000
                Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to
                8/25/2037 for $5,000,690,278 on 11/1/2007. The market value of the underlying securities at the end of the period was $5,122,026,329.
    19,000,000  Interest in $4,000,000,000 joint repurchase agreement 4.97%, dated 10/31/2007 under which ING             19,000,000
                Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to
                9/1/2047 for $4,000,552,222 on 11/1/2007. The market value of the underlying securities at the end of the period was $4,081,081,493.
    19,000,000  Interest in $2,000,000,000 joint repurchase agreement 4.93%, dated 10/31/2007 under which Societe         19,000,000
                Generale, New York will repurchase U.S. Government Agency securities with various maturities to
                9/1/2037 for $2,000,273,889 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,050,871,458.
                   TOTAL INVESTMENTS-100.2%                                                                               97,050,000
                   (AT AMORTIZED COST)1
                   OTHER ASSETS AND LIABILITIES - NET-(0.2)%                                                               (154,006)
                   TOTAL NET ASSETS - 100%                                                                              $ 96,895,994

   1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.









MONEY MARKET MANAGEMENT
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  ASSET-BACKED SECURITIES--2.3%
                  FINANCE - AUTOMOTIVE--2.3%
  $   118,099   1 CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008                                          $    118,099
    1,000,000 1,2 Ford Credit Auto Owner Trust 2007-B, Class A1, 5.291%, 10/15/2008                                        1,000,000
                      TOTAL ASSET-BACKED SECURITIES                                                                        1,118,099
                  CERTIFICATES OF DEPOSIT--3.2%
                  BANKING--3.2%
      500,000     Bank of Scotland, Edinburgh, 5.310%, 5/23/2008                                                             500,000
      200,000     Barclays Bank PLC, 5.312%, 5/22/2008                                                                       200,000
      200,000     Credit Suisse, Zurich, 5.290%, 4/11/2008                                                                   200,000
      700,000     DePfa Bank PLC, 4.900%, 4/24/2008                                                                          700,000
                      TOTAL CERTIFICATES OF DEPOSIT                                                                        1,600,000
                  COLLATERALIZED LOAN AGREEMENTS--14.1%
                  BANKING--12.1%
    1,000,000     Barclays Capital, Inc., 5.187%, 11/1/2007                                                                1,000,000
    2,000,000     Deutsche Bank Securities, Inc., 5.137%, 11/1/2007                                                        2,000,000
    2,000,000     Fortis Bank SA/NV, 5.137%, 11/1/2007                                                                     2,000,000
    1,000,000     Greenwich Capital Markets, Inc., 5.087%, 11/1/2007                                                       1,000,000
                      TOTAL                                                                                                6,000,000
                  BROKERAGE--2.0%
    1,000,000     Citigroup Global Markets, Inc., 5.087%, 11/1/2007                                                        1,000,000
                      TOTAL COLLATERALIZED LOAN AGREEMENTS                                                                 7,000,000
                  COMMERCIAL PAPER --31.1%3
                  BANKING--4.8%
    2,400,000 1,2 Fountain Square Commercial Funding Corp., 4.800%, 1/30/2008                                              2,371,200
                  FINANCE - AUTOMOTIVE-10.9%
    1,400,000     DRAC LLC, A1+/P1 Series, 4.910% - 4.978%, 2/8/2008                                                       1,381,097
    1,700,000     DRAC LLC, A1/P1 Series, 4.900%, 2/1/2008                                                                 1,678,712
    1,400,000     FCAR Auto Loan Trust, A1+/P1 Series, 4.900%, 1/15/2008                                                   1,385,708
    1,000,000     FCAR Auto Loan Trust, A1/P1 Series, 5.090%, 2/26/2008                                                      983,458
                      TOTAL                                                                                                5,428,975
                  FINANCE - COMMERCIAL--6.4%
    1,700,000     CIT Group, Inc., 5.050%, 11/28/2007                                                                      1,693,561
    1,500,000 1,2 Versailles CDS LLC, 5.300%, 11/14/2007 - 1/16/2008                                                       1,492,492
                      TOTAL                                                                                                3,186,053
                  FINANCE - RETAIL--6.0%
    1,500,000 1,2 Sheffield Receivables Corp., 5.120%, 11/14/2007                                                          1,497,227
    1,500,000 1,2 Yorktown Capital LLC, 4.910%, 1/25/2008                                                                  1,482,610
                      TOTAL                                                                                                2,979,837
                  FINANCE - SECURITIES--3.0%
    1,500,000 1,2 Grampian Funding LLC, 5.035% - 5.200%, 1/7/2008 - 3/18/2008                                              1,480,672
                      TOTAL COMMERCIAL PAPER                                                                              15,446,737
                  CORPORATE BOND--1.0%
                  FINANCE - RETAIL--1.0%
      500,000 1,2 SLM Corp., 5.091%, 4/14/2008                                                                               500,000
                  CORPORATE NOTES--3.5%
                  BANKING--0.6%
      300,000     First Tennessee Bank, N.A., 3.822%, 1/18/2008                                                              298,969
                  BROKERAGE--2.0%
    1,000,000     Goldman Sachs Group, Inc., 5.142%, 3/5/2008                                                              1,000,000
                  FINANCE - SECURITIES--0.9%
      200,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.400%, 6/16/2008                                                         200,000
      250,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350%, 5/22/2008                                       250,000
                      TOTAL                                                                                                  450,000
                      TOTAL CORPORATE NOTES                                                                                1,748,969
                  NOTES - VARIABLE --30.6%4
                  BANKING--25.0%
      500,000 1,2 Australia & New Zealand Banking Group, Melbourne, 5.639%, 12/5/2007                                        500,000
      500,000     BNP Paribas SA, 4.761%, 11/28/2007                                                                         499,457
    1,000,000 1,2 BNP Paribas SA, 4.856%, 11/26/2007                                                                       1,000,000
    2,400,000     Bank of Montreal, 5.050%, 1/31/2008                                                                      2,400,000
    1,000,000 1,2 Bank of Scotland, Edinburgh, 5.112%, 11/9/2007                                                           1,000,000
      985,000     Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS by MBIA Insurance                985,000
                  Corp.), 4.886%, 11/1/2007
    1,000,000   1 MONET Trust, (Series 2000-1) Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 5.268%, 12/28/2007           1,000,000
    1,000,000     Marshall & Ilsley Bank, Milwaukee, 4.843%, 11/26/2007                                                    1,000,000
    1,000,000     Salvation Army, (Series 2004-A), (Bank of New York LOC), 4.850%, 11/1/2007                               1,000,000
    2,045,000     Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC),            2,045,000
                  4.960%, 11/6/2007
    1,000,000     Wachovia Bank N.A., 5.200%, 1/3/2008                                                                       997,685
                      TOTAL                                                                                               12,427,142
                  FINANCE - RETAIL--3.0%
    1,000,000     AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.647%, 11/15/2007                             1,000,000
      500,000 1,2 Paradigm Funding LLC, 4.920%, 11/23/2007                                                                   499,989
                      TOTAL                                                                                                1,499,989
                  FINANCE - SECURITIES--2.6%
    1,300,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance, Inc.), 4.815% - 4.825%, 11/1/2007                            1,299,969
                      TOTAL NOTES - VARIABLE                                                                              15,227,100
                  REPURCHASE AGREEMENT--15.4%
    7,639,000     Interest in $5,000,000,000 joint repurchase agreement, 4.97%, dated 10/31/2007, under which              7,639,000
                  Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $5,000,690,278 on 11/1/2007. The market value of the underlying securities at the end of the period was $5,122,026,329.
                      TOTAL INVESTMENTS - 101.2%                                                                          50,279,905
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - (1.2)%                                                          (586,683)
                      TOTAL NET ASSETS - 100%                                                                           $ 49,693,222

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $15,692,258, which represented 31.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2007, these liquid restricted securities amounted to $14,574,159, which represented 29.3% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

4    Floating rate notes with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by theTrustees, held at October 31, 2007, is as follows:

SECURITY                                         ACQUISTION DATE ACQUISTION COST

CAL Securitization Trust 2007-1, Class A1,       6/19/2007        $118,099
5.425%, 7/15/2008
MONET Trust, (Series 2000-1) Class A-2A,
(Dresdner Bank AG, Frankfurt SWP),
5.268%, 12/28/2007                               3/28/2006      $1,000,000


The following acronyms are used throughout this portfolio:

 GTD --Guaranteed
 INS --Insured
 LOC --Letter of Credit
 SA  --Support Agreement
 SWP --Swap Agreement










MUNICIPAL OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    SHORT-TERM MUNICIPALS--104.5%1,2
                    ALABAMA--1.3%
  $   4,500,000     Alabama HFA MFH (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe          $     4,500,000
                    LP)/(Regions Bank, Alabama LOC), 3.560%, 11/1/2007
      7,840,000     Alabama HFA MFH (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/                     7,840,000
                    (Wachovia Bank N.A. LOC), 3.580%, 11/1/2007
      4,190,000     Alabama HFA MFH (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions           4,190,000
                    Bank, Alabama LOC), 3.630%, 11/1/2007
      5,655,000 3,4 Alabama HFA Single Family, (PT-4379), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc.               5,655,000
                    LIQ), 3.610%, 11/1/2007
      5,100,000 3,4 Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series               5,100,000
                    2007-46), 3.65% TOBs (Ascension Health Senior Credit Group)/(AMBAC INS)/(U.S. Bank, N.A.
                    LIQ), Optional Tender 9/18/2008
      1,305,000     Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/                       1,305,000
                    (Regions Bank, Alabama LOC), 3.650%, 11/7/2007
      2,500,000     Decatur, AL IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD),             2,500,000
                    3.330%, 11/7/2007
     15,000,000     Southeast Alabama Gas District (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition         15,000,000
                    LLC)/(Societe Generale, Paris LIQ), 3.580%, 11/1/2007
     20,500,000     Stevenson, AL IDB Weekly VRDNs (Jefferson Smurfit Corp.)/(JPMorgan Chase Bank, N.A. LOC),             20,500,000
                    3.360%, 11/7/2007
      6,600,000     Tuscaloosa County, AL IDA (1995 Series A), Weekly VRDNs (Nucor Corp.), 3.330%, 11/7/2007               6,600,000
     10,000,000 3,4 University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (AMBAC INS)/(U.S.           10,000,000
                    Bank, N.A. LIQ), Optional Tender 7/10/2008
                       TOTAL                                                                                              83,190,000
                    ALASKA--1.2%
      3,750,000 3,4 Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC                      3,750,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
      9,415,000 3,4 Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (MBIA Insurance               9,415,000
                    Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.550%, 11/1/2007
     11,900,000     North Slope Borough, AK (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC            11,900,000
                    GTD), 3.640%, 11/1/2007
     47,100,000     Valdez, AK Marine Terminal (Series 1994C), Weekly VRDNs (Phillips Transportation Alaska,              47,100,000
                    Inc.)/(GTD by ConocoPhillips), 3.330%, 11/7/2007
                       TOTAL                                                                                              72,165,000
                    ARIZONA--0.7%
        775,000     Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/                     775,000
                    (FNMA LOC), 3.500%, 11/1/2007
      1,700,000     Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments           1,700,000
                    LP)/(FNMA LOC), 3.500%, 11/1/2007
      3,700,000     Pinal County, AZ IDA (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland,            3,700,000
                    Utrecht LOC), 3.550%, 11/1/2007
      3,630,000     Pinal County, AZ IDA (Series 2005), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A.              3,630,000
                    LOC), 3.530%, 11/1/2007
     35,250,000     Show Low, AZ IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/                    35,250,000
                    (JPMorgan Chase Bank, N.A. LOC), 3.520%, 11/1/2007
                       TOTAL                                                                                              45,055,000
                    ARKANSAS--1.2%
      5,130,000     Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering           5,130,000
                    Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.570%, 11/1/2007
     16,800,000     Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.), 3.330%, 11/7/2007                          16,800,000
     34,400,000     Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.), 3.400%, 11/7/2007                          34,400,000
      8,000,000     Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 3.740%, 11/1/2007                          8,000,000
      7,100,000     Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase              7,100,000
                    Bank, N.A. LOC), 3.530%, 11/1/2007
                       TOTAL                                                                                              71,430,000
                    CALIFORNIA--5.7%
      8,500,000     California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street               8,500,000
                    Bakery)/(Comerica Bank LOC), 3.530%, 11/1/2007
      1,035,000     California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California,          1,035,000
                    N.A. LOC), 3.350%, 11/7/2007
        715,000     California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/                        715,000
                    (Comerica Bank LOC), 3.350%, 11/7/2007
      1,680,000     California PCFA (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC),          1,680,000
                    3.350%, 11/7/2007
      4,100,000     California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC),           4,100,000
                    3.350%, 11/7/2007
      5,200,000     California PCFA (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California,          5,200,000
                    N.A. LOC), 3.350%, 11/7/2007
      1,550,000     California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 3.530%,            1,550,000
                    11/1/2007
      6,815,000     California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht           6,815,000
                    LOC), 3.530%, 11/1/2007
      5,000,000     California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC),           5,000,000
                    3.530%, 11/1/2007
      6,000,000     California PCFA (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A.              6,000,000
                    LOC), 3.480%, 11/1/2007
      2,940,000     California PCFA (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 3.530%,          2,940,000
                    11/1/2007
      3,165,000     California PCFA (Series 2002A), Weekly VRDNs (Mission Trail Waste Systems, Inc.)/                      3,165,000
                    (Comerica Bank LOC), 3.350%, 11/7/2007
      3,465,000     California PCFA (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank LOC),          3,465,000
                    3.350%, 11/7/2007
      2,365,000     California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC),           2,365,000
                    3.350%, 11/7/2007
      8,000,000     California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.530%,           8,000,000
                    11/1/2007
      2,000,000     California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/                    2,000,000
                    (Bank of America N.A. LOC), 3.530%, 11/1/2007
      2,350,000     California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra                   2,350,000
                    Trust)/(Wachovia Bank N.A. LOC), 3.530%, 11/1/2007
      2,000,000     California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 3.530%,            2,000,000
                    11/1/2007
      7,280,000     California PCFA (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of          7,280,000
                    California, N.A. LOC), 3.350%, 11/7/2007
      4,680,000     California PCFA (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/                    4,680,000
                    (Union Bank of California, N.A. LOC), 3.350%, 11/7/2007
      2,960,000     California PCFA (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC),           2,960,000
                    3.350%, 11/7/2007
      3,930,000     California PCFA (Series 2006A), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC),          3,930,000
                    3.350%, 11/7/2007
      3,910,000     California PCFA (Series 2006A), Weekly VRDNs (Marin Sanitary Service)/(Comerica Bank LOC),             3,910,000
                    3.350%, 11/7/2007
      1,345,000     California PCFA (Series 2006A), Weekly VRDNs (Pena's Disposal, Inc.)/(Comerica Bank LOC),              1,345,000
                    3.350%, 11/7/2007
      8,905,000     California PCFA (Series 2006A), Weekly VRDNs (Rainbow Disposal Co., Inc.)/(Union Bank of               8,905,000
                    California, N.A. LOC), 3.350%, 11/7/2007
      2,240,000     California PCFA (Series 2006B), Weekly VRDNs (Desert Properties LLC)/(Union Bank of                    2,240,000
                    California, N.A. LOC), 3.330%, 11/7/2007
     10,000,000     California PCFA (Series 2007A), Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco,           10,000,000
                    CA LOC), 3.330%, 11/7/2007
      4,110,000     California PCFA (Series 2007A), Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank             4,110,000
                    LOC), 3.350%, 11/7/2007
     10,000,000     California PCFA (Series 2007A), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC),         10,000,000
                    3.350%, 11/7/2007
      3,440,000     California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union          3,440,000
                    Bank of California, N.A. LOC), 3.350%, 11/7/2007
     15,000,000     California PCFA (Series 2007A), Weekly VRDNs (The Ratto Group of Companies, Inc.)/(Comerica           15,000,000
                    Bank LOC), 3.350%, 11/7/2007
    183,400,000     California State, 4.00% RANs, 6/30/2008                                                              184,150,106
      5,620,000 3,4 California Statewide Communities Development Authority (PT-2001), Weekly VRDNs (Vista Montana          5,620,000
                    Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.630%,
                    11/1/2007
      2,350,000     California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke          2,350,000
                    LLC)/(City National Bank LOC), 3.500%, 11/7/2007
      4,810,000     California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway            4,810,000
                    Circle LLC)/(Key Bank, N.A. LOC), 3.530%, 11/1/2007
      3,435,000 3,4 GS Pool Trust (Series 2006-54TP), Weekly VRDNs (Natixis Financial Products Inc. INS)/                  3,435,000
                    (Goldman Sachs Group, Inc. LIQ), 3.530%, 11/1/2007
     11,500,000 3,4 GS Pool Trust (Series 2006-24TP), Weekly VRDNs (Natixis Financial Products Inc. INS)/                 11,500,000
                    (Goldman Sachs Group, Inc. LIQ), 3.530%, 11/1/2007
                       TOTAL                                                                                             356,545,106
                    COLORADO--0.1%
      5,210,000 3,4 Denver, CO City & County Airport Authority, MERLOTS (Series 2007-C22), 3.85% TOBs (FGIC                5,210,000
                    INS)/(Bank of New York LIQ), Optional Tender 2/13/2008
      4,110,000 3,4 Denver, CO City & County Airport Authority, SPEARs (Series DB-428), Weekly VRDNs (MBIA                 4,110,000
                    Insurance Corp. INS)/(Deutsche Bank AG LIQ), 3.520%, 11/1/2007
                       TOTAL                                                                                               9,320,000
                    CONNECTICUT--0.2%
      8,000,000     Connecticut Development Authority (Series 1999), 3.60% CP (New England Power Co.), Mandatory           8,000,000
                    Tender 12/12/2007
      4,600,000     Connecticut Development Authority (Series 1999), 3.60% CP (New England Power Co.), Mandatory           4,600,000
                    Tender 12/13/2007
                       TOTAL                                                                                              12,600,000
                    DELAWARE--0.0%
      1,990,000 3,4 Delaware Transportation Authority, P-Floats (Series EC-1075), VRDNs (MBIA Insurance Corp.              1,990,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.540%, 11/1/2007
                    DISTRICT OF COLUMBIA--0.7%
     15,435,000 3,4 District of Columbia HFA (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co.                   15,435,000
                    LLC)/(Bank of New York LIQ), 3.620%, 11/1/2007
      3,140,000 3,4 District of Columbia HFA (Series 2005 BNY6), Weekly VRDNs (Trinity Plus Funding Co.                    3,140,000
                    LLC)/(Bank of New York LIQ), 3.620%, 11/1/2007
     14,575,000 3,4 Metropolitan Washington, DC Airports Authority, EAGLES (Series 2007-0148), Weekly VRDNs (MBIA         14,575,000
                    Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.590%, 11/1/2007
     10,500,000 3,4 Metropolitan Washington, DC Airports Authority, PUTTERs (Series 1949), Weekly VRDNs (AMBAC            10,500,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.550%, 11/1/2007
                       TOTAL                                                                                              43,650,000
                    FLORIDA--3.1%
     33,480,000 3,4 Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA Insurance         33,480,000
                    Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.540%, 11/1/2007
      6,242,000 3,4 Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill            6,242,000
                    Lynch & Co., Inc. LIQ), 3.550%, 11/1/2007
      6,000,000 3,4 Florida Housing Finance Corp., Class A Certificates (Series 3051), Weekly VRDNs (Bear Stearns          6,000,000
                    Cos., Inc. LIQ), 3.550%, 11/1/2007
     18,595,000 3,4 Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs             18,595,000
                    (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.540%, 11/1/2007
      7,745,000 3,4 Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida State)/                    7,745,000
                    (Merrill Lynch & Co., Inc. LIQ), 3.540%, 11/1/2007
      6,500,000     Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron              6,500,000
                    Inc.), 4.360%, 11/7/2007
      7,835,000 3,4 Hillsborough County, FL Aviation Authority, (MT-126), 3.69% TOBs (Tampa International                  7,835,000
                    Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/8/2007
     11,280,000 3,4 Hillsborough County, FL Port District, (MT-101), 3.70% TOBs (Tampa, FL Port Authority)/               11,280,000
                    (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), Optional Tender 11/15/2007
      8,800,000     JEA, FL Electric System, Subordinate Revenue Bonds (2001 Series B), Daily VRDNs (Bank of               8,800,000
                    America N.A. LIQ), 3.580%, 11/1/2007
      6,300,000     Martin County, FL PCRB (Series 2000), Daily VRDNs (Florida Power & Light Co.), 3.590%,                 6,300,000
                    11/1/2007
      5,275,000 3,4 Miami-Dade County, FL Aviation (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/                     5,275,000
                    (Merrill Lynch & Co., Inc. LIQ), 3.550%, 11/1/2007
     10,000,000 3,4 Miami-Dade County, FL Aviation, Eagles (Series 2007-0073), Weekly VRDNs (MBIA Insurance               10,000,000
                    Corp., XL Capital Assurance Inc. INS) and Banco Bilbao Vizcaya Argentaria SA LIQs), 3.580%,
                    11/1/2007
     24,200,000 3,4 Miami-Dade County, FL Educational Facilities Authority, P-Floats (Series EC-1020), Weekly             24,200,000
                    VRDNs (University of Miami)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.540%, 11/1/2007
      3,000,000     Miami-Dade County, FL (Series A), 3.70% CP (Miami International Airport)/(BNP Paribas SA and           3,000,000
                    Dexia Credit Local LOCs), Mandatory Tender 12/20/2007
      6,500,000     Miami-Dade County, FL (Series A), 3.75% CP (Miami International Airport)/(BNP Paribas SA and           6,500,000
                    Dexia Credit Local LOCs), Mandatory Tender 12/14/2007
     11,000,000     Orlando & Orange County Expressway Authority, FL (Series 2003C-3), Weekly VRDNs (FSA                  11,000,000
                    INS)/(Dexia Credit Local LIQ), 3.400%, 11/1/2007
     21,085,000     St. Lucie County, FL Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light           21,085,000
                    Co.), 3.650%, 11/1/2007
                       TOTAL                                                                                             193,837,000
                    GEORGIA--3.8%
      9,000,000     Atlanta, GA Airport General Revenue (Series 2005A-1), 3.50% CP (GTD by Bayerische Landesbank,          9,000,000
                    Calyon Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender
                    3/7/2008
      3,000,000     Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at              3,000,000
                    Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 3.580%, 11/1/2007
     20,000,000 3,4 Atlanta, GA, Urban Residential Finance Authority, PUTTERs (Series 2257), Weekly VRDNs (GNMA           20,000,000
                    COL)/(JPMorgan Chase Bank, N.A. LIQ), 3.550%, 11/1/2007
      7,000,000     Bacon, GA Industrial Building Authority (Series 2004), Weekly VRDNs (D.L. Lee & Sons,                  7,000,000
                    Inc.)/(Wachovia Bank N.A. LOC), 3.550%, 11/1/2007
      5,400,000     Bulloch County, GA Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises,              5,400,000
                    Inc.)/(Bank of New York LOC), 3.580%, 11/1/2007
     13,670,000     Clayton County, GA Housing Authority (Series 2000: Villages at Lake Ridge Apartments), Weekly         13,670,000
                    VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 3.580%, 11/1/2007
      5,485,000     Clayton County, GA Housing Authority (Series 2006), Weekly VRDNs (Provence Place                       5,485,000
                    Apartments)/(Regions Bank, Alabama LOC), 3.510%, 11/1/2007
      4,000,000     Cobb County, GA Development Authority (Series 2007), Weekly VRDNs (Republic Services, Inc.),           4,000,000
                    3.790%, 11/1/2007
     26,000,000 3,4 Cobb County, GA Housing Authority (Series PT-2221), Weekly VRDNs (Hickory Lake                        26,000,000
                    Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.650%,
                    11/1/2007
      5,910,000     Crisp County, GA Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA                     5,910,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.680%, 11/1/2007
      7,000,000     Fayette County, GA (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/                       7,000,000
                    (National City Bank LOC), 3.510%, 11/1/2007
     16,000,000     Fulton County, GA Development Authority (Series 2004), Weekly VRDNs (Hidden Creste                    16,000,000
                    Apartments)/(Wachovia Bank N.A. LOC), 3.580%, 11/1/2007
      4,500,000     Fulton County, GA IDA (Series 2005), Weekly VRDNs (Phoenix Stamping Group LLC)/                        4,500,000
                    (Columbus Bank and Trust Co., GA LOC), 3.500%, 11/1/2007
      4,875,000     Gainesville and Hall County, GA Development Authority (Series 2002), Weekly VRDNs (Fieldale            4,875,000
                    Farms Corp.)/(Wachovia Bank N.A. LOC), 3.550%, 11/1/2007
      9,785,000 3,4 Georgia State, P-Floats (Series EC-1019), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),                9,785,000
                    3.540%, 11/1/2007
      5,000,000     Gwinnett County, GA Housing Authority (Series 2003), Weekly VRDNs (North Glen                          5,000,000
                    Apartments)/(Regions Bank, Alabama LOC), 3.580%, 11/1/2007
     12,700,000     Gwinnett County, GA Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite             12,700,000
                    Crossing Apartments)/(SunTrust Bank LOC), 3.510%, 11/1/2007
     22,000,000     Kennesaw, GA Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista                        22,000,000
                    Apartments)/(FNMA LOC), 3.540%, 11/1/2007
     20,000,000     Mitchell County, GA Development Authority (Series 2006), Weekly VRDNs (First United Ethanol           20,000,000
                    LLC)/(Wachovia Bank N.A. LOC), 3.600%, 11/1/2007
      4,150,000     Rome-Floyd County, GA Development Authority (Series 2000), Weekly VRDNs (Steel King                    4,150,000
                    Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.530%, 11/1/2007
      7,040,000     Roswell, GA Housing Authority (Series 2005), Weekly VRDNs (Wood Creek Apartments)/                     7,040,000
                    (FNMA LOC), 3.500%, 11/1/2007
     10,100,000     Savannah, GA EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.410%, 11/1/2007                   10,100,000
      2,000,000     Savannah, GA EDA (Series 2000), Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank             2,000,000
                    LOC), 3.490%, 11/7/2007
      3,500,000     Savannah, GA Housing Authority (Series 2003), Weekly VRDNs (Bradley Pointe Apartments)                 3,500,000
                    /(Key Bank, N.A. LOC), 3.510%, 11/1/2007
      4,480,000     Screven County, GA IDA (Series 1995), Weekly VRDNs (Sylvania Yarn Systems, Inc.                        4,480,000
                    Project)/(Wachovia Bank N.A. LOC), 3.380%, 11/7/2007
      1,800,000     Tattnall County, GA IDA (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A.               1,800,000
                    LOC), 3.480%, 11/1/2007
      4,715,000     Wayne County, GA, IDA (Series 2004), Weekly VRDNs (Great Southern Wood, Inc.)/                         4,715,000
                    (Wachovia Bank N.A. LOC), 3.550%, 11/2/2007
                       TOTAL                                                                                             239,110,000
                    HAWAII--0.5%
     26,855,000 3,4 Hawaii State Airport System (Series 2007 FR/RI-P21), Weekly VRDNs (FGIC INS)/                         26,855,000
                    (Lehman Brothers Holdings, Inc. LIQ), 3.350%, 11/7/2007
      6,825,000 3,4 Hawaii State, P-Floats (Series EC-1016), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc.           6,825,000
                    LIQ), 3.540%, 11/1/2007
                       TOTAL                                                                                              33,680,000
                    IDAHO--0.2%
      9,560,000     Boise, ID Housing Authority (Series 2002B), Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A.              9,560,000
                    LOC), 3.420%, 11/7/2007
                    ILLINOIS--7.3%
      3,500,000     Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third            3,500,000
                    Bank, Cincinnati LOC), 3.610%, 11/1/2007
     52,135,000 3,4 Aurora, IL Single Family Mortgage, PUTTERs (Series 2139), Weekly VRDNs (GNMA COL)/(JPMorgan           52,135,000
                    Chase Bank, N.A. LIQ), 3.550%, 11/1/2007
      4,085,000 3,4 Chicago, IL Board of Education, SPEARs (DB-338), Weekly VRDNs (FGIC INS)/                              4,085,000
                    (Deutsche Bank AG LIQ), 3.570%, 11/1/2007
     37,500,000     Chicago, IL Midway Airport (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/                    37,500,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.600%, 11/1/2007
     80,940,000     Chicago, IL Midway Airport (Series 1998B), Daily VRDNs (MBIA Insurance Corp. INS)/                    80,940,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.600%, 11/1/2007
     43,400,000     Chicago, IL MFH Revenue (Series 2004A), Weekly VRDNs (Central Station Residential LLC)/(FNMA          43,400,000
                    LOC), 3.530%, 11/1/2007
      8,050,000 3,4 Chicago, IL O'Hare International Airport (PA-1198), Weekly VRDNs (XL Capital Assurance Inc.            8,050,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.550%, 11/1/2007
      1,065,000 3,4 Chicago, IL O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp.                 1,065,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.610%, 11/1/2007
      9,995,000 3,4 Chicago, IL O'Hare International Airport (PT-685), 3.69% TOBs (AMBAC INS)/(Svenska                     9,995,000
                    Handelsbanken, Stockholm LIQ), Optional Tender 11/8/2007
      2,795,000 3,4 Chicago, IL O'Hare International Airport (PT-756), Weekly VRDNs (AMBAC INS)/                           2,795,000
                    (Landesbank Hessen-Thueringen LIQ), 3.550%, 11/1/2007
      7,810,000 3,4 Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/                   7,810,000
                    (Citibank N.A., New York LIQ), 3.590%, 11/1/2007
     21,500,000 3,4 Chicago, IL Single Family Mortgage, PUTTERs (Series 2143), Weekly VRDNs (GNMA COL)/(JPMorgan          21,500,000
                    Chase Bank, N.A. LIQ), 3.550%, 11/1/2007
      2,655,000     Chicago, IL (Series 1998), Weekly VRDNs (Freedman Seating Co.)/(LaSalle Bank, N.A. LOC),               2,655,000
                    3.530%, 11/1/2007
      1,225,000     Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.350%,                1,225,000
                    11/7/2007
     10,500,000     Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.80% TOBs          10,500,000
                    (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender
                    12/1/2007
      2,510,000     Elgin, IL (Series 2001), Weekly VRDNs (Gemini Mouldings, Inc.)/(LaSalle Bank, N.A. LOC),               2,510,000
                    3.550%, 11/1/2007
        465,000     Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A.                465,000
                    LOC), 3.630%, 11/1/2007
      1,885,000     Huntley, IL IDR (Series 1999), Weekly VRDNs (Colony, Inc.)/(JPMorgan Chase Bank, N.A. LOC),            1,885,000
                    3.410%, 11/7/2007
      1,300,000     Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/                 1,300,000
                    (Bank of America N.A. LOC), 3.530%, 11/1/2007
      5,225,000     Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I            5,225,000
                    LP)/(LaSalle Bank, N.A. LOC), 3.560%, 11/1/2007
      5,310,000     Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve &              5,310,000
                    Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 3.550%, 11/1/2007
      2,890,000     Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments              2,890,000
                    LLC)/(LaSalle Bank, N.A. LOC), 3.440%, 11/7/2007
      8,750,000     Illinois Finance Authority (Series 2004), Weekly VRDNs (Republic Services, Inc.), 3.730%,              8,750,000
                    11/1/2007
     35,950,000     Illinois Finance Authority (Series 2006A-2), Weekly VRDNs (Rush University Medical Center             35,950,000
                    Obligated Group)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.330%,
                    11/7/2007
      3,000,000     Illinois Finance Authority (Series 2007), Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/             3,000,000
                    (U.S. Bank, N.A. LOC), 3.550%, 11/1/2007
      6,600,000     Illinois Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2005), Daily VRDNs              6,600,000
                    (Air Products & Chemicals, Inc.), 3.640%, 11/1/2007
     16,000,000     Illinois Housing Development Authority (2007 Subseries H-2), 3.48% TOBs, Mandatory Tender             16,000,000
                    10/1/2008
      8,250,000     Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3),            8,250,000
                    Weekly VRDNs (FHLB of Chicago LIQ), 3.340%, 11/7/2007
     50,000,000     Illinois State Toll Highway Authority (Series 2007 A-1), Weekly VRDNs (XL Capital Assurance           50,000,000
                    Inc. INS)/(Dexia Credit Local LIQ), 11/1/2007
     10,310,000     Romeoville, IL (Series 2006), Daily VRDNs (Lewis University)/(JPMorgan Chase Bank, N.A. LOC),         10,310,000
                    3.580%, 11/1/2007
      3,245,000     Tinley Park, IL (Series 2003), Weekly VRDNs (Mariah Partners LLC)/(LaSalle Bank, N.A. LOC),            3,245,000
                    3.550%, 11/1/2007
      2,845,000     Upper Illinois River Valley Development Authority (Series 2004), Weekly VRDNs (Streator                2,845,000
                    Industrial Handling, Inc.)/(LaSalle Bank, N.A. LOC), 3.550%, 11/1/2007
      2,900,000     Vernon Hills, IL Industrial Development (Series 1998), Weekly VRDNs (Accurate Transmissions,           2,900,000
                    Inc.)/(LaSalle Bank, N.A. LOC), 3.550%, 11/1/2007
      2,240,000     Will-Kankakee, IL Regional Development Authority (Series 1999), Weekly VRDNs (T. H. Davidson           2,240,000
                    & Co., Inc.)/(LaSalle Bank, N.A. LOC), 3.550%, 11/1/2007
                       TOTAL                                                                                             456,830,000
                    INDIANA--4.2%
      7,931,000     Elkhart County, IN MFH (Series 2002A: North Lake Apartments), Weekly VRDNs (Pedcor                     7,931,000
                    Investments-2002-LVI LP)/(FHLB of Cincinnati LOC), 3.550%, 11/1/2007
      2,242,000     Franklin, IN EDRB Lakeview I Apartments (Series 1994), Weekly VRDNs (Pedcor Investments                2,242,000
                    LP)/(FHLB of Indianapolis LOC), 3.550%, 11/1/2007
        880,000     Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC),            880,000
                    3.630%, 11/1/2007
      8,000,000     Indiana Development Finance Authority (Series 2005), Weekly VRDNs (Republic Services, Inc.),           8,000,000
                    3.610%, 11/7/2007
     15,490,000 3,4 Indiana Municipal Power Agency, PUTTERs (Series 2255), Weekly VRDNs (MBIA Insurance Corp.             15,490,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
      5,500,000     Indiana Port Commission (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A.            5,500,000
                    LOC), 3.380%, 11/7/2007
     17,300,000     Indiana State Finance Authority (Series 2006), Weekly VRDNs (Mittal Steel USA, Inc.)/                 17,300,000
                    (Banco Bilbao Vizcaya Argentaria SA LOC), 3.360%, 11/7/2007
      1,115,000 3,4 Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.390%,           1,115,000
                    11/7/2007
     13,165,000     Indiana State Housing & Community Development Authority (Series 2006 E-2), 3.62% BANs,                13,165,000
                    12/20/2007
     12,000,000     Indianapolis, IN Airport Authority (Series 2007), 3.62% CP (Fortis Bank SA/NV and State               12,000,000
                    Street Bank and Trust Co. LOCs), Mandatory Tender 12/10/2007
      8,500,000     Indianapolis, IN Airport Authority (Series 2007), 3.73% CP (Fortis Bank SA/NV and State                8,500,000
                    Street Bank and Trust Co. LOCs), Mandatory Tender 3/10/2008
      5,135,000 3,4 Indianapolis, IN Local Public Improvement Bond Bank, (PT-731), Weekly VRDNs (Indianapolis, IN          5,135,000
                    Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.610%, 11/1/2007
      3,400,000     Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank           3,400,000
                    LOC), 3.560%, 11/1/2007
      7,100,000     Indianapolis, IN (Series 2004A), Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC),              7,100,000
                    3.540%, 11/1/2007
      5,000,000     Jasper County, IN EDA (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht              5,000,000
                    LOC), 3.550%, 11/1/2007
      4,035,000     Jasper County, IN EDA (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht              4,035,000
                    LOC), 3.550%, 11/1/2007
      6,500,000     Jasper County, IN EDA (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht              6,500,000
                    LOC), 3.550%, 11/1/2007
      1,295,000     Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank            1,295,000
                    LOC), 3.610%, 11/1/2007
     24,200,000     Lafayette, IN Solid Waste Disposal (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients               24,200,000
                    Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.530%, 11/1/2007
      6,000,000     Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West,          6,000,000
                    San Francisco, CA LOC), 3.520%, 11/1/2007
      5,000,000     Mishawaka, IN City Schools, 4.25% TANs, 12/31/2007                                                     5,003,945
      4,899,000     Southwest Allen County, IN Metropolitan School District, 4.00% TANs, 12/31/2007                        4,902,108
      2,000,000     Vigo County, IN (Series 2003), Weekly VRDNs (Republic Services, Inc.), 3.610%, 11/7/2007               2,000,000
     10,000,000     Whiting, IN Environmental Facilities Revenue (Series 2002B), Daily VRDNs (BP Products North           10,000,000
                    America, Inc.)/(GTD by BP PLC), 3.640%, 11/1/2007
     32,600,000     Whiting, IN Environmental Facilities Revenue (Series 2002C), Daily VRDNs (BP Products North           32,600,000
                    America, Inc.)/(GTD by BP PLC), 3.640%, 11/1/2007
     22,225,000     Whiting, IN Environmental Facilities Revenue (Series 2003), Daily VRDNs (BP Products North            22,225,000
                    America, Inc.)/(GTD by BP PLC), 3.640%, 11/1/2007
     29,600,000     Whiting, IN Environmental Facilities Revenue (Series 2005), Daily VRDNs (BP Products North            29,600,000
                    America, Inc.)/(GTD by BP PLC), 3.640%, 11/1/2007
      1,800,000     Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo            1,800,000
                    Bank, N.A. LOC), 3.630%, 11/1/2007
                       TOTAL                                                                                             262,919,053
                    IOWA--0.8%
     27,685,000     Iowa Finance Authority (Series 2006A), Weekly VRDNs (Pointe at Cedar Rapids LLC)/                     27,685,000
                    (Marshall & Ilsley Bank, Milwaukee LOC), 3.510%, 11/1/2007
     24,400,000     Iowa Student Loan Liquidity Corp. (Series 1988 B), Weekly VRDNs (AMBAC INS)/(Wells Fargo              24,400,000
                    Bank, N.A. LIQ), 3.310%, 11/7/2007
                       TOTAL                                                                                              52,085,000
                    KANSAS--0.6%
     11,050,000 3,4 Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick &         11,050,000
                    Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.550%, 11/1/2007
     10,000,000     Kansas Development Finance Authority (Series 2006K), Weekly VRDNs (Tree House                         10,000,000
                    Apartments)/(Bank of America N.A. LOC), 3.510%, 11/1/2007
     10,000,000     Lenexa, KS MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A.            10,000,000
                    LOC), 3.510%, 11/1/2007
      3,936,000 3,4 Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA           3,936,000
                    COL)/(Morgan Stanley LIQ), 3.550%, 11/1/2007
      2,625,000 3,4 Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA                        2,625,000
                    COL)/(Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
                       TOTAL                                                                                              37,611,000
                    KENTUCKY--1.1%
      8,300,000     Carroll County, KY, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (North              8,300,000
                    American Stainless)/(LaSalle Bank, N.A. LOC), 3.540%, 11/1/2007
      4,900,000     Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.620%,          4,900,000
                    11/1/2007
      5,500,000     Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-                 5,500,000
                    Mitsubishi UFJ Ltd. LOC), 3.720%, 11/1/2007
        570,000     Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank,             570,000
                    Cincinnati LOC), 3.880%, 11/1/2007
      2,067,000     Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky,              2,067,000
                    Inc.)/(National City Bank LOC), 3.560%, 11/1/2007
      6,725,000     Kentucky Housing Corp., (Conduit Multifamily Mortgage Revenue Bonds (Series 2006A), Weekly             6,725,000
                    VRDNs (Clarksdale Rental I LP)/(PNC Bank, N.A. LOC), 3.520%, 11/1/2007
     20,500,000 3,4 Kentucky Municipal Power Agency, SPEARs (DB-358), Weekly VRDNs (MBIA Insurance Corp.                  20,500,000
                    INS)/(Deutsche Bank AG LIQ), 3.500%, 11/1/2007
      9,039,500 3,4 Kentucky Turnpike Authority, Floater Certificates (Series 2004-1061), 3.75% TOBs (AMBAC                9,039,500
                    INS)/(Morgan Stanley LIQ), Optional Tender 3/6/2008
      2,655,000     Leitchfield, KY IDA (Series 1999), Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank,          2,655,000
                    Michigan LOC), 3.490%, 11/1/2007
      5,740,000     Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd.             5,740,000
                    LOC), 3.720%, 11/1/2007
      1,510,000     Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.620%, 11/1/2007                 1,510,000
                       TOTAL                                                                                              67,506,500
                    LOUISIANA--0.8%
      4,963,000 3,4 Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs                   4,963,000
                    (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.550%, 11/1/2007
     11,395,000 3,4 East Baton Rouge, LA Mortgage Finance Authority (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA           11,395,000
                    COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.350%, 11/7/2007
      5,000,000     Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman,            5,000,000
                    Inc.)/(Bank of America N.A. LOC), 3.580%, 11/1/2007
     10,100,000     Lake Charles, LA Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips),             10,100,000
                    3.350%, 11/7/2007
      9,000,000     Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals,           9,000,000
                    Inc.), 3.340%, 11/7/2007
     11,600,000     Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals,           11,600,000
                    Inc.), 3.660%, 11/1/2007
                       TOTAL                                                                                              52,058,000
                    MAINE--0.6%
      5,300,000     Bath, ME, 4.25% BANs, 1/30/2008                                                                        5,306,352
     15,000,000     Maine State Housing Authority (Series D), 3.82% TOBs, Optional Tender 7/18/2008                       15,000,000
      3,285,000 3,4 Maine State Housing Authority, MERLOTS (Series 2001-A108), 3.75% TOBs (Wachovia Bank N.A.              3,285,000
                    LIQ), Optional Tender 2/20/2008
     15,400,000     Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.85% TOBs 9/22/2008          15,400,000
                       TOTAL                                                                                              38,991,352
                    MARYLAND--0.8%
        250,000     Howard County, MD Economic Development Revenue Board (Series 2005), Weekly VRDNs (Eight P CPL            250,000
                    LLC)/(Comerica Bank LOC), 3.500%, 11/1/2007
      2,495,000 3,4 Maryland Community Development Administration - Housing Revenue (PA-629R), Weekly VRDNs                2,495,000
                    (Merrill Lynch & Co., Inc. LIQ), 3.610%, 11/1/2007
      3,630,000 3,4 Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J),          3,630,000
                    Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.360%, 11/7/2007
      4,795,000 3,4 Maryland Community Development Administration - Residential Revenue, Class A Certificates              4,795,000
                    (Series 7027), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.550%, 11/1/2007
      5,850,000     Maryland IDFA (Series 1999), 3.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische            5,850,000
                    Landesbank LOC), Optional Tender 12/1/2007
      4,230,000     Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill          4,230,000
                    Apartment Ltd.)/(PNC Bank, N.A. LOC), 3.510%, 11/7/2007
      6,740,000     Maryland State Economic Development Corp. (Series 2006), Weekly VRDNs (Santa Barbara Court             6,740,000
                    LLC)/(PNC Bank, N.A. LOC), 3.480%, 11/2/2007
     16,730,000 3,4 Maryland State, P-Floats (Series EC-1030), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),              16,730,000
                    3.540%, 11/1/2007
      5,730,000 3,4 Northeast MD Waste Disposal Authority, (PT-766), Weekly VRDNs (AMBAC INS)/(GTD by Landesbank           5,730,000
                    Hessen-Thueringen LIQ), 3.550%, 11/1/2007
                       TOTAL                                                                                              50,450,000
                    MASSACHUSETTS--1.4%
      7,729,000     Ashburnham, MA, 4.00% BANs, 7/11/2008                                                                  7,739,261
      7,430,000     Commonwealth of Massachusetts, Consolidated Loan (Series 2006A), Daily VRDNs (Dexia Credit             7,430,000
                    Local LIQ), 3.640%, 11/1/2007
      7,000,000     Commonwealth of Massachusetts, Consolidated Loan (Series 2006B), Daily VRDNs (Bank of America          7,000,000
                    N.A. LIQ), 3.640%, 11/1/2007
      8,000,000     Leominster, MA, 3.60% BANs, 5/7/2008                                                                   8,008,640
     10,000,000     Massachusetts Development Finance Agency (Series 2004), 3.80% CP (Nantucket Electric                  10,000,000
                    Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 11/13/2007
      2,860,000     Massachusetts HEFA (Series B), Weekly VRDNs (Boston Home)/(RBS Citizens Bank N.A. LOC),                2,860,000
                    3.480%, 11/1/2007
     12,100,000     Massachusetts IFA (Series 1992B), 3.78% CP (New England Power Co.), Mandatory Tender                  12,100,000
                    11/13/2007
      4,500,000     Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC),            4,500,000
                    3.620%, 11/1/2007
      9,580,000 3,4 Massachusetts Port Authority, PUTTERs (Series 501Z), Weekly VRDNs (Delta Air Lines,                    9,580,000
                    Inc.)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.550%, 11/1/2007
     10,000,000     Massachusetts School Building Authority (Series A), 3.70% CP (Bank of Nova Scotia, Toronto            10,000,000
                    LOC), Mandatory Tender 11/6/2007
      2,200,000     Massachusetts State Development Finance Agency (Series 2006), Daily VRDNs (Melmark New                 2,200,000
                    England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.430%, 11/1/2007
      5,200,000     Massachusetts State Development Finance Agency (Series 2006), Weekly VRDNs (Marine Biological          5,200,000
                    Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 3.480%, 11/1/2007
                       TOTAL                                                                                              86,617,901
                    MICHIGAN--0.2%
        401,000     Michigan State Strategic Fund (Series A), Weekly VRDNs (Teal Run Apartments)/(FHLB of                    401,000
                    Indianapolis LOC), 3.520%, 11/1/2007
     12,625,000 3,4 Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan         12,625,000
                    Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.590%,
                    11/1/2007
      1,000,000 3,4 Wayne County, MI Airport Authority, MERLOTS (Series 2007 D3), Weekly VRDNs (Detroit, MI                1,000,000
                    Metropolitan Wayne County Airport)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
                       TOTAL                                                                                              14,026,000
                    MINNESOTA--2.7%
     23,640,000 3,4 Becker, MN (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman             23,640,000
                    Brothers Holdings, Inc. SWP), 3.540%, 11/1/2007
     17,270,000 3,4 Becker, MN (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman              17,270,000
                    Brothers Holdings, Inc. SWP), 3.540%, 11/1/2007
      2,400,000     Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank,              2,400,000
                    N.A. LOC), 3.630%, 11/1/2007
      6,440,000 3,4 Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J),            6,440,000
                    Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
      8,865,000     Dakota County, MN Community Development Agency (Series 2004), Weekly VRDNs (View Pointe                8,865,000
                    Apartments)/(LaSalle Bank, N.A. LOC), 3.530%, 11/2/2007
        900,000     Minneapolis, MN IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank,              900,000
                    N.A. LOC), 3.630%, 11/1/2007
      3,140,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (MT-117), Weekly VRDNs (FGIC                3,140,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.610%, 11/1/2007
      5,220,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-735), Weekly VRDNs (FGIC                5,220,000
                    INS)/(BNP Paribas SA LIQ), 3.550%, 11/1/2007
     45,000,000     Minnesota State HFA (Series 2006K), 3.62% BANs, 11/6/2007                                             45,000,000
     13,780,000 3,4 Minnesota State, P-Floats (Series EC-1059), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.540%,            13,780,000
                    11/1/2007
      1,700,000     Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A.           1,700,000
                    LOC), 3.580%, 11/2/2007
        310,000     Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A. LOC),               310,000
                    3.630%, 11/1/2007
     16,100,000     St. Anthony, MN (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank,         16,100,000
                    N.A. LOC), 3.530% -  3.590%, 11/2/2007
      5,000,000     St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Series 2002A), Weekly              5,000,000
                    VRDNs (St. Paul Leased Housing Associates I)/(LaSalle Bank, N.A. LOC), 3.530%, 11/2/2007
      8,750,000     St. Paul, MN Housing & Redevelopment Authority (Series 2005C), Weekly VRDNs (University                8,750,000
                    Carleton Development LP)/(LaSalle Bank, N.A. LOC), 3.530%, 11/2/2007
      2,500,000     St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway                   2,500,000
                    Apartments LP)/(LaSalle Bank, N.A. LOC), 3.530%, 11/2/2007
      2,250,000     White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC),           2,250,000
                    3.630%, 11/1/2007
      4,000,000     White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank,             4,000,000
                    N.A. LOC), 3.580%, 11/2/2007
                       TOTAL                                                                                             167,265,000
                    MISSISSIPPI--1.2%
     12,000,000 3,4 Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs                12,000,000
                    (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.550%, 11/1/2007
     17,500,000     Mississippi Business Finance Corp. Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase              17,500,000
                    Bank, N.A. LOC), 3.480%, 11/1/2007
      1,850,000     Mississippi Business Finance Corp. (Series 1999), VRDNs (Polks Meat Products, Inc.)/                   1,850,000
                    (Regions Bank, Alabama LOC), 3.630%, 11/1/2007
      2,420,000     Mississippi Business Finance Corp. (Series 2000A), Weekly VRDNs (TT&W Farm Products,                   2,420,000
                    Inc.)/(Regions Bank, Alabama LOC), 3.580%, 11/1/2007
      3,270,000     Mississippi Business Finance Corp. (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/                 3,270,000
                    (Regions Bank, Alabama LOC), 3.580%, 11/1/2007
      2,955,000     Mississippi Business Finance Corp. (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/                 2,955,000
                    (Regions Bank, Alabama LOC), 3.580%, 11/1/2007
      1,020,000 3,4 Mississippi Home Corp. (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ),             1,020,000
                    3.610%, 11/1/2007
      7,500,000     Mississippi Home Corp. (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC),            7,500,000
                    3.540%, 11/1/2007
      6,500,000     Mississippi Home Corp. (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/                        6,500,000
                    (Wachovia Bank N.A. LOC), 3.580%, 11/1/2007
      9,790,000     Mississippi Home Corp. (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/                       9,790,000
                    (Wachovia Bank N.A. LOC), 3.580%, 11/1/2007
      9,530,000 3,4 Mississippi Home Corp. MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/                              9,530,000
                    (Bank of New York LIQ), 3.390%, 11/7/2007
      1,435,000 3,4 Mississippi Home Corp. MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/                                  1,435,000
                    (Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
                       TOTAL                                                                                              75,770,000
                    MISSOURI--1.4%
     26,937,000 3,4 Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri         26,937,000
                    State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ),
                    3.550%, 11/1/2007
     10,000,000     Kansas City, MO IDA (Series 2006), Weekly VRDNs (Clay Terrace Apartments)/(LaSalle Bank, N.A.         10,000,000
                    LOC), 3.550%, 11/1/2007
      8,250,000     Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E),            8,250,000
                    Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.530%, 11/1/2007
      2,405,000 3,4 Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA           2,405,000
                    COL)/(Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
      1,380,000 3,4 Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA           1,380,000
                    COL)/(Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
     26,000,000     Southwest City, MO IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank,           26,000,000
                    N.A. LOC), 3.550%, 11/1/2007
      9,300,000     St. Louis, MO IDA (Series 1991), Weekly VRDNs (U.S. Durum Milling, Inc.)/(LaSalle Bank, N.A.           9,300,000
                    LOC), 3.390%, 11/7/2007
      1,000,000     St. Louis, MO IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas            1,000,000
                    City LOC), 3.830%, 11/1/2007
                       TOTAL                                                                                              85,272,000
                    MONTANA--0.3%
      4,415,000 3,4 Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),                4,415,000
                    3.610%, 11/1/2007
      5,700,000 3,4 Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers                   5,700,000
                    Holdings, Inc. LIQ), 3.360%, 11/1/2007
      2,580,000 3,4 Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Bank of New York              2,580,000
                    LIQ), 3.390%, 11/7/2007
      3,055,000 3,4 Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of            3,055,000
                    America N.A. LIQ), 3.530%, 11/1/2007
                       TOTAL                                                                                              15,750,000
                    MULTI STATE--6.8%
     36,767,788 3,4 ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle          36,767,788
                    Bank, N.A. LOC), 3.630%, 11/1/2007
     45,371,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2002-09), Weekly VRDNs                45,371,000
                    (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs),
                    3.580%, 11/1/2007
      9,350,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2006-5), Weekly VRDNs (GNMA            9,350,000
                    COL)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 11/1/2007
     15,219,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA          15,219,000
                    COL)/(State Street Bank and Trust Co. LIQ), 3.580%, 11/1/2007
     20,142,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-18), Weekly VRDNs                20,142,000
                    (Merrill Lynch & Co., Inc. LIQ), 3.630%, 11/1/2007
      5,088,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-19), Weekly VRDNs (GNMA           5,088,000
                    COL)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 11/1/2007
      3,490,719 3,4 GS Pool Trust (Series 2006-56TP), Weekly VRDNs (Natixis Financial Products Inc. INS)/                  3,490,719
                    (Goldman Sachs Group, Inc. LIQ), 3.530%, 11/1/2007
     30,255,543 3,4 GS Pool Trust (Series 2006-19TP), Weekly VRDNs (Natixis Financial Products Inc. INS)/                 30,255,543
                    (Goldman Sachs Group, Inc. LIQ), 3.560%, 11/1/2007
     18,273,730 3,4 GS Pool Trust (Series 2006-35TP), Weekly VRDNs (Natixis Financial Products Inc. INS)/                 18,273,730
                    (Goldman Sachs Group, Inc. LIQ), 3.560%, 11/1/2007
     73,925,000 3,4 JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P), Weekly VRDNs (GTD by Texas Permanent              73,925,000
                    School Fund Guarantee Program)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(JPMorgan Chase
                    Bank, N.A. LIQ) and United States Treasury PRFs), 3.630%, 11/1/2007
     38,100,000 3,4 JPMorgan Chase & Co. I-PUTTERs Trust (Series 1761P), Weekly VRDNs (FGIC, FSA INS) and                 38,100,000
                    JPMorgan Chase Bank, N.A. LIQs), 3.650%, 11/1/2007
     86,295,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC,           86,295,000
                    FSA INS, Inc., MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.650%,
                    11/1/2007
     39,710,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch          39,710,000
                    & Co., Inc. LIQ), 3.650%, 11/1/2007
                       TOTAL                                                                                             421,987,780
                    NEBRASKA--1.1%
      2,650,000     Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo              2,650,000
                    Bank, N.A. LOC), 3.530%, 11/1/2007
        900,000     Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank,                900,000
                    N.A. LOC), 3.630%, 11/1/2007
      2,000,000     Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties                     2,000,000
                    LLC)/(Rabobank Nederland, Utrecht LOC), 3.550%, 11/1/2007
      7,205,000 3,4 Nebraska Investment Finance Authority, MERLOTS (Series 1998A), Weekly VRDNs (Wachovia Bank             7,205,000
                    N.A. LIQ), 3.550%, 11/1/2007
     48,500,000     Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds (2007 Series H),           48,500,000
                    Weekly VRDNs (FHLB of Topeka LIQ), 3.290%, 11/7/2007
      5,700,000     Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 3.330%, 11/7/2007                        5,700,000
                       TOTAL                                                                                              66,955,000
                    NEVADA--1.6%
      2,000,000     Clark County, NV Airport System (Series B-1), 5.00% Bonds, 7/1/2008                                    2,014,967
     11,775,000 3,4 Clark County, NV IDRBs, Class A Certificates (Series 7025), Weekly VRDNs (Southwest Gas               11,775,000
                    Corp.)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.550%, 11/1/2007
      7,140,000     Clark County, NV (Series 1997A), 3.80% TOBs (Signature Flight Support Corp.)/(GTD by                   7,140,000
                    Bayerische Landesbank LOC), Optional Tender 12/1/2007
      7,535,000     Clark County, NV (Series 1998), 3.80% TOBs (Signature Flight Support Corp.)/(GTD by                    7,535,000
                    Bayerische Landesbank LOC), Optional Tender 12/1/2007
     49,335,000     Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly          49,335,000
                    VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/
                    (Bayerische Landesbank LIQ), 3.310%, 11/7/2007
     20,000,000     Director of the State of Nevada Department of Business and Industry Weekly VRDNs (Republic            20,000,000
                    Services, Inc.), 4.050%, 11/1/2007
                       TOTAL                                                                                              97,799,967
                    NEW HAMPSHIRE--1.0%
     25,000,000     New Hampshire Business Finance Authority (Series 2005), Weekly VRDNs (Lonza America,                  25,000,000
                    Inc.)/(Deutsche Bank AG LOC), 3.530%, 11/1/2007
      1,085,000     New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key            1,085,000
                    Bank, N.A. LOC), 3.400%, 11/7/2007
     30,000,000     New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.62% CP (New England Power          30,000,000
                    Co.), Mandatory Tender 12/13/2007
      2,000,000     New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.70% CP (New England Power           2,000,000
                    Co.), Mandatory Tender 1/10/2008
        915,000 3,4 New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ),              915,000
                    3.390%, 11/7/2007
        705,000 3,4 New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ),               705,000
                    3.390%, 11/7/2007
                       TOTAL                                                                                              59,705,000
                    NEW JERSEY--3.3%
      4,750,000     Allamuchy Township, NJ, 4.25% BANs, 7/23/2008                                                          4,764,898
      6,587,730     Beachwood, NJ, 4.00% BANs, 8/29/2008                                                                   6,598,686
      6,700,000     Bernards Township, NJ, 3.60% BANs, 10/31/2008                                                          6,710,921
      3,560,000     Neptune Township, NJ, 4.25% BANs, 11/9/2007                                                            3,560,489
      4,000,000     New Jersey Health Care Facilities Financing Authority (Series 2005), Daily VRDNs (Recovery             4,000,000
                    Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.430%, 11/1/2007
    149,800,000     New Jersey State (Series Fiscal 2008A), 4.50% TRANs, 6/24/2008                                       150,640,437
      7,000,000     Newark, NJ, General Improvement Notes (Series 2007A-B), 4.00% BANs, 1/24/2008                          7,004,669
     12,000,000     Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008                           12,015,550
     12,925,000     Newark, NJ, School Promissory Notes (Series 2007C), 4.00% BANs, 1/24/2008                             12,933,622
                       TOTAL                                                                                             208,229,272
                    NEW MEXICO--0.4%
      1,445,000     Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo               1,445,000
                    Bank, N.A. LOC), 3.530%, 11/1/2007
      4,060,000     Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC),           4,060,000
                    3.530%, 11/1/2007
     13,216,000 3,4 Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New            13,216,000
                    Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.550%,
                    11/1/2007
      2,625,000     Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank                  2,625,000
                    Midwest, N.A. LOC), 3.680%, 11/7/2007
        745,000 3,4  New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA                     745,000
                    COL)/(Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
      2,150,000 3,4 New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 3.75% TOBs (GNMA COL)/(Wachovia Bank          2,150,000
                    N.A. LIQ), Optional Tender 2/20/2008
                       TOTAL                                                                                              24,241,000
                    NEW YORK--1.6%
     14,130,000 3,4 Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank              14,130,000
                    N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.600%, 11/1/2007
        225,000     Metropolitan Transportation Authority, NY (Series 2004A-1), Weekly VRDNs (MTA Transportation             225,000
                    Revenue)/(CDC IXIS Financial Guaranty NA INS)/(DePfa Bank PLC LIQ), 3.390%, 11/1/2007
     21,000,000     New York State HFA (Series 2002A: 271 West 47th Street), Weekly VRDNs (Biltmore Tower                 21,000,000
                    LLC)/(FNMA LOC), 3.260%, 11/7/2007
     38,300,000     New York State HFA (Series 2003A: 271 West 47th Street), Weekly VRDNs (Biltmore Tower                 38,300,000
                    LLC)/(FNMA LOC), 3.260%, 11/7/2007
      4,000,000     New York State HFA (Series 2004A: Archstone Westbury Housing), Weekly VRDNs (ASN Roosevelt             4,000,000
                    Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.260%, 11/7/2007
     15,000,000     New York State HFA (Series 2005A: 250 West 93rd Street), Weekly VRDNs (L&M 93rd Street                15,000,000
                    LLC)/(Landesbank Hessen-Thueringen LOC), 3.270%, 11/7/2007
      4,035,000 3,4 Port Authority of New York and New Jersey, MERLOTS (Series 2007C-1), 3.83% TOBs (FSA                   4,035,000
                    INS)/(Bank of New York LIQ), Optional Tender 2/13/2008
                       TOTAL                                                                                              96,690,000
                    NORTH CAROLINA--2.5%
      6,600,000     Cabarrus County, NC Industrial Facilities & PCFA (Series 1996), Weekly VRDNs (S & D Coffee,            6,600,000
                    Inc.)/(Wachovia Bank N.A. LOC), 3.550%, 11/1/2007
      2,840,000 3,4 Charlotte, NC Airport, (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA               2,840,000
                    LIQ), 3.610%, 11/1/2007
      3,000,000     Davie County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr                       3,000,000
                    Co.)/(Wachovia Bank N.A. LOC), 3.550%, 11/1/2007
      5,000,000     Hertford County, NC Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.),           5,000,000
                    3.400%, 11/7/2007
     11,800,000     Hertford County, NC Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.),          11,800,000
                    3.380%, 11/7/2007
        380,000     Johnson County, NC Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (Walthom                     380,000
                    Group)/(Wachovia Bank N.A. LOC), 3.600%, 11/2/2007
     11,650,000     North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic                 11,650,000
                    Services, Inc.)/(SunTrust Bank LOC), 3.630%, 11/1/2007
      3,300,000     North Carolina Capital Facilities Finance Agency (Series 2006A-1), Weekly VRDNs (Parker                3,300,000
                    Lumber Co.)/(RBC Centura Bank LOC), 3.510%, 11/1/2007
     10,000,000     North Carolina Capital Facilities Finance Agency (Series 2007) Weekly VRDNs (Republic                 10,000,000
                    Services, Inc.), 3.610%, 11/7/2007
     32,700,000     North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds Series           32,700,000
                    2006A), Weekly VRDNs (Duke Energy Corp.)/(Wachovia Bank N.A. LOC), 3.480%, 11/1/2007
      3,695,000 3,4  North Carolina HFA, MERLOTS (Series 2006-B12), Weekly VRDNs (Wachovia Bank N.A. LIQ),                 3,695,000
                    3.550%, 11/7/2007
      5,700,000     North Carolina Medical Care Commission (Series 2006), Weekly VRDNs (Cross Road Rest and                5,700,000
                    Retirement Center, Inc.)/(RBC Centura Bank LOC), 3.460%, 11/1/2007
      8,775,000 3,4 North Carolina State, P-Floats (Series EC-1063), VRDNs (Merrill Lynch & Co., Inc. LIQ),                8,775,000
                    3.540%, 11/1/2007
     14,520,000 3,4 North Carolina State, P-Floats (Series EC-1138), Weekly VRDNs (Merrill Lynch & Co., Inc.              14,520,000
                    LIQ), 3.540%, 11/1/2007
     28,555,000     Sampson County, NC Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (Sampson County           28,555,000
                    Disposal, Inc.)/(Wachovia Bank N.A. LOC), 3.500%, 11/1/2007
     10,000,000     Union County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Darnel, Inc.)/             10,000,000
                    (Wachovia Bank N.A. LOC), 3.550%, 11/1/2007
                       TOTAL                                                                                             158,515,000
                    NORTH DAKOTA--0.0%
      2,700,000     Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers                 2,700,000
                    Cooperative)/(Wells Fargo Bank, N.A. LOC), 3.550%, 11/1/2007
                    OHIO--1.9%
      2,100,000     Ashland, OH, 4.25% BANs, 5/22/2008                                                                     2,105,949
     18,685,000     Cleveland, OH Airport System (Series D), Weekly VRDNs (GTD by WestLB AG LOC), 3.310%,                 18,685,000
                    11/7/2007
     11,500,000     Cleveland, OH Waterworks (Series 2004-M), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ),            11,500,000
                    3.420%, 11/1/2007
      4,750,000     Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco           4,750,000
                    Corp.)/(Bank of America N.A. LOC), 3.530%, 11/1/2007
      5,880,000     Hamilton, OH MFH (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor                5,880,000
                    Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.520%, 11/1/2007
      4,250,000     Mahoning County, OH IDA (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/                    4,250,000
                    (PNC Bank, N.A. LOC), 3.560%, 11/1/2007
      8,950,000     Marion County, OH MFH (Series 2006), Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC),             8,950,000
                    3.550%, 11/1/2007
      6,250,000     Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC),            6,250,000
                    3.580%, 11/1/2007
     33,100,000 3,4 Ohio HFA (2007 Series J), Weekly VRDNs (KBC Bank NV LIQ), 3.290%, 11/7/2007                           33,100,000
      1,255,000 3,4 Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ),                 1,255,000
                    3.390%, 11/7/2007
      2,755,000 3,4 Ohio HFA, MERLOTS (Series 2006-A2), .00% TOBs (GNMA COL)/(Bank of New York LIQ) 2/13/2008              2,755,000
      2,620,000 3,4 Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of                 2,620,000
                    America N.A. LIQ), 3.530%, 11/1/2007
      2,657,500     Ross County, OH (Series A), 4.25% BANs, 5/29/2008                                                      2,664,839
      7,000,000     Toledo-Lucas County, OH Port Authority (Series 2006), Weekly VRDNs (Van Deurzen Dairy                  7,000,000
                    LLC)/(LaSalle Bank, N.A. LOC), 3.540%, 11/1/2007
      4,000,000     Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1),             4,000,000
                    Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 3.510%,
                    11/1/2007
      3,400,000     Wood County, OH (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC),              3,400,000
                    3.390%, 11/7/2007
                       TOTAL                                                                                             119,165,788
                    OKLAHOMA--0.8%
      5,650,000     Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC),              5,650,000
                    3.730%, 11/1/2007
     16,564,571 3,4 Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma          16,564,571
                    HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.550%, 11/1/2007
      7,500,000     Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(GTD           7,500,000
                    by ConocoPhillips), 3.370%, 11/7/2007
     20,220,000     Tulsa, OK International Airport (Series 2007C), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC),         20,220,000
                    3.530%, 11/1/2007
                       TOTAL                                                                                              49,934,571
                    OREGON--1.7%
      3,500,000     Oregon State EDRB (Series CXLVII), Weekly VRDNs (Toyo Tanso USA, Inc.)/(Bank of Tokyo-                 3,500,000
                    Mitsubishi UFJ Ltd. LOC), 3.770%, 11/1/2007
     57,000,000     Oregon State (2007 Series A), 4.50% TANs, 6/30/2008                                                   57,317,824
     12,665,000 3,4 Oregon State, Elderly and Disabled Housing (PT-4105), Weekly VRDNs (Merrill Lynch & Co., Inc.         12,665,000
                    LIQ), 3.560%, 11/1/2007
     10,000,000     Oregon State, Veterans' Welfare Bonds (Series 89B), Daily VRDNs (Dexia Credit Local LIQ),             10,000,000
                    3.600%, 11/1/2007
     10,000,000     Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/                         10,000,000
                    (Rabobank Nederland, Utrecht LOC), 3.550%, 11/1/2007
     10,000,000     Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/                         10,000,000
                    (Rabobank Nederland, Utrecht LOC), 3.550%, 11/1/2007
                       TOTAL                                                                                             103,482,824
                    PENNSYLVANIA--4.3%
      1,000,000     Chester County, PA IDA (Series 2000A), Weekly VRDNs (Innovative Solutions and Support,                 1,000,000
                    Inc.)/(PNC Bank, N.A. LOC), 3.560%, 11/1/2007
     10,000,000     Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004A), Weekly VRDNs          10,000,000
                    (Sunoco, Inc.), 3.655%, 11/7/2007
      2,500,000     Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004B), Weekly VRDNs           2,500,000
                    (Sunoco, Inc.), 3.470%, 11/7/2007
     30,700,000     Pennsylvania State Higher Education Assistance Agency (Series 1997A), Weekly VRDNs (AMBAC             30,700,000
                    INS)/(Dexia Credit Local LIQ), 3.400%, 11/7/2007
     21,800,000     Pennsylvania State Higher Education Assistance Agency (Series 2000A), Weekly VRDNs (AMBAC             21,800,000
                    INS)/(Fortis Bank SA/NV LIQ), 3.400%, 11/7/2007
      2,800,000     Pennsylvania State Higher Education Assistance Agency (Series 2002B), Weekly VRDNs (FSA                2,800,000
                    INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust
                    Co. and WestLB AG LIQs), 3.500%, 11/1/2007
     35,400,000     Pennsylvania State Higher Education Assistance Agency (Series 2003 A-1), Weekly VRDNs (AMBAC          35,400,000
                    INS)/(Dexia Credit Local LIQ), 3.400%, 11/7/2007
     33,200,000     Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA              33,200,000
                    INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust
                    Co. and WestLB AG LIQs), 3.500%, 11/1/2007
    129,015,000     Philadelphia, PA Airport System (Series 2005C), Weekly VRDNs (MBIA Insurance Corp.                   129,015,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.360%, 11/7/2007
                       TOTAL                                                                                             266,415,000
                    RHODE ISLAND--0.3%
     10,000,000     Cumberland, RI, 4.00% BANs, 5/15/2008                                                                 10,018,049
      3,390,000     Rhode Island Industrial Facilities Corp. (Series 2001), Weekly VRDNs (Interplex Industries,            3,390,000
                    Inc.)/(Key Bank, N.A. LOC), 3.560%, 11/1/2007
      6,730,000     Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/                  6,730,000
                    (Bank of America N.A. LOC), 3.620%, 11/1/2007
                       TOTAL                                                                                              20,138,049
                    SOUTH CAROLINA--1.8%
     14,650,000     Berkeley County, SC Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP             14,650,000
                    Amoco Corp.), 3.640%, 11/1/2007
     24,000,000     Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 3.330%, 11/7/2007                                 24,000,000
      9,000,000     Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 3.330%, 11/7/2007                  9,000,000
      5,600,000     Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 3.330%, 11/7/2007                   5,600,000
     24,800,000     Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 3.330%, 11/7/2007                  24,800,000
      1,220,000     South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC), 3.510%,             1,220,000
                    11/2/2007
         50,000     South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Rice Street Association)/                            50,000
                    (Wachovia Bank N.A. LOC), 3.600%, 11/7/2007
      3,700,000     South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/                     3,700,000
                    (PNC Bank, N.A. LOC), 3.360%, 11/7/2007
        100,000     South Carolina Jobs-EDA (Series 1998), Weekly VRDNs (Carolina Cotton Works, Inc.)/                       100,000
                    (Branch Banking & Trust Co. LOC), 3.530%, 11/1/2007
      4,000,000     South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs               4,000,000
                    (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 3.530%, 11/1/2007
     14,600,000     South Carolina State Housing Finance & Development Authority (Series 2007B), 3.87% BANs,              14,600,000
                    9/2/2008
      2,070,000 3,4 South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs          2,070,000
                    (FSA INS)/(Citibank N.A., New York LIQ), 3.590%, 11/1/2007
     10,300,000 3,4 South Carolina State Ports Authority, Floater Certificates (Series 2006-1390X), Weekly VRDNs          10,300,000
                    (FSA INS)/(Morgan Stanley LIQ), 3.530%, 11/1/2007
                       TOTAL                                                                                             114,090,000
                    SOUTH DAKOTA--0.8%
      9,850,000     Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank,              9,850,000
                    N.A. LOC), 3.600%, 11/1/2007
      4,000,000     South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank            4,000,000
                    Hessen-Thueringen LIQ), 3.500%, 11/1/2007
     10,485,000 3,4 South Dakota Housing Development Authority (PA-1436), Weekly VRDNs (Merrill Lynch & Co., Inc.         10,485,000
                    LIQ), 3.550%, 11/1/2007
     26,000,000     South Dakota Housing Development Authority, Homeownership Mortgage Bonds (2007 Series F),             26,089,295
                    4.25% BANs, 8/15/2008
                       TOTAL                                                                                              50,424,295
                    TENNESSEE--1.5%
      1,300,000     Dover, TN IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/                 1,300,000
                    (Regions Bank, Alabama LOC), 3.550%, 11/1/2007
      1,575,000     Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.730%,          1,575,000
                    11/1/2007
     44,100,000     Loudon, TN IDB Solid Waste Disposal (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients              44,100,000
                    Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.530%, 11/1/2007
     12,000,000     Memphis-Shelby County, TN Industrial Board (Series 2007), Weekly VRDNs (Nucor Steel Memphis,          12,000,000
                    Inc.)/(GTD by Nucor Corp.), 3.330%, 11/7/2007
      9,400,000     Shelby County, TN Health Education & Housing Facilities Board (Series 2005), Weekly VRDNs              9,400,000
                    (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.580%, 11/1/2007
      9,015,000 3,4 Sumner County, TN Health, Educational & Housing Facilities Board, (MT-480), Weekly VRDNs               9,015,000
                    (Sumner Regional Health Systems, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co.,
                    Inc. LOC), 3.680%, 11/1/2007
      3,315,000 3,4 Tennessee Energy Acquisition Corp. (PT-3646), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),            3,315,000
                    3.580%, 11/1/2007
      2,135,000 3,4 Tennessee Energy Acquisition Corp. P-Floats (Series EC-1147), Weekly VRDNs (Merrill Lynch &            2,135,000
                    Co., Inc. LIQ), 3.580%, 11/1/2007
        845,000     Tullahoma, TN IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC),            845,000
                    3.540%, 11/7/2007
      7,000,000     Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series              7,000,000
                    2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 3.680%, 11/1/2007
                       TOTAL                                                                                              90,685,000
                    TEXAS--20.5%
      4,935,000 3,4 Bexar County, TX Housing Finance Corp. (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill          4,935,000
                    Lynch & Co., Inc. LIQ)/(GTD by WestLB AG LOC), 3.680%, 11/1/2007
     10,000,000     Brazos Harbor, TX IDC (Series 2003), Weekly VRDNs (ConocoPhillips), 3.600%, 11/7/2007                 10,000,000
     42,500,000     Brazos Harbor, TX IDC (Series 2006), Weekly VRDNs (BASF Corp.), 3.320%, 11/7/2007                     42,500,000
     17,300,000     Brazos River Authority, TX (Series 2001 D-2), Weekly VRDNs (Texas Competitive Electric                17,300,000
                    Holdings Co. LLC)/(Wachovia Bank N.A. LOC), 3.320%, 11/7/2007
     44,630,000     Brazos River Authority, TX (Series 2002A), Weekly VRDNs (Texas Competitive Electric Holdings          44,630,000
                    Co. LLC)/(Wachovia Bank N.A. LOC), 3.360%, 11/7/2007
     12,400,000     Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank,             12,400,000
                    N.A. LOC), 3.640%, 11/1/2007
     25,000,000     Calhoun County, TX Navigation District Environmental Facilities (Series 2000), Weekly VRDNs           25,000,000
                    (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 3.490%, 11/1/2007
     25,000,000     Calhoun County, TX Navigation District Environmental Facilities (Series 2001), Weekly VRDNs           25,000,000
                    (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 3.490%, 11/1/2007
     28,250,000     Calhoun County, TX Navigation District Environmental Facilities (Series 2006), Weekly VRDNs           28,250,000
                    (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 3.490%, 11/1/2007
      5,035,000     Colorado County, TX IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/                       5,035,000
                    (Wachovia Bank N.A. LOC), 3.380%, 11/7/2007
      2,100,000     Dalhart, TX Economic Development Corp. (Series 2005), Weekly VRDNs (DARE                               2,100,000
                    Investments)/(Rabobank Nederland, Utrecht LOC), 3.550%, 11/1/2007
      2,950,000     Dalhart, TX Economic Development Corp. (Series 2005), Weekly VRDNs (Northside Farms                    2,950,000
                    LLC)/(Rabobank Nederland, Utrecht LOC), 3.550%, 11/1/2007
      2,715,000 3,4 Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC             2,715,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
      4,995,000 3,4 Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA                   4,995,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.550%, 11/1/2007
      7,150,000 3,4 Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA                  7,150,000
                    Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.550%, 11/1/2007
      9,400,000     DeSoto, TX Housing Finance Corp. (Series 2004), Weekly VRDNs (Hickory Manor Senior                     9,400,000
                    Apartments)/(FHLMC LOC), 3.540%, 11/1/2007
      7,365,000     East Texas Housing Finance Corp. (Series 2002), Weekly VRDNs (The Park at Shiloh                       7,365,000
                    Apartments)/(Wachovia Bank N.A. LOC), 3.580%, 11/1/2007
     10,420,000 3,4 Ellis County, TX, Solar Eclipse (Series 2007-0080), 3.63% TOBs (FGIC INS)/(U.S. Bank, N.A.            10,420,000
                    LIQ), Optional Tender 6/19/2008
     21,300,000     Gulf Coast, TX IDA (Series 1999), Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC),           21,300,000
                    3.640%, 11/1/2007
      4,135,000     Gulf Coast, TX IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC),          4,135,000
                    3.640%, 11/1/2007
     11,250,000     Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco                11,250,000
                    Corp.), 3.640%, 11/1/2007
     44,600,000     Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.640%, 11/1/2007               44,600,000
     36,300,000     Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.640%,          36,300,000
                    11/1/2007
     23,900,000     Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.640%,          23,900,000
                    11/1/2007
     40,900,000     Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.640%,          40,900,000
                    11/1/2007
      7,500,000     Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp.), 3.640%,           7,500,000
                    11/1/2007
      2,600,000     Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.640%,           2,600,000
                    11/1/2007
     15,000,000     Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 3.640%,          15,000,000
                    11/1/2007
     23,030,000     Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp.),                  23,030,000
                    (GTD by BP PLC), 3.640%, 11/1/2007
     25,000,000     Gulf Coast, TX Waste Disposal Authority (Series 2001), Weekly VRDNs (American Acryl                   25,000,000
                    LP)/(Citibank N.A., New York LOC), 3.510%, 11/1/2007
      6,070,000     Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North                  6,070,000
                    America, Inc.)/(GTD by BP PLC), 3.640%, 11/1/2007
     19,000,000     Gulf Coast, TX Waste Disposal Authority (Series 2003), Daily VRDNs (BP Amoco Chemical                 19,000,000
                    Co.)/(GTD by BP PLC), 3.640%, 11/1/2007
     25,000,000     Gulf Coast, TX Waste Disposal Authority (Series 2003), Daily VRDNs (BP Products North                 25,000,000
                    America, Inc.)/(GTD by BP PLC), 3.640%, 11/1/2007
     24,900,000     Gulf Coast, TX Waste Disposal Authority (Series 2004), Daily VRDNs (BP Products North                 24,900,000
                    America, Inc.)/(GTD by BP PLC), 3.640%, 11/1/2007
      7,000,000     Gulf Coast, TX Waste Disposal Authority (Series 2004), Weekly VRDNs (Republic Waste Services           7,000,000
                    of Texas Ltd.)/(GTD by Republic Services, Inc.), 4.050%, 11/1/2007
     18,800,000     Gulf Coast, TX Waste Disposal Authority (Series 2005), Daily VRDNs (BP Products North                 18,800,000
                    America, Inc.)/(GTD by BP PLC), 3.640%, 11/1/2007
      6,300,000     Gulf Coast, TX Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products &                    6,300,000
                    Chemicals, Inc.), 3.340%, 11/7/2007
     13,200,000     Gulf Coast, TX Waste Disposal Authority (Series 2006), Daily VRDNs (BP Products North                 13,200,000
                    America, Inc.)/(GTD by BP PLC), 3.640%, 11/1/2007
     80,000,000     Gulf Coast, TX Waste Disposal Authority (Series 2007), Daily VRDNs (BP Products North                 80,000,000
                    America, Inc.)/(GTD by BP PLC), 3.640%, 11/1/2007
      7,800,000     Gulf Coast, TX Waste Disposal Authority Solid Waste Disposal Revenue Bonds (Series 1999),              7,800,000
                    Weekly VRDNs (Air Products & Chemicals, Inc.), 3.340%, 11/7/2007
     10,700,000     Gulf Coast, TX Waste Disposal Authority Solid Waste Disposal Revenue Bonds (Series 2000),             10,700,000
                    Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 3.340%, 11/7/2007
     15,000,000     Harris County, TX HFDC (Series 2006A), Weekly VRDNs (Methodist Hospital, Harris County, TX),          15,000,000
                    3.430%, 11/1/2007
        600,000     Harris County, TX HFDC (Series B), Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of                  600,000
                    America N.A., Bayerische Landesbank, J.P. Morgan Chase & Co., Northern Trust Co., Chicago, IL
                    and St. Luke's Episcopal Hospital LIQs), 3.580%, 11/1/2007
      7,000,000     Harris County, TX Housing Finance Corp. Park at Kirkstall Apartments (Series 2002), Weekly             7,000,000
                    VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.580%, 11/1/2007
      9,560,000 3,4 Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/                          9,560,000
                    (Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
      6,930,000 3,4 Houston, TX Airport System, Floater Certificates (Series 2006-1382X), Weekly VRDNs (FGIC               6,930,000
                    INS)/(Morgan Stanley LIQ), 3.530%, 11/1/2007
      4,730,000     Houston, TX Housing Finance Corp. (Series 2005), Weekly VRDNs (Fairlake Cove                           4,730,000
                    Apartments)/(Citibank N.A., New York LOC), 3.310%, 11/7/2007
     19,905,000     Lower Neches Valley Authority, TX (Subseries 2001B), Daily VRDNs (Exxon Mobil Corp.), 3.560%,         19,905,000
                    11/1/2007
      7,278,500 3,4 Pflugerville, TX ISD Floater Certificates (Series 2004-1058), 3.75% TOBs (GTD by Texas                 7,278,500
                    Permanent School Fund Guarantee Program)/(Morgan Stanley LIQ), Optional Tender 3/6/2008
      5,000,000     Port Arthur Navigation District, TX IDC (Series 2000), Weekly VRDNs (Air Products &                    5,000,000
                    Chemicals, Inc.), 3.340%, 11/7/2007
     15,000,000     Port Arthur Navigation District, TX IDC (Series 2001), Weekly VRDNs (Air Products &                   15,000,000
                    Chemicals, Inc.), 3.340%, 11/7/2007
     50,000,000     Port of Corpus Christi, TX IDC (Series 2006), Daily VRDNs (CITGO Petroleum Corp.)/                    50,000,000
                    (JPMorgan Chase Bank, N.A. LOC), 3.640%, 11/1/2007
     44,000,000     Port of Corpus Christi, TX IDC (Series 2007), Daily VRDNs (CITGO Petroleum Corp.)/(BNP                44,000,000
                    Paribas SA LOC), 3.640%, 11/1/2007
     34,500,000     Red River Authority, TX, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs               34,500,000
                    (Panda Hereford Ethanol LP)/(Societe Generale, Paris LOC), 3.520%, 11/1/2007
     11,250,000     Riesel, TX IDC (Series 2007), Weekly VRDNs (Sandy Creek Energy Associates LP)/(Credit Suisse,         11,250,000
                    Zurich LOC), 3.290%, 11/7/2007
      2,500,000     Saginaw, TX IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase             2,500,000
                    Bank, N.A. LOC), 3.730%, 11/1/2007
     28,175,000 3,4 San Antonio, TX Convention Center Hotel Finance Corp., Floater Certificates (Series 2006-             28,175,000
                    2045), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.530%, 11/1/2007
     10,000,000     San Antonio, TX Electric & Gas System (Series A), 3.62% CP (Bank of America N.A. and State            10,000,000
                    Street Bank and Trust Co. LIQs), Mandatory Tender 11/13/2007
     46,750,000 3,4 Texas Municipal Gas Acquisition & Supply Corp. II (PT-4246), Weekly VRDNs (KBC Bank NV LIQ),          46,750,000
                    3.580%, 11/1/2007
     80,000,000 3,4 Texas Municipal Gas Acquisition & Supply Corp. II (PT-4281), Weekly VRDNs (Merrill Lynch &            80,000,000
                    Co., Inc. LIQ), 3.580%, 11/1/2007
     25,000,000 3,4 Texas Municipal Gas Acquisition & Supply Corp. II, P-Floats (Series EC-1170), Weekly VRDNs            25,000,000
                    (Merrill Lynch & Co., Inc. LIQ), 3.580%, 11/1/2007
     22,000,000 3,4 Texas Municipal Gas Acquisition & Supply Corp. II ROCs (Series 10014), Weekly VRDNs (Dexia            22,000,000
                    Credit Local LIQ), 3.580%, 11/1/2007
     14,000,000 3,4 Texas Municipal Gas Acquisition & Supply Corp. II ROCs (Series 10015), Weekly VRDNs                   14,000,000
                    (Landesbank Hessen-Thueringen LIQ), 3.580%, 11/1/2007
     10,000,000 3,4 Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA                   10,000,000
                    COL)/(Bank of New York LIQ), 3.550%, 11/1/2007
      6,890,000 3,4 Texas State Department of Housing & Community Affairs (PT-1347), Weekly VRDNs (Bluffview               6,890,000
                    Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.680%,
                    11/1/2007
      3,100,000 3,4 Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs             3,100,000
                    (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.400%, 11/7/2007
     13,400,000     Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004),         13,400,000
                    Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.680%, 11/1/2007
      2,420,000 3,4 Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs          2,420,000
                    (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
     36,400,000     Texas State (Series 2007), 4.50% TRANs, 8/28/2008                                                     36,627,908
      3,400,000     Waco, TX IDC (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/                       3,400,000
                    (Regions Bank, Alabama LOC), 3.580%, 11/1/2007
      3,850,000     Waxahachie, TX IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank               3,850,000
                    LOC), 3.490%, 11/7/2007
                       TOTAL                                                                                           1,275,296,408
                    UTAH--0.1%
      4,000,000     West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC),               4,000,000
                    3.610%, 11/1/2007
                    VERMONT--0.1%
      4,375,000 3,4 Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc.            4,375,000
                    LIQ), 3.350%, 11/7/2007
      2,025,000 3,4 Vermont HFA, MERLOTS (Series 2001-A49), 3.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ),                 2,025,000
                    Optional Tender 2/20/2008
      1,200,000 3,4 Vermont HFA, MERLOTS (Series 2001-A91), 3.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ),                 1,200,000
                    Optional Tender 2/20/2008
                       TOTAL                                                                                               7,600,000
                    VIRGINIA--3.9%
     34,300,000     Halifax, VA IDA, MMMs, PCR (Series 1992), 3.72% CP (Virginia Electric & Power Co.), Mandatory         34,300,000
                    Tender 2/7/2008
      3,165,000     Hampton, VA IDA (Series 1998), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A.               3,165,000
                    LOC), 3.550%, 11/1/2007
      4,500,000     Hanover County, VA IDA (Series 2005A), Weekly VRDNs (Rhapsody Land & Development                       4,500,000
                    LLC)/(Wachovia Bank N.A. LOC), 3.550%, 11/1/2007
     16,000,000     Henrico County, VA EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/                      16,000,000
                    (Citibank N.A., New York LOC), 3.300%, 11/7/2007
      3,125,000     Madison County, VA IDA (Series 1998), Weekly VRDNs (Madison Wood Preservers, Inc.)/                    3,125,000
                    (Wachovia Bank N.A. LOC), 3.550%, 11/1/2007
     60,000,000     Metropolitan Washington, DC Airports Authority (Series 2005A), 3.52% CP (JPMorgan Chase Bank,         60,000,000
                    N.A. LOC), Mandatory Tender 3/11/2008
     24,400,000     Metropolitan Washington, DC Airports Authority (Series 2005A), 3.72% CP (Bank of America N.A.         24,400,000
                    LOC), Mandatory Tender 2/6/2008
     19,000,000     Metropolitan Washington, DC Airports Authority (Series 2005B), 3.70% CP (Bank of America N.A.         19,000,000
                    LOC), Mandatory Tender 4/3/2008
      5,000,000 3,4 Metropolitan Washington, DC Airports Authority MERLOTS (Series 2007-B1), Weekly VRDNs (FGIC            5,000,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
     43,000,000     Metropolitan Washington, DC Airports Authority (Subseries A), 3.64% CP (GTD by Landesbank             43,000,000
                    Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 2/5/2008
      2,850,000     New Kent County, VA (Series 1999), Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank            2,850,000
                    LOC), 3.490%, 11/7/2007
      5,285,000 3,4 Virginia State Housing Development Authority, MERLOTS (Series 2006-B21), Weekly VRDNs                  5,285,000
                    (Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
     19,665,000 3,4 Virginia State, P-Floats (Series EC-1065), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.520%,             19,665,000
                    11/1/2007
      2,300,000     Winchester, VA IDA (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A.           2,300,000
                    LOC), 3.550%, 11/1/2007
                       TOTAL                                                                                             242,590,000
                    WASHINGTON--2.6%
      6,980,000 3,4 Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs                6,980,000
                    (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ),
                    3.390%, 11/7/2007
      7,450,000 3,4 Grant County, WA Public Utilities District No. 002, Solar Eclipse (Series 2007-96), 3.78%              7,450,000
                    TOBs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008
      9,000,000     Pierce County, WA Economic Development Corp. (Series 1995), Weekly VRDNs (Simpson-Tacoma               9,000,000
                    Kraft Co.)/(Bank of America N.A. LOC), 3.700%, 11/1/2007
      4,205,000     Port of Pasco, WA Economic Development Corp. (Series 1996), Weekly VRDNs (Douglas Fruit Co.,           4,205,000
                    Inc.)/(U.S. Bank, N.A. LOC), 3.570%, 11/1/2007
      4,995,000 3,4 Port of Seattle, WA (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.610%, 11/1/2007          4,995,000
      8,425,000     Port of Seattle, WA (Series 2005), Weekly VRDNs (Fortis Bank SA/NV LOC), 3.380%, 11/7/2007             8,425,000
     12,330,000 3,4 Port of Seattle, WA, Eagles (Series 2007-0028), Weekly VRDNs (AMBAC INS)/                             12,330,000
                    (Landesbank Hessen-Thueringen LIQ), 3.580%, 11/1/2007
      7,485,000 3,4 Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp.                     7,485,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.390%, 11/7/2007
      3,925,000 3,4 Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A.             3,925,000
                    LIQ), 3.390%, 11/7/2007
      4,990,000 3,4 Port of Seattle, WA, MERLOTS (Series 2006-C1), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A.              4,990,000
                    LIQ), 3.390%, 11/7/2007
      5,825,000 3,4 Port of Seattle, WA, MERLOTS (Series 2007-C13), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank          5,825,000
                    of New York LIQ), 3.390%, 11/7/2007
      4,450,000 3,4 Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.550%, 11/1/2007          4,450,000
      4,320,000 3,4 Port of Seattle, WA (PT-850), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ),            4,320,000
                    3.550%, 11/1/2007
     11,500,000     Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank,            11,500,000
                    N.A. LOC), 3.540%, 11/1/2007
      9,880,000 3,4 Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 3.75% TOBs (MBIA                   9,880,000
                    Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008
      6,825,000     Washington State EDFA (Series 2000H), Weekly VRDNs (Waste Management, Inc.)/(Bank of America           6,825,000
                    N.A. LOC), 3.390%, 11/7/2007
      5,500,000     Washington State EDFA (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America           5,500,000
                    N.A. LOC), 3.390%, 11/7/2007
      6,375,000     Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia           6,375,000
                    Bank N.A. LOC), 3.550%, 11/1/2007
      1,000,000     Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia           1,000,000
                    Bank N.A. LOC), 3.550%, 11/1/2007
      4,950,000     Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells               4,950,000
                    Fargo Bank, N.A. LOC), 3.350%, 11/7/2007
      4,865,000     Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of           4,865,000
                    America N.A. LOC), 3.350%, 11/7/2007
      5,890,000     Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo            5,890,000
                    Bank, N.A. LOC), 3.350%, 11/7/2007
      5,465,000     Washington State Housing Finance Commission (Series 1995), Weekly VRDNs (Heatherstone                  5,465,000
                    Apartments, LP)/(U.S. Bank, N.A. LOC), 3.500%, 11/1/2007
      3,590,000     Washington State Housing Finance Commission (Series 1996), Weekly VRDNs (Hamilton Place                3,590,000
                    Senior Living LP)/(FNMA LOC), 3.500%, 11/1/2007
      4,825,000     Washington State Housing Finance Commission (Series 1996: Larkin Apartments), Weekly VRDNs             4,825,000
                    (Hamilton Place Apartments, LP)/(FNMA LOC), 3.500%, 11/1/2007
      5,350,000     Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court              5,350,000
                    Associates LP)/(FNMA LOC), 3.510%, 11/1/2007
                       TOTAL                                                                                             160,395,000
                    WEST VIRGINIA--1.7%
        800,000     Berkeley County, WV County Commission (Series 1994), Weekly VRDNs (Brentwood Industries,                 800,000
                    Inc.)/(General Electric Capital Corp. LOC), 3.380%, 11/7/2007
     10,000,000     Grant County, WV County Commission, PCRB (Series 1994), 3.60% CP (Virginia Electric & Power           10,000,000
                    Co.), Mandatory Tender 12/13/2007
      4,000,000     Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.76%            4,000,000
                    CP (Virginia Electric & Power Co.), Mandatory Tender 11/14/2007
      2,840,000     Marion County, WV County Commission (Series 1990 B), Weekly VRDNs (American Bituminous Power           2,840,000
                    Partners LP)/(Deutsche Bank AG LOC), 3.400%, 11/7/2007
      3,760,000     Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC           3,760,000
                    Bank, N.A. LOC), 3.560%, 11/1/2007
     21,340,000 3,4 West Virginia Housing Development Fund (PT-3948), Weekly VRDNs (Merrill Lynch & Co., Inc.             21,340,000
                    LIQ), 3.550%, 11/1/2007
     23,000,000     West Virginia Public Energy Authority (1989 Series A), 3.50% CP (Morgantown Energy                    23,000,000
                    Associates)/(Dexia Credit Local LOC), Mandatory Tender 2/7/2008
     39,100,000     West Virginia Public Energy Authority (1989 Series A), 3.60% CP (Morgantown Energy                    39,100,000
                    Associates)/(Dexia Credit Local LOC), Mandatory Tender 1/9/2008
                       TOTAL                                                                                             104,840,000
                    WISCONSIN--2.1%
      9,500,000     Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper             9,500,000
                    Mills Co.)/(Bank of America N.A. LOC), 3.680%, 11/1/2007
      4,000,000     Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton                    4,000,000
                    Papers)/(Bank of America N.A. LOC), 3.680%, 11/1/2007
        800,000     Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.350%,                800,000
                    11/7/2007
      1,365,000     Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank,                  1,365,000
                    Milwaukee LOC), 3.590%, 11/1/2007
      2,300,000     Milwaukee, WI (Series 1997), 3.80% TOBs (Signature Flight Support Corp.)/(Bayerische                   2,300,000
                    Landesbank (GTD) LOC), Optional Tender 12/1/2007
      9,000,000 3,4 West Allis, WI (Series 2007 FR/RI-F7), Weekly VRDNs (Wisconsin State Fair Park Exposition              9,000,000
                    Center, Inc)/(Lehman Brothers Holdings, Inc. SWP), 3.310%, 11/7/2007
      4,085,000 3,4  Wisconsin Housing & EDA (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.550%,              4,085,000
                    11/1/2007
     27,640,000     Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ),               27,640,000
                    3.340%, 11/7/2007
     16,425,000     Wisconsin Housing & EDA Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB         16,425,000
                    Bank PLC, London LIQ), 3.340%, 11/7/2007
     23,000,000     Wisconsin Housing & EDA Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB         23,000,000
                    Bank PLC, London LIQ), 3.340%, 11/7/2007
      8,520,000 3,4 Wisconsin Housing & EDA (PA-1473R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.570%,              8,520,000
                    11/1/2007
      1,310,000 3,4 Wisconsin Housing & EDA ROCs (Series 397), Weekly VRDNs (Citibank N.A., New York LIQ),                 1,310,000
                    3.590%, 11/1/2007
     23,605,000 3,4 Wisconsin State HEFA, Solar Eclipse (Series 2007-0029), 3.78% TOBs (Ascension Health Senior           23,605,000
                    Credit Group)/(AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/17/2008
                       TOTAL                                                                                             131,550,000
                       TOTAL MUNICIPAL INVESTMENTS -104.5%                                                             6,512,713,866
                       (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILITIES---NET-(4.5)%                                                       (281,352,448)
                       TOTAL NET ASSETS---100%                                                                       $ 6,231,361,418

     Securities that are subject to the federal alternative minimum tax (AMT) represent 75.6% of the Fund's portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At October 31, 2007, the portfolio securities were rated as follows:

     Tier Rating Based on Total Market Value
     FIRST TIER                                        SECOND TIER
     96.7%                                             3.3%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $1,805,384,351, which represented 29.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2007, these liquid restricted securities amounted to $1,805,384,351, which represented 29.0% of total net assets.

5    Also represents cost for federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 EDFA    --Economic Development Financing Authority
 EDR     -- Economic Development Revenue
 EDRB    --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FHLMC   --Federal Home Loan Mortgage Corporation
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDC     --Industrial Development Corporation
 IDR     --Industrial Development Revenue
 IDRBs   --Industrial Development Revenue Bond(s)
 IFA     --Industrial Finance Authority
 INS     --Insured
 ISD     --Independent School District
 LIQ     --Liquidity Agreement
 LOCs    --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 MMMs    --Money Market Municipals
 PCFA    --Pollution Control Finance Authority
 PCR     --Pollution Control Revenue
 PCRBs   --Pollution Control Revenue Bonds
 PRF     --Prerefunded
 PUTTERs --Puttable Tax Exempt Receipts
 ROCs    --Reset Option Certificates
 SPEARs  --Short Puttable Exempt Adjustable Receipts
 SWP     --Swap Agreement
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes





PRIME CASH OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    ASSET-BACKED SECURITIES--2.3%
                    FINANCE - AUTOMOTIVE--0.9%
  $  17,714,837   1 CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008                                    $     17,714,837
      4,827,330 1,2 Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008                            4,827,330
     40,000,000 1,2 Ford Credit Auto Owner Trust 2007-B, Class A1, 5.292%, 10/15/2008                                     40,000,000
      5,121,993     Hyundai Auto Receivables Trust 2007-A, Class A1, 5.291%, 10/15/2008                                    5,121,993
     10,156,539     Merrill Auto Trust Securitization 2007-1, Class A1, 5.347%, 6/16/2008                                 10,156,539
     13,990,699     World Omni Automobile Receivables Trust 2007-B, Class A1, 5.676%, 10/15/2008                          13,990,699
                       TOTAL                                                                                              91,811,398
                    FINANCE - EQUIPMENT--0.3%
     28,000,000 1,2 Marlin Leasing Receivables XI LLC Series 2007-1, Class A1, 5.214%, 10/15/2008                         28,000,000
                    FINANCE - RETAIL--1.1%
     55,000,000     Holmes Master Issuer PLC 2007-1, Class 1A1, 5.071%, 3/15/2008                                         55,000,000
     63,000,000     Permanent Master Issuer PLC 2007-1, Class A, 5.071%, 1/15/2008                                        63,000,000
                       TOTAL                                                                                             118,000,000
                       TOTAL ASSET-BACKED SECURITIES                                                                     237,811,398
                    CERTIFICATES OF DEPOSIT--6.0%
                    BANKING--6.0%
    190,000,000     Barclays Bank PLC, 4.850% - 5.380%, 12/19/2007 - 3/25/2008                                           190,000,000
     50,000,000     Chase Bank USA, N.A., 5.130%, 4/14/2008                                                               50,000,000
    160,000,000     Credit Suisse, Zurich, 5.290% - 5.405%, 1/14/2008 - 6/9/2008                                         159,999,557
    152,000,000     DePfa Bank PLC, 4.780% - 5.370%, 2/8/2008 - 4/30/2008                                                152,000,000
     75,000,000     Societe Generale, Paris, 5.420%, 7/10/2008                                                            75,000,000
                       TOTAL CERTIFICATES OF DEPOSIT                                                                     626,999,557
                    COLLATERALIZED LOAN AGREEMENTS--18.3%
                    BANKING--9.9%
    212,000,000     BNP Paribas Securities Corp., 5.158%, 11/1/2007                                                      212,000,000
    100,000,000     Barclays Capital, Inc., 5.260%, 11/1/2007                                                            100,000,000
    170,000,000     Credit Suisse First Boston LLC, 5.209%, 11/1/2007                                                    170,000,000
    150,000,000     Deutsche Bank Securities, Inc., 5.209%, 11/1/2007                                                    150,000,000
    200,000,000     Fortis Bank SA/NV, 5.209%, 11/1/2007                                                                 200,000,000
     50,000,000     Greenwich Capital Markets, Inc., 5.222%, 1/23/2008                                                    50,000,000
     50,000,000     HSBC Securities (USA), Inc., 5.158%, 11/1/2007                                                        50,000,000
    100,000,000     UBS Securities LLC, 5.158%, 11/1/2007                                                                100,000,000
                       TOTAL                                                                                           1,032,000,000
                    BROKERAGE--8.4%
    400,000,000     Citigroup Global Markets, Inc., 5.158%, 11/1/2007                                                    400,000,000
    191,000,000     Goldman Sachs & Co., 5.178%, 11/1/2007                                                               191,000,000
    280,000,000     Merrill Lynch, Pierce, Fenner and Smith, 5.171% - 5.222%, 11/1/2007 - 1/18/2008                      280,000,000
                       TOTAL                                                                                             871,000,000
                       TOTAL COLLATERALIZED LOAN AGREEMENTS                                                            1,903,000,000
                    COMMERCIAL PAPER --34.4%3
                    BANKING--4.8%
     30,000,000     Bank of America Corp., 4.955%, 3/12/2008                                                              29,454,950
     50,000,000     DePfa Bank PLC, 5.272%, 2/14/2008                                                                     49,231,094
    245,000,000 1,2 Fountain Square Commercial Funding Corp., 5.150% - 5.180%, 11/21/2007 - 1/17/2008                    242,736,646
     60,000,000 1,2 Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.020% - 5.500%, 11/9/2007 -                   59,620,300
                    1/22/2008
    125,000,000 1,2 Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.060% - 5.600%, 12/14/2007 - 4/3/2008                  123,240,611
                       TOTAL                                                                                             504,283,601
                    BROKERAGE--0.1%
     15,000,000     Morgan Stanley, 5.355%, 2/19/2008                                                                     14,754,562
                    FINANCE - AUTOMOTIVE--4.1%
    102,423,000     DRAC LLC, A1+/P1 Series, 5.000% - 5.750%, 11/1/2007 - 1/23/2008                                      101,788,972
     25,000,000     DRAC LLC, A1/P1 Series, 5.750%, 11/1/2007                                                             25,000,000
    186,698,000     FCAR Auto Loan Trust, A1+/P1 Series, 5.210% - 5.600%, 11/15/2007 - 4/15/2008                         184,375,541
    120,000,000     FCAR Auto Loan Trust, A1/P1 Series, 5.220% - 5.510%, 1/4/2008 - 2/25/2008                            118,223,425
                       TOTAL                                                                                             429,387,938
                    FINANCE - COMMERCIAL--6.2%
     50,000,000     CIT Group, Inc., 5.180%, 11/26/2007                                                                   49,820,139
    175,000,000 1,2 Edison Asset Securitization LLC, 4.790% - 4.900%, 3/10/2008 - 4/21/2008                              171,643,917
    253,100,000 1,2 Fairway Finance Co. LLC, 5.180% - 5.600%, 11/8/2007 - 12/11/2007                                     252,363,222
     50,000,000     General Electric Capital Corp., 5.020%, 2/7/2008                                                      49,316,722
    125,000,000 1,2 Versailles CDS LLC, 5.300% - 5.350%, 11/7/2007 - 11/14/2007                                          124,852,764
                       TOTAL                                                                                             647,996,764
                    FINANCE - RETAIL--12.8%
    150,000,000 1,2 Alpine Securitization Corp., 4.940% - 5.010%, 11/14/2007 - 1/10/2008                                 149,338,805
     79,000,000 1,2 Amsterdam Funding Corp., 5.180%, 11/9/2007                                                            78,909,062
    117,193,000 1,2 Chariot Funding LLC, 5.000% - 5.140%, 12/13/2007 - 12/31/2007                                        116,441,041
    110,000,000 1,2 Compass Securitization LLC, 5.150% - 5.300%, 11/19/2007 - 11/20/2007                                 109,706,458
     75,000,000 1,2 Paradigm Funding LLC, 5.400% - 5.600%, 11/8/2007 - 11/9/2007                                          74,915,556
    490,750,000 1,2 Sheffield Receivables Corp., 5.120% - 5.200%, 11/1/2007 - 1/15/2008                                  489,843,310
    250,000,000 1,2 Tulip Funding Corp., 5.200% - 6.000%, 11/6/2007 - 12/3/2007                                          249,127,778
     61,250,000 1,2 Yorktown Capital LLC, 4.910%, 1/25/2008                                                               60,539,925
                       TOTAL                                                                                           1,328,821,935
                    FINANCE - SECURITIES--5.9%
    515,000,000 1,2 Grampian Funding LLC, 4.990% - 5.600%, 11/14/2007 - 4/1/2008                                         509,328,403
    100,000,000 1,2 Perry Global Funding LLC Series A, 5.250% - 5.275%, 11/1/2007 - 1/2/2008                              99,772,882
                       TOTAL                                                                                             609,101,285
                    PHARMACEUTICALS AND HEALTH CARE--0.5%
     50,000,000 1,2 AstraZeneca PLC, 5.215%, 1/10/2008                                                                    49,492,986
                       TOTAL COMMERCIAL PAPER                                                                          3,583,839,071
                    CORPORATE BOND--0.7%
                    FINANCE - RETAIL--0.7%
     76,000,000 1,2 SLM Corp., 5.091% - 5.164%, 1/25/2008 - 4/14/2008                                                     76,005,077
                    CORPORATE NOTES--3.8%
                    BANKING--1.4%
     30,000,000     Barclays Bank PLC, 5.350%, 5/30/2008                                                                  30,000,000
     50,000,000     Credit Suisse, Zurich, 5.420%, 2/15/2008                                                              50,000,000
     25,000,000     First Tennessee Bank, N.A., 3.822%, 1/18/2008                                                         24,914,093
     39,000,000     UBS AG, 5.400%, 11/28/2007                                                                            39,000,000
                       TOTAL                                                                                             143,914,093
                    FINANCE - SECURITIES--2.4%
     80,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.350% - 5.400%, 5/21/2008 - 6/16/2008                               80,000,000
    177,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 2/4/2008 - 8/5/2008              177,000,000
                       TOTAL                                                                                             257,000,000
                       TOTAL CORPORATE NOTES                                                                             400,914,093
                    NOTES - VARIABLE--32.4%4
                    BANKING--17.5%
      3,490,000     1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 4.880%, 11/1/2007                3,490,000
      3,735,000     4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 4.900%, 11/1/2007                                      3,735,000
      4,355,000     AW Mobile LLC, (Wachovia Bank N.A. LOC), 4.940%, 11/2/2007                                             4,355,000
      2,738,000     Aaron Oil Co., Inc., (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                                    2,738,000
      4,500,000     Acton Realty Investors LLP, (Regions Bank, Alabama LOC), 4.920%, 11/1/2007                             4,500,000
      1,440,000     Alabama State IDA, (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                                      1,440,000
      2,000,000     Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 5.020%, 11/1/2007           2,000,000
        515,000     Alder Creek Properties LLC, (Key Bank, N.A. LOC), 4.900%, 11/1/2007                                      515,000
      2,280,000     American Custom Yachts, Inc., (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                           2,280,000
      7,240,000     Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 4.910%, 11/1/2007                             7,240,000
      3,155,000     B & H Holdings LLC, (RBC Centura Bank LOC), 4.900%, 11/1/2007                                          3,155,000
      2,025,000     BMW Investments, Inc., (Wachovia Bank N.A. LOC), 4.990%, 11/2/2007                                     2,025,000
     40,000,000     BNP Paribas SA, 4.761%, 11/28/2007                                                                    39,956,598
      3,709,000     Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 4.900%,                    3,709,000
                    11/1/2007
     40,000,000     Bank of Montreal, 5.050%, 1/31/2008                                                                   40,000,000
     25,000,000 1,2 Bank of New York Mellon Corp., 4.879%, 11/27/2007                                                     25,000,000
    153,000,000 1,2 Bank of Scotland, Edinburgh, 5.112% - 5.580%, 11/9/2007 - 11/20/2007                                 153,000,000
    234,900,000     Bank of Scotland, Edinburgh, 5.198% - 5.300%, 11/1/2007 - 12/24/2007                                 234,900,000
     24,995,000     Battle Creek, MI Downtown Development Authority, Series 2004, (INS by AMBAC), 4.670%,                 24,995,000
                    11/7/2007
      7,690,000     Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 4.810%, 11/1/2007                          7,690,000
        825,000     Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 4.910%, 11/1/2007                              825,000
      1,750,000     Birmingham Fastener and Supply, Inc., (Regions Bank, Alabama LOC), 4.920%, 11/1/2007                   1,750,000
        895,000     Bond Holdings LP, (Wachovia Bank N.A. LOC), 4.870%, 11/2/2007                                            895,000
      4,905,000     Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 4.910%, 11/1/2007                        4,905,000
      5,775,000     Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 5.010%, 11/1/2007                            5,775,000
        630,000     Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 4.860%, 11/1/2007                               630,000
      5,215,000     California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 4.760%,                 5,215,000
                    11/1/2007
      2,135,000     Capital Container Properties LLC, (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                       2,135,000
      8,535,000     Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank N.A.               8,535,000
                    LOC), 4.930%, 11/1/2007
     31,767,000     Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 4.960%, 11/1/2007                         31,767,000
        104,000     Capital One Funding Corp., Series 1993-A, (JPMorgan Chase Bank, N.A. LOC), 4.960%, 11/1/2007             104,000
      1,492,000     Capital One Funding Corp., Series 1996-C, (JPMorgan Chase Bank, N.A. LOC), 4.960%, 11/1/2007           1,492,000
      2,356,000     Capital One Funding Corp., Series 2001-C, (JPMorgan Chase Bank, N.A. LOC), 4.960%, 11/1/2007           2,356,000
      8,400,000     Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 4.750%, 11/7/2007                   8,400,000
      3,100,000     Cleveland Country Club, Inc., Series 2001, (Regions Bank, Alabama LOC), 4.920%, 11/1/2007              3,100,000
      3,500,000     Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 4.750%, 11/7/2007                                         3,500,000
      5,745,000     Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                                 5,745,000
     14,100,000     Cook County, IL, Series 2002 A, 4.726%, 11/7/2007                                                     14,100,000
     27,120,000     Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC),              27,120,000
                    4.880%, 11/1/2007
    100,000,000 1,2 Credit Agricole S.A., 5.180%, 12/24/2007                                                             100,000,000
     50,000,000     Credit Suisse, Zurich, 5.475%, 11/26/2007                                                             50,000,000
      4,550,000     DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 4.90%, 11/1/2007                         4,550,000
      5,380,000     DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 4.930%, 11/1/2007                           5,380,000
    170,000,000 1,2 DePfa Bank PLC, 5.754%, 12/17/2007                                                                   170,000,000
     15,500,000     Denham Springs Economic Development District, Bass Pro Shops Projects, Series 2007-B,                 15,500,000
                    (JPMorgan Chase Bank, N.A. LOC), 4.850%, 11/1/2007
      2,855,000     Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 4.940%, 11/1/2007                    2,855,000
      1,585,000     Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 4.750%, 11/7/2007                                       1,585,000
      4,585,000     Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 4.900%, 11/1/2007                                     4,585,000
        875,000     Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.940%, 11/1/2007             875,000
      2,695,000     Equity Development Corp., Series 2002, (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                  2,695,000
      6,100,000     Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                  6,100,000
        328,000     First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 4.900%,               328,000
                    11/1/2007
      1,750,000     Frank Nelson Building of Birmingham LLC, (Regions Bank, Alabama LOC), 4.900%, 11/2/2007                1,750,000
        635,000     Fredericksburg, VA IDA, (SunTrust Bank LOC), 4.950%, 11/7/2007                                           635,000
      5,505,000     Freeport, IL, (U.S. Bank, N.A. LOC), 5.065%, 11/1/2007                                                 5,505,000
      1,885,000     Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 4.900%,           1,885,000
                    11/1/2007
      1,260,000     Galliano Marine Service, Inc., (Regions Bank, Alabama LOC), 4.860%, 11/1/2007                          1,260,000
      3,300,000     Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds,             3,300,000
                    (SunTrust Bank LOC), 4.900%, 11/7/2007
      3,665,000     Grigsby Properties LLC, Series 2002, (Regions Bank, Alabama LOC), 4.920%, 11/1/2007                    3,665,000
      1,355,000     Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 4.950%, 11/1/2007                  1,355,000
      1,905,000     Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 4.950%, 11/1/2007                  1,905,000
     23,325,000     Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 4.860%, 11/1/2007              23,325,000
      8,055,000     Hanna Steel Corp., (Wachovia Bank N.A. LOC), 4.990%, 11/2/2007                                         8,055,000
      8,815,000     Harrisburg, PA Redevelopment Authority, Series 2005 A-1, (Citizens Bank of Pennsylvania                8,815,000
                    LOC), 4.760%, 11/7/2007
      7,995,000     Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 4.880%, 11/1/2007              7,995,000
      4,290,000     Hugh W. Underwood /Underwood Properties, (Regions Bank, Alabama LOC), 4.880%, 11/1/2007                4,290,000
      4,995,000     Hugh W. Underwood, (Regions Bank, Alabama LOC), 4.880%, 11/1/2007                                      4,995,000
      3,085,000     IPC Industries, Inc., (Regions Bank, Alabama LOC), 4.860%, 11/1/2007                                   3,085,000
      5,965,000     Ilsco Corp., (U.S. Bank, N.A. LOC), 4.880%, 11/1/2007                                                  5,965,000
     15,000,000     Interlock Realty Co., (U.S. Bank, N.A. LOC), 4.960%, 11/1/2007                                        15,000,000
     32,500,000     J.P. Morgan Chase & Co., 5.114%, 11/2/2007                                                            32,500,000
      6,545,000     Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 4.870%, 11/1/2007                             6,545,000
      3,710,000     Kansas Development Finance Authority, DLR Deer Creek Project, (Marshall & Ilsley Bank,                 3,710,000
                    Milwaukee LOC), 4.906%, 11/1/2007
        830,000     Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 5.050%,                      830,000
                    11/7/2007
      2,455,000     Life Church Birmingham, (Regions Bank, Alabama LOC), 4.920%, 11/1/2007                                 2,455,000
      5,000,000 1,2 Los Angeles, CA, MERLOT Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 4.710%,                 5,000,000
                    11/7/2007
      2,215,000     Mayer Properties LLP, (Wachovia Bank N.A. LOC), 4.920%, 11/2/2007                                      2,215,000
      1,700,000     McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 4.940%, 11/2/2007                   1,700,000
      7,600,000     Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 4.850%, 11/1/2007                  7,600,000
        780,000     Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments,                  780,000
                    (Bank of America N.A. LOC), 4.920%, 11/1/2007
      3,000,000     Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 4.750%, 11/7/2007                       3,000,000
      1,160,000     Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 4.860%, 11/1/2007                     1,160,000
      1,130,000     Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions                1,130,000
                    Bank, Alabama LOC), 4.930%, 11/1/2007
      2,835,000     Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 4.860%, 11/1/2007                                        2,835,000
     75,000,000     National City Bank, 5.158% - 5.178%, 11/1/2007                                                        75,000,000
      2,565,000     New Jersey EDA, Pheonix Realty Partners, (Wachovia Bank N.A. LOC), 4.830%, 11/7/2007                   2,565,000
      3,400,000     O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.940%, 11/1/2007                3,400,000
     14,100,000     Ogden City Redevelopment Agency, Series 2005  C-1, (Bank of New York Mellon Corp. LOC),               14,100,000
                    4.900%, 11/6/2007
      1,645,000     P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 4.900%, 11/1/2007                   1,645,000
      3,745,000     PW Holdings LLC, (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                                        3,745,000
      1,800,000     Parker Towing Co., Inc., Series 2001, (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                   1,800,000
      6,210,000     R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 4.960%, 11/1/2007                               6,210,000
      6,830,000     Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 4.870%, 11/1/2007                      6,830,000
      3,075,000     Redcay Funding LLC, Series 2007, (PNC Bank, N.A. LOC), 4.870%, 11/1/2007                               3,075,000
     55,000,000     Royal Bank of Canada, Montreal, 5.170%, 11/13/2007                                                    55,000,000
        599,000     Sandridge Food Corp., (National City Bank LOC), 4.920%, 11/1/2007                                        599,000
      3,110,000     Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 4.750%, 11/7/2007                               3,110,000
      1,115,000     Sherman-Dixie Concrete Industries, Inc., (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                1,115,000
      4,705,000     Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 4.750%, 11/7/2007                                      4,705,000
      3,815,000     Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank,            3,815,000
                    N.A. LOC), 4.850%, 11/1/2007
      3,805,000     Springhill Medical Complex, Inc., (Regions Bank, Alabama LOC), 4.860%, 11/1/2007                       3,805,000
      8,300,000     Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 4.910%, 11/1/2007                                     8,300,000
     50,000,000 1,2 Svenska Handelsbanken, Stockholm, 5.061%, 11/13/2007                                                  50,000,000
      2,135,000     TIL Holdings LLC, (Regions Bank, Alabama LOC), 4.930%, 11/1/2007                                       2,135,000
      1,960,000     TTL Realty LLC, (Regions Bank, Alabama LOC), 4.930%, 11/1/2007                                         1,960,000
      1,640,000     Tarrant Hydraulics Services LLC, (Regions Bank, Alabama LOC), 4.930%, 11/1/2007                        1,640,000
     20,000,000 1,2 Union Hamilton Special Purpose Funding LLC, Series 2007-1, (GTD by Wachovia Corp.), 5.694%,           20,000,000
                    12/17/2007
     35,000,000 1,2 Union Hamilton Special Purpose Funding LLC, Series 2007-2, Tranche #1, (GTD by Wachovia               35,000,000
                    Corp.), 5.498%, 12/28/2007
      2,325,000     University Church of Christ, (Wachovia Bank N.A. LOC), 4.940%, 11/2/2007                               2,325,000
      2,595,000     University Ltd. Properties LLC, (Regions Bank, Alabama LOC), 4.930%, 11/1/2007                         2,595,000
        940,000     VLF LLC, The Village of Lovejoy,Fountain Project, (Key Bank, N.A. LOC), 4.900%, 11/1/2007                940,000
        550,000     Vista Grande Villa, (LaSalle Bank, N.A. LOC), 4.900%, 11/1/2007                                          550,000
      3,345,000     Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 4.880%, 11/1/2007                 3,345,000
      4,055,000     Weaver Rentals LLC, (Regions Bank, Alabama LOC), 4.930%, 11/1/2007                                     4,055,000
      6,130,000     Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 4.880%, 11/1/2007                                  6,130,000
     85,000,000     Wells Fargo & Co., 5.184%, 11/2/2007                                                                  85,000,000
     13,600,000     West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC),            13,600,000
                    4.900%, 11/1/2007
    108,000,000 1,2 Westpac Banking Corp. Ltd., Sydney, 5.050%, 11/16/2007                                               108,000,000
     50,000,000     Westpac Banking Corp. Ltd., Sydney, 5.785%, 12/11/2007                                                50,000,000
        860,000     White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 4.930%, 11/1/2007                860,000
      2,485,000     Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 4.900%, 11/1/2007                  2,485,000
                       TOTAL                                                                                           1,823,209,598
                    BROKERAGE--6.3%
     35,000,000     Goldman Sachs Group, Inc., 5.028%, 11/1/2007                                                          35,000,000
     40,000,000 1,2 Goldman Sachs Group, Inc., 5.161%, 11/15/2007                                                         40,000,450
     81,000,000 1,2 Merrill Lynch & Co., Inc., 5.175%, 11/19/2007                                                         81,000,000
     78,000,000     Merrill Lynch & Co., Inc., 5.206% - 5.340%, 11/5/2007 - 11/23/2007                                    78,000,000
    400,500,000     Morgan Stanley, 4.909% - 5.246%, 11/1/2007 - 11/27/2007                                              400,500,430
     25,000,000   1 PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.718%, 12/6/2007               25,000,000
                       TOTAL                                                                                             659,500,880
                    FINANCE - COMMERCIAL--0.1%
      4,050,000     Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 4.870%, 11/1/2007                       4,050,000
                    FINANCE - RETAIL--1.7%
     50,000,000 1,2 Compass Securitization LLC, 5.075%, 11/12/2007                                                        49,997,527
    125,000,000 1,2 Paradigm Funding LLC, 4.920% - 4.958%, 11/21/2007 - 11/23/2007                                       124,995,272
                       TOTAL                                                                                             174,992,799
                    FINANCE - SECURITIES--3.6%
    208,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 4.815% - 5.538%, 11/1/2007 - 1/28/2008                              207,980,667
    170,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.820% - 5.112%, 11/1/2007 - 11/9/2007            170,003,252
                       TOTAL                                                                                             377,983,919
                    GOVERNMENT AGENCY--0.2%
     19,000,000     BBC Enterprises LLC, Series 2007, (FHLB of San Francisco LOC), 4.900%, 11/1/2007                      19,000,000
        915,000     Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 4.880%, 11/1/2007                 915,000
                       TOTAL                                                                                              19,915,000
                    INSURANCE--3.0%
     20,000,000     Genworth Life Insurance Co., 5.711%, 12/3/2007                                                        20,000,000
     25,000,000     Hartford Life Insurance Co., 5.526% - 5.791%, 11/1/2007 - 12/3/2007                                   25,000,000
     50,000,000 1,2 MBIA Global Funding LLC, 5.081%, 11/14/2007                                                           50,001,789
     45,000,000     MetLife Insurance Co. of Connecticut, 5.278% - 5.440%, 11/19/2007 - 12/28/2007                        45,000,000
     45,000,000     Metropolitan Life Insurance Co., 5.456% - 5.460%, 11/1/2007 - 1/2/2008                                45,000,000
     35,000,000     Monumental Life Insurance Co., 5.240% - 5.646%, 11/1/2007 - 11/30/2007                                35,000,000
     45,000,000     New York Life Insurance Co., 5.416% - 5.579%, 11/1/2007 - 11/26/2007                                  45,000,000
     22,000,000 1,2 Pacific Life Global Funding, 5.196% - 5.223%, 11/5/2007 - 1/9/2008                                    22,000,043
     25,000,000     Transamerica Occidental Life Insurance Co., 5.370%, 1/2/2008                                          25,000,000
                       TOTAL                                                                                             312,001,832
                       TOTAL NOTES - VARIABLE                                                                          3,371,654,028
                    REPURCHASE AGREEMENT--1.8%
    188,050,000     Interest in $5,000,000,000 joint repurchase agreement 4.97%, dated 10/31/2007 under which            188,050,000
                    Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $5,000,690,278 on 11/1/2007. The market value of the underlying securities at the end of the period was $5,122,026,329.
                       TOTAL INVESTMENTS --- 99.7%                                                                    10,388,273,224
                       (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILITIES --- NET --- 0.3%                                                      26,312,921
                       TOTAL NET ASSETS --- 100%                                                                    $ 10,414,586,145

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $4,822,399,910, which represented 46.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2007, these liquid restricted securities amounted to $4,779,685,073, which represented 45.9% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4    Floating rate notes with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.


    Note: The categories of investments are shown as a percentage of total net assets October 31, 2007.




    INVESTMENT VALUATION
    The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



   Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2007, is as follows:




SECURITY                                              ACQUISITION    ACQUISITION
                                                      DATE           COST
CAL Securitization Trust 2007-1,
Class A1, 5.425%, 7/15/2008                           6/19/2007      $17,714,837
PYXIS Master Trust, Class 2007-6,
(GTD by Merrill Lynch & Co., Inc.),
5.718%, 12/6/2007                                      3/6/2007      $25,000,000






    The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 EDA   --Economic Development Authority
 FHLB  --Federal Home Loan Bank
 FNMA  --Federal National Mortgage Association
 GTD   --Guaranteed
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 IDRB  --Industrial Development Revenue Bond
 INS   --Insured
 LOC   --Letter of Credit
 SWP   --Swap Agreement






PRIME MANAGEMENT OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)


    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    ASSET-BACKED SECURITIES--4.4%
                    FINANCE - AUTOMOTIVE--0.5%
  $   5,000,000     BMW Vehicle Lease Trust 2007-1, Class A1, 5.061%, 11/17/2008                                     $     5,000,000
      8,857,418   1 CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008                                           8,857,418
      3,218,220 1,2 Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008                            3,218,220
                       TOTAL                                                                                              17,075,638
                    FINANCE - RETAIL--3.5%
     28,000,000 1,2 Arkle Master Issuer PLC 2006-1, Class 1A, 5.025%, 11/19/2007                                          28,000,000
     35,000,000 1,2 Arkle Master Issuer PLC 2007-1, Class 1A, 5.025%, 5/17/2008                                           35,000,000
     29,500,000     Holmes Master Issuer PLC 2007-1, Class 1A1, 5.071%, 3/15/2008                                         29,500,000
      5,500,000     Permanent Master Issuer PLC 2007-1, Class A, 5.071%, 1/15/2008                                         5,500,000
     35,023,918 1,2 WST Trust (Series 2007-1G), Class A1, 5.470%, 5/21/2008                                               35,023,918
                       TOTAL                                                                                             133,023,918
                    INSURANCE--0.4%
     17,000,000     Capital One Auto Finance Trust 2007-C, Class A1, (FGIC LOC), 5.282%, 10/15/2008                       17,000,000
                       TOTAL ASSET-BACKED SECURITIES                                                                     167,099,556
                    CERTIFICATES OF DEPOSIT--8.5%
                    BANKING--8.5%
     40,000,000     Bank of Scotland, Edinburgh, 5.300%, 5/22/2008                                                        40,000,000
     75,000,000     Barclays Bank PLC, 4.850% - 5.380%, 12/19/2007 - 3/25/2008                                            75,000,000
     50,000,000     Chase Bank USA, N.A., 5.130%, 4/14/2008                                                               50,000,000
     65,000,000     Credit Suisse, Zurich, 5.290% - 5.405%, 1/14/2008 - 6/9/2008                                          65,000,000
     60,000,000     DePfa Bank PLC, 5.055% - 5.200%, 1/14/2008 - 4/14/2008                                                60,000,000
     10,000,000     PNC Bank, N.A., 5.400%, 11/27/2007                                                                     9,999,517
     20,000,000     Societe Generale, Paris, 5.420%, 7/10/2008                                                            20,000,000
                       TOTAL CERTIFICATES OF DEPOSIT                                                                     319,999,517
                    COLLATERALIZED LOAN AGREEMENTS--17.3%
                    BANKING--8.1%
     90,000,000     Credit Suisse First Boston LLC, 5.209%, 11/1/2007                                                     90,000,000
     50,000,000     Deutsche Bank Securities, Inc., 5.137%, 11/1/2007                                                     50,000,000
    150,000,000     Dresdner Kleinwort Wassertstein, 5.040% - 5.087%, 11/1/2007 - 11/16/2007                             150,000,000
     15,000,000     Greenwich Capital Markets, Inc., 5.337%, 1/23/2008                                                    15,000,000
                       TOTAL                                                                                             305,000,000
                    BROKERAGE--9.2%
    150,000,000     Citigroup Global Markets, Inc., 5.087%, 11/1/2007                                                    150,000,000
    125,000,000     Lehman Brothers, Inc., 5.087% - 5.387%, 11/1/2007 - 1/24/2008                                        125,000,000
     70,000,000     Merrill Lynch, Pierce, Fenner and Smith, 5.137% - 5.340%, 11/1/2007 - 1/18/2008                       70,000,000
                       TOTAL                                                                                             345,000,000
                       TOTAL COLLATERALIZED LOAN AGREEMENTS                                                              650,000,000
                    COMMERCIAL PAPER--14.1%3
                    BANKING--1.3%
     25,000,000     DePfa Bank PLC, 5.272%, 2/14/2008                                                                     24,615,547
     25,000,000 1,2 Fountain Square Commercial Funding Corp., 5.180%, 1/16/2008                                           24,726,611
                       TOTAL                                                                                              49,342,158
                    BROKERAGE--0.2%
     10,000,000     Morgan Stanley, 5.355%, 2/19/2008                                                                      9,836,375
                    FINANCE - AUTOMOTIVE--1.6%
     15,000,000     DRAC LLC, (A1+/P1 Series), 5.063%, 1/23/2008                                                          14,827,083
     20,000,000     FCAR Auto Loan Trust, (A1+/P1 Series), 5.349%, 1/16/2008                                              19,780,022
     25,000,000     FCAR Auto Loan Trust, (A1/P1 Series), 5.372%, 11/15/2007                                              24,948,570
                       TOTAL                                                                                              59,555,675
                    FINANCE - COMMERCIAL--3.0%
     70,000,000 1,2 Edison Asset Securitization LLC, 4.790% - 5.020%, 2/7/2008 - 4/21/2008                                68,859,011
     20,000,000 1,2 Fairway Finance Co. LLC, 5.010%, 12/3/2007                                                            19,910,933
     25,000,000 1,2 Versailles CDS LLC, 5.350%, 11/7/2007                                                                 24,977,708
                       TOTAL                                                                                             113,747,652
                    FINANCE - RETAIL--4.8%
     20,000,000 1,2 Alpine Securitization Corp., 4.960%, 1/23/2008                                                        19,771,289
     40,000,000 1,2 Compass Securitization LLC, 5.300%, 11/19/2007                                                        39,894,000
    120,000,000 1,2 Sheffield Receivables Corp., 5.120% - 5.200%, 11/1/2007 - 11/14/2007                                 119,857,292
                       TOTAL                                                                                             179,522,581
                    FINANCE - SECURITIES--3.2%
    120,000,000 1,2 Grampian Funding LLC, 5.116% - 5.625%, 11/14/2007 - 4/1/2008                                         118,768,396
                       TOTAL COMMERCIAL PAPER                                                                            530,772,837
                    CORPORATE BONDS--1.5%
                    FINANCE - RETAIL--1.2%
     45,000,000 1,2 SLM Corp., 5.091% - 5.110%, 11/13/2007 - 11/14/2007                                                   45,000,000
                    RETAIL--0.3%
     10,000,000     Wal-Mart Stores, Inc., 5.933%, 6/1/2008                                                               10,033,585
                       TOTAL CORPORATE BONDS                                                                              55,033,585
                    CORPORATE NOTES--6.1%
                    BANKING--1.3%
     10,000,000     Barclays Bank PLC, 5.380%, 5/30/2008                                                                  10,000,000
     22,500,000     Toronto Dominion Bank, 5.420%, 12/12/2007                                                             22,500,000
     17,000,000     UBS AG, 5.400%, 11/28/2007                                                                            17,000,000
                       TOTAL                                                                                              49,500,000
                    BROKERAGE--1.9%
     70,000,000     Goldman Sachs Group, Inc., 5.057% - 5.724%, 12/18/2007 - 1/16/2008                                    70,000,000
                    FINANCE - SECURITIES-2.9%
     45,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.350%, 5/21/2008 - 6/2/2008                                44,998,590
     66,250,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 2/4/2008 - 8/5/2008               66,250,000
                       TOTAL                                                                                             111,248,590
                       TOTAL CORPORATE NOTES                                                                             230,748,590
                    NOTES - VARIABLE--43.0%4
                    BANKING--25.1%
      2,700,000     AlaTrade Foods LLC, (Series 4), (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                         2,700,000
        896,000     American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 4.920%,                  896,000
                    11/1/2007
      9,210,000     Atlanta, GA Development Authority, Panther Place, (Series 2007-B), (GTD by AMBAC), 4.860%,             9,210,000
                    11/1/2007
    108,000,000 1,2 Australia & New Zealand Banking Group, Melbourne, 4.970% - 5.638%, 11/23/2007 - 12/5/2007            108,000,000
     11,705,000     BBN Holdings LLC, (Series 2004), (RBC Centura Bank LOC), 4.880%, 11/1/2007                            11,705,000
      1,810,000     BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 4.890%, 11/1/2007                           1,810,000
     62,000,000 1,2 BNP Paribas SA, 4.856% - 5.500%, 11/19/2007 - 11/26/2007                                              62,000,000
        596,000     Baldwin County Sewer Service LLC, (Series 2003), (Regions Bank, Alabama LOC), 4.900%,                    596,000
                    11/1/2007
      7,767,000     Baldwin County Sewer Service LLC, (Series 2005), (Regions Bank, Alabama LOC), 4.900%,                  7,767,000
                    11/1/2007
     45,000,000 1,2 Bank of Ireland, 5.011% - 5.356%, 11/15/2007 - 11/19/2007                                             45,000,000
     22,600,000     Bank of Montreal, 5.050%, 1/31/2008                                                                   22,600,000
     18,000,000 1,2 Bank of Scotland, Edinburgh, 5.112%, 11/9/2007                                                        18,000,000
     48,000,000     Bank of Scotland, Edinburgh, 5.280% - 5.329%, 12/24/2007 - 2/14/2008                                  48,000,159
      1,950,000     Battle Creek, MI Downtown Development Authority, (Series 2004), (INS by AMBAC), 4.670%,                1,950,000
                    11/7/2007
      5,680,000     Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 4.910%, 11/1/2007                          5,680,000
        895,000     Bond Holdings LP, (Wachovia Bank N.A. LOC), 4.870%, 11/2/2007                                            895,000
      3,425,000     CAH Holdings, Inc., (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 4.918%,                3,425,000
                    11/1/2007
     10,000,000     CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 4.910%, 11/1/2007                10,000,000
      4,500,000     Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 4.910%,                4,500,000
                    11/1/2007
     45,000,000 1,2 Commonwealth Bank of Australia, Sydney, 4.912%, 11/26/2007                                            45,000,000
     95,000,000 1,2 Credit Agricole S.A., 5.141% - 5.180%, 11/23/2007 - 12/24/2007                                        95,000,000
      2,260,000     Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 4.890%, 11/1/2007            2,260,000
      1,500,000     DeKalb County, GA Housing Authority, (Series 2004-T), Highlands, (Wachovia Bank N.A. LOC),             1,500,000
                    5.030%, 11/1/2007
      4,000,000 1,2 DePfa Bank PLC, 5.754%, 12/17/2007                                                                     3,999,997
     21,155,000     Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 4.860%,                  21,155,000
                    11/1/2007
      4,905,000     First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 4.950%, 11/1/2007                     4,905,000
        735,000     Franklin County, PA IDA, (Series 2001B), Precast Systems, LLC, (Manufacturers & Traders Trust            735,000
                    Co., Buffalo, NY LOC), 4.960%, 11/2/2007
      1,065,000     Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 5.165%, 11/1/2007                       1,065,000
      4,060,000     Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus,            4,060,000
                    OH LOC), 4.940%, 11/1/2007
      3,885,000     Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC),           3,885,000
                    4.860%, 11/1/2007
     16,910,000     ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 4.930%, 11/1/2007                     16,910,000
     20,000,000     Interlock Realty Co., (U.S. Bank, N.A. LOC), 4.960%, 11/1/2007                                        20,000,000
      9,440,000     Lake Mary Bay LP, (Series 2005), (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                        9,440,000
      1,635,000     Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank,                 1,635,000
                    Cincinnati LOC), 4.900%, 11/2/2007
      5,150,000     MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 4.890%, 11/1/2007                          5,150,000
      2,950,000     Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 4.860%,           2,950,000
                    11/1/2007
      3,000,000     Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 4.900%,                 3,000,000
                    11/1/2007
        220,000     McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 4.880%, 11/1/2007             220,000
    136,000,000 1,2 National Australia Bank Ltd., Melbourne, 5.111%, 11/7/2007                                           136,000,000
     60,000,000     National City Bank, 5.177% - 5.530%, 11/1/2007 - 11/13/2007                                           60,000,000
      9,500,000     Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 4.890%, 11/1/2007                  9,500,000
      3,000,000     Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 4.930%, 11/1/2007           3,000,000
        698,000     Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                     698,000
      3,915,000     Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 4.840%, 11/1/2007                  3,915,000
      5,355,000     Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 4.850%,            5,355,000
                    11/1/2007
     46,000,000 1,2 Royal Bank of Canada, Montreal, 5.117%, 11/1/2007                                                     46,000,065
     10,000,000     Salvation Army, (Series 2004-A), (Bank of New York LOC), 4.850%, 11/1/2007                            10,000,000
        320,000     Sandridge Food Corp., (National City Bank LOC), 4.920%, 11/1/2007                                        320,000
     20,000,000 1,2 Societe Generale, Paris, 5.114%, 11/2/2007                                                            20,000,000
        800,000     Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                               800,000
      2,600,000     Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama          2,600,000
                    LOC), 4.930%, 11/1/2007
      1,000,000     Wachovia Bank N.A., 5.200%, 1/3/2008                                                                     997,685
        715,000     Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 4.890%, 11/1/2007                        715,000
     36,000,000 1,2 Westpac Banking Corp. Ltd., Sydney, 5.050%, 11/16/2007                                                36,000,000
                       TOTAL                                                                                             943,504,906
                    BROKERAGE--5.9%
     15,000,000     Goldman Sachs Group, Inc., 5.027%, 11/1/2007                                                          15,000,000
     20,000,000 1,2 Goldman Sachs Group, Inc., 5.161%, 11/15/2007                                                         20,000,223
     22,000,000     Merrill Lynch & Co., Inc., 5.231% - 5.342%, 11/15/2007 - 11/23/2007                                   22,000,000
    165,000,000     Morgan Stanley, 4.909% - 5.246%, 11/1/2007 - 11/27/2007                                              165,000,318
                       TOTAL                                                                                             222,000,541
                    FINANCE - RETAIL--3.1%
     25,000,000 1,2 Compass Securitization LLC, 5.075%, 11/12/2007                                                        24,998,764
     91,000,000 1,2 Paradigm Funding LLC, 4.920% - 5.015%, 11/19/2007 - 11/23/2007                                        90,996,925
                       TOTAL                                                                                             115,995,689
                    FINANCE - SECURITIES--6.3%
     38,500,000 1,2 Asscher Finance Corp., 4.820% - 5.340%, 11/1/2007 - 11/15/2007                                        38,490,151
    135,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 4.815% - 5.538%, 11/1/2007 - 1/28/2008                              134,979,035
     64,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance, Inc.), 4.815% - 4.990%, 11/1/2007                         63,997,196
                       TOTAL                                                                                             237,466,382
                    INSURANCE--2.6%
     10,000,000     Genworth Life Insurance Co., 5.450%, 11/9/2007                                                        10,000,000
     10,000,000     Hartford Life Global Funding Trust, 5.111%, 11/15/2007                                                10,000,000
     10,000,000     Hartford Life Insurance Co., 5.791%, 12/3/2007                                                        10,000,000
     10,000,000     MetLife Insurance Co. of Connecticut, 5.278%, 12/28/2007                                              10,000,000
     20,000,000     Metropolitan Life Insurance Co., 5.476%, 11/1/2007                                                    20,000,000
     30,000,000     New York Life Insurance Co., 5.416% - 5.579%, 11/1/2007                                               30,000,000
     10,000,000 1,2 Pacific Life Global Funding, 5.223%, 11/9/2007                                                        10,000,000
                       TOTAL                                                                                             100,000,000
                       TOTAL NOTES - VARIABLE                                                                          1,618,967,518
                    REPURCHASE AGREEMENT--4.6%
    172,618,000     Interest in $5,000,000,000 joint repurchase agreement 4.970%, dated 10/31/2007 under which           172,618,000
                    Citigroup Global Markets, Inc.  will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $5,000,690,278 on 11/1/2007.  The market value of the underlying securities at the end of the period was $5,122,026,329.
                       TOTAL INVESTMENTS---99.5%                                                                       3,745,239,603
                       (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILITIES-NET-0.5%                                                              18,658,162
                       TOTAL NET ASSETS---100%                                                                       $ 3,763,897,765

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $1,701,575,742, which represented 45.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2007, these liquid restricted securities amounted to $1,692,718,324, which represented 45.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.



Note:         The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2007, is as follows:

SECURITY                                ACQUISITION DATE    ACQUISITION COST
CAL Securitization Trust 2007-1,
Class A1, 5.424%, 7/15/2008             6/19/07             8,857,418


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 FGIC  --Financial Guaranty Insurance Company
 GTD   --Guaranteed
 IDA   --Industrial Development Authority
 INS   --Insured
 LOC   --Letter of Credit









PRIME OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  PRINCIPAL                                                                                                          VALUE
  AMOUNT              OR SHARES


                      ASSET-BACKED SECURITIES-1.2%
                      FINANCE - AUTOMOTIVE-1.0%
  $    30,000,000     BMW Vehicle Lease Trust 2007-1, Class A1, 5.061%, 11/17/2008                                  $     30,000,000
       59,049,456   1 CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008                                        59,049,456
        9,332,838 1,2 Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008                          9,332,838
       75,000,000 1,2 Ford Credit Auto Owner Trust 2007-B, Class A1, 5.291%, 10/15/2008                                   75,000,000
       27,930,482     Merrill Auto Trust Securitization 2007-1, Class A1, 5.346%, 6/16/2008                               27,930,482
       27,000,000     Nissan Auto Receivables Owner Trust 2007-B, Class A1, 5.263%, 10/15/2008                            27,000,000
       18,654,265     World Omni Automobile Receivables Trust 2007-B, Class A1, 5.676%, 10/15/2008                        18,654,265
                         TOTAL                                                                                           246,967,041
                      FINANCE - EQUIPMENT-0.2%
       58,000,000 1,2 Marlin Leasing Receivables XI LLC (Series 2007-1), Class A1, 5.214%, 10/15/2008                     58,000,000
                         TOTAL ASSET-BACKED SECURITIES                                                                   304,967,041
                      CERTIFICATES OF DEPOSIT-8.0%
                      BANKING-8.0%
       53,500,000     Bank of Scotland, Edinburgh, 5.310%, 5/23/2008                                                      53,500,000
      538,700,000     Barclays Bank PLC, 5.150% - 5.380%, 12/19/2007 - 5/22/2008                                         538,700,000
      100,000,000     Chase Bank USA, N.A., 5.130%, 4/14/2008                                                            100,000,000
      539,050,000     Credit Suisse, Zurich, 5.290% - 5.405%, 1/14/2008 - 6/9/2008                                       539,049,336
      655,000,000     DePfa Bank PLC, 5.200% - 5.370%, 1/14/2008 - 4/30/2008                                             655,000,000
       80,000,000     PNC Bank, N.A., 5.320% - 5.329%, 11/16/2007 - 11/27/2007                                            79,998,551
      100,000,000     UBS AG, 5.230%, 1/22/2008                                                                          100,000,000
                         TOTAL CERTIFICATES OF DEPOSIT                                                                 2,066,247,887
                      COLLATERALIZED LOAN AGREEMENTS-19.0%
                      BANKING-12.1%
      550,000,000     BNP Paribas Securities Corp., 5.087% - 5.107%, 11/1/2007                                           550,000,000
      521,000,000     Barclays Capital, Inc., 5.107% - 5.187%, 11/1/2007                                                 521,000,000
      425,000,000     Credit Suisse First Boston LLC, 5.137%, 11/1/2007                                                  425,000,000
      198,000,000     Deutsche Bank Securities, Inc., 5.137%, 11/1/2007                                                  198,000,000
      273,000,000     Fortis Bank SA/NV, 5.137%, 11/1/2007                                                               273,000,000
      390,000,000     Greenwich Capital Markets, Inc., 5.087% - 5.337%, 11/1/2007 - 1/23/2008                            390,000,000
      150,000,000     HSBC Securities (USA), Inc., 5.087%, 11/1/2007                                                     150,000,000
      600,000,000     UBS Securities LLC, 5.087%, 11/1/2007                                                              600,000,000
                         TOTAL                                                                                         3,107,000,000
                      BROKERAGE-6.9%
    1,051,000,000     Citigroup Global Markets, Inc., 5.087%, 11/1/2007                                                1,051,000,000
      720,000,000     Merrill Lynch, Pierce, Fenner and Smith, 5.100% - 5.150%, 11/1/2007 - 1/18/2008                    720,000,000
                         TOTAL                                                                                         1,771,000,000
                         TOTAL COLLATERALIZED LOAN AGREEMENTS                                                          4,878,000,000
                      COMMERCIAL PAPER -21.5%3
                      BANKING-2.7%
       70,000,000     Bank of America Corp., 4.955%, 3/12/2008                                                            68,728,217
       30,000,000     Citigroup Funding, Inc., 5.300%, 2/13/2008                                                          29,540,667
       35,000,000     DePfa Bank PLC, 5.272%, 2/14/2008                                                                   34,461,766
       80,000,000 1,2 Fountain Square Commercial Funding Corp., 5.165% - 5.210%, 11/6/2007 - 1/17/2008                    79,632,399
       85,000,000 1,2 Kitty Hawk Funding Corp., 5.750%, 11/1/2007                                                         85,000,000
       57,750,000 1,2 Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.165%, 1/11/2008                            57,161,728
       33,180,000     Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC),           33,180,000
                      4.850%, 11/1/2007
      324,000,000 1,2 Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.060% - 5.600%, 12/14/2007 - 12/3/2008               319,278,167
                         TOTAL                                                                                           706,982,944
                      BROKERAGE-0.2%
       40,000,000     Morgan Stanley, 5.310% - 5.355%, 2/11/2008 - 2/19/2008                                              39,378,437
                      FINANCE - AUTOMOTIVE-4.7%
      412,747,000     DRAC LLC, (A1+/P1 Series), 4.900% - 5.750%, 11/1/2007 - 2/7/2008                                   408,868,044
       37,666,000     DRAC LLC, (A1/P1 Series), 4.900% - 5.750%, 11/1/2007 - 2/1/2008                                     37,507,393
      540,905,000     FCAR Auto Loan Trust, (A1+/P1 Series), 4.720% - 5.600%, 11/8/2007 - 4/21/2008                      532,254,306
      237,855,000     FCAR Auto Loan Trust, (A1/P1 Series), 5.050% - 5.290%, 11/16/2007 - 3/24/2008                      235,383,658
                         TOTAL                                                                                         1,214,013,401
                      FINANCE - COMMERCIAL-2.6%
       48,500,000     CIT Group, Inc., 5.130%, 11/27/2007                                                                 48,320,307
      108,224,000 1,2 Edison Asset Securitization LLC, 4.790% - 4.900%, 3/10/2008 - 4/21/2008                            105,893,748
      225,000,000 1,2 Fairway Finance Co. LLC, 5.180% - 5.600%, 11/2/2007 - 11/14/2007                                   224,642,708
       80,000,000     General Electric Capital Corp., 5.020%, 2/7/2008                                                    78,906,756
      220,000,000 1,2 Versailles CDS LLC, 5.200% - 5.550%, 11/5/2007 - 3/21/2008                                         217,908,681
                         TOTAL                                                                                           675,672,200
                      FINANCE - RETAIL-4.7%
      200,000,000 1,2 Alpine Securitization Corp., 4.940% - 4.960%, 1/10/2008 - 1/23/2008                                197,987,389
       50,000,000 1,2 Barton Capital LLC, 5.475%, 11/1/2007                                                               50,000,000
      100,000,000 1,2 Chariot Funding LLC, 5.140% - 5.180%, 12/31/2007 - 1/11/2008                                        99,019,625
       78,160,000 1,2 Compass Securitization LLC, 5.450%, 11/13/2007                                                      78,018,009
      175,000,000 1,2 Paradigm Funding LLC, 5.400% - 5.600%, 11/8/2007 - 11/16/2007                                      174,744,444
      481,000,000 1,2 Sheffield Receivables Corp., 5.000% - 5.200%, 11/1/2007 - 1/23/2008                                479,005,994
      100,000,000 1,2 Tulip Funding Corp., 5.200%, 11/6/2007                                                              99,927,778
       25,000,000 1,2 Yorktown Capital LLC, 5.650%, 12/14/2007                                                            24,831,285
                         TOTAL                                                                                         1,203,534,524
                      FINANCE - SECURITIES-6.6%
    1,114,000,000 1,2 Grampian Funding LLC, 4.990% - 5.600%, 11/8/2007 - 4/1/2008                                      1,102,104,164
      271,983,000 1,2 Perry Global Funding LLC (Series A), 5.250% - 5.300%, 11/1/2007 - 1/2/2008                         270,417,483
       12,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.305%, 2/4/2008                                 11,832,008
      300,000,000 1,2 Three Rivers Funding Corp., 5.150%, 11/1/2007                                                      300,000,000
                         TOTAL                                                                                         1,684,353,655
                         TOTAL COMMERCIAL PAPER                                                                        5,523,935,161
                      CORPORATE BONDS-1.5%
                      FINANCE - RETAIL-1.3%
       24,950,000     SLM Corp., 5.163%, 1/25/2008                                                                        24,955,066
      325,000,000 1,2 SLM Corp., 5.091% - 5.110%, 11/13/2007-11/14/2007                                                  325,000,000
                         TOTAL                                                                                           349,955,066
                      RETAIL-0.2%
       50,000,000     Wal-Mart Stores, Inc., 5.933%, 6/1/2008                                                             50,167,927
                         TOTAL CORPORATE BONDS                                                                           400,122,993
                      CORPORATE NOTES-2.7%
                      BANKING-1.0%
       75,000,000     Barclays Bank PLC, 5.350%, 5/30/2008                                                                75,000,000
       25,000,000     Credit Suisse, Zurich, 5.420%, 2/15/2008                                                            25,000,000
       47,000,000     Toronto Dominion Bank, 5.420%, 12/12/2007                                                           47,000,000
      115,000,000     UBS AG, 5.400%, 11/28/2007                                                                         115,000,000
                         TOTAL                                                                                           262,000,000
                      BROKERAGE-0.4%
       90,000,000     Goldman Sachs Group, Inc., 5.141% - 5.724%, 11/6/2007-11/17/2007                                    90,000,000
                      FINANCE - SECURITIES-1.3%
      124,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.400%, 5/21/2008 - 6/16/2008                            123,997,181
      214,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 4/21/2008 - 8/5/2008           214,000,000
                         TOTAL                                                                                           337,997,181
                         TOTAL CORPORATE NOTES                                                                           689,997,181
                      NOTES - VARIABLE -35.3%4
                      BANKING-17.7%
        4,665,000     4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 4.900%, 11/1/2007                                    4,665,000
        4,170,000     AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                    4,170,000
          685,000     Alabama State IDA, (Series 1994), Miltope Project, (Regions Bank, Alabama LOC), 4.930%,                685,000
                      11/1/2007
        3,495,000     Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A.                3,495,000
                      LOC), 4.880%, 11/1/2007
        6,700,000     American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC),            6,700,000
                      4.920%, 11/1/2007
       12,000,000     Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS by AMBAC           12,000,000
                      Financial Group, Inc.), 5.200%, 11/7/2007
        3,645,000     Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 4.900%, 11/1/2007                                   3,645,000
        7,175,000     B.R. Williams Trucking, Inc., (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                         7,175,000
      150,000,000     BNP Paribas SA, 4.761%, 11/28/2007                                                                 149,837,242
      230,000,000 1,2 BNP Paribas SA, 4.856% - 5.500%, 11/19/2007 - 11/26/2007                                           230,000,000
        5,410,000     Baldwin County Sewer Service LLC, (Series 2002), (Regions Bank, Alabama LOC), 4.900%,                5,410,000
                      11/1/2007
      160,000,000     Bank of America N.A., 4.988%, 11/1/2007                                                            160,000,000
      238,000,000 1,2 Bank of Ireland, 5.011% - 5.356%, 11/15/2007-11/19/2007                                            238,000,000
      155,000,000     Bank of Montreal, 5.050% - 5.470%, 11/21/2007 - 1/31/2008                                          155,000,000
       73,000,000 1,2 Bank of New York Mellon Corp., 4.879%, 11/27/2007                                                   73,000,000
      399,000,000 1,2 Bank of Scotland, Edinburgh, 5.112% - 5.580%, 11/9/2007 - 11/20/2007                               399,000,466
      529,700,000     Bank of Scotland, Edinburgh, 5.198% - 5.300%, 11/1/2007 - 2/14/2008                                529,700,739
       15,505,000     Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 4.910%, 11/1/2007                       15,505,000
        5,895,000     Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 4.800%, 11/7/2007                   5,895,000
        2,300,000     Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 4.816%, 11/7/2007                   2,300,000
        4,750,000     Bond Holdings LP, (Wachovia Bank N.A. LOC), 4.870%, 11/2/2007                                        4,750,000
        1,095,000     Brookshire Grocery Co., (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                               1,095,000
        5,770,000     Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 4.860%, 11/1/2007                           5,770,000
       25,000,000     Buchanan County, MO Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells              25,000,000
                      Fargo Bank, N.A. LOC), 4.860%, 11/1/2007
        5,600,000     Capital Markets Access Co. LLC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC),            5,600,000
                      4.750%, 11/7/2007
        6,833,000     Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 4.960%, 11/1/2007                        6,833,000
        2,246,000     Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 4.960%,                 2,246,000
                      11/1/2007
        1,798,000     Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 4.960%,                 1,798,000
                      11/1/2007
        1,002,000     Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 4.960%,                 1,002,000
                      11/1/2007
        1,038,000     Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 4.960%,                 1,038,000
                      11/1/2007
        1,841,000     Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 4.960%,                 1,841,000
                      11/1/2007
        1,251,000     Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 4.960%,                 1,251,000
                      11/1/2007
        2,431,000     Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 4.960%,                 2,431,000
                      11/1/2007
        3,650,000     Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 4.960%,                 3,650,000
                      11/1/2007
        2,350,000     Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 4.906%,             2,350,000
                      11/1/2007
       10,035,000     Church at Brook Hills, (Wachovia Bank N.A. LOC), 4.970%, 11/2/2007                                  10,035,000
        6,095,000     Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 4.880%, 11/1/2007                      6,095,000
        3,230,000     Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 5.200%,             3,230,000
                      11/1/2007
          745,000     Colorado Health Facilities Authority, Development Disabilities Resource Center (Series                 745,000
                      1998-C1), (JPMorgan Chase Bank, N.A. LOC), 4.960%, 11/1/2007
        1,145,000     Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC),                1,145,000
                      4.900%, 11/7/2007
        5,000,000 1,2 Commonwealth Bank of Australia, Sydney, 4.913%, 11/26/2007                                           4,999,449
       10,390,000     Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 4.910%, 11/1/2007               10,390,000
       64,600,000     Cook County, IL, (Series 2002 A), 4.726%, 11/7/2007                                                 64,600,000
        4,415,000     Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 4.900%,                   4,415,000
                      11/1/2007
      110,000,000 1,2 Credit Agricole S.A., 5.180%, 12/24/2007                                                           110,000,000
       50,000,000     Credit Suisse, Zurich, 5.475%, 11/26/2007                                                           50,000,000
       11,700,000     Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 4.930%,              11,700,000
                      11/1/2007
        2,260,000     Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 4.780%, 11/7/2007                  2,260,000
        7,205,000     Eastridge Christian Assembly, (Series 2004), (U.S. Bank, N.A. LOC), 4.870%, 11/1/2007                7,205,000
        6,110,000     Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.940%,                   6,110,000
                      11/1/2007
        3,200,000     Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 4.880%, 11/1/2007              3,200,000
       12,560,000     Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC),                12,560,000
                      4.900%, 11/1/2007
       35,900,000     Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A.          35,900,000
                      LOC), 4.950%, 11/1/2007
       13,425,000     Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A.           13,425,000
                      LOC), 4.900%, 11/1/2007
        5,390,000     H & P Holdings LLC, (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                                   5,390,000
        8,855,000     H.C. Equities LP, (Wachovia Bank N.A. LOC), 4.860%, 11/1/2007                                        8,855,000
        5,250,000     HFS Holdings LLC, (Regions Bank, Alabama LOC), 4.890%, 11/1/2007                                     5,250,000
        7,210,000     Healthcare Network Properties LLC, (Series A), (National City Bank LOC), 4.890%, 11/1/2007           7,210,000
        8,790,000     Ivan Smith Properties LLC, (Series 2005), (Regions Bank, Alabama LOC), 4.900%, 11/1/2007             8,790,000
       85,000,000     JPMorgan Chase & Co., 5.114%, 11/2/2007                                                             85,000,000
        3,575,000     J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 4.920%,               3,575,000
                      11/7/2007
        6,000,000     Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee            6,000,000
                      LOC), 4.700%, 11/7/2007
       14,780,000     Kansas City, MO Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp.          14,780,000
                      INS), 4.886%, 11/1/2007
        2,665,000     Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 4.830%, 11/7/2007           2,665,000
        1,690,000     L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 4.830%, 11/7/2007                          1,690,000
        4,655,000     Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank,               4,655,000
                      Cincinnati LOC), 4.900%, 11/2/2007
       24,300,000     Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 4.880%, 11/1/2007                          24,300,000
        6,440,000     Leeds, AL, (Series 2006-C), (Regions Bank, Alabama LOC), 4.880%, 11/1/2007                           6,440,000
        5,165,000 1,2 Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 4.710%,            5,165,000
                      11/7/2007
       18,750,000     Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions             18,750,000
                      Bank, Alabama LOC), 4.890%, 11/1/2007
          430,000     Madison, WI Community Development Authority, (Series 1997-B) Hamilton Point Apts.,                     430,000
                      (JPMorgan Chase Bank, N.A. LOC), 5.060%, 11/1/2007
      222,000,000     Marshall & Ilsley Bank, Milwaukee, 4.843%, 11/26/2007                                              222,000,000
       11,775,000     Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia          11,775,000
                      Bank N.A. LOC), 4.950%, 11/6/2007
        4,395,000     McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 4.940%, 11/2/2007                 4,395,000
        1,726,000     Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 4.960%, 11/1/2007           1,726,000
        5,350,000     Mississippi Business Finance Corp., (First Tennessee Bank, N.A. LOC), 4.910%, 11/1/2007              5,350,000
        8,425,000     Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 4.930%, 11/1/2007                   8,425,000
        3,000,000     Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Regions Bank,            3,000,000
                      Alabama LOC), 4.860%, 11/1/2007
       10,000,000     Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 4.860%,               10,000,000
                      11/1/2007
       17,000,000     Mississippi Business Finance Corp., (Series 1994) Georgia Gulf, (Wachovia Bank N.A. LOC),           17,000,000
                      4.750%, 11/7/2007
       10,790,000     Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan            10,790,000
                      Chase Bank, N.A. LOC), 4.800%, 11/7/2007
       35,000,000     Mitchell County, GA Development Authority, First United Ethanol, LLC (Series 2006),                 35,000,000
                      (Wachovia Bank N.A. LOC), 4.860%, 11/1/2007
      110,000,000 1,2 National Australia Bank Ltd., Melbourne, 5.112%, 11/7/2007                                         110,000,000
      158,000,000     National City Bank, 5.158% - 5.530%, 11/1/2007 - 11/13/2007                                        158,000,000
          900,000     Newport, KY Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth             900,000
                      Third Bank, Cincinnati LOC), 4.900%, 11/1/2007
        5,375,000     North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 4.850%,             5,375,000
                      11/1/2007
       11,675,000     North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 4.900%, 11/1/2007                  11,675,000
       80,800,000     Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 4.850%, 11/7/2007                     80,800,000
        9,300,000     Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key             9,300,000
                      Bank, N.A. LOC), 4.900%, 11/1/2007
        4,570,000     Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                           4,570,000
      100,000,000     PNC Bank, N.A., 4.995%, 11/19/2007                                                                  99,981,426
        4,940,000     Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A.           4,940,000
                      LOC), 4.860%, 11/1/2007
       38,800,000     Pearl Mississippi Urban Renewal, Childre Road Project, (First Tennessee Bank, N.A. LOC),            38,800,000
                      4.900%, 11/1/2007
        6,650,000     Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 4.850%, 11/7/2007                          6,650,000
        5,170,000     Pinellas County, FL IDA, Eurobake Project, (Series 2005), (SunTrust Bank LOC), 4.750%,               5,170,000
                      11/7/2007
        4,725,000     Reiser Group Sonic Management Co., Inc., (Series 2002), (Regions Bank, Alabama LOC),                 4,725,000
                      4.900%, 11/1/2007
        9,025,000     Rollins College, (Series 1998), (SunTrust Bank LOC), 4.900%, 11/7/2007                               9,025,000
      169,000,000 1,2 Royal Bank of Canada, Montreal, 5.092% - 5.118%, 11/1/2007 - 11/6/2007                             168,992,016
       32,180,000     Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 4.820%, 11/2/2007              32,180,000
       19,000,000     Salvation Army, (Series 2004-A), (Bank of New York LOC), 4.850%, 11/1/2007                          19,000,000
        3,310,000     Savannah, GA Housing Authority, (SunTrust Bank LOC), 4.950%, 11/7/2007                               3,310,000
       14,390,000     Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 4.750%, 11/7/2007                          14,390,000
       50,000,000 1,2 Societe Generale, Paris, 5.114%, 11/2/2007                                                          50,000,000
       10,930,000     Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 4.900%, 11/1/2007                   10,930,000
       50,145,000     Spitzer Group, (JPMorgan Chase Bank, N.A. LOC), 4.960%, 11/1/2007                                   50,145,000
        2,580,000     Springfield Ltd. Partnership, (UBS AG LOC), 4.960%, 11/1/2007                                        2,580,000
          960,000     St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank,                   960,000
                      Milwaukee LOC), 5.350%, 11/1/2007
        1,560,000     St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank,              1,560,000
                      N.A. LOC), 5.250%, 11/1/2007
      115,000,000 1,2 Svenska Handelsbanken, Stockholm, 5.061%, 11/13/2007                                               115,000,000
        5,635,000     Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 4.850%, 11/1/2007              5,635,000
       50,000,000 1,2 Union Hamilton Special Purpose Funding LLC, (Series 2007-1Tranche #1), (GTD by Wachovia             50,000,000
                      Corp.), 5.238%, 12/21/2007
       25,000,000 1,2 Union Hamilton Special Purpose Funding LLC, (Series 2007-1), (GTD by Wachovia Corp.),               25,000,000
                      5.694%, 12/7/2007
      165,000,000 1,2 Union Hamilton Special Purpose Funding LLC, (Series 2007-2 Tranche #1), (GTD by Wachovia           165,000,000
                      Corp.), 5.498%, 12/28/2007
        9,300,000     Victor H. Hanson/Elizabeth F. Hanson, (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                 9,300,000
        1,100,000     Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 4.750%, 11/7/2007            1,100,000
        1,514,000     Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 4.920%,                    1,514,000
                      11/1/2007
        1,155,000     Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 4.900%,                    1,155,000
                      11/1/2007
       40,000,000     Wachovia Bank N.A., 4.981%, 11/1/2007                                                               40,000,000
      195,250,000     Wells Fargo & Co., 5.184%, 11/2/2007                                                               195,250,007
        9,490,000     Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 4.960%,                 9,490,000
                      11/1/2007
       25,000,000     Westpac Banking Corp. Ltd., Sydney, 5.785%, 12/11/2007                                              25,000,000
        9,610,000     Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.960%,                9,610,000
                      11/1/2007
       33,770,000     World Wildlife Fund, Inc., (Series 2000 B), (INS by AMBAC Financial Group, Inc.), 5.070%,           33,770,000
                      11/1/2007
                         TOTAL                                                                                         4,560,041,345
                      BROKERAGE-6.1%
      100,000,000     Goldman Sachs Group, Inc., 5.028%, 11/1/2007                                                       100,000,000
       50,000,000 1,2 Goldman Sachs Group, Inc., 5.161%, 11/15/2007                                                       50,000,563
      445,000,000     Merrill Lynch & Co., Inc., 5.033% - 5.340%, 11/5/2007 - 11/26/2007                                 445,000,000
      109,500,000 1,2 Merrill Lynch & Co., Inc., 5.175%, 11/19/2007                                                      109,500,000
      866,000,000     Morgan Stanley, 4.909% - 5.206%, 11/1/2007 - 11/27/2007                                            866,000,688
                         TOTAL                                                                                         1,570,501,251
                      ELECTRICAL EQUIPMENT-0.2%
        2,345,000     Alabama State IDA, General Electric Project, (General Electric Co. LOC), 4.950%, 11/1/2007           2,345,000
       56,079,825     Northwest Airlines, Inc., (GTD by General Electric Co.), 4.780%, 11/5/2007                          56,079,825
                         TOTAL                                                                                            58,424,825
                      FINANCE - RETAIL-2.8%
      155,000,000 1,2 Compass Securitization LLC, 5.065% - 5.075%, 11/12/2007                                            154,992,253
      575,000,000 1,2 Paradigm Funding LLC, 4.920% - 5.015%, 11/19/2007 - 11/23/2007                                     574,981,549
                         TOTAL                                                                                           729,973,802
                      FINANCE - SECURITIES-5.6%
      200,500,000 1,2 Asscher Finance Corp., 4.820% - 5.340%, 11/1/2007 - 11/15/2007                                     200,432,509
       41,000,000 1,2 Beta Finance, Inc., 4.620% - 5.505%, 11/9/2007 - 1/31/2008                                          41,002,798
      714,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 4.815% - 5.538%, 11/1/2007 - 1/28/2008                            713,915,821
      474,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.815% - 5.550%, 11/1/2007 - 11/19/2007         473,972,719
                         TOTAL                                                                                         1,429,323,847
                      GOVERNMENT AGENCY-0.2%
        7,945,000     Direct One Funding Corp., (FNMA LOC), 4.880%, 11/1/2007                                              7,945,000
       45,705,000     Direct One Funding Corp., (Series 2000) (Sexton Properties), (FNMA LOC), 4.880%, 11/1/2007          45,705,000
        5,350,000     Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis              5,350,000
                      LOC), 4.900%, 11/1/2007
                         TOTAL                                                                                            59,000,000
                      INSURANCE-2.6%
       17,900,000     Albuquerque, NM, (Series 2000 A), (INS by MBIA Insurance Corp.), 4.710%, 11/7/2007                  17,900,000
       64,000,000     Genworth Life Insurance Co., 5.711%, 12/3/2007                                                      64,000,000
       50,000,000     Hartford Life Insurance Co., 5.526% - 5.791%, 11/1/2007 - 12/3/2007                                 50,000,000
       66,000,000     MetLife Insurance Co. of Connecticut, 5.278% - 5.701%, 11/19/2007 - 12/28/2007                      66,000,000
      105,000,000     Metropolitan Life Insurance Co., 5.456% - 5.460%, 11/1/2007 - 1/2/2008                             105,000,000
      120,000,000     Monumental Life Insurance Co., 5.240% - 5.646%, 11/1/2007 - 1/2/2008                               120,000,000
      120,000,000     New York Life Insurance Co., 5.416% - 5.579%, 11/1/2007-11/26/2007                                 120,000,000
       10,000,000 1,2 Pacific Life Global Funding, 5.223%, 1/9/2008                                                       10,000,000
      125,000,000     Transamerica Occidental Life Insurance Co., 5.370%, 1/2/2008                                       125,000,000
                         TOTAL                                                                                           677,900,000
                         TOTAL NOTES - VARIABLE                                                                        9,085,165,070
                      TIME DEPOSITS-4.7%
                      BANKING-4.7%
      190,000,000     Chase Bank USA, N.A., 4.875%, 11/1/2007                                                            190,000,000
       75,000,000     Deutsche Bank AG, 4.938%, 11/1/2007                                                                 75,000,000
      250,000,000     Marshall & Ilsley Bank, Milwaukee, 4.838%, 11/1/2007                                               250,000,000
      500,000,000     RBS Citizens Bank N.A., 4.250%, 11/1/2007                                                          500,000,000
      200,000,000     Societe Generale, Paris, 4.918%, 11/1/2007                                                         200,000,000
                         TOTAL TIME DEPOSITS                                                                           1,215,000,000
                      MUTUAL FUNDS -1.1%5
                      ASSET MANAGEMENT-1.1%
      215,000,000     AIM Short-Term Investments Co. Liquid Assets Portfolio, 4.72%                                      215,000,000
       50,000,000     Columbia Money Market Reserves, 4.99%                                                               50,000,000
       20,059,291     DWS Money Market Trust, 5.124%                                                                      20,059,291
                         TOTAL MUTUAL FUNDS                                                                              285,059,291
                      REPURCHASE AGREEMENTS-5.1%
      626,979,000     Interest in $5,000,000,000 joint repurchase agreement 4.97%, dated 10/31/2007 under which          626,979,000
                      Citigroup Global Markets, Inc. will repurchase U.S Government Agency securities with various maturities to 8/25/2037 for $5,000,690,278 on 11/1/2007. The market value of the underlying securities at the end of the period was $5,122,026,329.
       48,000,000     Interest in $130,000,000 joint repurchase agreement 4.40%, dated 10/31/2007 under which             48,000,000
                      J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/16/2008 for $130,015,889 on 11/1/2007. The market value of the underlying securities at the end of the period was $132,604,799.
      600,000,000     Repurchase agreement 4.65%, dated 10/31/2007 under which Morgan Stanley and Co., Inc. will         600,000,000
                      repurchase U.S Government Agency securities with various maturities to 10/1/2047 for
                      $600,077,500 on 11/1/2007. The market value of the underlying securities at the end of the period was $612,079,050.
       40,000,000     Interest in $100,000,000 joint repurchase agreement 4.48%, dated 10/31/2007 under which             40,000,000
                      UBS Securities LLC will repurchase U.S Government Agency securities with various maturities to 10/15/2016 for $100,012,444 on 11/1/2007. The market value of the underlying securities at the end of the period was $102,002,505.
                         TOTAL REPURCHASE AGREEMENTS                                                                   1,314,979,000
                         TOTAL INVESTMENTS - 100.1%                                                                   25,763,473,624
                         (AT AMORTIZED COST)6
                         OTHER ASSTS AND LIABILITIES - NET - (0.1)%                                                     (29,664,227)
                         TOTAL NET ASSETS -100%                                                                     $ 25,733,809,397

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $8,914,740,228, which represented 34.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2007, these liquid restricted securities amounted to $8,855,690,772, which represented 34.4% of total net assets.

     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2007, is as follows:

     SECURITY                              ACQUISITION DATE     ACQUISITION COST
     CAL Securitization Trust 2007-1,
       Class A1, 5.424%, 7/15/2008         6/19/2007            $59,049,457

3 Discount rate at the time of purchase for discount issues, or the coupon for interest-bearing issues.

4    Floating rate note with current rate and next reset date shown.

5    7-Day net yield.

6    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Shares of other mutual funds are valued based upon their reported net asset values.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 FHLB    --Federal Home Loan Bank
 FNMA    --Federal National Mortgage Association
 GTD     --Guaranteed
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 INS     --Insured
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts - Liquidity Optional Tender Series
 SWP     --Swap Agreement










PRIME VALUE OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT OR
    SHARES
                    ASSET-BACKED SECURITIES--3.4%
                    FINANCE - AUTOMOTIVE--0.8%
  $  29,524,728   1 CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008                                    $     29,524,728
      6,436,440 1,2 Capital Auto Receivables Asset Trust 2007-SN1, Class A1A, 5.366%, 6/16/2008                            6,436,440
     50,000,000 1,2 Ford Credit Auto Owner Trust 2007-B, Class A1, 5.292%, 10/15/2008                                     50,000,000
     18,292,832     Hyundai Auto Receivables Trust 2007-A, Class A1, 5.291%, 10/15/2008                                   18,292,832
     13,990,698     World Omni Automobile Receivables Trust 2007-B, Class A1, 5.676%, 10/15/2008                          13,990,698
                       TOTAL                                                                                             118,244,698
                    FINANCE - RETAIL--2.1%
    100,000,000 1,2 Arkle Master Issuer PLC 2007-1, Class 1A, 5.025%, 5/17/2008                                          100,000,000
     58,000,000     Holmes Master Issuer PLC 2007-1, Class 1A1, 5.071%, 3/15/2008                                         58,000,000
     37,500,000     Permanent Master Issuer PLC 2007-1, Class A, 5.071%, 1/15/2008                                        37,500,000
    131,339,691 1,2 WST Trust (Series 2007-1G), Class A1, 5.470%, 5/21/2008                                              131,339,691
                       TOTAL                                                                                             326,839,691
                    INSURANCE--0.5%
     68,500,000     Capital One Auto Finance Trust 2007-C, Class A1, (FGIC LOC), 5.282%, 10/15/2008                       68,500,000
                       TOTAL ASSET-BACKED SECURITIES                                                                     513,584,389
                    CERTIFICATES OF DEPOSIT--6.1%
                    BANKING--6.1%
     34,500,000     Bank of Scotland, Edinburgh, 5.310%, 5/22/2008 - 5/23/2008                                            34,500,000
    232,000,000     Barclays Bank PLC, 4.850% - 5.380%, 1/16/2008 - 5/22/2008                                            232,000,000
    238,500,000     Credit Suisse, Zurich, 5.290% - 5.405%, 1/14/2008 - 6/9/2008                                         238,500,000
    263,000,000     DePfa Bank PLC, 4.800% - 5.370%, 1/14/2008 - 4/24/2008                                               263,000,000
    100,000,000     Huntington National Bank, Columbus, OH, 5.100% - 5.190%, 3/17/2008 - 4/7/2008                        100,000,000
     65,000,000     Societe Generale, Paris, 5.420%, 7/10/2008                                                            65,000,000
                       TOTAL CERTIFICATES OF DEPOSIT                                                                     933,000,000
                    COLLATERALIZED LOAN AGREEMENTS--24.7%
                    BANKING--12.4%
    150,000,000     BNP Paribas Securities Corp., 5.158%, 11/1/2007                                                      150,000,000
    475,000,000     Barclays Capital, Inc., 5.178% - 5.260%, 11/1/2007                                                   475,000,000
    250,000,000     Credit Suisse First Boston LLC, 5.209%, 11/1/2007                                                    250,000,000
    100,000,000     Deutsche Bank Securities, Inc., 5.209%, 11/1/2007                                                    100,000,000
    250,000,000     Dresdner Kleinwort Wassertstein, 5.110% - 5.158%, 11/1/2007 - 11/16/2007                             250,000,000
    100,000,000     Fortis Bank SA/NV, 5.209%, 11/1/2007                                                                 100,000,000
    125,000,000     Greenwich Capital Markets, Inc., 5.158% - 5.222%, 11/1/2007 - 1/23/2008                              125,000,000
    100,000,000     HSBC Securities (USA), Inc., 5.158%, 11/1/2007                                                       100,000,000
    300,000,000     UBS Securities LLC, 5.158%, 11/1/2007                                                                300,000,000
     23,000,000     WAMU Capital Corp., 5.209%, 11/1/2007                                                                 23,000,000
                       TOTAL                                                                                           1,873,000,000
                    BROKERAGE--12.3%
     96,000,000     Bear Stearns & Co., Inc., 5.188%, 11/1/2007                                                           96,000,000
    500,000,000     Citigroup Global Markets, Inc., 5.158%, 11/1/2007                                                    500,000,000
    150,000,000     Goldman Sachs & Co., 5.178%, 11/1/2007                                                               150,000,000
    647,000,000     Lehman Brothers, Inc., 5.158% - 5.475%, 11/1/2007 - 1/25/2008                                        647,000,000
    475,000,000     Merrill Lynch, Pierce, Fenner and Smith, 5.209% - 5.222%, 11/1/2007 - 1/18/2008                      475,000,000
                       TOTAL                                                                                           1,868,000,000
                       TOTAL COLLATERALIZED LOAN AGREEMENTS                                                            3,741,000,000
                    COMMERCIAL PAPER--21.2%3
                    AEROSPACE / AUTO--0.8%
     42,250,000 1,2 Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.000% - 5.250%,           42,114,660
                    11/16/2007 - 11/29/2007
     75,000,000 1,2 Volkswagen of America, Inc., (GTD by Volkswagen AG), 5.280% - 5.290%, 12/5/2007 - 12/11/2007          74,581,444
                       TOTAL                                                                                             116,696,104
                    BANKING--3.0%
     50,000,000     Citigroup Funding, Inc., 5.300%, 2/13/2008                                                            49,234,444
    110,000,000     DePfa Bank PLC, 4.990% - 5.272%, 1/22/2008 - 2/14/2008                                               108,509,007
     20,000,000 1,2 Fountain Square Commercial Funding Corp., 5.700%, 11/7/2007                                           19,981,000
    100,000,000 1,2 Kitty Hawk Funding Corp., 5.750%, 11/1/2007                                                          100,000,000
     80,000,000 1,2 Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.150% - 5.950%, 11/20/2007 -                  79,405,097
                    1/10/2008
    100,000,000 1,2 Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.060% - 5.140%, 2/5/2008 - 4/3/2008                     98,232,389
                       TOTAL                                                                                             455,361,937
                    BROKERAGE--0.7%
    100,000,000     Morgan Stanley, 5.310% - 5.355%, 2/11/2008 - 2/19/2008                                                98,429,625
                    CONGLOMERATE--0.1%
     15,000,000     Textron Financial Corp., (Textron Inc. Support Agreement), 5.070%, 11/1/2007                          15,000,000
                    CONSUMER PRODUCTS--1.0%
     38,660,000 1,2 Diageo Capital PLC, (GTD by Diageo PLC), 5.150% - 5.300%, 11/9/2007 - 1/15/2008                       38,424,238
    118,500,000 1,2 Fortune Brands, Inc., 5.250% - 5.300%, 11/9/2007 - 12/13/2007                                        117,930,784
                       TOTAL                                                                                             156,355,022
                    ELECTRICAL EQUIPMENT--0.2%
     35,250,000     Whirlpool Corp., 5.020% - 5.200%, 11/27/2007 - 1/16/2008                                              34,907,147
                    FINANCE - AUTOMOTIVE--2.3%
     50,389,000     DRAC LLC, (A1+/P1 Series), 4.900% - 5.000%, 1/23/2008 - 2/7/2008                                      49,753,089
    223,000,000     FCAR Auto Loan Trust, (A1+/P1 Series), 5.210% - 5.600%, 11/15/2007 - 4/18/2008                       219,473,153
     77,672,000     FCAR Auto Loan Trust, (A1/P1 Series), 5.200% - 5.510%, 11/16/2007 - 2/25/2008                         76,682,671
                       TOTAL                                                                                             345,908,913
                    FINANCE - COMMERCIAL--3.9%
    100,000,000     CIT Group, Inc., 5.180%, 11/26/2007                                                                   99,640,278
     50,000,000 1,2 Edison Asset Securitization LLC, 4.790%, 4/21/2008                                                    48,855,722
    238,366,000 1,2 Fairway Finance Co. LLC, 4.910% - 5.600%, 11/14/2007 - 1/14/2008                                     236,883,623
     50,000,000     General Electric Capital Corp., 5.020%, 2/7/2008                                                      49,316,722
    150,000,000 1,2 Versailles CDS LLC, 5.350% - 5.600%, 11/5/2007 - 11/13/2007                                          149,783,611
                       TOTAL                                                                                             584,479,956
                    FINANCE - RETAIL--4.4%
    109,000,000 1,2 Alpine Securitization Corp., 4.960% - 5.010%, 11/14/2007 - 1/23/2008                                 108,234,844
     66,576,000 1,2 Chariot Funding LLC, 5.140% - 5.180%, 12/31/2007 - 1/11/2008                                          65,937,088
     66,645,000 1,2 Compass Securitization LLC, 5.150% - 5.300%, 11/19/2007 - 11/20/2007                                  66,466,577
     20,000,000 1,2 Paradigm Funding LLC, 5.600%, 11/8/2007                                                               19,978,222
    248,390,000 1,2 Sheffield Receivables Corp., 4.880% - 5.170%, 11/6/2007 - 1/22/2008                                  247,794,769
     55,400,000 1,2 Tulip Funding Corp., 5.200%, 11/6/2007                                                                55,359,989
    100,000,000 1,2 Yorktown Capital LLC, 4.910%, 1/25/2008                                                               98,840,694
                       TOTAL                                                                                             662,612,183
                    FINANCE - SECURITIES--2.8%
    308,000,000 1,2 Grampian Funding LLC, 5.080% - 5.600%, 11/14/2007 - 4/2/2008                                         304,329,222
     25,000,000 1,2 Perry Global Funding LLC (Series A), 5.270%, 1/2/2008                                                 24,772,882
    100,000,000 1,2 Three Rivers Funding Corp., 5.150%, 11/1/2007                                                        100,000,000
                       TOTAL                                                                                             429,102,104
                    FOOD & BEVERAGE--0.9%
    140,000,000 1,2 H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 5.300% - 5.350%, 11/6/2007 - 11/7/2007              139,881,778
                    PUBLISHING AND PRINTING--0.0%
      7,000,000 1,2 Gannett Co., Inc., 5.050%, 11/1/2007                                                                   7,000,000
                    RETAIL--1.1%
     49,250,000     Home Depot, Inc., 4.930% - 4.950%, 11/29/2007 - 11/30/2007                                            49,058,973
    115,000,000 1,2 Safeway Inc., 5.120% - 5.370%, 11/5/2007 - 11/26/2007                                                114,780,066
                       TOTAL                                                                                             163,839,039
                       TOTAL COMMERCIAL PAPER                                                                          3,209,573,808
                    CORPORATE BONDS--1.5%
                    FINANCE - RETAIL--1.0%
    149,000,000 1,2 SLM Corp., 5.091% - 5.110%, 4/14/2008 - 5/12/2008                                                    149,000,000
                    RETAIL--0.5%
     80,000,000     Wal-Mart Stores, Inc., 5.933%, 6/1/2008                                                               80,268,683
                       TOTAL CORPORATE BONDS                                                                             229,268,683
                    CORPORATE NOTES--3.9%
                    BANKING--1.7%
     30,000,000     Barclays Bank PLC, 5.350%, 5/30/2008                                                                  30,000,000
    169,000,000     Credit Suisse, Zurich, 5.420%, 12/4/2007 - 2/15/2008                                                 169,000,000
     59,000,000     Toronto Dominion Bank, 5.420%, 12/12/2007                                                             59,000,000
                       TOTAL                                                                                             258,000,000
                    BROKERAGE--0.3%
     53,000,000     Goldman Sachs Group, Inc., 5.138% - 5.142%, 2/29/2008 - 3/5/2008                                      53,000,000
                    FINANCE - SECURITIES--1.9%
    100,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.350%, 5/21/2008 - 6/2/2008                                         99,997,181
    182,500,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 2/4/2008 - 8/5/2008              182,500,000
                       TOTAL                                                                                             282,497,181
                       TOTAL CORPORATE NOTES                                                                             593,497,181
                    NOTES - VARIABLE--31.6%4
                    BANKING--18.6%
      1,389,000     1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC),                 1,389,000
                    4.980%, 11/1/2007
      1,705,000     AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 4.920%, 11/1/2007                                1,705,000
         75,000     Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC),               75,000
                    4.880%, 11/1/2007
    200,000,000 1,2 Australia & New Zealand Banking Group, Melbourne, 5.639%, 12/5/2007                                  200,000,000
      1,350,000     Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 4.920%,                 1,350,000
                    11/1/2007
     34,500,000     BNP Paribas SA, 4.695%, 11/28/2007                                                                    34,462,566
     42,000,000 1,2 BNP Paribas SA, 5.500%, 11/19/2007                                                                    42,000,000
     75,000,000 1,2 Bank of Ireland, 5.356%, 11/15/2007                                                                   75,000,000
    105,000,000     Bank of Montreal, 5.050% - 5.470%, 11/21/2007 - 1/31/2008                                            105,000,000
    157,000,000 1,2 Bank of Scotland, Edinburgh, 5.112% - 5.580%, 11/9/2007 - 11/20/2007                                 157,000,000
    190,000,000     Bank of Scotland, Edinburgh, 5.198% - 5.280%, 11/1/2007 - 12/24/2007                                 190,000,000
      4,360,000     Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 4.920%, 11/7/2007               4,360,000
      6,730,000     Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY            6,730,000
                    LOC), 4.960%, 11/6/2007
        570,000     Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National               570,000
                    Bank, Columbus, OH LOC), 5.165%, 11/1/2007
      1,340,000     Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC),               1,340,000
                    5.165%, 11/1/2007
      5,460,000     C-Mek Realty LLC, (Series 2007), (Bank of North Georgia LOC), 4.869%, 11/1/2007                        5,460,000
      2,378,000     CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC),             2,378,000
                    4.920%, 11/1/2007
     12,000,000     CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 4.910%, 11/1/2007                12,000,000
      8,260,000     Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.165%, 11/1/2007                8,260,000
      1,270,000     Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 5.215%, 11/1/2007                  1,270,000
      6,375,000     Capital Markets Access Co. LC, (Series 2006K), Properties, LLC., (Compass Bank, Birmingham             6,375,000
                    LOC), 4.980%, 11/1/2007
        658,000     Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 4.960%,                     658,000
                    11/1/2007
     11,890,000     Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.020%,            11,890,000
                    11/1/2007
      4,665,000     Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 4.870%,            4,665,000
                    11/7/2007
      3,335,000     Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.165%,              3,335,000
                    11/1/2007
      3,940,000     Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 4.970%,            3,940,000
                    11/1/2007
     21,880,000     City Parc at Golden Triangle LP, (Series 2006), (Washington Mutual Bank LOC), 4.960%,                 21,880,000
                    11/1/2007
      4,060,000     Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 4.920%, 11/1/2007                      4,060,000
      4,665,000     Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank            4,665,000
                    and Trust Co., GA LOC), 4.860%, 11/1/2007
      3,135,000     Commerce Towers LLC, (Regions Bank, Alabama LOC), 4.910%, 11/1/2007                                    3,135,000
      6,000,000     Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY           6,000,000
                    LOC), 4.960%, 11/6/2007
        880,000     Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 4.956%,                   880,000
                    11/1/2007
      6,390,000     Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH                6,390,000
                    LOC), 4.956%, 11/1/2007
     75,000,000 1,2 Credit Agricole S.A., 5.180%, 12/24/2007                                                              75,000,000
      6,620,000     Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.215%,           6,620,000
                    11/1/2007
    165,000,000 1,2 DePfa Bank PLC, 5.754%, 12/15/2007                                                                   165,000,000
      4,670,000     Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY               4,670,000
                    LOC), 4.960%, 11/6/2007
     23,325,000     Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 4.880%, 11/1/2007                      23,325,000
      2,290,000     Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.956%,             2,290,000
                    11/2/2007
      3,000,000     Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY            3,000,000
                    LOC), 4.956%, 11/2/2007
      3,940,000     Escambia County Enviromental Corp., (Series 2003), (RBC Centura Bank LOC), 4.900%, 11/1/2007           3,940,000
     14,485,000     First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 4.850%, 11/1/2007                  14,485,000
      2,885,000     First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 4.900%,                 2,885,000
                    11/1/2007
      1,976,000     First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 4.900%,           1,976,000
                    11/1/2007
      8,085,000     Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 5.165%,                    8,085,000
                    11/1/2007
      2,890,000     Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC),            2,890,000
                    4.960%, 11/2/2007
      1,417,000     Gateway Foods, Inc., (Regions Bank, Alabama LOC), 4.920%, 11/1/2007                                    1,417,000
      5,505,000     Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 4.890%, 11/1/2007               5,505,000
      1,025,000     Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH                1,025,000
                    LOC), 4.940%, 11/1/2007
      6,245,000     Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 4.920%, 11/1/2007                        6,245,000
      1,785,000     Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                        1,785,000
        920,000     Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 4.950%, 11/1/2007                  920,000
      3,020,000     Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 4.950%, 11/1/2007                3,020,000
     17,700,000     HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 4.850%, 11/1/2007                      17,700,000
      2,130,000     HFS Holdings LLC, (Regions Bank, Alabama LOC), 4.890%, 11/1/2007                                       2,130,000
        710,000     Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus,              710,000
                    OH LOC), 4.940%, 11/1/2007
     11,950,000     Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 4.920%,               11,950,000
                    11/1/2007
      4,180,000     Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY                4,180,000
                    LOC), 4.960%, 11/6/2007
        585,000     Ilsco Corp., (U.S. Bank, N.A. LOC), 4.880%, 11/1/2007                                                    585,000
      3,500,000     Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 4.900%, 11/1/2007               3,500,000
     40,500,000     J.P. Morgan Chase & Co., 5.114%, 11/2/2007                                                            40,500,000
      5,625,000     Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 4.980%, 11/1/2007            5,625,000
      3,145,000     K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.165%,             3,145,000
                    11/1/2007
      6,716,290     Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC),                 6,716,290
                    4.910%, 11/2/2007
      1,355,000     Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.165%,                 1,355,000
                    11/1/2007
    184,000,000   1 MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.268%,                  184,000,000
                    12/28/2007
    135,000,000   1 MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.268%,                  135,000,000
                    12/28/2007
      7,200,000     Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust              7,200,000
                    Co., Buffalo, NY LOC), 4.956%, 11/2/2007
      1,370,000     Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co.,               1,370,000
                    Buffalo, NY LOC), 4.960%, 11/2/2007
     19,835,000     Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers &               19,835,000
                    Traders Trust Co., Buffalo, NY LOC), 4.960%, 11/6/2007
     16,000,000     Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences,                     16,000,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.960%, 11/6/2007
      9,795,000     McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 4.880%, 11/1/2007           9,795,000
     24,800,000     Mesivta Yeshiva Rabbi Chaim Berlin, (Series 2005), (Allied Irish Banks PLC LOC), 4.886%,              24,800,000
                    11/1/2007
     10,150,000     Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 4.860%, 11/1/2007                                 10,150,000
      3,940,000     Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY                3,940,000
                    LOC), 4.960%, 11/6/2007
      9,200,000     Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY              9,200,000
                    LOC), 4.956%, 11/2/2007
      3,000,000     Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust           3,000,000
                    Co., Buffalo, NY LOC), 4.956%, 11/1/2007
     85,000,000 1,2 National Australia Bank Ltd., Melbourne, 5.112%, 11/7/2007                                            85,000,000
    115,000,000     National City Bank, 5.158% - 5.530%, 11/1/2007 - 11/13/2007                                          115,000,000
      4,700,000     Neron Real Estate LLC, (Regions Bank, Alabama LOC), 4.910%, 11/1/2007                                  4,700,000
      2,854,000     Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH            2,854,000
                    LOC), 4.940%, 11/1/2007
        900,000     Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH              900,000
                    LOC), 4.940%, 11/1/2007
      2,347,500     Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 4.930%, 11/1/2007                              2,347,500
     55,000,000     PNC Bank, N.A., 4.995%, 11/19/2007                                                                    54,989,784
      1,300,000     Palmetto Net, Inc., (National Bank of South Carolina LOC), 5.061%, 11/1/2007                           1,300,000
      1,015,000     R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 5.165%, 11/1/2007               1,015,000
      8,750,000     River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 4.970%, 11/1/2007                            8,750,000
      2,980,000     Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 5.010%, 11/1/2007             2,980,000
      1,770,000     Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.165%, 11/1/2007             1,770,000
    145,000,000 1,2 Royal Bank of Canada, Montreal, 5.118%, 11/1/2007                                                    145,000,000
     55,000,000     Royal Bank of Canada, Montreal, 5.170%, 11/13/2007                                                    55,000,000
     17,245,000     Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 5.165%, 11/1/2007                  17,245,000
     11,000,000     Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.165%, 11/1/2007                              11,000,000
      7,155,000     Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY           7,155,000
                    LOC), 4.960%, 11/6/2007
     30,000,000 1,2 Societe Generale, Paris, 5.114%, 11/2/2007                                                            30,000,000
      3,335,000     Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 5.165%,           3,335,000
                    11/1/2007
      6,455,000     Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 4.956%,                6,455,000
                    11/1/2007
      3,135,000     Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 4.920%, 11/1/2007                              3,135,000
     50,000,000 1,2 Svenska Handelsbanken, Stockholm, 5.061%, 11/13/2007                                                  50,000,000
      4,675,000     Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.960%,                    4,675,000
                    11/2/2007
      9,705,000     Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC),                 9,705,000
                    4.910%, 11/2/2007
      2,695,000     TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 4.940%, 11/1/2007                2,695,000
      8,440,000     Test Associates, (Series 2002), (Fulton Bank LOC), 4.970%, 11/1/2007                                   8,440,000
     10,000,000 1,2 Union Hamilton Special Purpose Funding LLC, (Series 2007-1 Tranche #1), (GTD by Wachovia              10,000,000
                    Corp.), 5.238%, 12/21/2007
      1,730,000     Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 4.900%, 11/1/2007                            1,730,000
     10,155,000     WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 4.970%, 11/1/2007                                10,155,000
     87,000,000     Wells Fargo & Co., 5.184%, 11/2/2007                                                                  87,000,000
      6,400,000     West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY                6,400,000
                    LOC), 4.960%, 11/2/2007
    136,500,000 1,2 Westpac Banking Corp. Ltd., Sydney, 5.050%, 11/16/2007                                               136,500,000
    100,000,000     Westpac Banking Corp. Ltd., Sydney, 5.785%, 12/11/2007                                               100,000,000
     13,355,000     William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY              13,355,000
                    LOC), 4.960%, 11/6/2007
      6,405,000     Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY            6,405,000
                    LOC), 4.950%, 11/7/2007
     11,695,000     WLB LLC, (Series 1997), (Columbus Bank and Trust Co., GA LOC), 4.940%, 11/1/2007                      11,695,000
      4,220,000     WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 4.900%, 11/1/2007                      4,220,000
      7,900,000     Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ               7,900,000
                    LOC), 4.970%, 11/1/2007
      8,375,000     York County, PA IDA, (Series 2003-B), 4.900%, 11/1/2007                                                8,375,000
                       TOTAL                                                                                           2,823,873,140
                    BROKERAGE--4.4%
     25,000,000     Goldman Sachs Group, Inc., 5.028%, 11/1/2007                                                          25,000,000
     28,000,000 1,2 Goldman Sachs Group, Inc., 5.161%, 11/15/2007                                                         28,000,315
    208,500,000     Merrill Lynch & Co., Inc., 5.033% - 5.342%, 11/5/2007 - 11/26/2007                                   208,500,000
    310,000,000     Morgan Stanley, 4.909% - 5.246%, 11/1/2007 - 11/27/2007                                              310,000,000
     90,000,000   1  PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.718%, 12/6/2007              90,000,000
                       TOTAL                                                                                             661,500,315
                    FINANCE - RETAIL--2.3%
     43,000,000     AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.647%, 11/15/2007                          43,000,000
     95,000,000 1,2 Compass Securitization LLC, 5.065% - 5.075%, 11/12/2007                                               94,995,249
    217,000,000 1,2 Paradigm Funding LLC, 4.920% - 5.015%, 11/19/2007 - 11/23/2007                                       216,991,716
                       TOTAL                                                                                             354,986,965
                    FINANCE - SECURITIES--4.5%
    150,000,000 1,2 Asscher Finance Corp., 5.339% - 5.538%, 11/15/2007                                                   149,949,043
    311,500,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 4.815% - 5.538%, 11/1/2007 - 1/22/2008                              311,449,152
    225,700,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.815% - 5.540%,, 11/1/2007 - 11/19/2007          225,685,059
                       TOTAL                                                                                             687,083,254
                    GOVERNMENT AGENCY--0.0%
      4,255,000     Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 4.870%, 11/1/2007                4,255,000
                    INSURANCE--1.8%
     45,000,000     Genworth Life Insurance Co., 5.450%, 11/9/2007                                                        45,000,000
     15,000,000     Hartford Life Insurance Co., 5.526%, 11/1/2007                                                        15,000,000
     65,000,000     MetLife Insurance Co. of Connecticut, 5.278% - 5.701%, 12/2/2007 - 12/28/2007                         65,000,000
     25,000,000     Metropolitan Life Insurance Co., 5.341%, 1/2/2008                                                     25,000,000
     70,000,000     New York Life Insurance Co., 5.416% - 5.579%, 11/1/2007                                               70,000,000
     45,000,000 1,2 Pacific Life Global Funding, 5.196% - 5.223%, 11/5/2007 - 11/9/2007                                   45,000,134
                       TOTAL                                                                                             265,000,134
                       TOTAL NOTES - VARIABLE                                                                          4,796,698,808
                    MUTUAL FUND--1.0%
    150,000,000   5 AIM Short-Term Investments Co. Liquid Assets Portfolio, 5.021%                                       150,000,000
                    TIME DEPOSITS-1.0%
                    BANKING-1.0%
     55,000,000     Toronto Dominion Bank, 4.938%, 11/1/2007                                                              55,000,000
     95,000,000     WestLB AG, 4.938%, 11/1/2007                                                                          95,000,000
                       TOTAL TIME DEPOSITS                                                                               150,000,000
                    REPURCHASE AGREEMENTS-5.2%
    759,016,000     Interest in $5,000,000,000 joint repurchase agreement 4.97%, dated 10/31/2007 under which            759,016,000
                    Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $5,000,690,278 on 11/1/2007. The market value of the underlying securities at the end of the period was $5,122,026,329.
     10,000,000     Interest in $130,000,000 joint repurchase agreement 4.40%, dated 10/31/2007 under which J.P.          10,000,000
                    Morgan Securities Inc. will repurchase U.S. Government Agency securities with various maturities to 1/16/2008 for $130,015,889 on 11/1/2007. The market value of the underlying securities at the end of the period was $132,604,799.
     20,000,000     Interest in $100,000,000 joint repurchase agreement 4.48%, dated 10/31/2007 under which UBS           20,000,000
                    Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                    10/15/2016 for $100,012,444 on 11/1/2007. The market value of the underlying securities at the end of the period was $102,002,505.
                       TOTAL REPURCHASE AGREEMENTS                                                                       789,016,000
                       TOTAL INVESTMENTS --- 99.6%                                                                    15,105,638,869
                       (AT AMORTIZED COST)6
                       OTHER ASSETS AND LIABILITIES --- NET --- 0.4%                                                      54,152,874
                       TOTAL NET ASSETS --- 100%                                                                    $ 15,159,791,743

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $5,759,937,407, which represented 38.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2007, these liquid restricted securities amounted to $5,321,412,679, which represented 35.1% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4    Floating rate notes with current rate and next reset date shown.

5    7- Day net yield.

6    Also represents cost for federal tax purposes.

    Note: The categories of investments are shown as a percentage of total net assets October 31, 2007.

    INVESTMENT VALUATION
    The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Shares of other mutual funds are valued based upon their reported net asset values.


Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2007, is as follows:

SECURITY                                              ACQUISITION   ACQUISITION
                                                      DATE          COST
CAL Securitization Trust 2007-1, Class A1,
  5.425%, 7/15/2008                                   6/19/2007      $29,524,728
MONET Trust, (Series 2000-1 Class A-2A),
  (Dresdner Bank AG, Frankfurt SWP), 5.268%,
  12/28/2007                                          6/1/2005-     $184,000,000
                                                      3/28/2006
MONET Trust, (Series 2000-1 Class A-2B),
  (Dresdner Bank AG, Frankfurt SWP), 5.268%,
  12/28/2007                                          6/1/2005-     $135,000,000
                                                      3/28/2006
PYXIS Master Trust, Class 2007-6,
  (GTD by Merrill Lynch & Co., Inc.), 5.718%,
  12/6/2007                                            3/6/2007      $90,000,000


    The following acronyms are used throughout this portfolio:

 FGIC --Financial Guaranty Insurance Company
 FHLB --Federal Home Loan Bank
 GTD  --Guaranteed
 IDA  --Industrial Development Authority
 IDFA --Industrial Development Finance Authority
 LOC  --Letter of Credit
 SWP  --Swap Agreement







TAX-FREE OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    SHORT-TERM MUNICIPALS--103.8%1,2
                    ALABAMA--7.5%
  $   9,860,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2005-5), Weekly VRDNs            $      9,860,000
                    (Baldwin County, AL Board of Education)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ),
                    3.500%, 11/1/2007
      4,200,000     Alabama HFA MFH, (2000 Series A:Turtle Lake), Weekly VRDNs (Double Lake Ventures LLC)/(FNMA            4,200,000
                    LOC), 3.510%, 11/1/2007
        500,000 3,4 Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC                500,000
                    INS)/(J.P. Morgan Chase & Co. LIQ), 3.490%, 11/1/2007
        500,000     Birmingham, AL, Airport Authority, (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit                  500,000
                    Local LIQ), 3.440%, 11/1/2007
      7,000,000     Birmingham, AL, Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama               7,000,000
                    Health System)/(SunTrust Bank LOC), 3.260%, 11/7/2007
     25,800,000     Birmingham, AL Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama             25,800,000
                    Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 3.460%, 11/2/2007
      7,340,000 3,4 Birmingham, AL, P-Floats (Series EC-1067), VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc.                7,340,000
                    LIQ), 3.540%, 11/1/2007
     13,000,000     Birmingham-St. Martin's, AL, Special Care Facilities Financing Authority, (Series 2007),              13,000,000
                    Weekly VRDNs (St. Martin's In The Pines)/(First Commercial Bank, Birmingham, AL LOC),
                    3.480%, 11/1/2007
     12,985,000     Chelsea Park, AL, Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank,                    12,985,000
                    Birmingham LOC), 3.530%, 11/1/2007
      9,700,000     Columbia, AL, IDB, PCR (1995 Series D), Daily VRDNs (Alabama Power Co.), 3.640%, 11/1/2007             9,700,000
      4,200,000     Columbia, AL, IDB, PCR (Series 1999-C), Daily VRDNs (Alabama Power Co.), 3.610%, 11/1/2007             4,200,000
      4,739,000     Daphne, AL, Special Care Facilities Financing Authority, (Series 1998-A), Weekly VRDNs                 4,739,000
                    (Presbyterian Retirement Corp.)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 3.480%, 11/1/2007
      5,512,000     Geneva County, AL, Health Care Authority, Inc., (Series 2001), Weekly VRDNs (Wachovia Bank             5,512,000
                    N.A. LOC), 3.550%, 11/2/2007
     20,200,000     Health Care Authority for Baptist Health, AL, (Series 2006A-2), Weekly VRDNs (MBIA Insurance          20,200,000
                    Corp. INS)/(Citibank NA, New York LIQ), 3.240%, 11/7/2007
      2,100,000     Huntsville, AL, Public Park & Recreation Board, (Series 2002), Weekly VRDNs (YMCA of                   2,100,000
                    Metropolitan Huntsville)/(Wachovia Bank N.A. LOC), 3.550%, 11/2/2007
     12,700,000     Jefferson County, AL, Sewer System, Warrants (Series 2003 B-3), Weekly VRDNs (XL Capital              12,700,000
                    Assurance Inc. INS)/(Bank of New York LIQ), 3.470%, 11/1/2007
     79,175,000     Jefferson County, AL, Sewer System, Warrants (Series 2003B-7), Weekly VRDNs (XL Capital               79,175,000
                    Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.470%, 11/1/2007
      9,175,000 3,4 Jefferson County, AL, Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs               9,175,000
                    (FGIC INS)/(Morgan Stanley LIQ), 3.500%, 11/1/2007
     22,700,000     Jefferson County, AL, Sewer System, Warrants (Series 2002 A), Weekly VRDNs (FGIC                      22,700,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.470%, 11/1/2007
     55,750,000     Jefferson County, AL, Sewer System, Warrants (Series 2002 C-2), Weekly VRDNs (XL Capital              55,750,000
                    Assurance Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.470%, 11/1/2007
     18,700,000     Jefferson County, AL, Sewer System, Warrants (Series 2002 C-4), Weekly VRDNs (XL Capital              18,700,000
                    Assurance Inc. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.470%, 11/1/2007
     66,464,000     Jefferson County, AL, Sewer System, Warrants (Series 2002C-6), Weekly VRDNs (XL Capital               66,464,000
                    Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.470%, 11/1/2007
    203,150,000     Lower Alabama Gas District, (Series 2007A: Gas Supply Revenue Bonds), Daily VRDNs (Societe           203,150,000
                    Generale, Paris LIQ), 3.480%, 11/1/2007
        360,000     Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (Wachovia Bank N.A.                 360,000
                    LOC), 3.550%, 11/2/2007
      5,355,000     Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs           5,355,000
                    (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.450%, 11/1/2007
      6,500,000     Mobile, AL, IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.), 3.470%, 11/1/2007               6,500,000
      2,500,000 3,4 Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns &           2,500,000
                    Co., Inc. LIQ), 3.500%, 11/1/2007
     13,000,000     Port City Medical Clinic Board of Mobile, AL, (Series 1998B), Weekly VRDNs (Infirmary Health          13,000,000
                    System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs), 3.460%,
                    11/1/2007
     16,270,000     Southeast Alabama Gas District, (Series 2003B), Weekly VRDNs (XL Capital Assurance Inc.               16,270,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.550%, 11/1/2007
    123,700,000     Southeast Alabama Gas District, (Series 2007A), Daily VRDNs (Southeast Alabama Gas                   123,700,000
                    Acquisition LLC)/(Societe Generale, Paris LIQ), 3.580%, 11/1/2007
      4,250,000     Tuscaloosa County, AL, Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA Insurance            4,250,000
                    Corp. INS)/(Wachovia Bank N.A. LIQ), 3.510%, 11/1/2007
     25,000,000     Tuscaloosa County, AL, Port Authority, (Series 2006: Midtown Village), Weekly VRDNs                   25,000,000
                    (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 3.530%, 11/1/2007
     15,000,000 3,4 University of Alabama Board of Trustees, Hospital Revenue (PA-1412), Weekly VRDNs                     15,000,000
                    (University of Alabama at Birmingham)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co.,
                    Inc. LOC), 3.580%, 11/1/2007
     16,000,000 3,4 University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (AMBAC INS)/(U.S.           16,000,000
                    Bank, N.A. LIQ), Optional Tender 7/10/2008
                       TOTAL                                                                                             823,385,000
                    ALASKA--0.4%
      4,625,000 3,4 Alaska International Airports System, (PT-1397), Weekly VRDNs (AMBAC INS)/(Merrill Lynch &             4,625,000
                    Co., Inc. LIQ), 3.520%, 11/1/2007
     25,800,000 3,4 Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (MBIA Insurance              25,800,000
                    Corp. INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
     15,865,000 3,4 Northern Tobacco Securitization Corp, AK, (MT-279), Weekly VRDNs (Merrill Lynch & Co., Inc.           15,865,000
                    LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.530%, 11/1/2007
                       TOTAL                                                                                              46,290,000
                    ARIZONA--2.7%
      2,900,000     Apache County, AZ, IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of              2,900,000
                    New York LOC), 3.290%, 11/7/2007
      1,300,000     Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan               1,300,000
                    Chase Bank, N.A. LOC), 3.640%, 11/1/2007
      6,795,000 3,4 Arizona Health Facilities Authority, (MT-383), Weekly VRDNs (Phoenix Children's                        6,795,000
                    Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.580%, 11/1/2007
     19,995,000 3,4 Arizona Health Facilities Authority, (PT-4169), Weekly VRDNs (Phoenix Children's                      19,995,000
                    Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.580%, 11/1/2007
      2,000,000     Arizona Health Facilities Authority, (Series 2004), Weekly VRDNs (Southwest Behavioral                 2,000,000
                    Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.330%, 11/7/2007
     17,510,000     Arizona Health Facilities Authority, (Series 2005B), Weekly VRDNs (Catholic Healthcare                17,510,000
                    West)/(Bank of America N.A. LOC), 3.250%, 11/7/2007
      7,625,000     Arizona Health Facilities Authority, (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank           7,625,000
                    NA, New York LOC), 3.480%, 11/1/2007
     37,325,000 3,4 Arizona Health Facilities Authority, Floater Certificates (Series 2006-1782), Weekly VRDNs            37,325,000
                    (Banner Health)/(Morgan Stanley LIQ), 3.510%, 11/1/2007
     29,995,000 3,4 Arizona Health Facilities Authority, (MT-411), Weekly VRDNs (Phoenix Children's                       29,995,000
                    Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.530%, 11/1/2007
     12,500,000     Arizona School District, COPs (Series 2007), 4.50% TANs, 7/30/2008                                    12,577,326
      5,500,000 3,4 Chandler, AZ, Floater Certificates (Series 2006-1648), Weekly VRDNs (Morgan Stanley LIQ),              5,500,000
                    3.500%, 11/1/2007
     21,360,000 3,4 Downtown Phoenix Hotel Corp., AZ, (Series 2005 FR/RI-K18), Weekly VRDNs (FGIC INS)/                   21,360,000
                    (Lehman Brothers Holdings, Inc. LIQ), 3.290%, 11/7/2007
     19,000,000     Maricopa County, AZ, (Series 2007), Weekly VRDNs (Sun Health Corp.)/(LaSalle Bank, N.A.               19,000,000
                    LOC), 3.470%, 11/1/2007
     35,000,000 3,4 Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Healthcare                     35,000,000
                    West)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.490%, 11/2/2007
      4,675,000 3,4 Phoenix, AZ, Civic Improvement Corp., MACON (Series 2005L), Weekly VRDNs (FGIC INS)/(Bank of           4,675,000
                    America N.A. LIQ), 3.500%, 11/1/2007
      2,000,000     Phoenix, AZ, IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 3.250%,           2,000,000
                    11/7/2007
      2,985,000     Phoenix, AZ, IDA, (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's              2,985,000
                    Resource Center)/(Bank of America N.A. LOC), 3.430%, 11/1/2007
      5,550,000     Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.290%,           5,550,000
                    11/7/2007
      1,100,000     Pima County, AZ, Unified School District No. 1, (Series C), 4.00% Bonds (FGIC INS), 7/1/2008           1,102,458
     13,000,000 3,4 Pinal County, AZ, Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs              13,000,000
                    (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.520%, 11/1/2007
      9,300,000 3,4 Salt River Project, AZ, Agricultural Improvement & Power District, (PT-4263), Weekly VRDNs             9,300,000
                    (Merrill Lynch & Co., Inc. LIQ), 3.520%, 11/1/2007
     12,000,000 3,4 Salt River Project, AZ, Agricultural Improvement & Power District, PUTTERs (Series 2045)              12,000,000
                    ,Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.490%, 11/1/2007
      8,920,000 3,4 Salt River Project, AZ Agricultural Improvement & Power District, PUTTERs (Series 2046),               8,920,000
                    Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.490%, 11/1/2007
      3,345,000     Sierra Vista, AZ, IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/                 3,345,000
                    (FNMA LOC), 3.480%, 11/1/2007
      3,675,000     Tucson, AZ, IDA, MFH Revenue Bonds (Series 2002A), Weekly VRDNs (Quality Apartment Living              3,675,000
                    LLC)/(FNMA LOC), 3.460%, 11/1/2007
      6,750,000     Yavapai County, AZ, (Series 2007), Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 3.450%,            6,750,000
                    11/1/2007
      3,000,000     Yavapai, AZ, IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA                  3,000,000
                    INS)/(Dexia Credit Local LIQ), 3.450%, 11/1/2007
                       TOTAL                                                                                             295,184,784
                    ARKANSAS--0.1%
     10,920,000     Fayetteville, AR, Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail             10,920,000
                    Village)/(U.S. Bank, N.A. LOC), 3.460%, 11/1/2007
                    CALIFORNIA--3.7%
    366,500,000     California State, 4.00% RANs, 6/30/2008                                                              367,998,985
      8,230,000 3,4 Golden State Tobacco Securitization Corp., CA, (MT-400), Weekly VRDNs (Merrill Lynch & Co.,            8,230,000
                    Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.510%, 11/1/2007
      5,395,000 3,4 JPMorgan Chase & Co I-PUTTERs Trust (Series 1711P), Weekly VRDNs (AMBAC, MBIA Insurance                5,395,000
                    Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 3.570%, 11/1/2007
     24,085,000 3,4 Los Angeles, CA, Unified School District, ROCs (Series 35), Weekly VRDNs (FGIC INS)/                  24,085,000
                    (Citibank NA, New York LIQ), 3.470%, 11/1/2007
                       TOTAL                                                                                             405,708,985
                    COLORADO--1.4%
      9,390,000     Colorado Educational & Cultural Facilities Authority, (Series 2004A), Weekly VRDNs (Fuller             9,390,000
                    Theological Seminary)/(Key Bank, N.A. LOC), 3.550%, 11/1/2007
      2,635,000     Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental                    2,635,000
                    Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 11/1/2007
        350,000     Denver (City & County), CO, 4.25% TOBs (Blake Street Compendium)/(Key Bank, N.A. LOC),                   350,000
                    Optional Tender 12/15/2007
     94,575,000 3,4 Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2007 FR/RI-F9),               94,575,000
                    Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.300%, 11/7/2007
      7,195,000 3,4 Denver, CO, City & County Airport Authority, (PT-1324), Weekly VRDNs (XL Capital Assurance             7,195,000
                    Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.520%, 11/1/2007
     14,660,000 3,4 Denver, CO, City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA               14,660,000
                    Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
      2,655,000 3,4 E-470 Public Highway Authority, CO, GS Trust (Series 2006-79Z), Weekly VRDNs (MBIA Insurance           2,655,000
                    Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.490%, 11/1/2007
      2,800,000     Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A.             2,800,000
                    LOC), 3.490%, 11/1/2007
      7,495,000 3,4 Park Creek Metropolitan District, CO, (PT-1871), Weekly VRDNs (Merrill Lynch & Co., Inc.               7,495,000
                    LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.630%, 11/1/2007
         90,000     University of Colorado Hospital Authority, (Series 2007A), Weekly VRDNs (AMBAC INS)                       90,000
                    /(JPMorgan Chase Bank, N.A. LIQ), 3.250%, 11/7/2007
      5,235,000 3,4 University of Colorado, Austin (Series BOA 172), Weekly VRDNs (AMBAC INS)/(Bank of America             5,235,000
                    N.A. LIQ), 3.500%, 11/1/2007
                       TOTAL                                                                                             147,080,000
                    CONNECTICUT--1.0%
      3,600,000     Connecticut State HEFA, (Series B), Weekly VRDNs (University of Bridgeport)/(Bank of Nova              3,600,000
                    Scotia, Toronto LOC), 3.450%, 11/1/2007
     93,095,000 3,4 Connecticut State HEFA, ROCs (Series 9178), Weekly VRDNs (Yale University)/ (Citigroup, Inc.          93,095,000
                    LIQ), 3.490%, 11/1/2007
     14,900,000     Connecticut State Transportation Infrastructure Authority, Weekly VRDNs (FSA INS)/(Bank of            14,900,000
                    America N.A. LIQ), 3.250%, 11/7/2007
                       TOTAL                                                                                             111,595,000
                    DELAWARE--0.7%
     39,350,000     Delaware EDA, (Series 1985A), Weekly VRDNs (Hospital Billing & Collection Service Ltd.)/              39,350,000
                    (JPMorgan Chase Bank, N.A. LOC), 3.250%, 11/7/2007
     36,900,000     Delaware EDA, (Series 1985C), Weekly VRDNs (Hospital Billing & Collection Service Ltd.)/              36,900,000
                    (JPMorgan Chase Bank, N.A. LOC), 3.310%, 11/7/2007
                       TOTAL                                                                                              76,250,000
                    DISTRICT OF COLUMBIA--0.5%
      5,100,000     District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of                5,100,000
                    Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%,
                    11/2/2007
      4,500,000     District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/                   4,500,000
                    (SunTrust Bank LOC), 3.440%, 11/7/2007
     28,825,000     District of Columbia, (Series 2001C), Weekly VRDNs (FGIC INS)/(Morgan Stanley Bank LIQ),              28,825,000
                    3.270%, 11/7/2007
      1,700,000     District of Columbia, (Series 2006), Weekly VRDNs (Washington Center for Internships &                 1,700,000
                    Academic Seminars)/(Branch Banking & Trust Co. LOC), 3.480%, 11/1/2007
      6,680,000 3,4 District of Columbia, Ball Park Revenue PUTTERs (Series 1325), Weekly VRDNs (FGIC                      6,680,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
      3,575,000     District of Columbia, Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American              3,575,000
                    Medical Colleges)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.570%, 11/1/2007
                       TOTAL                                                                                              50,380,000
                    FLORIDA--6.6%
     10,995,000 3,4 Alachua County, FL, Health Facilities Authority, (MT-415), Weekly VRDNs (Shands                       10,995,000
                    Healthcare)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.530%,
                    11/1/2007
      5,000,000 3,4 Alachua County, FL, Health Facilities Authority, (PT-3956), Weekly VRDNs (Shands                       5,000,000
                    Healthcare)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.530%,
                    11/1/2007
     15,000,000     Brevard County, FL, School District, (Series 2007), 3.60% TANs, 6/30/2008                             15,021,362
      5,400,000     Broward County, FL, HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/                   5,400,000
                    (HSBC Bank USA LOC), 3.260%, 11/7/2007
     10,000,000 3,4 Citizens Property Insurance Corp. FL, (2007 SGB 67), Weekly VRDNs (MBIA Insurance Corp.               10,000,000
                    INS)/(Societe Generale, Paris LIQ), 3.500%, 11/1/2007
     38,000,000 3,4 Citizens Property Insurance Corp. FL, Floater Certificates (Series 2006-1622), Weekly VRDNs           38,000,000
                    (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.500%, 11/1/2007
     39,340,000 3,4 Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA                   39,340,000
                    Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.540%, 11/1/2007
      5,100,000     Dade County, FL, IDA, (Series 1985C), Weekly VRDNs (Dolphins Stadium)/(Societe Generale,               5,100,000
                    Paris LOC), 3.360%, 11/7/2007
     19,245,000     Dade County, FL, IDA, (Series 1993), Daily VRDNs (Florida Power & Light Co.), 3.590%,                 19,245,000
                    11/1/2007
     14,490,000     Dade County, FL, Water & Sewer System, Weekly VRDNs (FGIC INS)/(Lloyds TSB Bank PLC, London           14,490,000
                    LIQ), 3.240%, 11/7/2007
      5,215,000 3,4 Escambia County, FL, Utilities Authority, (PT-2003), Weekly VRDNs (FGIC INS)/(Merrill Lynch            5,215,000
                    & Co., Inc. LIQ), 3.580%, 11/1/2007
      8,200,000     Florida HFA, (1985 Series YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA LOC),              8,200,000
                    3.470%, 11/1/2007
     20,000,000     Florida HFA, (Series 1985-SS), Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co.,               20,000,000
                    Chicago, IL LOC), 3.470%, 11/7/2007
      7,885,000     Florida Higher Educational Facilities Financing Authority, (Series 2002), Weekly VRDNs (St.            7,885,000
                    Leo University, FL)/(Regions Bank, Alabama LOC), 3.480%, 11/1/2007
     28,130,000 3,4 Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs             28,130,000
                    (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.540%, 11/1/2007
     60,880,000 3,4 Florida State Board of Education Lottery, ROCs (Series 8055), Weekly VRDNs (AMBAC                     60,880,000
                    INS)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
      6,915,000 3,4 Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida State)/                    6,915,000
                    (Merrill Lynch & Co., Inc. LIQ), 3.540%, 11/1/2007
     18,280,000 3,4 Florida State Board of Education, P-Floats (Series EC-1150), Weekly VRDNs (Florida                    18,280,000
                    State)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.540%, 11/1/2007
     15,210,000 3,4 Florida State Board of Education, PZ-198, Weekly VRDNs (Florida State)/(Merrill Lynch & Co.,          15,210,000
                    Inc. LIQ), 3.490%, 11/1/2007
     35,000,000 3,4 Florida State Board of Education, ROCs (Series 7063), Weekly VRDNs (Florida State)/                   35,000,000
                    (Citigroup, Inc. LIQ), 3.510%, 11/1/2007
      7,000,000 3,4 Florida State Department of Environmental Protection, Floater Certificates (Series 2001-               7,000,000
                    722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.500%, 11/1/2007
     10,995,000 3,4 Florida State Department of Environmental Protection, PUTTERs (Series 1730), Weekly VRDNs             10,995,000
                    (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
     26,140,000 3,4 Florida State Turnpike Authority, (Series 2007 FR/RI-K45), Weekly VRDNs (FGIC INS)/                   26,140,000
                    (Lehman Brothers Holdings, Inc. LIQ), 3.290%, 11/7/2007
      5,000,000 3,4 Florida State Turnpike Authority, PUTTERs (Ser 218Z), Weekly VRDNs (FGIC INS)/                         5,000,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
     35,295,000 3,4 Florida State, MERLOTS (Series 2005-A22), 3.78% TOBs (Wachovia Bank N.A. LIQ), Optional               35,295,000
                    Tender 11/1/2007
        295,000     Gulf Breeze, FL, (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.450%,               295,000
                    11/1/2007
     14,265,000     Highlands County, FL, Health Facilities Authority, (Series 2006A-1), Weekly VRDNs (Adventist          14,265,000
                    Health System/Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 3.470%, 11/1/2007
     46,890,000     JEA, FL, Water & Sewer System, (Series 2007B), Weekly VRDNs (XL Capital Assurance Inc.                46,890,000
                    INS)/(Fortis Bank SA/NV LIQ), 3.200%, 11/7/2007
      4,335,000     Jacksonville, FL, HFDC, Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC),                  4,335,000
                    3.480%, 11/1/2007
     28,300,000     Jacksonville, FL, PCR, (Series 1995), Daily VRDNs (Florida Power & Light Co.), 3.620%,                28,300,000
                    11/1/2007
      7,205,000     Miami, FL, Health Facilities Authority, (Series 2005), Weekly VRDNs (Miami Jewish Home and             7,205,000
                    Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 3.260%, 11/7/2007
      1,270,000     Miami, FL, HFA, Health Facilities Revenue Refunding Bonds (Series 1998), Weekly VRDNs (Mercy           1,270,000
                    Hospital, FL)/(Bank of America N.A. LOC), 3.260%, 11/7/2007
      2,500,000     Miami-Dade County, FL, IDA, (Series 2005), Weekly VRDNs (Palmer Trinity Private School)/(Key           2,500,000
                    Bank, N.A. LOC), 3.530%, 11/1/2007
      9,655,000 3,4 Miami-Dade County, FL Solid Waste System, (PT-2701), Weekly VRDNs (MBIA Insurance Corp.                9,655,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.520%, 11/1/2007
     13,650,000     Miami-Dade County, FL, Water & Sewer Authority, (Series 2005), Weekly VRDNs (FSA                      13,650,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.450%, 11/1/2007
      9,990,000 3,4 Miami-Dade County, FL, Solar Eclipse (Series 2007-0045), Daily VRDNs (AMBAC INS)/(U.S. Bank,           9,990,000
                    N.A. LIQ), 3.600%, 11/1/2007
      4,000,000     Orange County, FL, IDA, (Series 2000), Weekly VRDNs (Central Florida Kidney Centers,                   4,000,000
                    Inc.)/(SunTrust Bank LOC), 3.440%, 11/7/2007
      5,800,000     Orange County, FL, IDA, (Series 2005), Weekly VRDNs (Christian Prison Ministry, Inc.)/                 5,800,000
                    (Branch Banking & Trust Co. LOC), 3.480%, 11/1/2007
     16,400,000     Orlando & Orange County Expressway Authority, FL, (Series 2003C-3), Weekly VRDNs (FSA                 16,400,000
                    INS)/(Dexia Credit Local LIQ), 3.400%, 11/1/2007
     11,300,000 3,4 Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145), Weekly VRDNs             11,300,000
                    (FSA INS)/(Citibank NA, New York LIQ), 3.510%, 11/1/2007
      5,500,000     Palm Beach County, FL, (Series 2001), Weekly VRDNs (Hospice of Palm Beach County,                      5,500,000
                    Inc.)/(Northern Trust Co., Chicago, IL LOC), 3.490%, 11/1/2007
     16,000,000     Palm Beach County, FL, (Series 2003), Weekly VRDNs (Morse Obligated Group)/(Commerce Bank             16,000,000
                    N.A., Cherry Hill, NJ LOC), 3.520%, 11/1/2007
      6,410,000     Palm Beach County, FL, (Series 2005), Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of              6,410,000
                    New York LOC), 3.480%, 11/1/2007
      3,920,000     Pasco County, FL, Educational Facilities Authority, (Series 1999), Weekly VRDNs (St. Leo               3,920,000
                    University, FL)/(Regions Bank, Alabama LOC), 3.530%, 11/2/2007
      4,000,000     Pinellas County, FL, Educational Facilities Authority, (Series 2007), Weekly VRDNs                     4,000,000
                    (Shorecrest Preparatory School)/(Columbus Bank and Trust Co., GA LOC), 3.480%, 11/1/2007
      4,500,000     Pinellas County, FL, Educational Facilities Authority, Revenue and Revenue Refunding Bonds             4,500,000
                    (Series 2007), Weekly VRDNs (Admiral Farragut Academy)/(Columbus Bank and Trust Co., GA
                    LOC), 3.480%, 11/1/2007
      8,575,000     St. Lucie County, FL, PCRB, (Series 2000), Daily VRDNs (Florida Power & Light Co.), 3.600%,            8,575,000
                    11/1/2007
      3,800,000     St. Petersburg, FL, HFA, Weekly VRDNs (Florida Blood Services, Inc.)/(Wachovia Bank N.A.               3,800,000
                    LOC), 3.550%, 11/2/2007
     13,290,000 3,4 Tallahassee, FL, Energy System, Solar Eclipse (Series 2007-078), 3.75% TOBs (MBIA Insurance           13,290,000
                    Corp. INS)/(U.S. Bank, N.A. LIQ), Optional Tender 2/21/2008
      2,495,000 3,4 Tampa Bay, FL, Water Utility System, (PA-576), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,           2,495,000
                    Inc. LIQ), 3.520%, 11/1/2007
     10,300,000 3,4 Tampa, FL, Occupational License Tax, PUTTERs (Series 2110), Weekly VRDNs (FGIC                        10,300,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
      6,500,000     Volusia County, FL, Education Facility Authority, (Series 2001), Weekly VRDNs (Bethune-                6,500,000
                    Cookman College, Inc.)/(SunTrust Bank LOC), 3.260%, 11/7/2007
      7,085,000 3,4 West Palm Beach, FL, SPEARs (DB-335), Weekly VRDNs (MBIA Insurance Corp. INS)/                         7,085,000
                    (Deutsche Bank AG LIQ), 3.520%, 11/1/2007
                       TOTAL                                                                                             720,966,362
                    GEORGIA--2.6%
     24,175,000     Atlanta, GA, Development Authority, (Series 2007A), Weekly VRDNs (Panther Place LLC)/                 24,175,000
                    (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
     36,000,000     Atlanta, GA, Water & Wastewater, (Series 2006), 3.66% CP (Bank of America N.A., Dexia Credit          36,000,000
                    Local, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LOCs), Mandatory Tender
                    11/2/2007
      4,760,000     Augusta, GA, HFA, (Series 19998), Weekly VRDNs (Sterling Ridge Apartments)/(Regions Bank,              4,760,000
                    Alabama LOC), 3.440%, 11/1/2007
      8,450,000     Burke County, GA, Development Authority, PCRBs (Series 1994A: Vogtle), Weekly VRDNs                    8,450,000
                    (Oglethorpe Power Corp.)/(FGIC INS)/(Dexia Credit Local LIQ), 3.260%, 11/7/2007
      5,000,000     Clayton County, GA, Development Authority, (Series 2007), Weekly VRDNs (DACC Public Purpose            5,000,000
                    Corporation II)/(Dexia Credit Local LOC), 3.470%, 11/1/2007
      5,325,000     Columbus, GA,Development Authority, (Series 2005A), Weekly VRDNs (Foundation Properties,               5,325,000
                    Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.470%, 11/1/2007
      2,000,000     Dalton, GA, Development Authority, (Series 2003B), Weekly VRDNs (Hamilton Medical Center,              2,000,000
                    Inc.)/(Bank of America N.A. LOC), 3.430%, 11/1/2007
      2,000,000     DeKalb County, GA, Development Authority, (Series 2007), Weekly VRDNs (The Paideia School,             2,000,000
                    Inc.)/(SunTrust Bank LOC), 3.260%, 11/7/2007
      6,996,500 3,4 DeKalb County, GA, Water & Sewer, Floater Certificates (Series 2006-1906), Weekly VRDNs (FSA           6,996,500
                    INS)/(Morgan Stanley LIQ), 3.500%, 11/1/2007
      5,997,000 3,4 DeKalb County, GA, Water & Sewer, Floater Certificates (Series 2006-1907), Weekly VRDNs (FSA           5,997,000
                    INS)/(Morgan Stanley LIQ), 3.500%, 11/1/2007
     10,620,000 3,4 DeKalb County, GA, Water & Sewer, Solar Eclipse (Series 2006-0074), Weekly VRDNs (FSA                 10,620,000
                    INS)/(U.S. Bank, N.A. LIQ), 3.490%, 11/1/2007
      2,800,000     Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Alpharetta Christian            2,800,000
                    Academy, Inc.)/(Wachovia Bank N.A. LOC), 3.500%, 11/1/2007
      9,000,000     Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Trinity School,                 9,000,000
                    Inc.)/(SunTrust Bank LOC), 3.440%, 11/7/2007
      4,500,000     Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (King's Ridge                    4,500,000
                    Christian School)/(Branch Banking & Trust Co. LOC), 3.480%, 11/1/2007
      9,055,000     Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (Mt. Pisgah Christian            9,055,000
                    School, Inc.)/(Bank of North Georgia LOC), 3.480%, 11/1/2007
      4,200,000     Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (The Weber School,               4,200,000
                    Inc.)/(Branch Banking & Trust Co. LOC), 3.480%, 11/1/2007
     13,385,000     Gainesville & Hall County, GA, Hospital Authority, (Series 2007B), Weekly VRDNs (Northeast            13,385,000
                    Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ),
                    3.250%, 11/7/2007
      7,555,000     Gainesville & Hall County, GA, Hospital Authority, (Series 2007D), Weekly VRDNs (Northeast             7,555,000
                    Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ),
                    3.250%, 11/7/2007
      6,900,000     Gainesville, GA, Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University,              6,900,000
                    Inc.)/(SunTrust Bank LOC), 3.440%, 11/7/2007
     19,040,000     Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (GTD by Bank of America               19,040,000
                    N.A., Bayerische Landesbank, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.280%,
                    11/7/2007
      4,000,000     Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (GTD by Bank of America                4,000,000
                    N.A., Bayerische Landesbank, JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen and
                    Wachovia Bank N.A. LOCs), 3.280%, 11/7/2007
     34,880,000 3,4 Georgia State, P-Floats (Series EC-1018), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),               34,880,000
                    3.540%, 11/1/2007
      9,185,000 3,4 Georgia State, P-Floats (Series EC-1019), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),                9,185,000
                    3.540%, 11/1/2007
     12,265,000 3,4 Georgia State, P-Floats (Series EC-1135), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),               12,265,000
                    3.540%, 11/1/2007
     17,230,000 3,4 Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.490%,              17,230,000
                    11/1/2007
      1,800,000     Heard County, GA, Development Authority, (First Series 1996), Daily VRDNs (Georgia Power               1,800,000
                    Co.), 3.630%, 11/1/2007
     12,400,000     Municipal Electric Authority of Georgia, (Series 1994D), Weekly VRDNs (FSA INS)/(Dexia                12,400,000
                    Credit Local LIQ), 3.200%, 11/7/2007
      2,950,000 3,4 Rockdale County, GA, Water & Sewer, PUTTERs (Series 1342), Weekly VRDNs (FSA INS)/(JPMorgan            2,950,000
                    Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
      5,200,000     Savannah, GA, EDA, (Series 2007), Weekly VRDNs (Savannah Country Day School)/                          5,200,000
                    (Branch Banking & Trust Co. LOC), 3.480%, 11/1/2007
                       TOTAL                                                                                             287,668,500
                    HAWAII--1.0%
      7,995,000 3,4 Hawaii State Department of Budget & Finance, GS Trust (Series 2006-4G), Weekly VRDNs (Hawaii           7,995,000
                    Pacific Health)/(GTD by Goldman Sachs Group, Inc.)/(Goldman Sachs Group, Inc. LIQ), 3.490%,
                    11/1/2007
     14,960,000 3,4 Hawaii State Department of Budget & Finance, PUTTERs (Series 834), Weekly VRDNs (Hawaii               14,960,000
                    Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 3.490%,
                    11/1/2007
     58,325,000 3,4 Hawaii State Department of Budget & Finance, PUTTERs (Series 835), Weekly VRDNs (Hawaii               58,325,000
                    Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 3.490%,
                    11/1/2007
      7,050,000 3,4 Hawaii State, P-Floats (Series EC-1016), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc.           7,050,000
                    LIQ), 3.540%, 11/1/2007
      9,930,000 3,4 Hawaii State, ROCs (Series 6062), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.510%,                9,930,000
                    11/1/2007
      9,400,000 3,4 Honolulu, HI, City & County Wastewater System, PUTTERs (Series 1997), Weekly VRDNs (MBIA               9,400,000
                    Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
      4,440,000 3,4 Honolulu, HI City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance Corp.                     4,440,000
                    INS)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
                       TOTAL                                                                                             112,100,000
                    ILLINOIS--7.0%
     14,285,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2001-31), Weekly VRDNs              14,285,000
                    (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.490%, 11/1/2007
     12,410,000     Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006), Weekly VRDNs (Covey at            12,410,000
                    Fox Valley Apartments)/(FNMA LOC), 3.460%, 11/1/2007
      6,160,000 3,4 Chicago, IL, Board of Education, MERLOTS (Series 2001-A64), 3.70% TOBs (FGIC INS)/(Wachovia            6,160,000
                    Bank N.A. LIQ), Optional Tender 2/20/2008
     17,835,000     Chicago, IL, Board of Education, (Series 2000D), Weekly VRDNs (FSA INS)/(Dexia Credit Local           17,835,000
                    LIQ), 3.470%, 11/1/2007
      4,000,000     Chicago, IL, Board of Education, (Series 2004C-2), Weekly VRDNs (FSA INS)/(DePfa Bank PLC              4,000,000
                    LIQ), 3.450%, 11/1/2007
     60,400,000     Chicago, IL, Board of Education, (Series 2005D-2), Daily VRDNs (CDC IXIS Financial Guaranty           60,400,000
                    NA INS)/(DePfa Bank PLC LIQ), 3.640%, 11/1/2007
     12,255,000 3,4 Chicago, IL, Board of Education, MERLOTS (Series 2001 A47), Weekly VRDNs (FGIC INS)/(Bank of          12,255,000
                    New York LIQ), 3.340%, 11/7/2007
     15,625,000 3,4 Chicago, IL, Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (AMBAC INS)/(Wachovia           15,625,000
                    Bank N.A. LIQ), 3.340%, 11/7/2007
     10,990,000 3,4 Chicago, IL, Board of Education, PUTTERs (Series 1470), Weekly VRDNs (FSA INS)/                       10,990,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
     32,720,000 3,4 Chicago, IL, Board of Education, PUTTERs (Series 1473), Weekly VRDNs (FSA INS)/                       32,720,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
     13,545,000 3,4 Chicago, IL, O'Hare International Airport, Class A Certificates (Series 7016), Weekly VRDNs           13,545,000
                    (FGIC INS)/(Bear Stearns & Co., Inc. LIQ), 3.500%, 11/1/2007
     20,505,000 3,4 Chicago, IL, O'Hare International Airport, ROCs (Series 6059), Weekly VRDNs (AMBAC                    20,505,000
                    INS)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
      5,250,000 3,4 Chicago, IL, Public Building Commission, ROCs (Series 3000), Weekly VRDNs (Chicago, IL                 5,250,000
                    Transit Authority)/(AMBAC INS)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
     15,645,000     Chicago, IL, Wastewater Transmission, (Series 2004A), Weekly VRDNs (MBIA Insurance Corp.              15,645,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.440%, 11/1/2007
      6,805,000 3,4 Chicago, IL, (PT-3112), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.520%,                6,805,000
                    11/1/2007
     10,900,000 3,4 Chicago, IL, (PT-4121), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.520%,              10,900,000
                    11/1/2007
     10,340,000 3,4 Chicago, IL, (PT-4122), Weekly VRDNs (AMBAC, FGIC INS) and Merrill Lynch & Co., Inc. LIQs),           10,340,000
                    3.520%, 11/1/2007
     47,255,000     Chicago, IL, (Series 2002B), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.460%, 11/1/2007          47,255,000
      9,500,000     Chicago, IL, (Series 2005), Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third                9,500,000
                    Bank, Cincinnati LOC), 3.460%, 11/1/2007
      3,975,000 3,4 Chicago, IL, Austin (Series BOA 171), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ),             3,975,000
                    3.500%, 11/1/2007
      7,795,000 3,4 Chicago, IL, MERLOTS (Series 2002 A-44), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ),             7,795,000
                    3.340%, 11/7/2007
     20,000,000 3,4 Chicago, IL, MERLOTS (Series 1997 V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC                  20,000,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
      4,640,000 3,4 Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ),               4,640,000
                    3.340%, 11/7/2007
      6,675,000 3,4 Chicago, IL, MERLOTS (Series 2001 A33), 3.70% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ),               6,675,000
                    Optional Tender 2/20/2008
      8,090,000 3,4 Chicago, IL, PUTTERs (Series 1276), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ),            8,090,000
                    3.490%, 11/1/2007
     32,615,000 3,4 Chicago, IL, PUTTERs (Series 1277), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ),           32,615,000
                    3.490%, 11/1/2007
      8,800,000 3,4 Chicago, IL, ROCs (Series 10275), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.500%,            8,800,000
                    11/1/2007
      7,185,000     Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth               7,185,000
                    Third Bank, Cincinnati LOC), 3.490%, 11/1/2007
      2,775,000 3,4 DuPage & Cook Counties, IL, Community United School District No. 205, ROCs (Series 1073),              2,775,000
                    Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
     11,545,000     Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/                 11,545,000
                    (U.S. Bank, N.A. LOC), 3.640%, 11/1/2007
      3,900,000     Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College)/(LaSalle Bank, N.A. LOC), 3.470%,            3,900,000
                    11/1/2007
      6,875,000     Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/                  6,875,000
                    (DePfa Bank PLC LOC), 3.480%, 11/2/2007
      2,520,000     Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/                  2,520,000
                    (DePfa Bank PLC LOC), 3.480%, 11/2/2007
      5,665,000     Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/                       5,665,000
                    (JPMorgan Chase Bank, N.A. LOC), 3.460%, 11/1/2007
      2,200,000     Illinois Development Finance Authority IDB, Weekly VRDNs (Burpee Museum of Natural                     2,200,000
                    History)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 11/1/2007
     24,000,000     Illinois Development Finance Authority IDB, Weekly VRDNs (Lyric Opera of Chicago)/(Credit             24,000,000
                    Agricole S.A., Harris, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL
                    LOCs), 3.260%, 11/7/2007
      1,480,000     Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Ada S. McKInley               1,480,000
                    Community Services, Inc.)/(Harris, N.A. LOC), 3.680%, 11/1/2007
     22,800,000     Illinois Development Finance Authority PCR, Daily VRDNs (Diamond Star Motors Corp.)/(Key              22,800,000
                    Bank, N.A. LOC), 3.590%, 11/1/2007
      3,700,000     Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (St. Ignatius College              3,700,000
                    Prep.)/(JPMorgan Chase Bank, N.A. LOC), 3.340%, 11/7/2007
     23,300,000     Illinois Finance Authority, (Series 2006), Weekly VRDNs (Chicago Historical Society)/                 23,300,000
                    (JPMorgan Chase Bank, N.A. LOC), 3.470%, 11/1/2007
      2,100,000     Illinois Finance Authority, (Series 2007), Weekly VRDNs (Elgin Academy)/(RBS Citizens Bank             2,100,000
                    N.A. LOC), 3.350%, 11/7/2007
     30,430,000     Illinois Health Facilities Authority, (Series 2001C), Weekly VRDNs (Edward Hospital                   30,430,000
                    Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.270%, 11/7/2007
      6,500,000     Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series                  6,500,000
                    1985F), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.270%, 11/7/2007
      8,050,000 3,4 Illinois Municipal Electric Agency, PUTTERs (Series 2106), Weekly VRDNs (FGIC INS)/(JPMorgan           8,050,000
                    Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
      9,025,000 3,4 Illinois Sports Facility Authority, (PZ-136), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co.,           9,025,000
                    Inc. LIQ), 3.530%, 11/1/2007
     10,385,000 3,4 Illinois State Toll Highway Authority, (PT-3477), Weekly VRDNs (FSA INS)/(Merrill Lynch &             10,385,000
                    Co., Inc. LIQ), 3.520%, 11/1/2007
     11,125,000 3,4 Illinois State Toll Highway Authority, PUTTERs (Series 1354), Weekly VRDNs (FSA                       11,125,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
     35,750,000 3,4 Illinois State Toll Highway Authority, PUTTERs (Series 1355), Weekly VRDNs (FSA                       35,750,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
     24,950,000 3,4 Kane County, IL, Forest Preserve District, SPEARs (Series DB-258), Weekly VRDNs (FGIC                 24,950,000
                    INS)/(Deutsche Bank AG LIQ), 3.500%, 11/1/2007
      8,245,000 3,4 Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV), Weekly VRDNs                   8,245,000
                    (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
      2,660,000 3,4 Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly VRDNs (MBIA                 2,660,000
                    Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.500%, 11/1/2007
     10,330,000 3,4 Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), Weekly VRDNs (MBIA              10,330,000
                    Insurance Corp. INS)/(Deutsche Bank AG LIQ), 3.510%, 11/1/2007
      9,755,000 3,4 Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA Insurance Corp.           9,755,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
     11,650,000 3,4 Regional Transportation Authority, IL, MERLOTS (Series 2001-A69), 3.70% TOBs (MBIA Insurance          11,650,000
                    Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008
     10,730,000 3,4 Regional Transportation Authority, IL, MERLOTS (Series 2002-A23), Weekly VRDNs (MBIA                  10,730,000
                    Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
      9,855,000 3,4 Regional Transportation Authority, IL, MERLOTS (Series 2002-A24), Weekly VRDNs (MBIA                   9,855,000
                    Insurance Corp. INS)/(Bank of New York LIQ), 3.340%, 11/7/2007
      3,745,000 3,4 Regional Transportation Authority, IL, MERLOTS (Series 2001-A86), Weekly VRDNs (FGIC                   3,745,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
      6,225,000 3,4 University of Illinois, MERLOTS (Series 2001-A88), 3.70% TOBs (AMBAC INS)/                             6,225,000
                    (Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008
      9,800,000 3,4 Will County, IL, Community Unit School District No. 365, (PZ-28), Weekly VRDNs (FSA                    9,800,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.530%, 11/1/2007
      6,635,000 3,4 Will County, IL, Community Unit School District No. 365, MERLOTS (Series 2007 D2), Weekly              6,635,000
                    VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
                       TOTAL                                                                                             764,905,000
                    INDIANA--2.8%
     18,615,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT)/(Series 2002-7), Weekly VRDNs                  18,615,000
                    (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO
                    Bank NV, Amsterdam LIQ), 3.490%, 11/1/2007
      3,910,000     Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank             3,910,000
                    LOC), 3.580%, 11/1/2007
      8,410,000 3,4 Brownsburg, IN, School Building Corp., (PT-2650), Weekly VRDNs (FSA INS)/(Merrill Lynch &              8,410,000
                    Co., Inc. LIQ), 3.520%, 11/1/2007
     10,000,000     Carmel Clay Schools, IN, 4.00% TANs, 12/28/2007                                                       10,004,826
     14,500,000     Elkhart, IN, Community Schools, 4.00% TANs, 12/31/2007                                                14,505,828
     15,315,000     Frankfort, IN, EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(KBC Bank N.V. LOC),             15,315,000
                    3.480%, 11/1/2007
     12,105,000 3,4 Indiana Bond Bank, MERLOTS (Series 2001 - A119), 3.70% TOBs (Indiana State Revolving Fund             12,105,000
                    Program)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008
     20,000,000     Indiana Development Finance Authority, (Series 2001), Weekly VRDNs (Indianapolis Museum of            20,000,000
                    Art, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.260%, 11/7/2007
     30,400,000     Indiana Development Finance Authority, (Series 2004), Weekly VRDNs (Indianapolis Museum of            30,400,000
                    Art, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.260%, 11/7/2007
      7,125,000 3,4 Indiana Health & Educational Facility Financing Authority, (PA-1408), Weekly VRDNs (Clarian            7,125,000
                    Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                    3.580%, 11/1/2007
      6,000,000     Indiana Health & Educational Facility Financing Authority, (Series 2006), Weekly VRDNs                 6,000,000
                    (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.450%, 11/1/2007
        320,000     Indiana Health Facility Financing Authority Weekly VRDNs (Crossroads Rehabilitation                      320,000
                    Center)/(JPMorgan Chase Bank, N.A. LOC), 3.830%, 11/1/2007
      7,515,000     Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Dunn Memorial                7,515,000
                    Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC), 3.510%, 11/1/2007
     12,365,000     Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Major Hospital              12,365,000
                    Board of Trustees)/(JPMorgan Chase Bank, N.A. LOC), 3.470%, 11/1/2007
      5,750,000     Indiana Health Facility Financing Authority, (Series 2004), Weekly VRDNs (Riverview                    5,750,000
                    Hospital)/(National City Bank LOC), 3.460%, 11/1/2007
     18,130,000 3,4 Indiana Transportation Finance Authority, MERLOTS (Series 2007 C78), Weekly VRDNs (FGIC               18,130,000
                    INS)/(Bank of New York LIQ), 3.340%, 11/7/2007
      5,195,000 3,4 Indiana Transportation Finance Authority, ROCs (Series 2045), Weekly VRDNs (FSA                        5,195,000
                    INS)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
     36,470,000 3,4 Indianapolis, IN, Local Public Improvement Bond Bank, Class A Certificates (Series 2002-              36,470,000
                    193), Daily VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns & Co., Inc. LIQ), 3.600%,
                    11/1/2007
      7,000,000     Indianapolis, IN, (Series 2000, Marquette Manor Project), Weekly VRDNs (Retirement Living,             7,000,000
                    Inc.)/(Allied Irish Banks PLC LOC), 3.530%, 11/1/2007
      2,075,000     Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint                      2,075,000
                    Apprenticeship and Training Committee)/(National City Bank LOC), 3.510%, 11/1/2007
     24,025,000     Lawrence, IN, EDR Board, (Series 2002), Weekly VRDNs (Westminster Village North,                      24,025,000
                    Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.480%, 11/1/2007
      1,585,000     Linton, IN, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Fifth Third Bank,              1,585,000
                    Cincinnati LOC), 3.610%, 11/1/2007
      1,825,000     St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation,                    1,825,000
                    Inc.)/(Key Bank, N.A. LOC), 3.330%, 11/7/2007
      7,865,000     St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/                    7,865,000
                    (National City Bank LOC), 3.510%, 11/1/2007
      4,000,000     Vigo County, IN, EDA, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of            4,000,000
                    the Woods)/(Allied Irish Banks PLC LOC), 3.530%, 11/1/2007
     16,400,000 3,4 Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Bank of New             16,400,000
                    York LIQ), 3.340%, 11/7/2007
      6,900,000     Winona Lake, IN, EDRB, (Series 2006), Weekly VRDNs (Grace Village Retirement                           6,900,000
                    Community)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 11/1/2007
                       TOTAL                                                                                             303,810,654
                    KANSAS--0.1%
     10,195,000     Unified Government of Wyandotte County/Kansas City, KS, (Series 1993), Weekly VRDNs (Wood             10,195,000
                    View Apartments)/(FHLMC LOC), 3.480%, 11/1/2007
                    KENTUCKY--0.4%
      4,275,000     Henderson County, KY, (Series 2003B), Weekly VRDNs (Community United Methodist Hospital,               4,275,000
                    Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.450%, 11/2/2007
      7,500,000     Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/                     7,500,000
                    (Wachovia Bank N.A. LOC), 3.500%, 11/1/2007
     11,900,000     Kentucky EDFA, (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA Insurance               11,900,000
                    Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.250%, 11/7/2007
     10,000,000     Kentucky EDFA, (Series 2007), Weekly VRDNs (Christian Care Communities, Inc.)/(National City          10,000,000
                    Bank LOC), 3.450%, 11/1/2007
      7,170,000 3,4 Louisville & Jefferson County, KY Metropolitan Government, ROCs (Series 651CE), Weekly VRDNs           7,170,000
                    (Norton Healthcare, Inc.)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.510%,
                    11/1/2007
                       TOTAL                                                                                              40,845,000
                    LOUISIANA--1.0%
     16,490,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT), (Series 2002-17), Weekly VRDNs              16,490,000
                    (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.500%,
                    11/1/2007
     22,000,000 3,4 Jefferson Parish, LA, Hospital Service District No. 1, PUTTERs (Series 522), Weekly VRDNs             22,000,000
                    (J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.490%, 11/1/2007
      8,000,000     Louisiana Local Government Environmental Facilities Community Development Authority, (Series           8,000,000
                    2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 3.310%,
                    11/7/2007
      4,000,000     Louisiana Local Government Environmental Facilities Community Development Authority, (Series           4,000,000
                    2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC),
                    3.310%, 11/7/2007
      3,350,000     Louisiana Local Government Environmental Facilities Community Development Authority, (Series           3,350,000
                    2004), Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 3.310%,
                    11/7/2007
     25,000,000     Louisiana Public Facilities Authority, Daily VRDNs (Air Products & Chemicals, Inc.), 3.570%,          25,000,000
                    11/7/2007
     26,000,000 3,4 Louisiana State Gas & Fuels, ROCs (Series 660), Weekly VRDNs (FGIC INS)/(Citibank NA, New             26,000,000
                    York LIQ), 3.510%, 11/1/2007
      6,275,000 3,4 Louisiana State, (MT-190), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-                 6,275,000
                    Thueringen LIQ), 3.520%, 11/1/2007
      1,815,000 3,4 Louisiana State, MERLOTS (Series 2006-C4), Weekly VRDNs (FSA INS)/(Bank of New York LIQ),              1,815,000
                    3.340%, 11/7/2007
                       TOTAL                                                                                             112,930,000
                    MAINE--0.1%
      8,000,000     Westbrook, ME, 4.00% BANs, 6/30/2008                                                                   8,016,982
                    MARYLAND--1.4%
      7,380,000     Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust               7,380,000
                    Co., Buffalo, NY LOC), 3.480%, 11/2/2007
      2,885,000     Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College)/(Manufacturers &              2,885,000
                    Traders Trust Co., Buffalo, NY LOC), 3.480%, 11/2/2007
      3,300,000     Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC),                 3,300,000
                    3.450%, 11/1/2007
      2,530,000 3,4 Baltimore County, MD, P-Floats (Series EC-1097), Weekly VRDNs (AMBAC INS)/(Merrill Lynch &             2,530,000
                    Co., Inc. LIQ), 3.540%, 11/1/2007
      8,700,000     Frederick County, MD, (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc.                       8,700,000
                    Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.530%, 11/6/2007
      4,605,000     Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest                                4,605,000
                    Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 11/6/2007
      1,305,000     Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP                                  1,305,000
                    Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.530%, 11/2/2007
      3,505,000     Maryland State Economic Development Corp., (1997 Issue), Weekly VRDNs (Jenkins Memorial                3,505,000
                    Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.460%,
                    11/6/2007
        800,000     Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central                  800,000
                    Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 3.480%, 11/1/2007
      1,950,000     Maryland State Economic Development Corp., (Series 2006), Weekly VRDNs (YMCA of Central                1,950,000
                    Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 3.480%, 11/1/2007
      1,599,500     Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol                 1,599,500
                    College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 11/6/2007
      7,100,000     Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs           7,100,000
                    (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.310%,
                    11/7/2007
        315,000     Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs             315,000
                    (Woodbourne Center, Inc.)/(PNC Bank, N.A. LOC), 3.480%, 11/6/2007
      4,825,000     Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs           4,825,000
                    (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 11/2/2007
      4,700,000     Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs           4,700,000
                    (Landon School)/(SunTrust Bank LOC), 3.430%, 11/1/2007
      4,675,000     Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly                4,675,000
                    VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC),
                    3.450%, 11/2/2007
      3,000,000     Maryland State Health & Higher Educational Facilities Authority, (Series 2004), Weekly VRDNs           3,000,000
                    (Annapolis Life Care, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.450%, 11/1/2007
      9,500,000     Maryland State Health & Higher Educational Facilities Authority, (Series 2006), Weekly VRDNs           9,500,000
                    (Severn School, Inc.)/(PNC Bank, N.A. LOC), 3.460%, 11/1/2007
      5,300,000     Maryland State Health & Higher Educational Facilities Authority, (Series 2006E), Weekly                5,300,000
                    VRDNs (University of Maryland Medical System)/(FGIC INS)/(Dexia Credit Local LIQ), 3.430%,
                    11/1/2007
      7,690,000     Maryland State Health & Higher Educational Facilities Authority, Series 1997 Weekly VRDNs              7,690,000
                    (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC),
                    3.480%, 11/7/2007
        400,000     Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/                400,000
                    (Branch Banking & Trust Co. LOC), 3.480%, 11/1/2007
      8,480,000     Maryland State IDFA, (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/                              8,480,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 11/2/2007
     16,600,000 3,4 Maryland State, P-Floats (Series EC-1030), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),              16,600,000
                    3.540%, 11/1/2007
     19,785,000 3,4 Maryland State, P-Floats (Series EC-1072), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.540%,             19,785,000
                    11/1/2007
      6,565,000     Montgomery County, MD EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research,                6,565,000
                    Inc.)/(Bank of America N.A. LOC), 3.430%, 11/1/2007
        850,000     Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs              850,000
                    (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.530%,
                    11/6/2007
      9,000,000 3,4 Montgomery County, MD, P-Floats (Series EC-1062), VRDNs (Merrill Lynch & Co., Inc. LIQ),               9,000,000
                    3.540%, 11/1/2007
      2,000,000     Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd.                         2,000,000
                    Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.580%, 11/6/2007
      6,750,000 3,4 Prince Georges County, MD, P-Floats (Series EC-1143), Weekly VRDNs (Merrill Lynch & Co.,               6,750,000
                    Inc. LIQ), 3.540%, 11/1/2007
                       TOTAL                                                                                             156,094,500
                    MASSACHUSETTS--2.7%
      9,827,000 3,4 Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 2000-2), 3.73% TOBs             9,827,000
                    (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust
                    Co. LIQ), Mandatory Tender 1/1/2008
      4,390,000     Commonwealth of Massachusetts, Consolidated Loan (Series 2006A), Daily VRDNs (Dexia Credit             4,390,000
                    Local LIQ), 3.640%, 11/1/2007
     50,416,000     Commonwealth of Massachusetts, Consolidated Loan (Series 2006B), Daily VRDNs (Bank of                 50,416,000
                    America N.A. LIQ), 3.640%, 11/1/2007
     27,893,000     Gloucester, MA, 4.00% BANs, 9/19/2008                                                                 28,007,103
     15,170,000     Massachusetts HEFA, (Series 2004F), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A.          15,170,000
                    LOC), 3.490%, 11/7/2007
      4,685,000     Massachusetts HEFA, (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A.           4,685,000
                    LOC), 3.490%, 11/7/2007
      8,000,000     Massachusetts HEFA, (Series EE), 3.68% CP (Harvard University), Mandatory Tender 12/13/2007            8,000,000
      5,640,000     Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC),             5,640,000
                    3.470%, 11/1/2007
      2,450,000 3,4 Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674),                2,450,000
                    Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.490%, 11/1/2007
     11,200,000     Massachusetts School Building Authority, (Series A), 3.70% CP (Bank of Nova Scotia, Toronto           11,200,000
                    LOC), Mandatory Tender 11/6/2007
     45,980,000 3,4 Massachusetts School Building Authority, PUTTERs (Series 2038), Weekly VRDNs (AMBAC                   45,980,000
                    INS)/(J.P. Morgan Chase & Co. LIQ), 3.490%, 11/1/2007
      8,000,000     Massachusetts State Development Finance Agency, (Series 2000), Weekly VRDNs (Wentworth                 8,000,000
                    Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.480%,
                    11/1/2007
     18,595,000     Massachusetts State Development Finance Agency, (Series 2002), Weekly VRDNs (Gordon                   18,595,000
                    College)/(RBS Citizens Bank N.A. LOC), 3.480%, 11/1/2007
      3,200,000     Massachusetts State Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption               3,200,000
                    College)/(Bank of New York LOC), 3.320%, 11/7/2007
     14,595,000     Massachusetts State Development Finance Agency, (Series 2003), Weekly VRDNs (Boston College           14,595,000
                    High School)/(RBS Citizens Bank N.A. LOC), 3.320%, 11/7/2007
      4,910,000     Massachusetts State Development Finance Agency, (Series 2005), Weekly VRDNs (ISO New                   4,910,000
                    England, Inc.)/(Key Bank, N.A. LOC), 3.460%, 11/1/2007
      8,800,000     Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Marine                    8,800,000
                    Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 3.480%, 11/1/2007
     42,860,000 3,4 Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs          42,860,000
                    (FSA INS)/(Bear Stearns & Co., Inc. LIQ), 3.600%, 11/1/2007
     10,000,000     Weymouth, MA, 4.00% BANs, 9/18/2008                                                                   10,039,030
                       TOTAL                                                                                             296,764,133
                    MICHIGAN--3.7%
     12,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 2003-3), Weekly VRDNs                12,000,000
                    (Detroit, MI Water Supply System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam
                    LIQ), 3.500%, 11/1/2007
      2,655,000 3,4 Allen Park, MI, Public School District, ROCs (Series 4007), Weekly VRDNs (GTD by Michigan              2,655,000
                    State)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
      4,800,000 3,4 Detroit, MI, City School District, (PT-1844), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,            4,800,000
                    Inc. LIQ), 3.510%, 11/1/2007
     14,380,000 3,4 Detroit, MI, City School District, MERLOTS (Series 2000 A8), 3.70% TOBs (FGIC INS)/(Wachovia          14,380,000
                    Bank N.A. LIQ), Optional Tender 2/20/2008
      8,480,000 3,4 Detroit, MI, City School District, MERLOTS (Series 2006-B27), Weekly VRDNs (FSA                        8,480,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
     24,070,000 3,4 Detroit, MI, City School District, Solar Eclipse Certificates (Series 2006-0001), 3.65% TOBs          24,070,000
                    (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008
      3,620,000 3,4 Detroit, MI, City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA             3,620,000
                    INS)/(Bank of America N.A. LIQ), 3.500%, 11/1/2007
     14,125,000 3,4 Detroit, MI, Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC                      14,125,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
      9,425,000 3,4 Detroit, MI, Sewage Disposal System, ROCs (Series 903), Weekly VRDNs (MBIA Insurance Corp.             9,425,000
                    INS)/(Citibank NA, New York LIQ), 3.510%, 11/1/2007
      4,260,000 3,4 Detroit, MI, Sewage Disposal System, Variable Certificates (Series 2002G), Weekly VRDNs                4,260,000
                    (FGIC INS)/(Bank of America N.A. LIQ), 3.500%, 11/1/2007
     16,080,000 3,4 Detroit, MI, Water Supply System, (PT-3579), Weekly VRDNs (FGIC Securities Purchase, Inc.,            16,080,000
                    FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.510%, 11/1/2007
      4,995,000 3,4 Detroit, MI, Water Supply System, (PT-3903), Weekly VRDNs (MBIA Insurance Corp.                        4,995,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.510%, 11/1/2007
     10,000,000 3,4 Detroit, MI, Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs (FGIC INS)/(Wachovia          10,000,000
                    Bank N.A. LIQ), 3.340%, 11/7/2007
     14,360,000 3,4 Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs            14,360,000
                    (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.340%, 11/7/2007
     22,850,000     Grand Rapids, MI EDR, (Series 2007), Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 3.470%,           22,850,000
                    11/1/2007
      4,400,000     Grand Valley, MI, State University, (Series 2003), Weekly VRDNs (XL Capital Assurance Inc.             4,400,000
                    INS)/(Fifth Third Bank, Cincinnati LIQ), 3.470%, 11/1/2007
      6,800,000     Jackson County, MI, Economic Development Corp., (Series 2001A), Daily VRDNs (Vista Grande              6,800,000
                    Villa)/(LaSalle Bank, N.A. LOC), 3.580%, 11/1/2007
      3,200,000     Jackson County, MI, Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote               3,200,000
                    Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ),
                    3.450%, 11/1/2007
      8,995,000 3,4 Kent County, MI, Airport Revenue, (Series 1998-118), Weekly VRDNs (Kent County, MI)/(Morgan            8,995,000
                    Stanley LIQ), 3.500%, 11/1/2007
      1,000,000     Kent Hospital Finance Authority, MI, (Series 1998B), Weekly VRDNs (Spectrum Health)/(MBIA              1,000,000
                    Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.240%, 11/7/2007
     17,060,000     Macomb County, MI, Hospital Finance Authority, (Series 2003A-1), Daily VRDNs (Mt. Clemens             17,060,000
                    General Hospital)/(Comerica Bank LOC), 3.590%, 11/1/2007
        200,000     Michigan Higher Education Facilities Authority, (Series 2007B), Weekly VRDNs (Calvin                     200,000
                    College)/(JPMorgan Chase Bank, N.A. LOC), 3.450%, 11/2/2007
     25,000,000     Michigan Municipal Bond Authority, (Series 2007B), 4.50% RANs (Bank of Nova Scotia, Toronto           25,158,108
                    LOC), 8/20/2008
      6,630,000 3,4 Michigan State Building Authority, (PZ-140), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,             6,630,000
                    Inc. LIQ), 3.530%, 11/1/2007
      6,465,000 3,4 Michigan State Building Authority, GS Trust (Series 2007-34Z), Weekly VRDNs (FGIC                      6,465,000
                    INS)/(Goldman Sachs Group, Inc. LIQ), 3.490%, 11/1/2007
      6,000,000 3,4 Michigan State Building Authority, ROCs 7039, Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ),           6,000,000
                    3.520%, 11/1/2007
      5,000,000     Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant                     5,000,000
                    Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.430%, 11/1/2007
      2,800,000     Michigan State Hospital Finance Authority, (Series B), Weekly VRDNs (LaSalle Bank Midwest,             2,800,000
                    N.A. LOC), 3.510%, 11/7/2007
      7,500,000     Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank,                 7,500,000
                    Cincinnati LOC), 3.330%, 11/7/2007
      9,500,000     Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank,                 9,500,000
                    Cincinnati LOC), 3.330%, 11/7/2007
     18,150,000 3,4 Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit              18,150,000
                    Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
      8,595,000     Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor               8,595,000
                    Limited Dividend Housing Association LLC)/(FNMA LOC), 3.440%, 11/1/2007
        125,000     Michigan State Strategic Fund Weekly VRDNs (Peckham Vocational ISD)/(LaSalle Bank, N.A.                  125,000
                    LOC), 3.580%, 11/7/2007
     17,830,000     Michigan State Strategic Fund, (Series 2003), Weekly VRDNs (Lutheran Social Services of               17,830,000
                    Michigan)/(Comerica Bank LOC), 3.470%, 11/1/2007
      1,870,000     Michigan State Strategic Fund, (Series 2005), Weekly VRDNs (Detroit Public Television)/                1,870,000
                    (Comerica Bank LOC), 3.480%, 11/1/2007
      4,340,000 3,4 Michigan State, (PT-2021), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.510%, 11/1/2007             4,340,000
     23,530,000 3,4 Michigan State, Grant Anticipation Bonds PUTTERs (Series 2097), Weekly VRDNs (FSA INS)/(J.P.          23,530,000
                    Morgan Chase & Co. LIQ), 3.490%, 11/1/2007
     56,080,000 3,4 Michigan State, Grant Anticipation Bonds PUTTERs (Series 2099), Weekly VRDNs (FSA                     56,080,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
                       TOTAL                                                                                             407,328,108
                    MINNESOTA--2.9%
     13,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), Weekly VRDNs               13,000,000
                    (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV,
                    Amsterdam LIQ), 3.480%, 11/1/2007
      2,190,000     Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A.               2,190,000
                    LOC), 3.550%, 11/1/2007
     44,815,000 3,4 Becker, MN, (Series 2005 FR/RI-FP12), Weekly VRDNs (Northern States Power Co., MN)/(Lehman            44,815,000
                    Brothers Holdings, Inc. SWP), 3.540%, 11/1/2007
      4,725,000 3,4 Becker, MN, (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman             4,725,000
                    Brothers Holdings, Inc. SWP), 3.540%, 11/1/2007
     28,785,000 3,4 Becker, MN, (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman             28,785,000
                    Brothers Holdings, Inc. SWP), 3.540%, 11/1/2007
      7,200,000     Center City, MN, (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC             7,200,000
                    LOC), 3.460%, 11/1/2007
      2,700,000     Center City, MN, (Series 2002), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC             2,700,000
                    LOC), 3.460%, 11/1/2007
      4,550,000     Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC),            4,550,000
                    3.450%, 11/1/2007
      2,075,000 3,4 Elk River, MN, ISD No. 728, PUTTERs (Series 1275), Weekly VRDNs (FSA INS)/                             2,075,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
      4,425,000     Mendota Heights, MN, (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks              4,425,000
                    PLC LOC), 3.450%, 11/1/2007
     12,195,000     Minneapolis, MN, Health Care System, (Series 2005A), Weekly VRDNs (Fairview Health                    12,195,000
                    Services)/(AMBAC INS)/(Citibank NA, New York LIQ), 3.250%, 11/7/2007
     15,600,000     Minneapolis, MN, Health Care System, (Series 2005B), Weekly VRDNs (Fairview Health                    15,600,000
                    Services)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.250%, 11/7/2007
      2,600,000     Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A.                2,600,000
                    LOC), 3.540%, 11/1/2007
     10,000,000     Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs              10,000,000
                    (Symphony Place)/(FHLMC LOC), 3.440%, 11/1/2007
     12,665,000 3,4 Minneapolis/St. Paul, MN, Metropolitan Airports Commission, Class A Certificates (Series              12,665,000
                    2007-291), Weekly VRDNs (AMBAC INS)/(Bear Stearns & Co., Inc. LIQ), 3.510%, 11/1/2007
     13,250,000 3,4 Minneapolis/St. Paul, MN, Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly             13,250,000
                    VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.320%, 11/7/2007
      3,620,000     Minnesota Agricultural and Economic Development Board, (Series 1996, Weekly VRDNs                      3,620,000
                    (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 3.480%,
                    11/1/2007
      8,295,000 3,4 Minnesota Public Facilities Authority, (PT-4208), Weekly VRDNs (Merrill Lynch & Co., Inc.              8,295,000
                    LIQ), 3.500%, 11/1/2007
      1,165,000     Minnesota State Higher Education Facility Authority, (Series Five-L), Weekly VRDNs                     1,165,000
                    (University of St. Thomas)/(Allied Irish Banks PLC LOC), 3.250%, 11/7/2007
      9,805,000     Minnesota State Higher Education Facility Authority, (Series Five-S), Weekly VRDNs (William            9,805,000
                    Mitchell College of Law)/(U.S. Bank, N.A. LOC), 3.430%, 11/1/2007
      2,145,000     Minnesota State Higher Education Facility Authority, (Series Six E-1), Weekly VRDNs (Hamline           2,145,000
                    University of Minnesota)/(Harris, N.A. LOC), 3.450%, 11/1/2007
      4,415,000     Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline            4,415,000
                    University of Minnesota)/(Harris, N.A. LOC), 3.450%, 11/1/2007
      4,100,000     Minnesota State Higher Education Facility Authority, (Series Six-H), Weekly VRDNs (St.                 4,100,000
                    Thomas University)/(Bank of New York LOC), 3.430%, 11/1/2007
      5,000,000     Minnesota State Higher Education Facility Authority, (Series Six-J2), Weekly VRDNs (Augsburg           5,000,000
                    College)/(Harris, N.A. LOC), 3.450%, 11/1/2007
      3,500,000 3,4 Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ),            3,500,000
                    3.500%, 11/1/2007
      7,540,000 3,4 Minnesota State, P-Floats (Series EC-1060), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.540%,             7,540,000
                    11/1/2007
      8,000,000     Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2007), 4.50% TANs (GTD by                8,054,542
                    Minnesota State), 8/28/2008
      2,655,000     New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 3.540%, 11/1/2007              2,655,000
      4,560,000     Plymouth, MN, (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 3.490%,                    4,560,000
                    11/1/2007
      2,400,000     Robbinsdale, MN, (Series 2004C), Weekly VRDNs (Copperfield Hill)/(LaSalle Bank, N.A. LOC),             2,400,000
                    3.480%, 11/2/2007
      5,000,000 3,4 Rochester, MN, Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo                   5,000,000
                    Foundation)/(Morgan Stanley LIQ), 3.500%, 11/1/2007
     10,000,000     Rochester, MN, Health Care Facility Authority, (Series 2000A), 3.68% CP (Mayo                         10,000,000
                    Foundation)/(Morgan Stanley Bank LIQ), Mandatory Tender 12/13/2007
     18,000,000     Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement              18,000,000
                    Inc.)/(Wachovia Bank N.A. LOC), 3.530%, 11/1/2007
      4,000,000     Shakopee, MN, Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical                    4,000,000
                    Center)/(Wells Fargo Bank, N.A. LOC), 3.450%, 11/1/2007
     15,000,000     Southern Minnesota Municipal Power Agency, 3.78% CP, Mandatory Tender 11/6/2007                       15,000,000
      3,400,000     St. Paul, MN Housing & Redevelopment Authority, (Series 2001), Daily VRDNs (Cretin-Derham              3,400,000
                    Hall)/(Allied Irish Banks PLC LOC), 3.450%, 11/1/2007
        510,000     St. Paul, MN, Port Authority, District Heating Revenue Bonds (Series 2003-4 H), Weekly VRDNs             510,000
                    (Dexia Credit Local LOC), 3.320%, 11/7/2007
      4,700,000     University of Minnesota, (Series C), Weekly VRDNs (Dexia Bank, Belgium and Toronto Dominion            4,700,000
                    Bank LIQs), 3.230%, 11/7/2007
      3,165,000 3,4 University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan                  3,165,000
                    Stanley LIQ), 3.500%, 11/1/2007
                       TOTAL                                                                                             311,804,542
                    MISSISSIPPI--1.1%
     21,330,000     Mississippi Business Finance Corp., (Series 2000-A), Weekly VRDNs (Jackson Medical Mall               21,330,000
                    Foundation)/(JPMorgan Chase Bank, N.A. LOC), 3.470%, 11/1/2007
      3,000,000     Mississippi Business Finance Corp., (Series 2002), Weekly VRDNs (Mississippi State                     3,000,000
                    University Foundation, Inc.)/(Regions Bank, Alabama LOC), 3.510%, 11/1/2007
     32,820,000     Mississippi Business Finance Corp., (Series 2006), Weekly VRDNs (Rush Medical                         32,820,000
                    Foundation)/(Regions Bank, Alabama LOC), 3.470%, 11/2/2007
      8,320,000     Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/                    8,320,000
                    (Regions Bank, Alabama LOC), 3.460%, 11/1/2007
      6,255,000 3,4 Mississippi Development Bank, Solar Eclipse (Series 2006-0153), 3.60% TOBs (Jackson,                   6,255,000
                    MS)/(AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 9/18/2008
     45,060,000 3,4 Mississippi Hospital Equipment & Facilities Authority, (MT-514), Weekly VRDNs (Forest                 45,060,000
                    General Hospital (MS))/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                    3.580%, 11/1/2007
      5,185,000 3,4 Mississippi Hospital Equipment & Facilities Authority, (Series 2004 FR/RI-L70), Weekly VRDNs           5,185,000
                    (Baptist Memorial Healthcare)/(Lehman Brothers Holdings, Inc. LIQ), 3.340%, 11/7/2007
                       TOTAL                                                                                             121,970,000
                    MISSOURI--2.1%
     16,940,000 3,4 Columbia, MO, Special Obligation Electric Utility, Solar Eclipse (Series 2006-0143), 3.77%            16,940,000
                    TOBs (AMBAC INS)/(U.S. Bank, N.A. LIQ), Mandatory Tender 6/5/2008
     13,880,000 3,4 Greene County, MO, Reorganized School District No. 2, (PT-4339), Weekly VRDNs (FSA                    13,880,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.520%, 11/1/2007
      3,475,000 3,4 Jackson County, MO Special Obligation, ROCs (Series 9014), Weekly VRDNs (Harry S. Truman               3,475,000
                    Sports Complex)/(AMBAC INS)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
     31,385,000     Kansas City, MO, IDA, (Series 2005B), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/                     31,385,000
                    (DePfa Bank PLC LIQ), 3.260%, 11/7/2007
     25,295,000     Kansas City, MO, IDA, (Series 2005C), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/                     25,295,000
                    (Dexia Credit Local LIQ), 3.260%, 11/7/2007
     25,500,000     Kansas City, MO, IDA, (Series 2006B), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/                     25,500,000
                    (DePfa Bank PLC LIQ), 3.260%, 11/7/2007
     29,580,000     Kansas City, MO, IDA, (Series 2006E), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/                     29,580,000
                    (Dexia Credit Local LIQ), 3.260%, 11/7/2007
      5,000,000 3,4 Missouri Highways & Transportation Commission, (MT-488), Weekly VRDNs (KBC Bank N.V. LIQ),             5,000,000
                    3.490%, 11/1/2007
     37,565,000 3,4 Missouri Highways & Transportation Commission, (MT-500), Weekly VRDNs (KBC Bank N.V. LIQ),            37,565,000
                    3.730%, 11/1/2007
      6,880,000 3,4 Missouri Highways & Transportation Commission, PUTTERs (Series 1433), Weekly VRDNs (JPMorgan           6,880,000
                    Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
     12,300,000     Missouri State HEFA, (Series 1985B), Weekly VRDNs (Barnes Hospital)/(JPMorgan Chase Bank,             12,300,000
                    N.A. LOC), 3.260%, 11/7/2007
      6,945,000 3,4 Springfield, MO, Public Utility Revenue, PUTTERs (Series 1559), Weekly VRDNs (FGIC                     6,945,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
     10,480,000 3,4 St. Louis, MO, (PT-3584), Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA                10,480,000
                    Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.490%, 11/1/2007
                       TOTAL                                                                                             225,225,000
                    MONTANA--0.3%
     13,915,000 3,4 Forsyth, MT, (RBC Floater Certificates Series I-7), Weekly VRDNs (Northwestern Corp.)/(AMBAC          13,915,000
                    INS)/(Royal Bank of Canada, Montreal LIQ), 3.490%, 11/1/2007
     16,000,000     Richland County, MT, (Series 2006), Weekly VRDNs (Sidney Health Center)/(Allied Irish Banks           16,000,000
                    PLC LOC), 3.480%, 11/1/2007
                       TOTAL                                                                                              29,915,000
                    MULTI STATE--3.8%
     65,270,558 3,4 ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle          65,270,558
                    Bank, N.A. LOC), 3.630%, 11/1/2007
      3,485,000     Dallas County, AL, Housing Development Corp., (Series 1999: Jim Manor Garden Homes), Weekly            3,485,000
                    VRDNs (Dallas County, AL )/(Wachovia Bank N.A. LOC), 3.550%, 11/2/2007
    118,315,000 3,4 JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P), Weekly VRDNs (GTD by Texas PSFG                  118,315,000
                    Program)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ) and
                    United States Treasury PRF), 3.630%, 11/1/2007
     94,765,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC,           94,765,000
                    FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.650%, 11/1/2007
     93,115,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch          93,115,000
                    & Co., Inc. LIQ), 3.650%, 11/1/2007
     41,695,000 3,4 TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (GTD by MBIA Insurance Corp.                   41,695,000
                    INS)/(Bayerische Landesbank) LIQ), 3.480%, 11/1/2007
                       TOTAL                                                                                             416,645,558
                    NEBRASKA--0.0%
      2,045,000 3,4 Nebraska Public Power District, ROCs (Series 9000), Weekly VRDNs (AMBAC INS)/                          2,045,000
                    (Citigroup, Inc. LIQ), 3.510%, 11/1/2007
                    NEVADA--1.0%
     21,200,000 3,4 Clark County, NV, School District, (Series 2006-1356), Weekly VRDNs (FGIC INS)/                       21,200,000
                    (Morgan Stanley LIQ), 3.500%, 11/1/2007
     12,970,000 3,4 Clark County, NV, School District, ROCs (Series 8054), Weekly VRDNs (FGIC INS)/                       12,970,000
                    (Citigroup, Inc. LIQ), 3.510%, 11/1/2007
      8,315,000 3,4 Clark County, NV, (PT-2990), 3.80% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ),                   8,315,000
                    Optional Tender 3/13/2008
      9,600,000 3,4 Clark County, NV, PUTTERs (Series 2113), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A.           9,600,000
                    LIQ), 3.490%, 11/1/2007
     19,980,000 3,4 Clark County, NV, PUTTERs (Series 1353), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A.            19,980,000
                    LIQ), 3.490%, 11/1/2007
     18,710,000 3,4 Las Vegas Valley, NV, Water District, MERLOTS (Series 2003 B-10), Weekly VRDNs (MBIA                  18,710,000
                    Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
      5,370,000 3,4 Nevada State Highway Improvement Authority, (PZ-152), Weekly VRDNs (FSA INS)/                          5,370,000
                    (Merrill Lynch & Co., Inc. LIQ), 3.580%, 11/1/2007
      9,300,000 3,4 Truckee Meadows, NV, Water Authority, ROCs (Series 6078), Weekly VRDNs (FSA INS)/(Citigroup,           9,300,000
                    Inc. LIQ), 3.510%, 11/1/2007
                       TOTAL                                                                                             105,445,000
                    NEW HAMPSHIRE--0.1%
     14,665,000     New Hampshire HEFA, (Series 2007B), Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase               14,665,000
                    Bank, N.A. LIQ), 3.640%, 11/1/2007
                    NEW JERSEY--6.8%
     11,860,000 3,4 Delaware River Port Authority Revenue, PUTTERs (Series 144), Weekly VRDNs (FSA                        11,860,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.470%, 11/1/2007
      9,780,000     East Brunswick Township, NJ, 4.00% BANs, 5/9/2008                                                      9,794,662
      7,948,000     Harding Township, NJ, 4.00% BANs, 2/28/2008                                                            7,956,294
      8,900,000     Harrison Township, NJ, (Series A), 4.00% BANs, 10/17/2008                                              8,937,059
      9,000,000     Hazlet Township, NJ, 4.00% BANs, 8/1/2008                                                              9,014,227
     21,200,000     Lakewood Township, NJ, (Series 2007A), 4.00% BANs, 2/29/2008                                          21,219,989
      7,746,700     Lawrence Township, NJ, 4.00% BANs, 7/25/2008                                                           7,760,810
      6,000,000     Marlboro Township, NJ, 4.00% BANs, 4/11/2008                                                           6,011,729
      4,316,325     Marlboro Township, NJ, 4.00% BANs, 4/11/2008                                                           4,322,952
     13,369,611     Mount Laurel Township, NJ, (Series 2007F), 3.60% BANs, 10/31/2008                                     13,395,414
     14,000,000     New Jersey EDA, (Series 1998), Daily VRDNs (Mount Olive Industrial Realty Co. LLC)/(Bank of           14,000,000
                    New York LOC), 3.600%, 11/1/2007
      1,500,000     New Jersey EDA, (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks            1,500,000
                    PLC LOC), 3.470%, 11/2/2007
     15,290,000     New Jersey Health Care Facilities Financing Authority, (Series 2002), Daily VRDNs (RWJ                15,290,000
                    Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.430%, 11/1/2007
      3,000,000     New Jersey Health Care Facilities Financing Authority, (Series 2004A-1), Weekly VRDNs                  3,000,000
                    (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.430%,
                    11/1/2007
      5,285,000     New Jersey Health Care Facilities Financing Authority, (Series 2005), Daily VRDNs (Recovery            5,285,000
                    Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.430%, 11/1/2007
      5,800,000 3,4 New Jersey Health Care Facilities Financing Authority, PUTTERs (Series 1063), Weekly VRDNs             5,800,000
                    (New Jersey Department of Human Services)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ),
                    3.470%, 11/1/2007
      2,800,000     New Jersey State Educational Facilities Authority, (Series 200D), Weekly VRDNs (Institute              2,800,000
                    for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.490%, 11/1/2007
     21,140,000 3,4 New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 268),              21,140,000
                    Weekly VRDNs (AMBAC INS)/(Bear Stearns & Co., Inc. LIQ), 3.510%, 11/1/2007
     98,600,000 3,4 New Jersey State Transportation Trust Fund Authority, ROCs (Series 12004), Weekly VRDNs               98,600,000
                    (AMBAC INS)/(Citigroup, Inc. LIQ), 3.490%, 11/1/2007
    250,000,000     New Jersey State, (Series Fiscal 2008A), 4.50% TRANs, 6/24/2008                                      251,402,602
     30,860,000     Newark, NJ, General Improvement Notes (Series 2007A-B), 4.00% BANs, 1/24/2008                         30,880,585
     20,073,000     Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008                           20,099,011
     11,915,598     South Orange VIllage Township, NJ, 4.00% BANs, 4/23/2008                                              11,934,684
     14,927,500     South River, NJ, 4.00% BANs, 12/4/2007                                                                14,933,103
     35,240,000 3,4 Tobacco Settlement Financing Corp., NJ, (MT-359), Weekly VRDNs (Merrill Lynch & Co., Inc.             35,240,000
                    LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.500%, 11/1/2007
     12,995,000 3,4 Tobacco Settlement Financing Corp., NJ, MERLOTS (Series 2007-C73), Weekly VRDNs (Bank of New          12,995,000
                    York LIQ)/(United States Treasury PRF), 3.340%, 11/7/2007
     12,805,000 3,4 Tobacco Settlement Financing Corp., NJ, (MT-380), 3.76% TOBs (United States Treasury                  12,805,000
                    COL)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 11/8/2007
     17,000,000 3,4 Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B), Weekly VRDNs (J.P. Morgan             17,000,000
                    Chase & Co. LIQ)/(United States Treasury PRF), 3.490%, 11/1/2007
     14,467,575     Vernon Township, NJ, 4.00% BANs, 1/11/2008                                                            14,472,276
     52,800,000     Woodbridge Township, NJ, 4.00% BANs, 7/3/2008                                                         52,901,920
                       TOTAL                                                                                             742,352,317
                    NEW YORK--5.0%
     22,000,000     East Islip, NY, Union Free School District, 4.00% TANs, 7/11/2008                                     22,041,021
     16,000,000     Lindenhurst, NY, Union Free School District, 4.00% TANs, 6/24/2008                                    16,029,776
     21,100,000 3,4 Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC                 21,100,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
      5,690,000     Monroe County, NY, IDA, (Series 2005), Weekly VRDNs (Cherry Ridge Independent Living,                  5,690,000
                    LLC)/(HSBC Bank USA LOC), 3.460%, 11/1/2007
      9,730,000     Nassau County, NY, IDA, (Series 2005), Weekly VRDNs (North Shore Hebrew Academy High                   9,730,000
                    School)/(Comerica Bank LOC), 3.460%, 11/1/2007
    132,065,000     New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (GTD by One              132,065,000
                    Bryant Park LLC)/(Bayerische Landesbank) INV)/(Bank of America N.A. and Citibank NA, New
                    York LOCs), 3.320%, 11/7/2007
     94,000,000     New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 B), Daily VRDNs (One Bryant Park           94,000,000
                    LLC)/( GTD by Bayerische Landesbank) INV)/(Bank of America N.A. and Citibank NA, New York
                    LOCs), 3.580%, 11/1/2007
     59,200,000     New York City, NY, Municipal Water Finance Authority, Water & Sewer System Fiscal (2008               59,200,000
                    Series BB-2), Weekly VRDNs (Bank of America N.A. LIQ), 3.430%, 11/7/2007
     57,629,000 3,4 New York City, NY, Transitional Finance Authority, Floater Certificates (Series 2006-1665)            57,629,000
                    ,Weekly VRDNs (TFA State/School Building Aid)/(FGIC INS)/(Morgan Stanley LIQ), 3.490%,
                    11/1/2007
      3,105,000 3,4 New York City, NY, (PT-3844), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &            3,105,000
                    Co., Inc. LOC), 3.490%, 11/1/2007
     30,000,000 3,4 New York City, NY, ROCs (Series 251), Weekly VRDNs (GTD by Citigroup Global Markets                   30,000,000
                    Holdings, Inc.)/(Citigroup, Inc. LIQ), 3.520%, 11/1/2007
     29,995,000 3,4 New York State Dormitory Authority, ROCs (Series 10033), Weekly VRDNs (New York State                 29,995,000
                    Personal Income Tax Revenue Bond Fund)/(Citigroup, Inc. LIQ), 3.500%, 11/1/2007
     38,000,000 3,4 New York State Thruway Authority, Floater Certificates (Series 2006-2104), Weekly VRDNs               38,000,000
                    (FGIC, FSA, MBIA Insurance Corp. INS) and Morgan Stanley LIQs), 3.490%, 11/1/2007
     18,410,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1355), Weekly VRDNs (Merrill Lynch          18,410,000
                    & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.500%, 11/1/2007
     10,350,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1359), Weekly VRDNs (Merrill Lynch          10,350,000
                    & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.540%, 11/1/2007
                       TOTAL                                                                                             547,344,797
                    NORTH CAROLINA--0.3%
     13,000,000     Charlotte, NC, Water & Sewer System, 3.65% CP (DePfa Bank PLC LIQ), Mandatory Tender                  13,000,000
                    11/1/2007
      4,160,000     North Carolina Capital Facilities Finance Agency, (Series 2004), Weekly VRDNs (Campbell                4,160,000
                    University)/(Branch Banking & Trust Co. LOC), 3.480%, 11/1/2007
      5,000,000     North Carolina Medical Care Commission, (Series 2005), Weekly VRDNs (Southeastern Regional             5,000,000
                    Medical Center)/(Branch Banking & Trust Co. LOC), 3.480%, 11/1/2007
     10,000,000     Union County, NC, 3.73% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 12/4/2007                       10,000,000
      1,250,000 3,4 University of North Carolina, (PT-3999), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill              1,250,000
                    Lynch & Co., Inc. LIQ), 3.580%, 11/1/2007
                       TOTAL                                                                                              33,410,000
                    OHIO--3.4%
      8,500,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 2004-14), Weekly VRDNs                    8,500,000
                    (Columbus, OH City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.490%,
                    11/1/2007
      1,130,000     Akron, Bath & Copley, OH Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank            1,130,000
                    LOC), 3.560%, 11/1/2007
      2,675,000     Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood,             2,675,000
                    Inc.)/(KBC Bank N.V. LOC), 3.500%, 11/1/2007
     10,330,000     Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A.          10,330,000
                    LOC), 3.480%, 11/1/2007
      3,750,000     Butler County, OH, 4.05% BANs, 9/7/2008                                                                3,765,081
      3,275,000 3,4 Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/(JPMorgan            3,275,000
                    Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
     12,375,000     Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A.           12,375,000
                    LIQ), 3.500%, 11/1/2007
      4,015,000 3,4 Cleveland, OH, Waterworks, MERLOTS (Series 2001-A24), 3.70% TOBs (MBIA Insurance Corp.                 4,015,000
                    INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008
      7,150,000     Cleveland-Cuyahoga County, OH, Port Authority, (Series 2004), Weekly VRDNs (Playhouse Square           7,150,000
                    Foundation)/(Fifth Third Bank, Cincinnati LOC), 3.480%, 11/1/2007
      5,000,000     Cuyahoga County, OH, Health Care Facilities, (Series 2006), Weekly VRDNs (Visiting Nurse               5,000,000
                    Association Healthcare Partners of Ohio)/(National City Bank LOC), 3.470%, 11/1/2007
      5,000,000     Cuyahoga County, OH, IDA, (Series A-1 Remarketing), Weekly VRDNs (University School)/(Key              5,000,000
                    Bank, N.A. LOC), 3.460%, 11/1/2007
      3,900,000     Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank,           3,900,000
                    N.A. LOC), 3.460%, 11/1/2007
      4,655,000     Cuyahoga, OH, Community College District, (Series 2002B), Weekly VRDNs (AMBAC INS)/(Key                4,655,000
                    Bank, N.A. LIQ), 3.460%, 11/1/2007
      1,250,000     Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs                 1,250,000
                    (Witco Corp.)/(Bank of America N.A. LOC), 3.530%, 11/1/2007
      4,440,000     Elyria, OH, (Series 2), 4.00% BANs, 10/2/2008                                                          4,454,918
      7,485,000 3,4 Erie County, OH, Hospital Facilities, (MT-253), Weekly VRDNs (Firelands Regional Medical               7,485,000
                    Center)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.580%, 11/1/2007
      2,755,000     Erie County, OH, (Series 1996A), Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank,           2,755,000
                    N.A. LOC), 3.480%, 11/1/2007
      2,846,000     Euclid, OH, 4.00% BANs, 5/29/2008                                                                      2,849,930
      2,900,000     Franklin County, OH, Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church            2,900,000
                    Residences)/(Key Bank, N.A. LOC), 3.450%, 11/1/2007
      5,930,000     Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Willow Brook                 5,930,000
                    Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 3.470%, 11/1/2007
      6,100,000     Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (First Community              6,100,000
                    Village)/(KBC Bank N.V. LOC), 3.470%, 11/1/2007
      8,820,000     Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Traditions                   8,820,000
                    Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 3.450%, 11/1/2007
      3,075,000     Franklin County, OH, Health Care Facilities, (Series 2006B), Weekly VRDNs (Ohio Presbyterian           3,075,000
                    Retirement Services)/(National City Bank LOC), 3.510%, 11/1/2007
     28,390,000     Hamilton County, OH, (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and              28,390,000
                    Citizens Bank of Pennsylvania LOCs), 3.500%, 11/1/2007
     10,000,000     Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Bank of New York and            10,000,000
                    Citizens Bank of Pennsylvania LOCs), 3.500%, 11/1/2007
      5,180,000     Highland County, OH Joint Hospital District, (Series 2007), Weekly VRDNs (Key Bank, N.A.               5,180,000
                    LOC), 3.500%, 11/1/2007
      8,298,230     Huber Heights, OH, 4.00% BANs, 3/12/2008                                                               8,307,743
      6,390,000     Knox County, OH, (Series 2004), Weekly VRDNs (Knox Community Hospital)/(National City Bank             6,390,000
                    LOC), 3.470%, 11/1/2007
      9,260,000     Lima, OH, 4.06% BANs, 5/1/2008                                                                         9,274,637
      6,380,000     Lorain County, OH, EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank LOC), 3.670%,            6,380,000
                    11/1/2007
      4,290,000     Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A.           4,290,000
                    LOC), 3.650%, 11/1/2007
      4,675,000     Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A.           4,675,000
                    LOC), 3.650%, 11/1/2007
      7,400,000     Lucas County, OH, IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.530%, 11/1/2007               7,400,000
     11,200,000     Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC),           11,200,000
                    3.490%, 11/1/2007
      3,500,000     Lucas County, OH, (Series 1), 4.00% BANs, 9/18/2008                                                    3,510,372
      5,615,000     Madison County, OH, (Series 2005), Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank,             5,615,000
                    N.A. LOC), 3.460%, 11/1/2007
      1,140,000     Marion County, OH, Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center,                1,140,000
                    Inc.)/(Huntington National Bank, Columbus, OH LOC), 3.630%, 11/1/2007
      7,608,200     Maumee, OH, 4.00% BANs, 2/1/2008                                                                       7,612,997
      2,250,000     Middletown, OH, Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC),             2,250,000
                    3.330%, 11/7/2007
     25,495,000 3,4 Middletown, OH, (MT-239), Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co.,           25,495,000
                    Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.630%, 11/1/2007
      3,500,000     New Albany, OH, Community Authority, (Series C), Weekly VRDNs (Key Bank, N.A. LOC), 3.490%,            3,500,000
                    11/1/2007
     20,000,000     Ohio State Air Quality Development Authority, (Series 2006-A), Weekly VRDNs (FirstEnergy              20,000,000
                    Generation Corp.)/(Key Bank, N.A. LOC), 3.320%, 11/7/2007
     10,700,000     Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll           10,700,000
                    University, OH)/(JPMorgan Chase Bank, N.A. LOC), 3.460%, 11/1/2007
      5,695,000 3,4 Ohio State Turnpike Commission, Floater Certificates 1998-71, Weekly VRDNs (FGIC                       5,695,000
                    INS)/(Morgan Stanley LIQ), 3.500%, 11/1/2007
      3,150,000     Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B), Weekly            3,150,000
                    VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 3.280%, 11/7/2007
      1,080,000 3,4 Ohio State, P-Floats (Series EC-1073), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.520%,                  1,080,000
                    11/1/2007
      2,310,000 3,4 Ohio State, P-Floats (Series EC-1074), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.520%,                  2,310,000
                    11/1/2007
      2,569,000     Pepper Pike, OH, (Series 2), 4.15% BANs, 9/18/2008                                                     2,577,704
      1,300,000     Pike County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Bristol Village                  1,300,000
                    Homes)/(Key Bank, N.A. LOC), 3.450%, 11/1/2007
      4,000,000     Richland County, OH, (Series C), 4.50% BANs, 7/30/2008                                                 4,020,657
      3,235,000     Richland County, OH, 4.75% BANs, 12/5/2007                                                             3,237,985
      4,655,000     Ross County, OH, Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH            4,655,000
                    LOC), 3.610%, 11/1/2007
      2,860,000     Sandusky, OH, 4.25% BANs, 10/22/2008                                                                   2,880,141
      5,230,000     Seneca County, OH, Health Care Facilities, Revenue Refunding and Improvement Bonds (Series             5,230,000
                    2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 3.490%,
                    11/1/2007
      1,885,000     Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services,                            1,885,000
                    Inc.)/(FirstMerit Bank, N.A. LOC), 3.670%, 11/1/2007
      5,135,000     Summit County, OH, (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A.           5,135,000
                    LOC), 3.460%, 11/1/2007
      4,900,000     Trumbull County, OH, Sewer District, 4.00% BANs, 3/27/2008                                             4,907,025
     12,960,000     University of Cincinnati, OH, (Series F), 3.73% BANs, 4/1/2008                                        12,960,000
      3,415,000     Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank,              3,415,000
                    Cincinnati LOC), 3.470%, 11/1/2007
        780,000     Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M                  780,000
                    Realty)/(JPMorgan Chase Bank, N.A. LOC), 3.470%, 11/1/2007
      6,555,000     Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003), Weekly VRDNs (West View               6,555,000
                    Manor)/(Fifth Third Bank, Cincinnati LOC), 3.510%, 11/1/2007
                       TOTAL                                                                                             370,474,190
                    OKLAHOMA--0.2%
      1,900,000     Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial               1,900,000
                    Fund, Inc.)/(Bank of America N.A. LOC), 3.530%, 11/1/2007
      7,075,000     Oklahoma Industries Authority, (Series 2005), Weekly VRDNs (Oklahoma Christian                         7,075,000
                    University)/(LaSalle Bank, N.A. LOC), 3.460%, 11/1/2007
      6,800,000     Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society,             6,800,000
                    Inc.)/(Bank of America N.A. LOC), 3.480%, 11/1/2007
      3,000,000 3,4 Tulsa, OK, International Airport, Variable Rate Certificates (Series 1997B-2), Weekly VRDNs            3,000,000
                    (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.500%, 11/1/2007
                       TOTAL                                                                                              18,775,000
                    OREGON--1.3%
    115,000,000     Oregon State, (2007 Series A), 4.50% TANs, 6/30/2008                                                 115,641,224
     17,075,000     Oregon State, Veteran's Welfare Bonds (Series 73G), Weekly VRDNs (JPMorgan Chase Bank, N.A.           17,075,000
                    LIQ), 3.200%, 11/7/2007
      6,500,000     Portland, OR, EDR Board, (Series 2003-A), Weekly VRDNs (Broadway Housing LLC)/                         6,500,000
                    (AMBAC INS)/(Key Bank, N.A. LIQ), 3.460%, 11/1/2007
      3,560,000 3,4 Portland, OR, Sewer System, PUTTERs (Series 1343), Weekly VRDNs (MBIA Insurance Corp.                  3,560,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
                       TOTAL                                                                                             142,776,224
                    PENNSYLVANIA--6.5%
      6,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2003-24), Weekly VRDNs            6,000,000
                    (Philadelphia, PA School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.490%,
                    11/1/2007
     12,205,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2007-47), Weekly VRDNs           12,205,000
                    (Lancaster, PA)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.500%, 11/1/2007
      4,710,000     Allegheny County, PA, HDA, (Series 1990 D), Weekly VRDNs (Presbyterian University                      4,710,000
                    Hospital)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.470%, 11/1/2007
      6,600,000     Allegheny County, PA, HDA, (Series 2005A), Weekly VRDNs (Children's Institute of                       6,600,000
                    Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.460%, 11/1/2007
      5,955,000     Allegheny County, PA, HDA, (Series 2005B), Weekly VRDNs (Children's Institute of                       5,955,000
                    Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.460%, 11/1/2007
      2,495,000     Allegheny County, PA, HDA, (Series A of 2004), 3.70% TOBs (Jefferson Regional Medical                  2,495,000
                    Center, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2008
      6,845,000     Allegheny County, PA, HDA, (Series B1), Weekly VRDNs (Presbyterian University                          6,845,000
                    Hospital)/(JPMorgan Chase Bank, N.A. LOC), 3.470%, 11/1/2007
      1,500,000     Allegheny County, PA, IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center                          1,500,000
                    Associates)/(National City Bank LOC), 3.460%, 11/1/2007
      2,550,000     Allegheny County, PA, IDA, (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High              2,550,000
                    School)/(PNC Bank, N.A. LOC), 3.470%, 11/1/2007
      6,600,000     Allegheny County, PA, IDA, (Series 2005), Weekly VRDNs (Carnegie Museums of                            6,600,000
                    Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.470%, 11/1/2007
      1,315,000     Allegheny County, PA, IDA, (Series B of 1997), Weekly VRDNs (Jewish Community                          1,315,000
                    Center)/(National City Bank LOC), 3.510%, 11/1/2007
      5,500,000     Allegheny County, PA, IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC            5,500,000
                    Bank, N.A. LOC), 3.460%, 11/1/2007
      2,500,000     Allegheny County, PA, IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of                         2,500,000
                    Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.470%, 11/1/2007
      3,800,000     Bermudian Springs, PA,School District, (Series 2005), Weekly VRDNs (FSA INS)/(Royal Bank of            3,800,000
                    Canada, Montreal LIQ), 3.450%, 11/1/2007
      8,800,000     Bucks County, PA, IDA, (Series 2007A), Weekly VRDNs (Pennswood Village)/(Bank of America               8,800,000
                    N.A. LOC), 3.480%, 11/1/2007
      5,455,000     Bucks County, PA, IDA, (Series 2007B), Weekly VRDNs (Pennswood Village)/(Bank of America               5,455,000
                    N.A. LOC), 3.480%, 11/1/2007
      3,765,000     Central Bucks, PA, School District, (Series 2000A), Weekly VRDNs (FGIC INS)/(Dexia Credit              3,765,000
                    Local LIQ), 3.450%, 11/1/2007
      2,740,000     Chester County, PA, IDA, (Series of 2003), Weekly VRDNs (West Chester University)/                     2,740,000
                    (Citizens Bank of Pennsylvania LOC), 3.330%, 11/7/2007
      8,400,000     Clearfield County, PA, IDA, (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/                 8,400,000
                    (PNC Bank, N.A. LOC), 3.460%, 11/1/2007
      5,000,000 3,4 Commonwealth of Pennsylvania, (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co.               5,000,000
                    LIQ), 3.340%, 11/7/2007
      4,510,000 3,4 Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696, Weekly VRDNs (FSA                 4,510,000
                    INS)/(Morgan Stanley LIQ), 3.500%, 11/1/2007
      6,000,000     Cumberland County, PA, Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes,           6,000,000
                    Inc.)/(KBC Bank N.V. LOC), 3.470%, 11/1/2007
      3,180,000     Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA            3,180,000
                    LIQ), 3.450%, 11/1/2007
      7,500,000     Dallastown Area School District, PA, (Series 2006), Weekly VRDNs (FSA INS)/(BNP Paribas SA             7,500,000
                    LIQ), 3.450%, 11/1/2007
     18,650,000     Dauphin County, PA, General Authority, (Education and Health Loan Program, Series 1997),              18,650,000
                    Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.480%, 11/1/2007
      9,800,000     Dauphin County, PA, IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of                    9,800,000
                    Pennsylvania LOC), 3.460%, 11/2/2007
     13,320,000 3,4 Delaware Valley, PA, Regional Finance Authority, BB&T Floater Certificates (Series 2028),             13,320,000
                    Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 3.530%, 11/1/2007
      4,555,000 3,4 Delaware Valley, PA, Regional Finance Authority, Variable Rate Certificates (Series 2002E),            4,555,000
                    Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.500%, 11/1/2007
     16,760,000     Doylestown Hospital Authority, PA, (Series 1998 B), Weekly VRDNs (Doylestown Hospital,                16,760,000
                    PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 3.580%, 11/1/2007
     14,900,000     Erie County, PA, Hospital Authority, Weekly VRDNs (St. Vincent Health System)/                        14,900,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.500%, 11/1/2007
      9,400,000     Horizon Hospital System Authority, PA, (Series 2002), Weekly VRDNs (St. Paul Homes)/                   9,400,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 11/1/2007
      7,400,000     Lancaster, PA Municipal Authority, (Series C of 2006), Weekly VRDNs (Garden Spot                       7,400,000
                    Village)/(Fulton Bank LOC), 3.320%, 11/7/2007
      2,844,000     Lawrence County, PA, IDA, (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/                 2,844,000
                    (Allied Irish Banks PLC LOC), 3.470%, 11/1/2007
      5,295,000     Lebanon County, PA, Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church            5,295,000
                    of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 3.460%, 11/1/2007
      8,680,000 3,4 Lehigh County, PA, General Purpose Authority, ROC (Series 862CE), Weekly VRDNs (St. Lukes              8,680,000
                    Hospital of Bethlehem)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.510%,
                    11/1/2007
      6,495,000     Lehigh County, PA, General Purpose Authority, (Series 2000), Weekly VRDNs (The Good Shepherd           6,495,000
                    Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.530%, 11/1/2007
     64,815,000     Moon, PA, IDA, Providence Point (Series 2007), Weekly VRDNs (Baptist Homes, Inc.)/(Bank of            64,815,000
                    Scotland, Edinburgh LOC), 3.500%, 11/1/2007
        500,000     Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC),                  500,000
                    3.460%, 11/1/2007
      3,700,000     Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5), Weekly VRDNs               3,700,000
                    (Keystone College)/(PNC Bank, N.A. LOC), 3.460%, 11/1/2007
      3,000,000     Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs                 3,000,000
                    (Drexel University)/( GTD by Landesbank Hessen-Thueringen) LOC), 3.430%, 11/1/2007
     11,290,000     Pennsylvania State Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Holy           11,290,000
                    Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.460%, 11/1/2007
      6,800,000     Pennsylvania State Higher Education Facilities Authority, (Series H1), Weekly VRDNs (Beaver            6,800,000
                    College, PA)/(Allied Irish Banks PLC LOC), 3.460%, 11/1/2007
      9,600,000     Pennsylvania State Higher Education Facilities Authority, (Series I-3), Weekly VRDNs                   9,600,000
                    (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 3.460%, 11/1/2007
      3,100,000     Pennsylvania State Higher Education Facilities Authority, (Series I-6), Weekly VRDNs (York             3,100,000
                    College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.510%,
                    11/1/2007
      6,000,000     Pennsylvania State Higher Education Facilities Authority, (Series J1), Weekly VRDNs (Juniata           6,000,000
                    College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.460%, 11/1/2007
      6,945,000 3,4 Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018), Weekly VRDNs             6,945,000
                    (AMBAC INS)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
      6,050,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), Weekly            6,050,000
                    VRDNs (Washington & Jefferson College)/(National City Bank LOC), 3.470%, 11/1/2007
      1,000,000     Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ),                1,000,000
                    3.430%, 11/1/2007
      3,100,000     Philadelphia, PA, Authority for Industrial Development, (Series 1998), Weekly VRDNs                    3,100,000
                    (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 3.460%, 11/1/2007
    192,575,000     Philadelphia, PA, Authority for Industrial Development, Multi-Modal Lease Revenue Refunding          192,575,000
                    Bonds (2007 Series B), Weekly VRDNs (FGIC INS)/(Bank of New York and JPMorgan Chase Bank,
                    N.A. LIQs), 3.480%, 11/1/2007
      2,945,000     Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2003), Daily              2,945,000
                    VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC),
                    3.460%, 11/1/2007
      2,980,000     Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly             2,980,000
                    VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 3.430%, 11/1/2007
     22,415,000 3,4 Philadelphia, PA, Water & Wastewater System, MuniTOPS (Series 2007-44), Weekly VRDNs (AMBAC           22,415,000
                    INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.500%, 11/1/2007
     15,075,000 3,4 Philadelphia, PA, Water & Wastewater System, MuniTOPS (Series 2007-49), Weekly VRDNs (AMBAC           15,075,000
                    INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.500%, 11/1/2007
     33,000,000     Philadelphia, PA, (Series A), 4.50% TRANs, 6/30/2008                                                  33,175,643
     38,100,000     Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, (Series A of 2007), Weekly          38,100,000
                    VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 3.470%, 11/1/2007
      3,800,000 3,4 Scranton-Lackawanna, PA, Health & Welfare Authority, MERLOTS (Series 2002-A18), Weekly VRDNs           3,800,000
                    (University of Scranton)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
      7,400,000     Southcentral PA, General Authority, (Series 2003), Weekly VRDNs (AMBAC INS)/(RBC Centura               7,400,000
                    Bank LIQ), 3.480%, 11/1/2007
      5,900,000     Southcentral PA, General Authority, (Series 2005), Weekly VRDNs (Hanover Lutheran Retirement           5,900,000
                    Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 11/2/2007
      7,395,000     Southcentral PA, General Authority, (Series 2005B), Weekly VRDNs (Wellspan Health Obligated            7,395,000
                    Group)/(AMBAC INS)/(Citibank NA, New York LIQ), 3.240%, 11/7/2007
      4,000,000     Westmoreland County, PA, IDA, (Series 2005C), Weekly VRDNs (Excela Health)/(Wachovia Bank              4,000,000
                    N.A. LOC), 3.430%, 11/1/2007
                       TOTAL                                                                                             703,684,643
                    RHODE ISLAND--0.3%
     15,000,000     Cumberland, RI, 4.00% BANs, 5/15/2008                                                                 15,027,073
     11,000,000     Tiverton, RI, 4.25% BANs, 7/14/2008                                                                   11,037,077
                       TOTAL                                                                                              26,064,150
                    SOUTH CAROLINA--0.8%
      5,882,500 3,4 Berkeley County, SC, School District, Floater Certificates (Series 2001-656), Weekly VRDNs             5,882,500
                    (FSA INS)/(Morgan Stanley LIQ), 3.500%, 11/1/2007
     64,595,000 3,4 Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs          64,595,000
                    (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.500%, 11/1/2007
      4,800,000     South Carolina Jobs-EDA, (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation,                    4,800,000
                    Inc.)/(Bank of America N.A. LOC), 3.480%, 11/1/2007
      4,000,000     South Carolina Jobs-EDA, (Series 2006), Weekly VRDNs (Carolina Community Care, Inc.)/                  4,000,000
                    (National Bank of South Carolina LOC), 3.480%, 11/1/2007
      9,110,000     South Carolina Jobs-EDA, (Series 2006B), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/                9,110,000
                    (Wachovia Bank N.A. LOC), 3.460%, 11/1/2007
         35,000 3,4 South Carolina Transportation Infrastructure Bank, (Series 2006-1359), Weekly VRDNs (AMBAC                35,000
                    INS)/(Morgan Stanley LIQ), 3.500%, 11/1/2007
                       TOTAL                                                                                              88,422,500
                    SOUTH DAKOTA--0.0%
      3,675,000     Rapid City, SD, Area School District No. 51-4, (Series 2007A), 4.125% TANs, 5/20/2008                  3,683,500
                    TENNESSEE--2.1%
      4,300,000     Blount County, TN, Public Building Authority, (Series 2006D-8-A), Daily VRDNs (Blount                  4,300,000
                    County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.620%, 11/1/2007
      3,500,000     Blount County, TN, Public Building Authority, (Series D-11-C), Daily VRDNs (Cocke County,              3,500,000
                    TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.620%, 11/1/2007
      3,255,000     Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds                3,255,000
                    (Series D7-B), Daily VRDNs (Hawkins County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank
                    PLC LIQ), 3.620%, 11/1/2007
      6,400,000     Chattanooga, TN, HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 3.560%,              6,400,000
                    11/1/2007
     15,315,000     Chattanooga, TN, Health & Housing Facility Board, (Series 2004-A), Weekly VRDNs (Cumberland           15,315,000
                    Medical Center, Inc.)/(Regions Bank, Alabama LOC), 3.460%, 11/1/2007
      4,100,000     Chattanooga, TN, IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 3.440%,                  4,100,000
                    11/7/2007
     11,350,000 3,4 Chattanooga, TN, IDB, PUTTERs (Series 2055), Weekly VRDNs (Southside Redevelopment                    11,350,000
                    Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
     17,265,000 3,4 Elizabethton, TN, Health & Educational Facilities Board, (MERLOTS 2000 GG), 3.35% TOBs                17,265,000
                    (Mountain States Health Alliance)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ),
                    Optional Tender 2/20/2008
      8,860,000     Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs              8,860,000
                    (Johnson Bible College)/(Regions Bank, Alabama LOC), 3.460%, 11/1/2007
      8,450,000     Memphis, TN, Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South                    8,450,000
                    Bluffs)/(SunTrust Bank LOC), 3.480%, 11/1/2007
        400,000     Metropolitan Government Nashville & Davidson County, TN, HEFA, (Series 1996), Weekly VRDNs               400,000
                    (Dede Wallace Center)/(SunTrust Bank LOC), 3.440%, 11/7/2007
      4,200,000     Sevier County, TN, Public Building Authority, (Series II-B-2), Weekly VRDNs (Citizens Gas              4,200,000
                    Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ), 3.470%,
                    11/1/2007
      2,345,000     Sevier County, TN, Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville,                2,345,000
                    TN)/(AMBAC INS)/(KBC Bank N.V. LIQ), 3.470%, 11/1/2007
      5,000,000     Sevier County, TN, Public Building Authority, (Series IV-F-2), Daily VRDNs (Cumberland                 5,000,000
                    County, TN IDB)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.620%, 11/1/2007
      3,700,000     Sevier County, TN, Public Building Authority, (Series IV-J-2), Daily VRDNs (Mt. Juliet,                3,700,000
                    TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.620%, 11/1/2007
      5,150,000     Sevier County, TN, Public Building Authority, (Series VI-F-2), Daily VRDNs (Warren County,             5,150,000
                    TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.620%, 11/1/2007
     15,000,000     Sevier County, TN, Public Building Authority, (Series VI-I-1), Daily VRDNs (Sevier County,            15,000,000
                    TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.620%, 11/1/2007
     10,000,000     Shelby County, TN, Health Education & Housing Facilities Board, (Series 2007), Weekly VRDNs           10,000,000
                    (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 3.260%, 11/7/2007
     13,500,000     Sullivan County, TN, Health Educational & Housing Facilities Board, (Series 2005), Weekly             13,500,000
                    VRDNs (Wellmont Health System)/(Bank of America N.A. LOC), 3.450%, 11/1/2007
      1,990,000 3,4 Tennessee Energy Acquisition Corp., (PT-3646), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),           1,990,000
                    3.580%, 11/1/2007
     34,995,000 3,4 Tennessee Energy Acquisition Corp., (PT-3907), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),          34,995,000
                    3.580%, 11/1/2007
     15,335,000 3,4 Tennessee Energy Acquisition Corp., (PT-4386), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),          15,335,000
                    3.580%, 11/1/2007
     11,740,000 3,4 Tennessee Energy Acquisition Corp., CRVS Floaters (Series 2007-7), Weekly VRDNs (Landesbank           11,740,000
                    Hessen-Thueringen LIQ), 3.550%, 11/1/2007
      2,255,000 3,4 Tennessee Energy Acquisition Corp., P-Floats (Series EC-1147), Weekly VRDNs (Merrill Lynch &           2,255,000
                    Co., Inc. LIQ), 3.580%, 11/1/2007
     22,900,000     Wilson County, TN, Sports Authority, (Series 1999), Weekly VRDNs (PNC Bank, N.A. LOC),                22,900,000
                    3.460%, 11/1/2007
                       TOTAL                                                                                             231,305,000
                    TEXAS--13.1%
      5,500,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), Weekly VRDNs              5,500,000
                    (Leander, TX ISD)/(GTD by Texas Permanent School Fund Guarantee Program) /(ABN AMRO Bank NV,
                    Amsterdam LIQ), 3.500%, 11/1/2007
     16,745,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2004-5), Weekly VRDNs              16,745,000
                    (Lake Travis, TX ISD)/(GTD by Texas Permanent School Fund Guarantee Program) /(ABN AMRO Bank
                    NV, Amsterdam LIQ), 3.500%, 11/1/2007
     24,470,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Texas Non-AMT), (Series 2005-8), Weekly VRDNs (North            24,470,000
                    Texas Tollway Authority)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.500%, 11/1/2007
     12,430,000 3,4 Alamo, TX, Community College District, MuniTOPs (Series 2007-40), Weekly VRDNs (FGIC                  12,430,000
                    INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.500%, 11/1/2007
    100,665,000     Arlington, TX, Dallas Cowboys Complex (Series 2005B), Weekly VRDNs (MBIA Insurance Corp.             100,665,000
                    INS)/(DePfa Bank PLC LIQ), 3.470%, 11/1/2007
      6,100,000 3,4 Austin, TX, Electric Utility System, ROCs (Series 6080), Weekly VRDNs (FSA INS)/                       6,100,000
                    (Citigroup, Inc. LIQ), 3.510%, 11/1/2007
     13,605,000 3,4 Austin, TX, Electric Utility System, (Series 2002-744D), Weekly VRDNs (AMBAC INS)/                    13,605,000
                    (Morgan Stanley LIQ), 3.500%, 11/1/2007
      6,415,000 3,4 Austin, TX, Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly VRDNs (FSA                 6,415,000
                    INS)/(Bank of New York LIQ), 3.340%, 11/7/2007
     10,000,000 3,4 Austin, TX, MERLOTS (Series 2000-A26), 3.70% TOBs (MBIA Insurance Corp. INS)/                         10,000,000
                    (Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008
      3,500,000     Bexar County, TX, Housing Finance Corp., (Series 2005A), Weekly VRDNs (Summit Hills                    3,500,000
                    Apartments)/(FHLMC LOC), 3.480%, 11/1/2007
      8,890,000 3,4 Brownsville, TX, ISD, (PT-3627), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee            8,890,000
                    Program)/(Merrill Lynch & Co., Inc. LIQ), 3.520%, 11/1/2007
     24,150,000 3,4 Clipper Tax-Exempt Certificates Trust (Texas Non-AMT), (Series 2007-36), Weekly VRDNs (GTD            24,150,000
                    by Texas Permanent School Fund Guarantee Program)/(State Street Bank and Trust Co. LIQ),
                    3.490%, 11/1/2007
      8,650,000     Crawford, TX, Education Facilities Corp., (Series 2004A), Weekly VRDNs (Central Houston                8,650,000
                    Parking LLC)/(BNP Paribas SA LOC), 3.520%, 11/1/2007
     11,800,000 3,4 Cypress-Fairbanks, TX, ISD, (PT-2858), Weekly VRDNs (GTD by Texas Permanent School Fund               11,800,000
                    Guarantee Program)/(KBC Bank N.V. LIQ), 3.520%, 11/1/2007
      6,155,000 3,4 Dallas, TX, Area Rapid Transit, PUTTERs (Series 1719), Weekly VRDNs (AMBAC INS)/                       6,155,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
      6,080,000 3,4 Dallas, TX, Area Rapid Transit, PUTTERs (Series 1732), Weekly VRDNs (AMBAC INS)/                       6,080,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.490%, 11/1/2007
     17,785,000 3,4 Dallas, TX, (PT-369), Weekly VRDNs (DePfa Bank PLC LIQ), 3.490%, 11/1/2007                            17,785,000
     11,500,000     El Paso, TX, HFDC, (Series 2007), Weekly VRDNs (Bienvivir Senior Health Services)/                    11,500,000
                    (JPMorgan Chase Bank, N.A. LOC), 3.480%, 11/1/2007
      4,240,000 3,4 Frisco, TX, (PT-2737), Weekly VRDNs (MBIA Insurance Corp. INS)/(KBC Bank N.V. LIQ), 3.580%,            4,240,000
                    11/1/2007
      8,490,000 3,4 Frisco, TX, (PT-2789), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc.              8,490,000
                    LIQ), 3.520%, 11/1/2007
        400,000     Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan                 400,000
                    Chase Bank, N.A. LOC), 3.500%, 11/1/2007
     13,310,000 3,4 Grapevine-Colleyville, TX, ISD, (PT-2766), Weekly VRDNs (GTD by Texas Permanent School Fund           13,310,000
                    Guarantee Program)/(KBC Bank N.V. LIQ), 3.520%, 11/1/2007
      9,280,000     Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (Brazos Presbyterian Homes,                       9,280,000
                    Inc.)/(Allied Irish Banks PLC LOC), 3.480%, 11/1/2007
      4,700,000     Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase             4,700,000
                    Bank, N.A. LOC), 3.500%, 11/1/2007
     22,820,000     Harris County, TX, HFDC, (Series 2005A), Weekly VRDNs (St. Luke's Episcopal Hospital)/                22,820,000
                    (FGIC INS)/(Citibank NA, New York and JPMorgan Chase Bank, N.A. LIQs), 3.470%, 11/1/2007
    170,550,000     Harris County, TX, HFDC, (Series 2006A), Weekly VRDNs (Methodist Hospital, Harris County,            170,550,000
                    TX), 3.430%, 11/1/2007
     12,330,000 3,4 Harris County, TX, HFDC, MERLOTS (Series 2007 C-79), Weekly VRDNs (SCH Healthcare                     12,330,000
                    System)/(United States Treasury COL)/(Bank of New York LIQ), 3.340%, 11/7/2007
     31,330,000 3,4 Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup, Inc. LIQ), 3.510%, 11/1/2007          31,330,000
      6,990,000 3,4 Harris County, TX, P-Floats (Series EC-1105), Weekly VRDNs (MBIA Insurance Corp. INS)/                 6,990,000
                    (Merrill Lynch & Co., Inc. LIQ), 3.540%, 11/1/2007
     13,155,000 3,4 Harris County, TX, (PT-4292), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ),                 13,155,000
                    3.520%, 11/1/2007
     12,000,000 3,4 Houston, TX, Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/                       12,000,000
                    (Bank of New York LIQ), 3.340%, 11/7/2007
     10,470,000 3,4 Houston, TX, Combined Utility System, (PT-2670), Weekly VRDNs (MBIA Insurance Corp.                   10,470,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.520%, 11/1/2007
      5,940,000 3,4 Houston, TX, Combined Utility System, Austin (Series BOA 169), Weekly VRDNs (FGIC INS)/(Bank           5,940,000
                    of America N.A. LIQ), 3.500%, 11/1/2007
      2,600,000     Houston, TX, Higher Education Finance Corp., (Series 2000), Weekly VRDNs (Houston Baptist              2,600,000
                    University Project)/(JPMorgan Chase Bank, N.A. LOC), 3.500%, 11/1/2007
     10,135,000     Houston, TX, Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student            10,135,000
                    Housing LLC)/(Wachovia Bank N.A. LOC), 3.540%, 11/1/2007
      4,860,000     Houston, TX, Higher Education Finance Corp., (Series 2003A), Tierwester Oaks and Richfield             4,860,000
                    Manor Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 3.900%, 11/1/2007
     15,995,000 3,4 Houston, TX, ISD, (Series 1733), Weekly VRDNs (GTD by Texas PSFG Program)/(JPMorgan Chase             15,995,000
                    Bank, N.A. LIQ), 3.490%, 11/1/2007
     19,435,000 3,4 Houston, TX, ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (GTD by Texas PSFG             19,435,000
                    Program)/(Morgan Stanley LIQ), 3.500%, 11/1/2007
     10,995,000 3,4 Houston, TX, ISD, (PT-3968), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee               10,995,000
                    Program)/(Merrill Lynch & Co., Inc. LIQ), 3.520%, 11/1/2007
      5,960,000 3,4 Houston, TX, Water & Sewer System, (PT-4210), Weekly VRDNs (FSA INS)/(Dexia Credit Local               5,960,000
                    LIQ), 3.520%, 11/1/2007
      7,915,000 3,4 Houston, TX, Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA                       7,915,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
      8,950,000 3,4 Irving, TX, ISD, (PT-3954), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee                 8,950,000
                    Program)/(Wells Fargo & Co. LIQ), 3.490%, 11/1/2007
     10,690,000 3,4 Irving, TX, ISD, Class A Certificates (Series 2006-273), Weekly VRDNs (GTD by Texas                   10,690,000
                    Permanent School Fund Guarantee Program)/(Bear Stearns & Co., Inc. LIQ), 3.510%, 11/1/2007
      5,130,000 3,4 Lamar, TX, Consolidated ISD, ROCs (Series 10276), Weekly VRDNs (GTD by Texas Permanent                 5,130,000
                    School Fund Guarantee Program)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
      9,055,000 3,4 Laredo, TX, ISD, (PT-2673), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee                 9,055,000
                    Program)/(Merrill Lynch & Co., Inc. LIQ), 3.520%, 11/1/2007
     11,760,000 3,4 McAllen, TX, ISD, (PT-3082), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee               11,760,000
                    Program)/(Merrill Lynch & Co., Inc. LIQ), 3.520%, 11/1/2007
      8,560,000 3,4 McKinney, TX, ISD, (PT-1180), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee               8,560,000
                    Program)/(Merrill Lynch & Co., Inc. LIQ), 3.520%, 11/1/2007
     12,280,000 3,4 North East, TX, ISD, (PT-3958), 3.77% TOBs (GTD by Texas Permanent School Fund Guarantee              12,280,000
                    Program)/(Dexia Credit Local LIQ), Optional Tender 3/6/2008
        970,000 3,4 North East, TX, ISD, PUTTERs (Series 390), Weekly VRDNs (GTD by Texas Permanent School Fund              970,000
                    Guarantee Program)/(JPMorgan Chase Bank, N.A. LIQ), 3.500%, 11/1/2007
      4,910,000 3,4 North Texas Municipal Water District, (PT-5550), Weekly VRDNs (MBIA Insurance Corp.                    4,910,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.520%, 11/1/2007
     14,630,000 3,4 North Texas Municipal Water District, (ROCs 6074), Weekly VRDNs (MBIA Insurance Corp.                 14,630,000
                    INS)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
     43,200,000     North Texas Tollway Authority, Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/                 43,200,000
                    (DePfa Bank PLC LIQ), 3.270%, 11/7/2007
     51,990,000 3,4 North Texas Tollway Authority, Trust Receipts (Series 2006 FR/RI-P97), Weekly VRDNs (AMBAC            51,990,000
                    INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.290%, 11/7/2007
      5,400,000 3,4 San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A12), Weekly VRDNs (United                5,400,000
                    States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
     11,600,000     San Antonio, TX, Electric & Gas System, (Series 2003), Weekly VRDNs (Bank of America N.A.             11,600,000
                    LIQ), 3.240%, 11/7/2007
      5,850,000 3,4 San Antonio, TX, Electric & Gas System, MERLOTS (Series 2001 A10), Weekly VRDNs (Wachovia              5,850,000
                    Bank N.A. LIQ), 3.340%, 11/7/2007
     89,975,000 3,4 San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 3.70% TOBs (FSA                    89,975,000
                    INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008
      7,935,000 3,4 San Antonio, TX, ISD, (PT-1184), Weekly VRDNs (GTD by Texas Permanent School Fund Guarantee            7,935,000
                    Program)/(Merrill Lynch & Co., Inc. LIQ), 3.520%, 11/1/2007
      3,650,000 3,4 San Antonio, TX, ROCs (Series 6003), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.510%,             3,650,000
                    11/1/2007
     67,000,000 3,4 Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246), Weekly VRDNs (KBC Bank N.V.             67,000,000
                    LIQ), 3.580%, 11/1/2007
    105,000,000 3,4 Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4282), Weekly VRDNs (Merrill Lynch &          105,000,000
                    Co., Inc. LIQ), 3.580%, 11/1/2007
     65,000,000 3,4 Texas Municipal Gas Acquisition & Supply Corp. II, P-Floats (Series EC-1170), Weekly VRDNs            65,000,000
                    (Merrill Lynch & Co., Inc. LIQ), 3.580%, 11/1/2007
     34,000,000 3,4 Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014), Weekly VRDNs (Dexia           34,000,000
                    Credit Local LIQ), 3.580%, 11/1/2007
     21,000,000 3,4 Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015), Weekly VRDNs                  21,000,000
                    (Landesbank Hessen-Thueringen LIQ), 3.580%, 11/1/2007
     18,070,000 3,4 Texas State Transportation Commission, (PT-3483), Weekly VRDNs (Texas State)/(Merrill Lynch           18,070,000
                    & Co., Inc. LIQ), 3.500%, 11/1/2007
      8,810,000 3,4 Texas State Transportation Commission, Class A Certificates (Series 2007-302), Weekly VRDNs            8,810,000
                    (Texas State)/(Bear Stearns & Co., Inc. LIQ), 3.500%, 11/1/2007
      8,685,000 3,4 Texas State Transportation Commission, Eagles (Series 2007-0139), Weekly VRDNs (Texas                  8,685,000
                    State)/(Citibank NA, New York LIQ), 3.510%, 11/1/2007
     13,590,000 3,4 Texas State Transportation Commission, P-Floats (Series EC-1114), Weekly VRDNs (Texas                 13,590,000
                    State)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.540%, 11/1/2007
      6,490,000 3,4 Texas State Transportation Commission, ROCs (Series 4083), Weekly VRDNs (Texas                         6,490,000
                    State)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
      8,100,000 3,4 Texas State University System, (PT-3473) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc.             8,100,000
                    LIQ), 3.520%, 11/1/2007
     71,500,000     Texas State, (Series 2007), 4.50% TRANs, 8/28/2008                                                    71,947,677
                       TOTAL                                                                                           1,432,567,677
                    UTAH--0.9%
     22,350,000     Emery County, UT, PCRRB (Series 1991), Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC),                22,350,000
                    3.280%, 11/7/2007
     11,000,000     Murray City, Utah Hospital Revenue, (Series 2005C), Weekly VRDNs (IHC Health Services,                11,000,000
                    Inc.)/(Citibank NA, New York LIQ), 3.470%, 11/1/2007
     47,500,000 3,4 Riverton, UT, Hospital Revenue Authority, PUTTERs (Series 1762), Weekly VRDNs (IHC Health             47,500,000
                    Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 3.490%, 11/1/2007
     11,980,000 3,4 Utah State Board of Regents, (PT-4321), Weekly VRDNs (MBIA Insurance Corp. INS)/                      11,980,000
                    (Dexia Credit Local LIQ), 3.520%, 11/1/2007
      4,000,000 3,4 Utah State Transit Authority, GS Trust (Series 2007-632), Weekly VRDNs (MBIA Insurance Corp.           4,000,000
                    INS)/(Goldman Sachs Group, Inc. LIQ), 3.500%, 11/1/2007
                       TOTAL                                                                                              96,830,000
                    VIRGINIA--0.7%
      2,000,000     Alexandria, VA, IDA, (Series 2005), Weekly VRDNs (American Statistical Association)/                   2,000,000
                    (SunTrust Bank LOC), 3.260%, 11/7/2007
      6,075,000     Alexandria, VA, IDA, (Series 2006), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC               6,075,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.510%, 11/1/2007
      2,400,000     Hampton, VA, Redevelopment & Housing Authority, (Series 1998), Weekly VRDNs (Township                  2,400,000
                    Apartments)/(FNMA LOC), 3.250%, 11/7/2007
     16,800,000 3,4 Henrico County, VA, IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health                     16,800,000
                    System)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.330%, 11/7/2007
      3,400,000     James City County, VA, IDA, (Series 1997), Weekly VRDNs (Riverside Health System), 3.610%,             3,400,000
                    11/7/2007
      5,845,000     Newport News, VA, EDA, Oyster Point Town Center, Weekly VRDNs (Newport News, VA)/(SunTrust             5,845,000
                    Bank LIQ), 3.260%, 11/7/2007
     15,000,000     Peninsula Port Authority, VA, (Series 2004), Weekly VRDNs (Riverside Health System), 3.240%,          15,000,000
                    11/7/2007
      7,000,000     Virginia Beach, VA, Development Authority, (Series 2004), Weekly VRDNs (LifeNet Corp.)/                7,000,000
                    (SunTrust Bank LOC), 3.260%, 11/7/2007
      5,645,000     Virginia College Building Authority, (Series 2006), Daily VRDNs (Shenandoah University)/               5,645,000
                    (Branch Banking & Trust Co. LOC), 3.600%, 11/1/2007
      1,220,000 3,4 Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly               1,220,000
                    VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.500%, 11/1/2007
     13,020,000 3,4 Virginia State, P-Floats (Series EC-1065), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.520%,             13,020,000
                    11/1/2007
                       TOTAL                                                                                              78,405,000
                    WASHINGTON--2.0%
      8,680,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-36), Weekly VRDNs              8,680,000
                    (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV,
                    Amsterdam LIQ), 3.500%, 11/1/2007
      4,170,000 3,4 Clark County, WA, Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly                4,170,000
                    VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
      8,030,000 3,4 Clark County, WA, School District No. 119 Battleground, (PT-2786), 3.70% TOBs (FSA                     8,030,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 2/14/2008
      5,000,000 3,4 Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp. INS)/                               5,000,000
                    (Landesbank Hessen-Thueringen LIQ), 3.520%, 11/1/2007
      5,160,000 3,4 Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ),             5,160,000
                    3.520%, 11/1/2007
      5,157,000 3,4 Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/                       5,157,000
                    (Bank of New York LIQ), 3.520%, 11/1/2007
     10,705,000 3,4 Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (MBIA Insurance Corp.                          10,705,000
                    INS)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
     17,700,000 3,4 King County, WA, Sewer System, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/(Wachovia             17,700,000
                    Bank N.A. LIQ), 3.340%, 11/7/2007
     12,580,000 3,4 King County, WA, Sewer System, ROCs (Series 10279), Weekly VRDNs (FSA INS)/                           12,580,000
                    (Citigroup, Inc. LIQ), 3.620%, 11/1/2007
     25,200,000     King County, WA, (2006 Series A), 4.00% BANs, 11/1/2007                                               25,200,000
     20,670,000 3,4 Seattle, WA, Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (FSA                    20,670,000
                    INS)/(Bank of New York LIQ), 3.340%, 11/7/2007
      5,250,000 3,4 Seattle, WA, Water System, ROCs (Series 4006), Weekly VRDNs (MBIA Insurance Corp.                      5,250,000
                    INS)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
      7,390,000 3,4 Snohomish County, WA, Public Utility District, ROCs (Series 6055), Weekly VRDNs (FSA                   7,390,000
                    INS)/(Citigroup, Inc. LIQ), 3.510%, 11/1/2007
      3,435,000 3,4 Spokane, WA, School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/                      3,435,000
                    (Citigroup, Inc. LIQ), 3.510%, 11/1/2007
      5,000,000 3,4 Washington Health Care Facilities Authority, ROCs (Series 510CE), Weekly VRDNs (Overlake               5,000,000
                    Hospital Medical Center)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.510%,
                    11/1/2007
      9,000,000     Washington State Higher Education Facilities Authority, (Series 2007), Weekly VRDNs (Saint             9,000,000
                    Martin's University)/(Key Bank, N.A. LOC), 3.500%, 11/1/2007
      6,380,000     Washington State Housing Finance Commission, (Series 2005 B), Weekly VRDNs (Forest Ridge               6,380,000
                    School of the Sacred Heart)/(Key Bank, N.A. LOC), 3.470%, 11/1/2007
     34,860,000 3,4 Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA Insurance Corp.          34,860,000
                    INS)/(Bear Stearns & Co., Inc. LIQ), 3.500%, 11/1/2007
      8,690,000 3,4 Washington State, MERLOTS (Series 2002-A14), Weekly VRDNs (MBIA Insurance Corp.                        8,690,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
      5,635,000 3,4 Washington State, P-Floats (Series EC-1116), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),             5,635,000
                    3.540%, 11/1/2007
      5,170,000 3,4 Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New              5,170,000
                    York LIQ), 3.520%, 11/1/2007
      3,757,500 3,4 Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/                  3,757,500
                    (Bank of New York LIQ), 3.520%, 11/1/2007
                       TOTAL                                                                                             217,619,500
                    WEST VIRGINIA--0.3%
      5,800,000     Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/                         5,800,000
                    (Huntington National Bank, Columbus, OH LOC), 3.630%, 11/1/2007
     27,245,000     Cabell County, WV, (Series 2007A), Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama             27,245,000
                    LOC), 3.480%, 11/1/2007
      1,300,000 3,4 West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA Insurance Corp.               1,300,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
                       TOTAL                                                                                              34,345,000
                    WISCONSIN--1.4%
     17,375,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Wisconsin Non-AMT), (Series 2005-25), Weekly VRDNs              17,375,000
                    (Central Brown County, WI Water Authority)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ),
                    3.500%, 11/1/2007
     22,000,000 3,4 Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT), (Series 2004-4), Weekly VRDNs              22,000,000
                    (Wisconsin State)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 3.520%,
                    11/1/2007
     24,000,000     Green Bay, WI, Area Public School District, 3.90% BANs, 8/26/2008                                     24,101,040
      8,500,000     Madison, WI, Metropolitan School District, 4.00% TRANs, 9/5/2008                                       8,532,592
      4,750,000     New Richmond, WI, School District, 4.125% BANs, 6/6/2008                                               4,751,890
      7,000,000 3,4 University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly                7,000,000
                    VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
     14,300,000 3,4 West Allis, WI, (Series 2007 FR/RI-F7), Weekly VRDNs (Wisconsin State Fair Park Exposition            14,300,000
                    Center, Inc)/(Lehman Brothers Holdings, Inc. SWP), 3.310%, 11/7/2007
     17,430,000 3,4 Wisconsin State HEFA, (MT-339), Weekly VRDNs (Wheaton Franciscan HealthCare)/                         17,430,000
                    (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.630%, 11/1/2007
      1,040,000     Wisconsin State HEFA, (Series 2005), Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall &             1,040,000
                    Ilsley Bank, Milwaukee LOC), 3.450%, 11/1/2007
      6,525,000     Wisconsin State HEFA, (Series 2006), Weekly VRDNs (16th Street Community Health Center,                6,525,000
                    Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.330%, 11/7/2007
     21,590,000 3,4 Wisconsin State HEFA, MERLOTS (Series 1997 B), Weekly VRDNs (Sinai Samaritan Medical Center,          21,590,000
                    Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.340%, 11/7/2007
      6,830,000 3,4 Wisconsin State Transportation, (PT-3929), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,               6,830,000
                    Inc. LIQ), 3.520%, 11/1/2007
                       TOTAL                                                                                             151,475,522
                       TOTAL MUNICIPAL INVESTMENTS --103.8%                                                           11,335,668,128
                       (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILITIES - NET -(3.8)%                                                      (410,774,987)
                       TOTAL NET ASSETS -100%                                                                       $ 10,924,893,141

     At October 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax.

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1, or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First Tier security.

     At October 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Based on Total Market Value
                 FIRST TIER                            SECOND TIER
                   100.0%                                  0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $5,220,877,058, which represented 47.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2007, these liquid restricted securities amounted to $5,220,877,058, which represented 47.8% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 COPs    --Certificates of Participation
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 EDFA    --Economic Development Financing Authority
 EDR     --Economic Development Revenue
 EDRB    --Economic Development Revenue Bond
 FGIC    --Financial Guaranty Insurance Company
 FHLMC   --Federal Home Loan Mortgage Corporation
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HDA     --Hospital Development Authority
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDC     --Industrial Development Corporation
 IDFA    --Industrial Development Finance Authority
 IDRB    --Industrial Development Revenue Bond
 IFA     --Industrial Finance Authority
 INS     --Insured
 INV     --Investment Agreement
 ISD     --Independent School District
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts - Liquidity Optional Tender Series
 MFH     --Multi Family Housing
 PCR     --Pollution Control Revenue
 PCRB(s) --Pollution Control Revenue Bond(s)
 PRF     --Prerefunded
 PUTTERs --Puttable Tax-Exempt Receipts
 RANs    --Revenue Anticipation Notes
 ROCs    --Reset Option Certificates
 SPEARs  --Short Puttable Exempt Adjustable Receipts
 SWP     --Swap Agreement
 TANs    --Tax Anticipation Notes
 TICs    --Trust Inverse Certificates
 TOBs    --Tender Option Bonds
 TOCs    --Tender Option Certificates
 TOPS    --Trust Obligation Participation Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes










TREASURY OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                      REPURCHASE AGREEMENTS--100.2%
  $ 1,000,000,000     Repurchase agreement 4.55%, dated 10/31/2007 under which ABN AMRO Bank NV, New York will      $  1,000,000,000
                      repurchase U.S. Treasury securities with various maturities to 5/15/2030 for
                      $1,000,126,389 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,020,129,584.
      300,000,000     Repurchase agreement 4.55%, dated 10/31/2007 under which Abbey National Securities, Inc.           300,000,000
                      will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for
                      $300,037,917 on 11/1/2007. The market value of the underlying securities at the end of the period was 306,038,829.
    1,406,702,000     Interest in $2,800,000,000 joint repurchase agreement 4.55%, dated 10/31/2007 under which        1,406,702,000
                      BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 1/15/2025 for $2,800,353,889 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,856,361,980.
    1,000,000,000     Repurchase agreement 4.52%, dated 10/31/2007 under which Banc of America Securities LLC          1,000,000,000
                      will repurchase U.S. Treasury securities with various maturities to 9/30/2009 for
                      $1,000,125,556 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,020,128,386.
    1,950,000,000     Repurchase agreement 4.53%, dated 10/31/2007 under which Barclays Capital, Inc. will             1,950,000,000
                      repurchase U.S. Treasury securities with various maturities to 5/15/2021 for
                      $1,950,245,375 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,989,250,648.
      500,000,000     Repurchase agreement 4.55%, dated 10/31/2007 under which Barclays Capital, Inc. will               500,000,000
                      repurchase U.S. Treasury securities with various maturities to 2/15/2021 for $500,063,194 on 11/1/2007. The market value of the underlying securities at the end of the period was
                      $510,064,929.
      500,000,000     Repurchase agreement 4.55%, dated 10/31/2007 under which Bear Stearns and Co., Inc. will           500,000,000
                      repurchase U.S. Treasury securities with various maturities to 8/15/2017 for $500,063,194 on 11/1/2007. The market value of the underlying securities at the end of the period was
                      $511,653,944.
      100,000,000     Repurchase agreement 4.55%, dated 10/31/2007 under which CIBC World Markets Corp. will             100,000,000
                      repurchase U.S. Treasury securities with various maturities to 5/15/2013 for $100,012,639 on 11/1/2007. The market value of the underlying securities at the end of the period was
                      $102,053,876.
    1,825,000,000     Repurchase agreement 4.56%, dated 10/31/2007 under which Citigroup Global Markets, Inc.          1,825,000,000
                      will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for
                      $1,825,231,167 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,861,736,916.
       96,000,000     Interest in $100,000,000 joint repurchase agreement 4.45%, dated 10/31/2007 under which             96,000,000
                      Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2016 for $100,012,361 on 11/1/2007. The market value of the underlying securities at the end of the period was $102,012,946.
    1,000,000,000     Repurchase agreement 4.55%, dated 10/31/2007 under which Deutsche Bank Securities, Inc.          1,000,000,000
                      will repurchase U.S. Treasury securities with various maturities to 8/15/2026 for
                      $1,000,126,389 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,020,129,482.
    1,500,000,000     Repurchase agreement 4.55%, dated 10/31/2007 under which Dresdner Kleinwort Wassertstein         1,500,000,000
                      will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for
                      $1,500,189,583 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,530,002,030.
    1,098,000,000     Interest in $1,500,000,000 joint repurchase agreement 4.55%, dated 10/31/2007 under which        1,098,000,000
                      Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      2/15/2036 for $1,500,189,583 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,530,193,946.
    1,398,000,000     Interest in $1,800,000,000 joint repurchase agreement 4.55%, dated 10/31/2007 under which        1,398,000,000
                      Greenwich Capital Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2037 for $1,800,227,500 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,836,001,850.
    1,000,000,000     Repurchase agreement 4.55%, dated 10/31/2007 under which ING Financial Markets LLC will          1,000,000,000
                      repurchase U.S. Treasury securities with various maturities to 2/15/2037 for
                      $1,000,126,389 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,020,002,383.
    1,423,000,000     Interest in $1,825,000,000 joint repurchase agreement 4.55%, dated 10/31/2007 under which        1,423,000,000
                      J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 7/31/2008 for $1,825,230,660 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,861,505,038.
    1,598,000,000     Interest in $2,000,000,000 joint repurchase agreement 4.55%, dated 10/31/2007 under which        1,598,000,000
                      Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $2,000,252,778 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,040,005,362.
      450,000,000     Repurchase agreement 4.54%, dated 10/31/2007 under which Mizuho Securities USA, Inc. will          450,000,000
                      repurchase U.S. Treasury securities with various maturities to 8/15/2025 for $450,056,750 on 11/1/2007. The market value of the underlying securities at the end of the period was
                      $459,058,052.
      400,000,000     Repurchase agreement 4.55%, dated 10/31/2007 under which Mizuho Securities USA, Inc. will          400,000,000
                      repurchase U.S. Treasury securities with various maturities to 8/15/2017 for $400,050,556 on 11/1/2007. The market value of the underlying securities at the end of the period was
                      $408,051,567.
    1,500,000,000     Repurchase agreement 4.55%, dated 10/31/2007 under which Morgan Stanley & Co., Inc. will         1,500,000,000
                      repurchase U.S. Treasury securities with various maturities to 7/15/2015 for
                      $1,500,189,583 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,538,249,663.
       96,000,000     Interest in $100,000,000 joint repurchase agreement 4.43%, dated 10/31/2007 under which             96,000,000
                      UBS Securities LLC will repurchase a U.S. Treasury security maturing on 7/15/2014 for
                      $100,012,306 on 11/1/2007. The market value of the underlying security at the end of the period was $102,003,532.
      825,000,000     Interest in $1,825,000,000 joint repurchase agreement 4.53%, dated 10/31/2007 under which          825,000,000
                      UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      5/15/2037 for $1,825,229,646 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,861,503,893.
      179,000,000   1 Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS         179,000,000
                      Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      8/15/2017 for $210,515,556 on 5/21/2008. The market value of the underlying securities at the end of the period was $213,911,108.
      177,000,000   1 Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS         177,000,000
                      Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      11/15/2016 for $207,457,417 on 5/30/2008. The market value of the underlying securities at the end of the period was $210,231,416.
      140,000,000   1 Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS         140,000,000
                      Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      2/15/2017 for $163,337,622 on 6/13/2008. The market value of the underlying securities at the end of the period was $164,665,575.
                          TOTAL INVESTMENTS - 100.2%                                                                  21,461,702,000
                          (AT AMORTIZED COST)2
                          OTHER ASSETS AND LIABILITIES - NET - (0.2)%                                                   (43,958,630)
                          TOTAL NET ASSETS - 100%                                                                   $ 21,417,743,370

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.


INVESTMENT VALUATION


The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.









TRUST FOR U.S. TREASURY OBLIGATIONS
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    REPURCHASE AGREEMENTS--100.2%
  $  86,799,000     Interest in $2,800,000,000 joint repurchase agreement 4.55%, dated 10/31/2007 under which BNP      $  86,799,000
                    Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                    1/15/2025 for $2,800,353,889 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,856,361,980.
    106,000,000     Interest in $1,500,000,000 joint repurchase agreement 4.55%, dated 10/31/2007 under which            106,000,000
                    Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to
                    2/15/2036 for $1,500,189,583 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,530,193,946.
    106,000,000     Interest in $1,800,000,000 joint repurchase agreement 4.55%, dated 10/31/2007 under which            106,000,000
                    Greenwich Capital Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2037 for $1,800,227,500 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,836,001,850.
    106,000,000     Interest in $1,825,000,000 joint repurchase agreement 4.55%, dated 10/31/2007 under which J.P.       106,000,000
                    Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to
                    7/31/2008 for $1,825,230,660 on 11/1/2007. The market value of the underlying securities at the end of the period was $1,861,505,038.
    106,000,000     Interest in $2,000,000,000 joint repurchase agreement 4.55%, dated 10/31/2007 under which            106,000,000
                    Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $2,000,252,778 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,040,005,362.
      6,000,000   1 Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS             6,000,000
                    Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2017 for $210,515,556 on 5/21/2008. The market value of the underlying securities at the end of the period was $213,911,108.
      5,000,000   1 Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS             5,000,000
                    Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $207,457,417 on 5/30/2008. The market value of the underlying securities at the end of the period was $210,231,416.
      4,000,000   1 Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS             4,000,000
                    Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2017 for $163,337,622 on 6/13/2008. The market value of the underlying securities at the end of the period was $164,665,575.
                       TOTAL INVESTMENTS-100.2%                                                                          525,799,000
                       (AT AMORTIZED COST)2
                       OTHER ASSETS AND LIABILITIES - NET-(0.2)%                                                           (827,304)
                       TOTAL NET ASSETS-100%                                                                           $ 524,971,696


1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.










ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 21, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        DECEMBER 20, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 21, 2007